THE DFA INVESTMENT TRUST COMPANY
FORM N-Q REPORT
July 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
ST	Special Tax
CP	Certificate Participation
GDR	Global Depositary Receipt

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (12.6%)
	Activision Blizzard, Inc.	71,135	$5,877,885
	AT&T, Inc.	26,929,928	796,587,270
#	CenturyLink, Inc.	7,137,100	68,873,015
#*	Charter Communications, Inc., Class A	909,786	527,675,880
	Comcast Corp., Class A	18,885,857	808,314,680
#*	Discovery, Inc., Class A	1,025,284	21,633,492
*	Discovery, Inc., Class C	1,502,102	28,464,833
*	DISH Network Corp., Class A	631,400	20,274,254
#	Fox Corp., Class A	827,381	21,321,608
*	Fox Corp., Class B	322,091	8,300,285
*	GCI Liberty, Inc., Class A	59,566	4,669,379
	Interpublic Group of Cos., Inc. (The)	601,891	10,864,132
*	Liberty Broadband Corp., Class A	27,366	3,694,684
*	Liberty Broadband Corp., Class C	180,560	24,785,471
#*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,299,808
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	2,784,237
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	5,466,413
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	12,544,475
*	Madison Square Garden Entertainment Corp.	12,866	911,685
#	News Corp., Class A	527,829	6,713,985
	News Corp., Class B	64,856	827,563
#*	T-Mobile US, Inc.	1,358,407	145,865,744
	Verizon Communications, Inc.	1,214,585	69,814,346
#	ViacomCBS, Inc., Class A	2,909	80,696
#	ViacomCBS, Inc., Class B	1,165,067	30,373,297
	Walt Disney Co. (The)	2,613,887	305,667,946
#*	Zillow Group, Inc., Class C	6,600	451,374
TOTAL COMMUNICATION SERVICES			2,934,138,437
CONSUMER DISCRETIONARY — (6.4%)
	Advance Auto Parts, Inc.	261,735	39,296,893
	Aptiv P.L.C.	15,300	1,189,575
	Aramark	1,080,639	22,823,096
#	Autoliv, Inc.	418,017	27,183,645
#	BorgWarner, Inc.	1,108,515	40,571,649
*	Capri Holdings, Ltd.	24,034	360,029
#*	CarMax, Inc.	284,876	27,624,426
#	Carnival Corp.	1,353,266	18,783,332
*	Dollar Tree, Inc.	461,675	43,097,361
	DR Horton, Inc.	3,077,410	203,601,446
	Ford Motor Co.	14,521,936	95,989,997
#	Gap, Inc. (The)	942,706	12,603,979
	Garmin, Ltd.	539,936	53,232,290
	General Motors Co.	5,911,367	147,133,925
	Gentex Corp.	1,388,344	37,471,404
	Genuine Parts Co.	729	65,719
#	Harley-Davidson, Inc.	351,262	9,143,350
	Hasbro, Inc.	6,000	436,560
#	Hyatt Hotels Corp., Class A	139,548	6,698,304
#	Kohl's Corp.	522,185	9,942,402
	Lear Corp.	355,345	39,222,981
	Lennar Corp., Class A	980,125	70,912,044
	Lennar Corp., Class B	37,985	2,046,252

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	1,710,474	$48,218,262
#	MGM Resorts International	2,363,685	38,031,692
*	Mohawk Industries, Inc.	568,842	45,422,034
	Newell Brands, Inc.	402,281	6,597,408
#*	Norwegian Cruise Line Holdings, Ltd.	89,903	1,226,277
	PulteGroup, Inc.	2,391,049	104,249,736
#	PVH Corp.	349,863	17,024,334
*	Qurate Retail, Inc., Class A	63,525	693,058
#	Ralph Lauren Corp.	286,598	20,434,437
#	Royal Caribbean Cruises, Ltd.	1,048,437	51,069,366
#*	Skechers U.S.A., Inc., Class A	31,900	934,032
	Tapestry, Inc.	357,469	4,775,786
	Target Corp.	1,224,594	154,151,893
	Tiffany & Co.	56,092	7,031,693
#	Toll Brothers, Inc.	212,428	8,114,750
#*	Veoneer, Inc.	289,615	2,910,631
#	Whirlpool Corp.	493,880	80,561,706
TOTAL CONSUMER DISCRETIONARY			1,500,877,754
CONSUMER STAPLES — (5.2%)
	Archer-Daniels-Midland Co.	1,090,428	46,703,031
	Bunge, Ltd.	587,605	25,525,561
	Conagra Brands, Inc.	578,611	21,668,982
	Constellation Brands, Inc., Class A	213,898	38,116,624
#	Coty, Inc., Class A	164,915	611,835
	Ingredion, Inc.	246,558	21,327,267
#	JM Smucker Co. (The)	864,361	94,517,875
	Kraft Heinz Co. (The)	974,551	33,505,064
	Kroger Co. (The)	2,823,877	98,242,681
#	Molson Coors Beverage Co., Class B	612,291	22,973,158
	Mondelez International, Inc., Class A	3,331,133	184,844,570
#*	Pilgrim's Pride Corp.	6,211	95,339
#*	Post Holdings, Inc.	411,384	36,506,216
	Seaboard Corp.	13	35,142
	Tyson Foods, Inc., Class A	1,708,709	105,000,168
*	US Foods Holding Corp.	1,072,390	21,769,517
	Walgreens Boots Alliance, Inc.	3,325,385	135,376,423
	Walmart, Inc.	2,536,159	328,178,975
TOTAL CONSUMER STAPLES			1,214,998,428
ENERGY — (8.2%)
	Apache Corp.	202,847	3,113,702
#	Baker Hughes Co.	820,593	12,710,986
	Cabot Oil & Gas Corp.	91,300	1,707,310
	Chevron Corp.	6,075,451	509,973,357
	Cimarex Energy Co.	11,916	291,465
	Concho Resources, Inc.	714,804	37,555,802
	ConocoPhillips	5,038,126	188,375,531
	Devon Energy Corp.	41,490	435,230
	Diamondback Energy, Inc.	218,522	8,710,287
	EOG Resources, Inc.	509,074	23,850,117
	Exxon Mobil Corp.	11,758,838	494,811,903
	Halliburton Co.	750,288	10,751,627
#	Hess Corp.	1,028,671	50,620,900
	HollyFrontier Corp.	1,099,626	30,239,715
	Kinder Morgan, Inc.	4,363,116	61,519,936
	Marathon Oil Corp.	420,347	2,307,705
	Marathon Petroleum Corp.	3,035,515	115,956,673

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	National Oilwell Varco, Inc.	901,904	$10,380,915
#	Noble Energy, Inc.	828,656	8,278,273
#	Occidental Petroleum Corp.	3,385,945	53,294,774
	Parsley Energy, Inc., Class A	89,221	979,647
	Phillips 66	1,052,663	65,286,159
	Pioneer Natural Resources Co.	473,851	45,925,639
	Schlumberger, Ltd.	1,730,153	31,384,975
	Targa Resources Corp.	435,529	7,961,470
	TechnipFMC P.L.C.	1,010,948	8,117,912
	Valero Energy Corp.	2,213,039	124,439,183
	Williams Cos., Inc. (The)	292,944	5,604,019
TOTAL ENERGY			1,914,585,212
FINANCIALS — (19.4%)
	Aflac, Inc.	1,555,653	55,334,577
	Alleghany Corp.	33,873	17,692,545
	Allstate Corp. (The)	792,190	74,774,814
	Ally Financial, Inc.	3,013,089	60,563,089
	American Financial Group, Inc.	352,608	21,427,988
	American International Group, Inc.	1,399,338	44,974,723
*	Arch Capital Group, Ltd.	522,976	16,081,512
	Assurant, Inc.	226,026	24,291,014
*	Athene Holding, Ltd., Class A	122,622	3,954,560
	Axis Capital Holdings, Ltd.	76,336	3,062,600
	Bank of America Corp.	13,423,467	333,975,859
	Bank of New York Mellon Corp. (The)	3,570,549	128,004,182
*	Berkshire Hathaway, Inc., Class B	2,608,006	510,595,415
#	BOK Financial Corp.	6,114	340,550
	Capital One Financial Corp.	1,998,252	127,488,478
	Charles Schwab Corp. (The)	3,700	122,655
	Chubb, Ltd.	590,560	75,142,854
	Citigroup, Inc.	6,552,514	327,691,225
	Citizens Financial Group, Inc.	912,076	22,628,606
	CNA Financial Corp.	188,355	6,272,222
	Comerica, Inc.	155,103	5,974,568
	E*TRADE Financial Corp.	64,016	3,250,092
	East West Bancorp, Inc.	105,524	3,657,462
	Equitable Holdings, Inc.	1,600	32,736
	Everest Re Group, Ltd.	128,591	28,134,425
	Fifth Third Bancorp	4,741,899	94,174,114
#	Franklin Resources, Inc.	47,772	1,005,601
	Goldman Sachs Group, Inc. (The)	1,174,999	232,602,802
	Hartford Financial Services Group, Inc. (The)	2,308,918	97,713,410
	Huntington Bancshares, Inc.	6,621,934	61,385,328
#	Invesco, Ltd.	87,616	879,665
	Jefferies Financial Group, Inc.	303,442	4,915,760
	JPMorgan Chase & Co.	6,441,066	622,464,618
	KeyCorp	4,139,762	49,718,542
#	Lincoln National Corp.	716,472	26,702,911
	Loews Corp.	1,036,913	37,754,002
	M&T Bank Corp.	159,324	16,880,378
*	Markel Corp.	299	312,317
	MetLife, Inc.	1,663,754	62,973,089
	Morgan Stanley	4,682,439	228,877,618
#	New York Community Bancorp, Inc.	866,415	9,123,350
	Northern Trust Corp.	7,507	588,173
	Old Republic International Corp.	816,263	13,117,346
#	People's United Financial, Inc.	396,896	4,282,508
	PNC Financial Services Group, Inc. (The)	1,281,228	136,668,591

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Principal Financial Group, Inc.	1,684,917	$71,491,028
#	Prosperity Bancshares, Inc.	47,592	2,644,212
	Prudential Financial, Inc.	751,138	47,599,615
	Regions Financial Corp.	6,114,973	66,408,607
	Reinsurance Group of America, Inc.	221,354	18,870,429
	RenaissanceRe Holdings, Ltd.	112,797	20,346,323
#	Santander Consumer USA Holdings, Inc.	811,033	14,890,566
	Signature Bank	400	41,012
	State Street Corp.	412,299	26,300,553
	Synchrony Financial	1,129,706	25,000,394
	Synovus Financial Corp.	149,872	3,019,921
	TCF Financial Corp.	136,600	3,755,134
	Travelers Cos., Inc. (The)	1,137,532	130,156,411
	Truist Financial Corp.	3,398,217	127,297,209
	U.S. Bancorp.	657,735	24,230,957
#	Unum Group	780,133	13,441,692
#	Voya Financial, Inc.	184,436	9,111,138
	Wells Fargo & Co.	12,295,996	298,300,863
	WR Berkley Corp.	260,023	16,056,420
#	Zions Bancorp NA	923,809	29,996,078
TOTAL FINANCIALS			4,546,567,436
HEALTH CARE — (18.5%)
	Abbott Laboratories	443,906	44,674,700
	AbbVie, Inc.	244,848	23,238,524
*	Alexion Pharmaceuticals, Inc.	241,257	24,726,430
	Anthem, Inc.	1,268,678	347,364,036
	Becton Dickinson and Co.	110,080	30,969,907
*	Biogen, Inc.	219,404	60,268,085
*	Bio-Rad Laboratories, Inc., Class A	28,257	14,831,817
*	Boston Scientific Corp.	2,600	100,282
	Bristol-Myers Squibb Co.	2,042,932	119,838,391
	Cardinal Health, Inc.	694,742	37,946,808
*	Centene Corp.	1,669,431	108,930,373
#*	Change Healthcare, Inc.	1,125,378	13,121,907
*	Cigna Corp.	1,532,809	264,700,786
	CVS Health Corp.	5,447,574	342,870,308
	Danaher Corp.	1,567,775	319,512,545
*	DaVita, Inc.	1,056,329	92,312,591
#	DENTSPLY SIRONA, Inc.	248,765	11,094,919
*	Elanco Animal Health, Inc.	77,428	1,829,624
#	Envista Holdings Corp.	660,746	14,450,515
	Gilead Sciences, Inc.	2,830	196,770
#*	Henry Schein, Inc.	212,081	14,576,327
	Humana, Inc.	519,080	203,712,946
*	IQVIA Holdings, Inc.	253,116	40,091,043
*	Jazz Pharmaceuticals P.L.C.	216,273	23,411,552
*	Laboratory Corp. of America Holdings	761,302	146,870,382
	McKesson Corp.	566,778	85,107,384
	Medtronic P.L.C.	3,238,628	312,462,829
#*	Mylan NV	3,258,350	52,492,019
	PerkinElmer, Inc.	110,802	13,175,466
	Perrigo Co. P.L.C.	386,545	20,494,616
	Pfizer, Inc.	22,211,961	854,716,259
	Quest Diagnostics, Inc.	975,068	123,901,891
	STERIS P.L.C.	209,661	33,468,185
#*	Syneos Health, Inc.	13,705	855,055
	Thermo Fisher Scientific, Inc.	1,048,159	433,885,418
*	United Therapeutics Corp.	2,261	252,034

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	543,070	$59,683,393
	Zimmer Biomet Holdings, Inc.	323,050	43,566,523
TOTAL HEALTH CARE			4,335,702,640
INDUSTRIALS — (11.2%)
*	AECOM	520,350	18,831,466
	AGCO Corp.	298,921	19,618,185
	Alaska Air Group, Inc.	384,393	13,238,495
	AMERCO	84,734	26,922,534
	AMETEK, Inc.	142,769	13,313,209
	Arcosa, Inc.	75,409	3,183,768
	Carlisle Cos., Inc.	361,400	43,035,512
	Carrier Global Corp.	2,467,746	67,221,401
	Cummins, Inc.	404,064	78,089,409
	Deere & Co.	52,188	9,201,266
	Delta Air Lines, Inc.	2,880,182	71,918,144
	Dover Corp.	415,802	42,798,500
	Eaton Corp. P.L.C.	1,805,121	168,110,919
	Emerson Electric Co.	244,394	15,154,872
	FedEx Corp.	1,023,792	172,406,573
#	Fluor Corp.	363	3,699
	Fortive Corp.	173,059	12,147,011
	Fortune Brands Home & Security, Inc.	523,155	40,021,357
	General Dynamics Corp.	176,807	25,944,659
	General Electric Co.	4,452,594	27,027,246
	Howmet Aerospace, Inc.	2,019,433	29,847,220
	Hubbell, Inc.	28,196	3,805,614
#*	Ingersoll Rand, Inc.	796,624	25,165,352
	Jacobs Engineering Group, Inc.	415,660	35,476,581
#*	JetBlue Airways Corp.	1,384,948	14,320,362
	Johnson Controls International P.L.C.	1,635,287	62,925,844
	Kansas City Southern	681,598	117,132,616
	L3Harris Technologies, Inc.	22,363	3,764,364
	ManpowerGroup, Inc.	242,804	16,702,487
	Nielsen Holdings P.L.C.	1,284,634	18,537,269
	Norfolk Southern Corp.	1,352,330	259,931,349
	nVent Electric P.L.C.	13,164	239,058
	Oshkosh Corp.	293,830	23,130,298
	Otis Worldwide Corp.	1,233,873	77,413,192
	Owens Corning	524,106	31,692,690
	PACCAR, Inc.	769,837	65,497,732
	Parker-Hannifin Corp.	122,331	21,887,462
	Pentair P.L.C.	1,025,620	43,947,817
	Quanta Services, Inc.	653,713	26,128,909
	Raytheon Technologies Corp.	2,538,848	143,901,905
	Republic Services, Inc.	1,841,927	160,708,131
*	Sensata Technologies Holding P.L.C.	638,984	24,268,612
#	Snap-on, Inc.	315,643	46,042,844
	Southwest Airlines Co.	1,540,288	47,579,496
	Stanley Black & Decker, Inc.	772,699	118,470,211
	Textron, Inc.	1,940,539	67,802,433
	Trane Technologies P.L.C.	841,117	94,095,759
*	United Airlines Holdings, Inc.	1,825,283	57,277,381
#*	United Rentals, Inc.	235,205	36,543,801
	Westinghouse Air Brake Technologies Corp.	306,885	19,085,178
#*	XPO Logistics, Inc.	847,283	63,563,171
TOTAL INDUSTRIALS			2,625,073,363

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (10.5%)
#*	Akamai Technologies, Inc.	37,876	$4,258,778
	Amdocs, Ltd.	723,158	44,908,112
	Analog Devices, Inc.	610,645	70,132,578
*	Arrow Electronics, Inc.	476,297	34,112,391
	Avnet, Inc.	5,178	138,356
*	CACI International, Inc., Class A	4,400	914,408
#	Cerence, Inc.	658	26,096
*	Ciena Corp.	75,200	4,475,152
	Cognizant Technology Solutions Corp., Class A	401,043	27,399,258
#	Corning, Inc.	3,942,053	122,203,643
	Dolby Laboratories, Inc., Class A	16,857	1,173,247
	DXC Technology Co.	1,024,395	18,346,915
	Fidelity National Information Services, Inc.	1,262,868	184,770,217
*	Fiserv, Inc.	372,387	37,160,499
*	Flex, Ltd.	1,342,960	15,430,610
	Global Payments, Inc.	230,621	41,055,150
	Hewlett Packard Enterprise Co.	8,088,422	79,832,725
	HP, Inc.	9,390,456	165,084,217
	Intel Corp.	17,012,355	811,999,704
#*	IPG Photonics Corp.	2,234	399,908
	Jabil, Inc.	219,735	7,659,962
	Juniper Networks, Inc.	1,224,710	31,083,140
	Lam Research Corp.	71,254	26,874,159
	Leidos Holdings, Inc.	739,121	70,334,754
	Marvell Technology Group, Ltd.	1,122,782	40,947,860
#	Microchip Technology, Inc.	36,436	3,706,634
*	Micron Technology, Inc.	5,140,431	257,304,274
#*	Nuance Communications, Inc.	4,368	119,465
*	ON Semiconductor Corp.	2,100,656	43,273,514
*	Qorvo, Inc.	509,820	65,333,433
	Skyworks Solutions, Inc.	384,886	56,031,704
	SS&C Technologies Holdings, Inc.	269,164	15,476,930
#	SYNNEX Corp.	84,757	10,572,588
	TE Connectivity, Ltd.	993,685	88,507,523
	Western Digital Corp.	1,141,714	49,207,873
*	Xerox Holdings Corp.	1,739,519	28,962,991
TOTAL INFORMATION TECHNOLOGY			2,459,218,768
MATERIALS — (5.9%)
	Air Products & Chemicals, Inc.	380,605	109,092,811
#	Albemarle Corp.	584,580	48,204,467
#*	Amcor, P.L.C.	583,530	6,010,359
#*	Arconic Corp.	504,858	8,224,137
	Ball Corp.	644	47,418
	Celanese Corp.	48,836	4,746,859
	CF Industries Holdings, Inc.	1,284,847	40,254,256
*	Corteva, Inc.	1,044,893	29,842,144
*	Dow, Inc.	1,432,858	58,833,149
	DuPont de Nemours, Inc.	1,044,893	55,880,878
	Eastman Chemical Co.	1,058,943	79,028,916
	Freeport-McMoRan, Inc.	5,353,048	69,161,380
	Huntsman Corp.	314,029	5,809,536
#	International Flavors & Fragrances, Inc.	36,015	4,536,089
	International Paper Co.	2,100,745	73,084,919
	Linde P.L.C.	728,911	178,663,375
	LyondellBasell Industries NV, Class A	641,266	40,091,950
	Martin Marietta Materials, Inc.	262,681	54,422,250
	Mosaic Co. (The)	646,659	8,710,497
	Newmont Corp.	1,822,997	126,151,392

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Nucor Corp.	2,518,486	$105,650,488
#	Packaging Corp. of America	104,846	10,077,798
	PPG Industries, Inc.	9,531	1,026,012
	Reliance Steel & Aluminum Co.	459,415	45,142,118
	Royal Gold, Inc.	120,393	16,846,592
	Sonoco Products Co.	172,782	8,939,741
	Steel Dynamics, Inc.	1,698,064	46,543,934
	Valvoline, Inc.	1,033,732	21,212,181
	Vulcan Materials Co.	532,317	62,504,662
#	Westlake Chemical Corp.	372,164	20,282,938
	WestRock Co.	1,131,953	30,404,258
TOTAL MATERIALS			1,369,427,504
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	742,520	32,529,801
*	Howard Hughes Corp. (The)	4,513	240,046
	Jones Lang LaSalle, Inc.	298,638	29,538,285
TOTAL REAL ESTATE			62,308,132
UTILITIES — (0.3%)
	MDU Resources Group, Inc.	248,941	5,222,782
	NRG Energy, Inc.	1,171,828	39,619,505
	Vistra Corp.	1,084,247	20,232,049
TOTAL UTILITIES			65,074,336
TOTAL COMMON STOCKS			23,027,972,010
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*	Occidental Petroleum Corp. 08/03/2027	423,243	2,370,162
TOTAL INVESTMENT SECURITIES (Cost $18,704,968,970)			23,030,342,172

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	99,349,112	99,349,112
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	21,190,866	245,199,506
TOTAL INVESTMENTS — (100.0%)
(Cost $19,049,477,628)^^			$23,374,890,790
As of July 31, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,024	09/18/20	$155,224,876	$167,091,200	$11,866,324
Total Futures Contracts			$155,224,876	$167,091,200	$11,866,324

The U.S. Large Cap Value Series
CONTINUED
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,934,138,437	—	—	$2,934,138,437
Consumer Discretionary	1,500,877,754	—	—	1,500,877,754
Consumer Staples	1,214,998,428	—	—	1,214,998,428
Energy	1,914,585,212	—	—	1,914,585,212
Financials	4,546,567,436	—	—	4,546,567,436
Health Care	4,335,702,640	—	—	4,335,702,640
Industrials	2,625,073,363	—	—	2,625,073,363
Information Technology	2,459,218,768	—	—	2,459,218,768
Materials	1,369,427,504	—	—	1,369,427,504
Real Estate	62,308,132	—	—	62,308,132
Utilities	65,074,336	—	—	65,074,336
Rights/Warrants
Energy	—	$2,370,162	—	2,370,162
Temporary Cash Investments	99,349,112	—	—	99,349,112
Securities Lending Collateral	—	245,199,506	—	245,199,506
Futures Contracts**	11,866,324	—	—	11,866,324
TOTAL	$23,139,187,446	$247,569,668	—	$23,386,757,114
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRALIA — (5.8%)
*	AMP, Ltd.	7,139,150	$7,428,306
	Aurizon Holdings, Ltd.	1,818,522	5,799,173
	Australia & New Zealand Banking Group, Ltd.	7,157,003	90,898,890
#	Bendigo & Adelaide Bank, Ltd.	1,864,815	9,154,663
	BlueScope Steel, Ltd.	3,397,511	27,171,192
	Boral, Ltd.	4,276,326	10,939,156
	Cleanaway Waste Management, Ltd.	214,238	317,858
	Crown Resorts, Ltd.	143,373	916,618
	Downer EDI, Ltd.	258,579	756,139
	Fortescue Metals Group, Ltd.	4,154,718	51,714,636
#	Harvey Norman Holdings, Ltd.	2,695,782	7,126,651
	Incitec Pivot, Ltd.	6,817,226	8,935,932
	Lendlease Corp., Ltd.	1,673,113	13,591,653
	National Australia Bank, Ltd.	6,504,106	81,197,756
	Newcrest Mining, Ltd.	593,653	15,123,786
#	Oil Search, Ltd.	3,372,770	6,961,394
	Origin Energy, Ltd.	3,985,331	15,259,342
	QBE Insurance Group, Ltd.	1,262,721	8,843,431
	Qube Holdings, Ltd.	85,513	165,236
	Santos, Ltd.	7,088,455	26,477,565
#	Seven Group Holdings, Ltd.	21,126	255,628
#	South32, Ltd.	16,280,864	23,904,225
	Suncorp Group, Ltd.	3,668,708	22,407,789
	Tabcorp Holdings, Ltd.	4,801,883	12,143,109
	Westpac Banking Corp.	7,945,749	95,418,654
	Woodside Petroleum, Ltd.	2,572,203	36,592,512
	Worley, Ltd.	703,009	4,079,284
TOTAL AUSTRALIA			583,580,578
AUSTRIA — (0.0%)
*	Erste Group Bank AG	4,899	109,655
	Raiffeisen Bank International AG	244,387	4,203,911
TOTAL AUSTRIA			4,313,566
BELGIUM — (0.8%)
	Ageas SA	402,474	15,067,037
	KBC Group NV	565,642	32,250,848
#	Solvay SA	258,796	20,085,980
	UCB SA	139,742	17,955,695
TOTAL BELGIUM			85,359,560
CANADA — (8.2%)
#	AltaGas, Ltd.	64,783	811,571
#	Bank of Montreal	346,983	18,983,101
#	Bank of Montreal	1,441,562	80,035,522
#	Bank of Nova Scotia (The)	393,026	16,141,222
	Bank of Nova Scotia (The)	1,681,875	69,158,700
	Barrick Gold Corp.	346,186	10,004,748
	Barrick Gold Corp.	605,141	17,494,626
#	Cameco Corp.	441,393	4,488,240
#	Cameco Corp.	571,821	5,809,701
#	Canadian Imperial Bank of Commerce	811,294	56,165,809
	Canadian Imperial Bank of Commerce	248,491	17,232,851
	Canadian Natural Resources, Ltd.	511,528	9,024,157

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Natural Resources, Ltd.	3,417,479	$60,352,679
#*	Canopy Growth Corp.	29,400	537,432
#	Cenovus Energy, Inc.	2,110,053	9,410,836
	Fairfax Financial Holdings, Ltd.	97,836	30,654,233
	First Quantum Minerals, Ltd.	1,762,535	14,895,587
	Genworth MI Canada, Inc.	69,674	1,726,440
	Great-West Lifeco, Inc.	383,257	6,775,561
	Husky Energy, Inc.	1,238,588	3,985,452
	iA Financial Corp., Inc.	573,199	20,125,834
#	Imperial Oil, Ltd.	208,007	3,253,385
#	Imperial Oil, Ltd.	499,213	7,802,699
*	Kinross Gold Corp.	6,255,668	58,379,074
	Lundin Mining Corp.	3,127,964	17,514,450
	Magna International, Inc.	12,386	572,487
	Magna International, Inc.	1,443,051	66,625,665
#	Manulife Financial Corp.	1,542,260	20,667,861
#	Manulife Financial Corp.	1,671,414	22,430,376
	Nutrien, Ltd.	3,682	119,907
	Nutrien, Ltd.	1,107,517	36,093,973
#	Onex Corp.	26,937	1,197,379
	Pembina Pipeline Corp.	92,464	2,250,574
#	Sun Life Financial, Inc.	23,420	912,881
	Sun Life Financial, Inc.	334,277	13,026,775
	Suncor Energy, Inc.	3,183,710	50,080,839
	Suncor Energy, Inc.	1,502,973	23,686,854
	Teck Resources, Ltd., Class B	1,005,852	10,190,311
	Teck Resources, Ltd., Class B	1,867,648	18,919,274
	TMX Group, Ltd.	14,040	1,435,184
	Yamana Gold, Inc.	1,314,141	8,555,058
TOTAL CANADA			817,529,308
DENMARK — (2.7%)
	AP Moller - Maersk A.S., Class A	3,625	4,303,753
	AP Moller - Maersk A.S., Class B	3,509	4,517,599
	Carlsberg A.S., Class B	288,439	42,599,413
*	Danske Bank A.S.	884,653	14,327,773
#*	Demant A.S.	187,775	5,829,052
	DSV Panalpina A.S.	281,831	38,564,477
*	Genmab A.S.	58,472	20,126,438
	GN Store Nord A.S.	103,697	6,376,845
	H Lundbeck A.S.	236,230	8,612,965
	Novozymes A.S., Class B	204,244	12,217,734
	Rockwool International A.S., Class B	22,552	7,275,575
	Tryg A.S.	125,159	3,682,952
#	Vestas Wind Systems A.S.	774,838	99,322,580
TOTAL DENMARK			267,757,156
FINLAND — (0.9%)
#	Fortum Oyj	720,447	14,622,758
	Nokia Oyj	235,112	1,128,566
*	Nordea Bank Abp	3,874,650	29,928,114
	Stora Enso Oyj, Class R	1,165,514	14,617,537
	UPM-Kymmene Oyj	1,235,120	32,969,894
TOTAL FINLAND			93,266,869
FRANCE — (9.7%)
*	Amundi SA	15,838	1,204,993
	Arkema SA	237,138	24,670,688

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Atos SE	212,422	$18,164,018
#	AXA SA	2,595,269	52,070,668
*	BNP Paribas SA	1,948,140	78,595,286
	Bollore SA	1,717,699	5,763,477
*	Bouygues SA	1,023,747	36,165,475
	Capgemini SE	108,211	14,034,358
	Carrefour SA	2,495,917	39,667,408
*	Casino Guichard Perrachon SA	12,871	356,771
*	Cie de Saint-Gobain	2,006,077	74,214,886
	Cie Generale des Etablissements Michelin SCA	664,554	68,825,254
*	CNP Assurances	573,388	6,964,309
*	Credit Agricole SA	1,053,519	10,140,915
*	Eiffage SA	86,999	7,603,094
	Electricite de France SA	1,705,570	17,271,571
*	Engie SA	2,838,450	37,811,459
#*	EssilorLuxottica SA	33,861	4,510,115
#	Iliad SA	3,398	664,552
*	Natixis SA	2,753,146	6,734,170
	Orange SA	5,978,647	70,075,003
*	Peugeot SA	3,133,702	50,373,374
	Publicis Groupe SA	301,595	9,643,818
#*	Renault SA	673,493	16,005,720
	Sanofi	12,712	1,334,723
*	SCOR SE	194,661	5,009,985
	SES SA	107,379	759,561
*	Societe Generale SA	1,959,974	30,174,421
	Total SE	6,874,996	260,175,271
	Valeo SA	751,932	19,296,360
	Vivendi SA	174,420	4,628,482
TOTAL FRANCE			972,910,185
GERMANY — (6.4%)
	Allianz SE	355,318	73,719,338
	BASF SE	1,039,248	57,331,218
	Bayer AG	1,091,722	72,526,919
	Bayerische Motoren Werke AG	1,138,372	72,799,404
#*	Commerzbank AG	2,569,427	13,204,677
	Continental AG	299,004	28,883,414
	Covestro AG	355,938	13,813,028
	Daimler AG	3,237,994	141,578,093
#*	Deutsche Bank AG	1,938,873	17,435,274
*	Deutsche Bank AG	1,679,248	14,978,892
#*	Deutsche Lufthansa AG	1,078,571	9,462,802
	Evonik Industries AG	444,408	12,006,221
#	Hapag-Lloyd AG	25,653	1,412,408
	HeidelbergCement AG	448,245	24,875,540
	METRO AG	335,254	3,058,650
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,147	834,186
	RWE AG	669,183	25,224,430
*	Talanx AG	162,600	5,919,206
	Telefonica Deutschland Holding AG	3,595,005	9,809,187
	Uniper SE	671,571	23,184,739
#*	Volkswagen AG	125,075	19,473,206
TOTAL GERMANY			641,530,832
HONG KONG — (2.7%)
	Bank of East Asia, Ltd. (The)	168,325	383,359
	BOC Aviation, Ltd.	647,400	3,747,447

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	BOC Hong Kong Holdings, Ltd.	3,412,500	$9,514,242
#	Cathay Pacific Airways, Ltd.	5,830,000	3,936,411
	CK Asset Holdings, Ltd.	4,411,000	24,492,820
	CK Hutchison Holdings, Ltd.	7,657,984	50,005,074
#	CK Infrastructure Holdings, Ltd.	380,500	1,984,153
	Guoco Group, Ltd.	9,000	122,596
	Hang Lung Group, Ltd.	389,000	941,380
	Hang Lung Properties, Ltd.	5,009,000	12,288,879
	Henderson Land Development Co., Ltd.	2,256,485	8,444,970
	Kerry Properties, Ltd.	2,588,500	6,159,602
#	MTR Corp., Ltd.	2,070,933	10,291,793
#	New World Development Co., Ltd.	5,099,042	24,897,454
	NWS Holdings, Ltd.	1,045,397	810,331
	Shangri-La Asia, Ltd.	218,000	157,735
	Sino Land Co., Ltd.	8,949,867	10,844,427
	SJM Holdings, Ltd.	5,394,000	6,086,380
	Sun Hung Kai Properties, Ltd.	3,845,920	46,773,274
	Swire Pacific, Ltd., Class A	2,119,000	10,434,289
	Swire Pacific, Ltd., Class B	2,855,000	2,528,635
	WH Group, Ltd.	15,841,500	14,101,423
	Wharf Holdings, Ltd. (The)	5,098,990	8,662,789
	Wharf Real Estate Investment Co., Ltd.	2,720,000	9,620,250
	Xinyi Glass Holdings, Ltd.	626,000	918,436
TOTAL HONG KONG			268,148,149
IRELAND — (0.5%)
	CRH P.L.C.	293,793	10,696,567
	CRH P.L.C., Sponsored ADR	382,101	13,904,655
*	Flutter Entertainment P.L.C.	94,565	14,328,290
*	Flutter Entertainment P.L.C.	61,969	9,280,727
TOTAL IRELAND			48,210,239
ISRAEL — (0.4%)
	Bank Hapoalim BM	2,312,220	13,951,797
	Bank Leumi Le-Israel BM	1,853,048	9,393,808
	First International Bank Of Israel, Ltd.	55,509	1,277,313
	Isracard, Ltd.	134,977	312,092
	Israel Discount Bank, Ltd., Class A	2,621,812	8,061,036
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	857,720	9,898,089
TOTAL ISRAEL			42,894,135
ITALY — (1.9%)
	Eni SpA	3,780,702	33,677,762
*	Fiat Chrysler Automobiles NV	2,776,827	28,230,314
#*	Fiat Chrysler Automobiles NV	1,793,632	18,205,365
*	Intesa Sanpaolo SpA	19,844,993	40,450,935
	Mediobanca Banca di Credito Finanziario SpA	164,012	1,324,571
#	Telecom Italia SpA	63,812,045	25,879,323
	Telecom Italia SpA	5,233,685	2,103,845
	Telecom Italia SpA, Sponsored ADR	1,847,002	7,332,598
#*	UniCredit SpA	3,293,998	30,232,110
TOTAL ITALY			187,436,823
JAPAN — (21.6%)
	AEON Financial Service Co., Ltd.	15,000	113,262
	AGC, Inc.	895,500	25,173,291
	Air Water, Inc.	14,300	185,408

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aisin Seiki Co., Ltd.	609,000	$17,588,680
	Alfresa Holdings Corp.	151,400	3,100,271
	Alps Alpine Co., Ltd.	258,200	3,254,889
	Amada Co., Ltd.	907,100	6,096,099
	Aozora Bank, Ltd.	253,300	4,051,998
	Asahi Kasei Corp.	1,733,600	12,469,986
	Bank of Kyoto, Ltd. (The)	113,679	4,170,682
	Bridgestone Corp.	262,200	7,723,241
	Brother Industries, Ltd.	200,600	3,122,177
	Canon Marketing Japan, Inc.	153,000	2,886,626
	Canon, Inc.	15,300	246,215
	Chiba Bank, Ltd. (The)	1,064,000	4,875,077
	Chugoku Bank, Ltd. (The)	256,900	2,212,698
	Coca-Cola Bottlers Japan Holdings, Inc.	360,357	5,376,285
	Concordia Financial Group, Ltd.	2,530,100	7,502,152
	Credit Saison Co., Ltd.	393,600	3,685,188
	Dai Nippon Printing Co., Ltd.	521,600	11,332,182
	Daicel Corp.	1,087,400	7,271,987
	Daido Steel Co., Ltd.	21,500	606,452
	Dai-ichi Life Holdings, Inc.	1,214,647	14,328,452
#	Daio Paper Corp.	39,000	529,632
	Daiwa House Industry Co., Ltd.	42,700	942,270
	Daiwa Securities Group, Inc.	3,735,400	16,586,063
	DeNA Co., Ltd.	163,100	1,839,907
	Denka Co., Ltd.	234,800	5,646,688
	Denso Corp.	716,500	26,505,194
	Dentsu Group, Inc.	471,400	10,517,019
	DIC Corp.	361,500	8,702,982
	Dowa Holdings Co., Ltd.	189,000	5,546,464
	Ebara Corp.	278,900	6,625,279
	ENEOS Holdings, Inc.	8,813,803	30,906,569
	Fuji Media Holdings, Inc.	52,200	459,825
	FUJIFILM Holdings Corp.	54,400	2,432,906
	Fukuoka Financial Group, Inc.	386,600	5,622,543
	Fukuyama Transporting Co., Ltd.	50,893	1,765,723
	Furukawa Electric Co., Ltd.	60,800	1,454,777
	Fuyo General Lease Co., Ltd.	5,300	300,013
	Glory, Ltd.	90,200	1,966,219
	Hachijuni Bank, Ltd. (The)	622,531	2,312,719
	Hankyu Hanshin Holdings, Inc.	703,300	20,142,578
	Haseko Corp.	441,400	5,215,141
	Heiwa Corp.	173,900	2,913,631
	Hino Motors, Ltd.	185,100	1,067,346
	Hitachi Capital Corp.	199,000	4,786,949
	Hitachi Construction Machinery Co., Ltd.	9,200	266,598
	Hitachi Metals, Ltd.	560,600	7,317,625
	Hitachi, Ltd.	1,579,000	47,297,427
#	Honda Motor Co., Ltd., Sponsored ADR	26,040	634,074
	Honda Motor Co., Ltd.	4,590,300	111,910,843
	Ibiden Co., Ltd.	147,600	3,998,072
	Idemitsu Kosan Co., Ltd.	622,638	12,969,955
	IHI Corp.	236,700	2,950,651
	Iida Group Holdings Co., Ltd.	674,550	10,440,594
	Inpex Corp.	2,596,983	14,823,612
	Isetan Mitsukoshi Holdings, Ltd.	549,300	2,506,463
	Isuzu Motors, Ltd.	1,169,200	9,536,581
	ITOCHU Corp.	1,299,900	28,502,022
	Itoham Yonekyu Holdings, Inc.	196,800	1,187,401
	Iyo Bank, Ltd. (The)	492,300	2,912,580

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Izumi Co., Ltd.	3,900	$150,365
	J Front Retailing Co., Ltd.	1,025,800	5,931,954
	Japan Post Holdings Co., Ltd.	1,165,810	7,962,245
	JFE Holdings, Inc.	1,616,595	10,611,146
	JGC Holdings Corp.	257,700	2,607,423
	JSR Corp.	409,100	8,920,553
	JTEKT Corp.	980,500	6,525,450
	Kajima Corp.	660,500	7,255,620
	Kamigumi Co., Ltd.	342,200	6,245,398
	Kandenko Co., Ltd.	402,500	3,154,804
	Kaneka Corp.	244,908	5,787,421
	Kawasaki Heavy Industries, Ltd.	677,300	9,236,093
	Kinden Corp.	222,800	3,453,647
	Kokuyo Co., Ltd.	142,400	1,499,109
	Komatsu, Ltd.	575,200	11,300,896
	Konica Minolta, Inc.	2,140,500	5,669,900
	K's Holdings Corp.	403,300	5,177,529
	Kuraray Co., Ltd.	1,529,300	14,974,270
	Kurita Water Industries, Ltd.	7,500	201,719
	Kyocera Corp.	179,600	10,001,973
	Kyushu Financial Group, Inc.	668,749	2,733,141
	LIXIL Group Corp.	961,800	12,837,954
	Mabuchi Motor Co., Ltd.	81,200	2,437,446
	Maeda Road Construction Co., Ltd.	4,100	74,546
	Marubeni Corp.	2,948,900	13,576,498
	Maruichi Steel Tube, Ltd.	15,500	367,034
	Mazda Motor Corp.	1,964,500	11,332,737
	Mebuki Financial Group, Inc.	1,258,420	2,799,439
	Medipal Holdings Corp.	310,850	5,692,788
	Mitsubishi Chemical Holdings Corp.	3,181,900	17,095,777
	Mitsubishi Corp.	1,911,500	38,516,298
	Mitsubishi Gas Chemical Co., Inc.	727,100	11,548,767
	Mitsubishi Heavy Industries, Ltd.	664,700	15,463,301
	Mitsubishi Logistics Corp.	89,600	2,419,959
	Mitsubishi Materials Corp.	518,200	10,594,308
#	Mitsubishi Motors Corp.	2,252,000	4,437,563
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3,913,483	14,636,426
	Mitsubishi UFJ Financial Group, Inc.	11,934,650	44,722,929
	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,638,400	6,954,792
	Mitsui & Co., Ltd., Sponsored ADR	11,723	3,518,072
	Mitsui & Co., Ltd.	1,157,000	17,297,258
	Mitsui Chemicals, Inc.	823,660	15,675,487
	Mitsui Fudosan Co., Ltd.	926,600	14,486,430
	Mitsui OSK Lines, Ltd.	546,400	8,992,926
	Mizuho Financial Group, Inc.	27,406,800	33,410,188
	MS&AD Insurance Group Holdings, Inc.	636,453	15,992,806
	Nagase & Co., Ltd.	251,300	2,896,799
	NEC Corp.	404,210	22,646,084
	NGK Insulators, Ltd.	130,100	1,616,873
	NGK Spark Plug Co., Ltd.	270,400	3,636,465
	NH Foods, Ltd.	338,867	14,893,832
	NHK Spring Co., Ltd.	883,400	4,971,415
#	Nikon Corp.	902,000	6,306,261
	Nippo Corp.	285,900	7,582,324
	Nippon Express Co., Ltd.	316,124	15,028,235
	Nippon Kayaku Co., Ltd.	162,000	1,589,177
	Nippon Paper Industries Co., Ltd.	475,600	5,989,391
	Nippon Shokubai Co., Ltd.	115,900	5,760,899
	Nippon Steel Corp.	1,328,293	10,891,166

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Yusen K.K.	740,687	$9,637,788
	Nipro Corp.	136,100	1,457,249
	Nissan Motor Co., Ltd.	5,826,900	19,931,280
	Nitto Denko Corp.	19,300	1,093,933
	NOK Corp.	258,720	2,818,284
	Nomura Holdings, Inc.	4,281,202	20,148,072
	Nomura Real Estate Holdings, Inc.	521,500	8,621,839
	NSK, Ltd.	1,295,100	8,718,137
	Obayashi Corp.	2,342,282	20,912,807
	Oji Holdings Corp.	3,568,100	14,973,961
	ORIX Corp.	3,324,900	35,959,161
	Panasonic Corp.	1,505,000	13,035,369
	Rengo Co., Ltd.	899,500	6,766,057
	Resona Holdings, Inc.	2,696,600	8,840,186
	Ricoh Co., Ltd.	2,366,400	15,239,041
	Rohm Co., Ltd.	184,800	11,866,684
	Sankyo Co., Ltd.	30,900	772,978
	Sawai Pharmaceutical Co., Ltd.	7,500	356,288
	SBI Holdings, Inc.	18,500	389,553
	Sega Sammy Holdings, Inc.	52,200	588,481
	Seibu Holdings, Inc.	73,200	654,220
	Seiko Epson Corp.	524,700	5,566,552
	Seino Holdings Co., Ltd.	481,500	5,926,194
	Sekisui Chemical Co., Ltd.	40,900	556,741
#	Sekisui House, Ltd.	1,189,600	21,726,559
	Seven & I Holdings Co., Ltd.	163,200	4,931,823
#	Shimamura Co., Ltd.	61,300	4,262,719
	Shimizu Corp.	907,700	6,506,956
	Shinsei Bank, Ltd.	313,400	3,540,558
	Shizuoka Bank, Ltd. (The)	851,000	5,526,600
	Showa Denko K.K.	234,100	4,853,393
	SoftBank Group Corp.	1,267,900	79,970,347
	Sojitz Corp.	3,534,500	7,414,215
	Sompo Holdings, Inc.	407,656	13,433,970
	Stanley Electric Co., Ltd.	18,900	452,746
	Subaru Corp.	178,884	3,378,652
	Sumitomo Chemical Co., Ltd.	8,266,400	23,853,667
	Sumitomo Corp.	1,719,300	19,100,945
	Sumitomo Dainippon Pharma Co., Ltd.	42,600	532,040
	Sumitomo Electric Industries, Ltd.	3,161,100	35,317,757
	Sumitomo Forestry Co., Ltd.	598,600	6,692,616
	Sumitomo Heavy Industries, Ltd.	524,600	10,221,862
	Sumitomo Metal Mining Co., Ltd.	609,264	18,314,200
	Sumitomo Mitsui Financial Group, Inc.	2,857,600	76,144,853
	Sumitomo Mitsui Trust Holdings, Inc.	391,544	10,052,529
	Sumitomo Realty & Development Co., Ltd.	174,600	4,452,652
	Sumitomo Rubber Industries, Ltd.	770,500	6,410,096
	Suzuken Co., Ltd.	71,300	2,536,291
	Suzuki Motor Corp.	134,100	4,400,280
	T&D Holdings, Inc.	1,378,500	11,347,097
	Taiheiyo Cement Corp.	528,721	11,474,779
	Taisei Corp.	84,600	2,905,999
	Taisho Pharmaceutical Holdings Co., Ltd.	22,600	1,284,102
	Takeda Pharmaceutical Co., Ltd.	81,171	2,943,813
	TDK Corp.	75,700	8,428,201
	Teijin, Ltd.	855,090	12,348,978
	THK Co., Ltd.	178,200	4,198,437
	Toda Corp.	717,800	4,604,458
	Toho Holdings Co., Ltd.	71,900	1,231,223

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokio Marine Holdings, Inc.	113,119	$4,776,445
	Tokyo Broadcasting System Holdings, Inc.	70,800	1,069,102
	Tokyo Tatemono Co., Ltd.	870,300	9,301,751
	Tokyu Fudosan Holdings Corp.	2,556,700	9,770,548
	Toppan Printing Co., Ltd.	656,900	9,847,861
	Toray Industries, Inc.	2,685,900	11,626,077
	Toshiba Corp.	13,600	415,904
	Tosoh Corp.	1,241,700	16,666,259
	Toyo Seikan Group Holdings, Ltd.	416,349	4,560,463
	Toyo Tire Corp	24,100	320,663
	Toyoda Gosei Co., Ltd.	311,200	6,102,164
	Toyota Boshoku Corp.	4,100	47,964
	Toyota Industries Corp.	275,700	14,006,435
	Toyota Motor Corp., Sponsored ADR	208,099	24,834,535
	Toyota Motor Corp.	3,715,890	220,589,859
	Toyota Tsusho Corp.	524,100	13,292,960
	TS Tech Co., Ltd.	145,000	3,677,963
	Tsumura & Co.	17,600	438,595
	TV Asahi Holdings Corp.	31,700	433,497
	Ube Industries, Ltd.	504,100	8,233,030
	Yamada Denki Co., Ltd.	1,918,800	8,324,899
	Yamaguchi Financial Group, Inc.	25,248	149,086
	Yamaha Motor Co., Ltd.	698,000	10,178,276
	Yamazaki Baking Co., Ltd.	21,100	354,063
	Yokohama Rubber Co., Ltd. (The)	563,500	7,207,811
	Zeon Corp.	404,300	3,887,871
TOTAL JAPAN			2,167,247,888
NETHERLANDS — (4.4%)
	ABN AMRO Bank NV	1,057,142	8,780,415
	Aegon NV	3,198,902	9,374,027
	Aegon NV	523,920	1,519,368
	Akzo Nobel NV	29,483	2,777,988
*	ArcelorMittal SA	652,213	7,221,154
#*	ArcelorMittal SA	590,702	6,480,002
#	Coca-Cola European Partners P.L.C.	53,843	2,181,461
#	Heineken NV	104,051	10,077,980
#	ING Groep NV, Sponsored ADR	760,447	5,247,084
	ING Groep NV	5,659,246	39,461,243
	Koninklijke Ahold Delhaize NV	5,195,538	149,635,892
	Koninklijke DSM NV	645,359	98,782,450
*	Koninklijke Philips NV	874,160	45,168,623
*	Koninklijke Philips NV	34,602	1,790,651
	Koninklijke Vopak NV	191,677	10,478,558
	NN Group NV	738,530	27,031,750
	Randstad NV	272,591	13,129,993
TOTAL NETHERLANDS			439,138,639
NEW ZEALAND — (0.2%)
	Air New Zealand, Ltd.	260,187	231,618
	Auckland International Airport, Ltd.	2,324,809	9,910,278
	Chorus, Ltd.	257,503	1,272,316
	EBOS Group, Ltd.	197,874	2,867,726
	Fletcher Building, Ltd.	1,461,322	3,284,845
#*	Fonterra Co-operative Group, Ltd.	289,893	736,148
	Mainfreight, Ltd.	13,725	428,973
	Ryman Healthcare, Ltd.	127,971	1,135,868
TOTAL NEW ZEALAND			19,867,772

The DFA International Value Series
CONTINUED
		Shares	Value»
NORWAY — (0.9%)
*	DNB ASA	2,102,699	$32,296,084
	Equinor ASA	1,229,349	18,431,803
*	Norsk Hydro ASA	3,886,430	10,978,101
*	SpareBank 1 SR-Bank ASA	369,350	2,929,303
*	Storebrand ASA	1,436,496	7,861,021
#*	Subsea 7 SA	453,890	3,477,135
	Yara International ASA	228,157	9,624,545
TOTAL NORWAY			85,597,992
PORTUGAL — (0.1%)
*	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	606,867	9,917,296
TOTAL PORTUGAL			9,917,296
SINGAPORE — (1.0%)
	CapitaLand, Ltd.	8,450,300	17,054,723
	City Developments, Ltd.	1,714,600	10,268,083
	Frasers Property, Ltd.	492,700	416,818
	Hongkong Land Holdings, Ltd.	1,361,700	5,186,982
	Jardine Cycle & Carriage, Ltd.	17,200	252,198
#	Keppel Corp., Ltd.	6,501,200	25,601,054
	Olam International, Ltd.	464,700	452,490
	Oversea-Chinese Banking Corp., Ltd.	2,143,056	13,423,583
	Singapore Airlines, Ltd.	7,543,500	18,817,705
	United Industrial Corp., Ltd.	1,368,070	2,087,019
	UOL Group, Ltd.	1,203,774	5,830,941
	Yangzijiang Shipbuilding Holdings, Ltd.	1,399,600	937,880
TOTAL SINGAPORE			100,329,476
SPAIN — (1.5%)
	ACS Actividades de Construccion y Servicios SA	59,114	1,371,239
	Banco Bilbao Vizcaya Argentaria SA	9,752,876	30,367,719
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	960,556	2,948,907
#*	Banco Santander SA	49,515,686	106,185,007
	CaixaBank SA	213,456	459,154
	Naturgy Energy Group SA	20,608	383,473
	Repsol SA	1,152,156	9,085,595
TOTAL SPAIN			150,801,094
SWEDEN — (3.0%)
#	BillerudKorsnas AB	504,958	8,067,242
	Boliden AB	1,195,043	32,634,439
*	Dometic Group AB	29,774	290,673
	Getinge AB, Class B	567,120	13,698,549
*	Holmen AB, Class A	5,562	251,007
*	Holmen AB, Class B	289,955	9,993,071
	Husqvarna AB, Class B	170,464	1,631,339
	ICA Gruppen AB	165,222	8,116,240
#	Intrum AB	180,447	4,326,220
#	Millicom International Cellular SA	133,262	4,011,116
*	Pandox AB	92,987	1,173,885
*	Peab AB, Class B	213,986	2,008,521
*	Saab AB, Class B	77,854	2,515,373
*	Skandinaviska Enskilda Banken AB, Class A	4,227,536	40,901,756
*	Skandinaviska Enskilda Banken AB, Class C	28,685	291,009
#	SKF AB, Class B	1,179,544	21,836,695
#*	SSAB AB, Class A	488,788	1,443,961

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	SSAB AB, Class B	1,359,160	$3,864,283
#*	Svenska Cellulosa AB SCA, Class A	63,918	779,588
#*	Svenska Cellulosa AB SCA, Class B	1,670,968	20,293,610
*	Svenska Handelsbanken AB, Class A	1,957,160	18,456,937
#*	Svenska Handelsbanken AB, Class B	37,204	389,428
#*	Swedbank AB, Class A	886,833	14,400,619
	Tele2 AB, Class B	140,411	1,992,051
	Telia Co. AB	7,857,507	30,618,571
*	Trelleborg AB, Class B	662,912	10,295,424
*	Volvo AB, Class A	132,954	2,295,106
*	Volvo AB, Class B	2,416,322	41,758,329
TOTAL SWEDEN			298,335,042
SWITZERLAND — (10.5%)
#	ABB, Ltd.	3,432,303	86,196,629
	Adecco Group AG	683,506	32,298,298
#*	Alcon, Inc.	63,250	3,793,759
*	Alcon, Inc.	498,598	30,134,858
	Baloise Holding AG	129,056	19,690,697
	Banque Cantonale Vaudoise	49,760	5,213,929
	Barry Callebaut AG	484	1,007,842
	Chocoladefabriken Lindt & Spruengli AG	6	514,435
#	Cie Financiere Richemont SA	1,165,784	72,373,172
	Clariant AG	157,372	2,974,430
	Credit Suisse Group AG	1,363,427	14,539,958
	Credit Suisse Group AG, Sponsored ADR	1,052,790	11,117,462
	Julius Baer Group, Ltd.	716,015	31,432,976
	LafargeHolcim, Ltd.	804,630	38,067,395
	LafargeHolcim, Ltd.	375,078	17,507,356
	Lonza Group AG	170,957	106,905,401
	Novartis AG, Sponsored ADR	435,908	35,805,483
	Novartis AG	1,764,136	145,306,988
#	Swatch Group AG (The)	124,698	26,142,615
	Swatch Group AG (The)	143,968	5,742,472
	Swiss Life Holding AG	78,824	28,805,569
	Swiss Prime Site AG	120,516	10,998,715
#	Swiss Re AG	324,348	25,594,004
	Swisscom AG	76,438	40,631,783
	UBS Group AG	6,275,625	73,931,741
#*	UBS Group AG	1,233,581	14,408,226
	Vifor Pharma AG	55,433	7,824,218
	Zurich Insurance Group AG	445,436	164,723,445
TOTAL SWITZERLAND			1,053,683,856
UNITED KINGDOM — (11.9%)
	3i Group P.L.C.	483,200	5,561,865
	Anglo American P.L.C.	2,846,495	68,908,167
	Antofagasta P.L.C.	246,621	3,279,026
	Aviva P.L.C.	16,319,347	56,123,099
#	Barclays P.L.C., Sponsored ADR	7,035,082	36,863,830
	Barclays P.L.C.	191,609	248,420
	Barratt Developments P.L.C.	3,492,888	23,202,072
	Bellway P.L.C.	31,714	1,050,210
	BP P.L.C., Sponsored ADR	4,331,713	95,470,955
	BP P.L.C.	3,804,526	13,778,106
#	British American Tobacco P.L.C., Sponsored ADR	838,885	28,144,592
	British American Tobacco P.L.C.	3,024,009	99,938,395
	BT Group P.L.C.	2,663,566	3,422,548

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Carnival P.L.C.	102,449	$1,108,047
#	Carnival P.L.C., ADR	20,467	230,049
	DS Smith P.L.C.	453,325	1,532,970
	Glencore P.L.C.	26,692,935	61,088,206
	GVC Holdings P.L.C.	69,102	598,043
	HSBC Holdings P.L.C.	13,949,143	62,810,474
#	HSBC Holdings P.L.C., Sponsored ADR	2,590,482	58,674,417
	Investec P.L.C.	1,312,079	2,570,254
	J Sainsbury P.L.C.	7,868,098	19,177,216
	John Wood Group P.L.C.	489,484	1,216,733
	Kingfisher P.L.C.	7,975,671	25,203,833
	Lloyds Banking Group P.L.C.	181,694,609	61,905,247
#	Lloyds Banking Group P.L.C., ADR	1,844,768	2,435,094
	M&G P.L.C.	1,767,509	3,699,298
	Melrose Industries P.L.C.	4,733,470	5,226,786
	Natwest Group P.L.C.	5,175,515	7,127,794
#	Natwest Group P.L.C., Sponsored ADR	1,051,278	2,901,527
*	Ninety One P.L.C.	656,039	1,846,965
	Pearson P.L.C.	515,601	3,542,795
#	Pearson P.L.C., Sponsored ADR	1,119,256	7,834,792
	Phoenix Group Holdings P.L.C.	577,549	4,959,584
	Royal Dutch Shell P.L.C., Class A	78,263	1,143,858
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	98,190,343
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,809,546	107,810,152
	Royal Dutch Shell P.L.C., Class B	202,019	2,835,631
	Standard Chartered P.L.C.	4,078,355	20,391,236
	Standard Life Aberdeen P.L.C.	490,582	1,596,757
	Vodafone Group P.L.C.	58,351,986	87,694,188
	Vodafone Group P.L.C., Sponsored ADR	4,011,201	60,970,259
#	Wm Morrison Supermarkets P.L.C.	9,034,593	21,915,447
#	WPP P.L.C., Sponsored ADR	150,428	5,610,964
	WPP P.L.C.	2,296,513	17,031,614
TOTAL UNITED KINGDOM			1,196,871,858
UNITED STATES — (0.1%)
	Ovintiv, Inc.	272,952	2,644,901
#	Ovintiv, Inc.	513,177	4,965,302
TOTAL UNITED STATES			7,610,203
TOTAL COMMON STOCKS			9,542,338,516
PREFERRED STOCKS — (1.3%)
GERMANY — (1.3%)
	Bayerische Motoren Werke AG	152,008	7,725,509
	Porsche Automobil Holding SE	322,304	18,243,358
*	Volkswagen AG	701,336	102,659,464
TOTAL GERMANY			128,628,331
RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	3,709,999	213,017
TOTAL INVESTMENT SECURITIES (Cost $11,534,659,631)			9,671,179,864

The DFA International Value Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	30,658,809	$354,753,081
TOTAL INVESTMENTS — (100.0%)
(Cost $11,889,275,413)^^			$10,025,932,945
As of July 31, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	536	09/18/20	$82,763,269	$87,461,800	$4,698,531
Total Futures Contracts			$82,763,269	$87,461,800	$4,698,531
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$583,580,578	—	$583,580,578
Austria	—	4,313,566	—	4,313,566
Belgium	—	85,359,560	—	85,359,560
Canada	$817,529,308	—	—	817,529,308
Denmark	—	267,757,156	—	267,757,156
Finland	—	93,266,869	—	93,266,869
France	—	972,910,185	—	972,910,185
Germany	14,978,892	626,551,940	—	641,530,832
Hong Kong	—	268,148,149	—	268,148,149
Ireland	13,904,655	34,305,584	—	48,210,239
Israel	9,898,089	32,996,046	—	42,894,135
Italy	25,537,963	161,898,860	—	187,436,823
Japan	43,623,107	2,123,624,781	—	2,167,247,888
Netherlands	15,037,105	424,101,534	—	439,138,639
New Zealand	—	19,867,772	—	19,867,772
Norway	—	85,597,992	—	85,597,992
Portugal	—	9,917,296	—	9,917,296
Singapore	—	100,329,476	—	100,329,476
Spain	2,948,907	147,852,187	—	150,801,094
Sweden	—	298,335,042	—	298,335,042
Switzerland	65,124,930	988,558,926	—	1,053,683,856
United Kingdom	505,136,974	691,734,884	—	1,196,871,858
United States	7,610,203	—	—	7,610,203
Preferred Stocks
Germany	—	128,628,331	—	128,628,331
Rights/Warrants
Hong Kong	—	213,017	—	213,017
Securities Lending Collateral	—	354,753,081	—	354,753,081
Futures Contracts**	4,698,531	—	—	4,698,531
TOTAL	$1,526,028,664	$8,504,602,812	—	$10,030,631,476
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (2.8%)
	Adways, Inc.	22,400	$65,586
#	Aeria, Inc.	15,800	65,174
	Akatsuki, Inc.	30,200	1,055,328
#*	AlphaPolis Co., Ltd.	10,700	279,944
	Amuse, Inc.	7,400	130,693
#	AOI TYO Holdings, Inc.	147,231	514,620
	Asahi Broadcasting Group Holdings Corp.	63,800	431,018
#	Asahi Net, Inc.	102,300	1,047,419
	Ateam, Inc.	77,600	617,268
*	Atrae, Inc.	33,000	827,641
	Avex, Inc.	244,400	1,959,545
#*	Bengo4.com, Inc.	20,500	1,807,809
*	Broadmedia Corp.	55,200	55,955
	Ceres, Inc.	24,900	278,956
	Daiichikosho Co., Ltd.	39,100	1,053,728
	DeNA Co., Ltd.	115,900	1,307,451
	Dip Corp.	197,100	3,709,235
*	Drecom Co., Ltd.	13,400	90,469
*	eBook Initiative Japan Co., Ltd.	14,200	504,530
#	Extreme Co., Ltd.	17,300	221,297
#	Faith, Inc.	58,110	371,487
	FAN Communications, Inc.	328,900	1,318,580
	Fibergate, Inc.	3,000	57,545
	Freebit Co., Ltd.	55,300	391,771
#*	GA Technologies Co., Ltd.	800	48,245
	Gakken Holdings Co., Ltd.	133,000	1,700,067
#	Gree, Inc.	857,200	3,533,662
	GungHo Online Entertainment, Inc.	132,800	2,441,575
	Gurunavi, Inc.	187,900	808,366
#	Imagica Group, Inc.	118,100	376,087
	Intage Holdings, Inc.	226,700	1,848,401
	Internet Initiative Japan, Inc.	178,300	6,329,550
	ITmedia, Inc.	30,000	511,592
*	Itokuro, Inc.	54,600	548,471
	Kadokawa Corp.	264,516	5,412,614
	Kamakura Shinsho, Ltd.	61,100	444,329
*	KLab, Inc.	141,900	853,151
	LIFULL Co., Ltd.	327,500	1,257,313
	Macromill, Inc.	261,900	1,748,840
#	MarkLines Co., Ltd.	67,000	1,456,725
	Marvelous, Inc.	226,600	1,392,266
#	Members Co., Ltd.	45,500	556,436
	Mixi, Inc.	253,400	4,948,929
#*	Mobile Factory, Inc.	10,500	112,416
	MTI, Ltd.	155,800	1,204,605
	Okinawa Cellular Telephone Co.	84,000	3,362,821
*	PR Times, Inc.	600	21,377
	Proto Corp.	162,500	1,603,816
#*	Shobunsha Holdings, Inc.	223,100	895,967
	SKY Perfect JSAT Holdings, Inc.	923,100	3,396,878
	SoldOut, Inc.	6,300	103,708
*	Synchro Food Co., Ltd.	41,100	112,597
	Toei Animation Co., Ltd.	21,200	1,091,149
	Toei Co., Ltd.	11,400	1,515,128

The Japanese Small Company Series
CONTINUED
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Tohokushinsha Film Corp.	90,500	$520,740
#	Tokyu Recreation Co., Ltd.	19,600	757,784
#	Tow Co., Ltd.	272,000	676,028
	TV Asahi Holdings Corp.	32,600	445,805
	Tv Tokyo Holdings Corp.	92,600	1,922,769
	Usen-Next Holdings Co., Ltd.	52,500	569,957
	ValueCommerce Co., Ltd.	113,500	3,362,446
#	V-Cube, Inc.	80,700	972,006
*	Vector, Inc.	192,300	1,328,731
*	Vision, Inc.	121,300	673,934
	Wowow, Inc.	41,300	961,492
	Zenrin Co., Ltd.	233,550	2,292,212
	ZIGExN Co., Ltd.	403,500	1,085,120
TOTAL COMMUNICATION SERVICES			83,369,154
CONSUMER DISCRETIONARY — (16.3%)
	Adastria Co., Ltd.	165,140	2,263,923
#*	Adventure, Inc.	8,800	252,851
	Aeon Fantasy Co., Ltd.	48,932	632,788
	Ahresty Corp.	158,000	457,832
#*	Aigan Co., Ltd.	60,800	115,622
	Ainavo Holdings Co., Ltd.	5,600	42,623
	Aisan Industry Co., Ltd.	231,400	963,621
*	Akebono Brake Industry Co., Ltd.	225,300	328,440
#	Alleanza Holdings Co., Ltd.	88,400	1,153,709
	Alpen Co., Ltd.	116,700	1,637,091
	Alpha Corp.	46,400	385,805
	Amiyaki Tei Co., Ltd.	28,800	688,897
	AOKI Holdings, Inc.	260,400	1,339,985
	Aoyama Trading Co., Ltd.	289,500	1,556,220
	Arata Corp.	91,700	4,349,327
	Arcland Sakamoto Co., Ltd.	185,600	3,439,778
	Arcland Service Holdings Co., Ltd.	77,100	1,301,212
	Asahi Co., Ltd.	102,000	1,567,320
	Asante, Inc.	49,700	655,129
	Ashimori Industry Co., Ltd.	29,499	247,191
	Asics Corp.	10,400	116,025
	ASKUL Corp.	77,300	2,342,274
#	Asti Corp.	19,400	219,030
#	Atom Corp.	682,500	4,794,732
	Atsugi Co., Ltd.	106,100	533,442
*	Aucfan Co., Ltd.	3,100	27,650
#*	Aucnet, Inc.	28,200	304,341
	Autobacs Seven Co., Ltd.	505,500	5,889,701
	Avantia Co., Ltd.	74,800	612,193
	Baroque Japan, Ltd.	91,600	503,707
*	Beaglee, Inc.	35,300	724,937
	Beauty Garage, Inc.	18,600	315,868
	Beenos, Inc.	7,100	78,990
	Belluna Co., Ltd.	350,500	2,506,146
	Bic Camera, Inc.	330,600	3,331,286
#	Bookoff Group Holdings, Ltd.	68,800	490,501
#	BRONCO BILLY Co., Ltd.	68,200	1,247,038
	Can Do Co., Ltd.	66,700	1,478,281
	Central Automotive Products, Ltd.	82,500	1,662,053
	Central Sports Co., Ltd.	45,800	868,434
#	Chikaranomoto Holdings Co., Ltd.	35,400	191,161
	CHIMNEY Co., Ltd.	36,800	382,609
	Chiyoda Co., Ltd.	123,100	1,176,407

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Chofu Seisakusho Co., Ltd.	134,000	$2,750,646
*	Choushimaru Co., Ltd.	7,600	65,064
	Chuo Spring Co., Ltd.	19,500	447,595
	Cleanup Corp.	142,100	702,309
#	Colowide Co., Ltd.	351,400	3,940,527
	Corona Corp.	102,800	957,270
#	Create Restaurants Holdings, Inc.	587,100	2,848,920
*	Curves Holdings Co., Ltd.	253,600	1,232,787
	Daido Metal Co., Ltd.	278,500	1,294,443
	Daidoh, Ltd.	97,800	175,540
	Daikoku Denki Co., Ltd.	57,800	644,072
	Daikyonishikawa Corp.	268,300	1,133,408
	Dainichi Co., Ltd.	68,900	433,849
#	DCM Holdings Co., Ltd.	713,300	8,959,304
#	DD Holdings Co., Ltd.	58,200	321,574
*	Descente, Ltd.	177,200	2,874,046
	Doshisha Co., Ltd.	161,800	2,559,269
	Doutor Nichires Holdings Co., Ltd.	189,786	2,526,415
	Dynic Corp.	36,400	252,305
	Eagle Industry Co., Ltd.	182,900	1,086,647
#	EAT&Co, Ltd.	33,000	531,772
#	EDION Corp.	541,600	5,218,403
	Enigmo, Inc.	147,600	1,893,958
	ES-Con Japan, Ltd.	179,200	1,173,616
	Eslead Corp.	52,100	595,067
	ESTELLE Holdings Co., Ltd.	12,600	73,952
	Exedy Corp.	189,100	2,335,125
	FCC Co., Ltd.	237,200	3,670,705
	Felissimo Corp.	17,800	173,540
	Fields Corp.	119,200	365,041
	Fine Sinter Co., Ltd.	10,300	155,601
	First Juken Co., Ltd.	42,500	359,287
#	First-corp, Inc.	45,300	243,127
#	FJ Next Co., Ltd.	113,300	853,396
	Foster Electric Co., Ltd.	140,700	1,348,732
	France Bed Holdings Co., Ltd.	153,900	1,178,514
	F-Tech, Inc.	90,700	370,598
#	Fuji Co., Ltd.	127,700	2,184,794
	Fuji Corp.	38,000	700,083
	Fuji Corp., Ltd.	177,600	805,623
#	Fuji Kyuko Co., Ltd.	61,300	1,637,703
	Fujibo Holdings, Inc.	67,500	1,968,913
	Fujikura Composites, Inc.	131,300	426,322
#	Fujio Food Group, Inc.	100,600	1,114,264
	Fujishoji Co., Ltd.	55,100	357,283
#	Fujita Kanko, Inc.	44,200	573,893
	Fujitsu General, Ltd.	151,200	3,705,643
	FuKoKu Co., Ltd.	67,200	396,748
*	Funai Electric Co., Ltd.	135,600	624,634
	Furukawa Battery Co., Ltd. (The)	101,100	1,004,197
	Furyu Corp.	100,400	868,807
	Futaba Industrial Co., Ltd.	378,700	1,479,860
#	Gakkyusha Co., Ltd.	50,900	489,611
	Genki Sushi Co., Ltd.	37,200	680,156
	Geo Holdings Corp.	222,600	3,036,349
#	Gfoot Co., Ltd.	87,000	409,421
	GLOBERIDE, Inc.	56,099	1,012,521
*	Gokurakuyu Holdings Co., Ltd.	74,400	219,840
#	Golf Digest Online, Inc.	61,600	252,609

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Greens Co., Ltd.	28,000	$104,042
#	GSI Creos Corp.	31,592	338,068
	G-Tekt Corp.	147,400	1,223,124
	Gunze, Ltd.	110,200	4,008,688
	H2O Retailing Corp.	390,800	2,251,194
	Hagihara Industries, Inc.	84,800	1,075,917
#	Hakuyosha Co., Ltd.	12,900	315,583
#	Hamee Corp.	36,100	680,507
	Handsman Co., Ltd.	39,600	568,202
	Happinet Corp.	106,900	1,130,815
	Harada Industry Co., Ltd.	23,300	189,917
	Hard Off Corp. Co., Ltd.	67,300	423,725
	Haruyama Holdings, Inc.	54,800	357,474
	Heian Ceremony Service Co., Ltd.	8,300	65,340
	Heiwa Corp.	37,700	631,650
#	Hiday Hidaka Corp.	160,265	2,228,459
	HI-LEX Corp.	115,600	1,196,903
#	Himaraya Co., Ltd.	32,100	244,460
	Hinokiya Group Co., Ltd.	42,000	579,297
*	Hiramatsu, Inc.	104,300	153,108
#	HIS Co., Ltd.	173,400	2,042,899
	H-One Co., Ltd.	138,800	630,637
	Honeys Holdings Co., Ltd.	147,340	1,435,772
	Hoosiers Holdings	294,400	1,452,498
#	Hotland Co., Ltd.	41,100	367,872
	House Do Co., Ltd.	28,700	208,470
#	HUB Co., Ltd.	27,300	136,873
	I K K, Inc.	56,900	252,734
#	IBJ, Inc.	86,800	469,325
#	Ichibanya Co., Ltd.	101,858	4,492,432
	Ichikoh Industries, Ltd.	162,000	690,444
	IDOM, Inc.	399,100	1,835,582
	IJTT Co., Ltd.	163,680	670,535
	Imasen Electric Industrial	118,700	753,363
*	Izuhakone Railway Co., Ltd.	300	0
	J Front Retailing Co., Ltd.	101,300	585,793
	Janome Sewing Machine Co., Ltd.	104,900	436,171
#	Japan Best Rescue System Co., Ltd.	114,400	793,128
	Japan Wool Textile Co., Ltd. (The)	360,200	3,097,529
#	JFLA Holdings, Inc.	106,300	336,501
	JINS Holdings, Inc.	82,900	5,627,366
#	Joban Kosan Co., Ltd.	46,199	543,359
	Joshin Denki Co., Ltd.	117,600	2,268,716
	Joyful Honda Co., Ltd.	15,000	216,598
	JP-Holdings, Inc.	339,700	808,754
	JVCKenwood Corp.	747,400	945,169
*	Kappa Create Co., Ltd.	79,600	962,737
	Kasai Kogyo Co., Ltd.	177,900	650,381
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	771,904
	Keihin Corp.	340,100	8,138,396
	Keiyo Co., Ltd.	259,500	2,263,498
	KFC Holdings Japan, Ltd.	69,400	1,754,384
	King Co., Ltd.	54,100	273,757
	Kintetsu Department Store Co., Ltd.	53,900	1,271,981
	Ki-Star Real Estate Co., Ltd.	50,600	852,450
#*	KNT-CT Holdings Co., Ltd.	57,800	413,961
	Kohnan Shoji Co., Ltd.	152,700	5,698,109
#	Kojima Co., Ltd.	189,400	978,248
	Komatsu Matere Co., Ltd.	214,100	1,403,763

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	KOMEDA Holdings Co., Ltd.	327,900	$5,151,621
	Komehyo Co., Ltd.	43,600	267,642
	Komeri Co., Ltd.	210,400	6,622,577
	Konaka Co., Ltd.	168,606	419,231
#	Koshidaka Holdings Co., Ltd.	188,000	593,310
	Kourakuen Holdings Corp.	72,000	949,682
	KU Holdings Co., Ltd.	118,500	934,067
	Kura Sushi, Inc.	66,900	2,768,367
	Kurabo Industries, Ltd.	125,400	2,337,503
	Kushikatsu Tanaka Holdings Co.	8,000	87,642
*	KYB Corp.	143,500	2,363,867
#	Kyoritsu Maintenance Co., Ltd.	156,262	4,331,055
#*	Laox Co., Ltd.	94,000	121,683
	LEC, Inc.	156,800	2,279,127
*	Litalico, Inc.	42,200	819,958
	Look Holdings, Inc.	24,200	148,014
	Mamiya-Op Co., Ltd.	31,100	198,998
	Mars Group Holdings Corp.	87,100	1,228,175
#	Maruzen CHI Holdings Co., Ltd.	106,300	364,511
	Matsuyafoods Holdings Co., Ltd.	61,200	1,863,802
	Media Do Co., Ltd.	32,700	1,851,879
#	Meiko Network Japan Co., Ltd.	134,900	892,399
	Meiwa Estate Co., Ltd.	78,000	272,998
#	Mikuni Corp.	160,200	383,685
*	Mitsuba Corp.	219,790	687,565
	Mizuno Corp.	121,300	2,021,663
#	Monogatari Corp. (The)	33,400	2,286,158
	Morito Co., Ltd.	105,900	575,587
	MrMax Holdings, Ltd.	158,200	1,186,840
	Murakami Corp.	30,200	648,861
	Musashi Seimitsu Industry Co., Ltd.	328,000	2,435,790
	Nafco Co., Ltd.	50,300	876,363
	Nagase Brothers, Inc.	200	10,479
	Nagawa Co., Ltd.	44,300	3,169,067
#	Nakayamafuku Co., Ltd.	74,400	320,675
#	New Art Holdings Co., Ltd.	8,934	51,264
	Nextage Co., Ltd.	193,700	1,734,662
	NHK Spring Co., Ltd.	453,200	2,550,425
	Nichirin Co., Ltd.	62,260	722,931
	Nihon House Holdings Co., Ltd.	283,600	626,280
	Nihon Plast Co., Ltd.	111,400	398,188
	Nihon Tokushu Toryo Co., Ltd.	80,800	723,179
	Nikki Co., Ltd.	2,100	37,146
	Nippon Felt Co., Ltd.	84,000	355,471
	Nippon Piston Ring Co., Ltd.	46,000	484,655
	Nippon Seiki Co., Ltd.	342,200	3,844,086
	Nishikawa Rubber Co., Ltd.	32,400	370,595
#	Nishimatsuya Chain Co., Ltd.	317,300	3,200,223
	Nissan Shatai Co., Ltd.	508,100	3,779,064
	Nissan Tokyo Sales Holdings Co., Ltd.	171,800	387,749
	Nissin Kogyo Co., Ltd.	316,900	6,552,484
	Nittan Valve Co., Ltd.	93,500	185,820
	Nojima Corp.	217,600	5,455,576
	Ohashi Technica, Inc.	71,700	999,088
	Ohsho Food Service Corp.	88,700	4,229,844
*	Oisix ra daichi, Inc.	63,300	1,280,781
	Onward Holdings Co., Ltd.	656,600	1,612,512
#	Ootoya Holdings Co., Ltd.	40,200	1,060,622
#*	Open Door, Inc.	53,800	487,363

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Ozu Corp.	19,000	$304,804
	Pacific Industrial Co., Ltd.	323,600	2,374,400
	PAL GROUP Holdings Co., Ltd.	146,800	1,511,711
#	PAPYLESS Co., Ltd.	34,600	857,343
	Paris Miki Holdings, Inc.	161,000	393,587
	PC Depot Corp.	209,781	1,255,759
	People Co., Ltd.	14,600	108,545
#*	Pepper Food Service Co., Ltd.	59,000	229,221
#	PIA Corp.	30,600	719,904
	Piolax, Inc.	207,700	2,865,404
	Plenus Co., Ltd.	52,900	808,202
	Press Kogyo Co., Ltd.	636,000	1,647,365
	Pressance Corp.	241,700	2,655,364
*	QB Net Holdings Co., Ltd.	5,000	81,180
#	Raccoon Holdings, Inc.	90,200	999,240
	Regal Corp.	1,500	31,191
	Renaissance, Inc.	87,900	626,553
	Resorttrust, Inc.	440,600	4,921,377
	Rhythm Watch Co., Ltd.	52,000	291,836
#	Riberesute Corp.	49,800	321,897
	Ride On Express Holdings Co., Ltd.	52,900	1,249,515
#*	Right On Co., Ltd.	103,825	527,089
	Riken Corp.	60,100	1,471,517
#	Ringer Hut Co., Ltd.	137,700	2,745,426
	Riso Kyoiku Co., Ltd.	626,300	1,792,994
#	Round One Corp.	455,500	2,711,023
#	Royal Holdings Co., Ltd.	179,100	2,530,350
#*	Royal Hotel, Ltd. (The)	2,100	22,940
	Sac's Bar Holdings, Inc.	136,450	612,575
	Saizeriya Co., Ltd.	201,200	3,135,084
	Sakai Ovex Co., Ltd.	32,199	663,943
	San Holdings, Inc.	62,200	653,395
#*	Sanden Holdings Corp.	100,200	246,906
	Sanei Architecture Planning Co., Ltd.	62,600	706,784
	Sangetsu Corp.	318,650	4,358,585
	Sankyo Co., Ltd.	4,100	102,563
	Sankyo Seiko Co., Ltd.	252,500	994,208
#	Sanoh Industrial Co., Ltd.	157,800	910,954
	Sanyei Corp.	4,300	89,056
	Sanyo Electric Railway Co., Ltd.	121,198	2,412,688
	Sanyo Shokai, Ltd.	73,599	385,230
	Scroll Corp.	198,700	1,042,854
	Seiko Holdings Corp.	170,282	2,330,904
	Seiren Co., Ltd.	346,500	3,996,244
#*	Senshukai Co., Ltd.	193,500	617,177
	SFP Holdings Co., Ltd.	61,800	708,601
#*	Shidax Corp.	143,400	284,747
	Shikibo, Ltd.	65,500	625,816
	Shimachu Co., Ltd.	259,400	7,058,879
	Shimojima Co., Ltd.	46,100	501,678
	Shoei Co., Ltd.	165,100	4,399,129
	Showa Corp.	399,000	8,432,707
*	Silver Life Co., Ltd.	2,000	35,434
#	Snow Peak, Inc.	65,500	704,440
	SNT Corp.	218,700	433,944
	Soft99 Corp.	83,400	645,308
	Sotoh Co., Ltd.	47,400	425,198
	Space Value Holdings Co., Ltd.	213,600	661,408
	SPK Corp.	45,400	576,131

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#*	SRS Holdings Co., Ltd.	132,600	$1,033,250
	St Marc Holdings Co., Ltd.	110,700	1,529,020
	Step Co., Ltd.	62,400	853,511
#	Studio Alice Co., Ltd.	62,400	838,801
	Suminoe Textile Co., Ltd.	34,700	542,193
	Sumitomo Riko Co., Ltd.	272,200	1,273,817
	Suncall Corp.	132,600	467,778
	Syuppin Co., Ltd.	124,400	727,002
	T RAD Co., Ltd.	43,600	543,140
	Tachikawa Corp.	69,800	761,786
	Tachi-S Co., Ltd.	202,840	1,616,663
	Taiho Kogyo Co., Ltd.	115,900	548,779
#	Takashimaya Co., Ltd.	701,000	4,665,542
	Take And Give Needs Co., Ltd.	65,910	298,563
	Takihyo Co., Ltd.	34,800	607,083
#	Tama Home Co., Ltd.	91,000	939,449
	Tamron Co., Ltd.	114,800	1,824,754
	Tbk Co., Ltd.	155,300	621,646
#	Tear Corp.	60,900	244,972
	Temairazu, Inc.	5,400	176,382
#	Tenpos Holdings Co., Ltd.	27,600	477,261
	T-Gaia Corp.	141,900	2,550,028
#	Tigers Polymer Corp.	86,100	355,975
	Toa Corp.	171,700	1,083,571
	Toabo Corp.	45,799	187,227
	Tokai Rika Co., Ltd.	322,000	4,027,391
	Token Corp.	50,150	3,187,579
*	Tokyo Base Co., Ltd.	109,300	282,710
#	Tokyo Dome Corp.	537,700	3,217,787
	Tokyo Individualized Educational Institute, Inc.	78,300	364,311
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	112,537
	Tokyotokeiba Co., Ltd.	76,000	2,976,948
	Tomy Co., Ltd.	590,693	4,431,993
	Topre Corp.	231,100	2,226,313
#	Toridoll Holdings Corp.	303,400	3,171,094
#	Torikizoku Co., Ltd.	27,900	327,179
	Tosho Co., Ltd.	110,400	1,084,016
	Toyo Tire Corp	445,400	5,926,275
	TPR Co., Ltd.	157,300	1,911,797
	Treasure Factory Co., Ltd.	10,300	65,832
	TS Tech Co., Ltd.	135,593	3,439,352
	TSI Holdings Co., Ltd.	387,195	1,089,967
	Tsukada Global Holdings, Inc.	95,600	199,101
	Tsukamoto Corp. Co., Ltd.	19,000	206,240
	Tsutsumi Jewelry Co., Ltd.	47,800	834,163
#*	Umenohana Co., Ltd.	22,200	200,916
	Unipres Corp.	271,000	2,028,700
	United Arrows, Ltd.	146,600	1,935,359
*	Unitika, Ltd.	265,600	798,284
*	Universal Entertainment Corp.	47,300	832,732
*	VIA Holdings, Inc.	144,500	380,069
*	Village Vanguard Co., Ltd.	35,500	321,945
#*	Visionary Holdings Co., Ltd.	50,109	136,668
	VT Holdings Co., Ltd.	563,100	1,666,722
	Wacoal Holdings Corp.	294,300	4,970,389
	Waseda Academy Co., Ltd.	30,400	267,786
#	WATAMI Co., Ltd.	150,400	1,106,057
	Watts Co., Ltd.	52,100	492,920
#	Weds Co., Ltd.	14,500	65,593

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	World Co., Ltd.	13,100	$154,012
	Xebio Holdings Co., Ltd.	174,500	1,124,452
	Yachiyo Industry Co., Ltd.	48,800	174,131
	Yagi & Co., Ltd.	18,600	269,907
#	Yamato International, Inc.	100,500	309,937
	Yasunaga Corp.	54,500	468,065
	Yellow Hat, Ltd.	235,600	3,092,348
	Yomiuri Land Co., Ltd.	28,200	885,907
	Yondoshi Holdings, Inc.	107,320	1,792,170
	Yorozu Corp.	139,500	1,333,281
#	Yoshinoya Holdings Co., Ltd.	293,700	5,026,168
	Yossix Co., Ltd.	22,600	328,950
	Yutaka Giken Co., Ltd.	8,700	113,944
TOTAL CONSUMER DISCRETIONARY			478,707,776
CONSUMER STAPLES — (8.2%)
#	Aeon Hokkaido Corp.	223,800	1,587,289
	AFC-HD AMS Life Science Co., Ltd.	48,300	315,709
	Albis Co., Ltd.	38,700	911,028
	Arcs Co., Ltd.	283,700	6,582,365
	Artnature, Inc.	127,900	687,268
	Axial Retailing, Inc.	111,800	4,726,006
	Belc Co., Ltd.	73,500	5,294,766
#	Bourbon Corp.	50,700	936,491
	Bull-Dog Sauce Co., Ltd.	3,000	32,501
	Cawachi, Ltd.	55,400	1,665,365
#	C'BON COSMETICS Co., Ltd.	10,800	191,604
	Chubu Shiryo Co., Ltd.	157,900	2,438,962
	Chuo Gyorui Co., Ltd.	9,800	251,769
	cocokara fine, Inc.	134,660	7,328,047
	Como Co., Ltd.	2,600	59,301
#	Cota Co., Ltd.	92,642	976,403
	Create SD Holdings Co., Ltd.	118,100	4,239,766
	Daikokutenbussan Co., Ltd.	38,800	2,202,469
	Delica Foods Holdings Co., Ltd.	66,700	390,229
#	DyDo Group Holdings, Inc.	58,800	2,474,876
	Earth Corp.	34,700	2,383,134
	Ebara Foods Industry, Inc.	27,900	566,475
	Eco's Co., Ltd.	48,500	1,023,178
	Ensuiko Sugar Refining Co., Ltd.	86,200	171,810
	Feed One Co., Ltd.	792,440	1,522,151
*	First Baking Co., Ltd.	12,000	104,923
#	Fujicco Co., Ltd.	132,200	2,533,636
	Fujiya Co., Ltd.	67,800	1,322,215
	G-7 Holdings, Inc.	74,800	1,895,821
	Genky DrugStores Co., Ltd.	53,900	1,883,818
#	HABA Laboratories, Inc.	16,100	599,546
	Hagoromo Foods Corp.	19,000	544,067
	Halows Co., Ltd.	55,900	1,898,552
	Hayashikane Sangyo Co., Ltd.	29,400	149,577
	Heiwado Co., Ltd.	210,100	3,957,811
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	659,379
	Hokuto Corp.	155,200	3,067,064
	Ichimasa Kamaboko Co., Ltd.	37,500	342,710
	Imuraya Group Co., Ltd.	60,500	1,277,518
	Inageya Co., Ltd.	12,900	222,486
	Itochu-Shokuhin Co., Ltd.	36,700	1,670,033
	Itoham Yonekyu Holdings, Inc.	366,500	2,211,293
	Iwatsuka Confectionery Co., Ltd.	7,700	263,124

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	JM Holdings Co., Ltd.	71,100	$2,475,127
	J-Oil Mills, Inc.	68,400	2,578,853
#	Kadoya Sesame Mills, Inc.	15,600	549,742
	Kakiyasu Honten Co., Ltd.	56,900	1,318,823
	Kameda Seika Co., Ltd.	88,300	4,409,189
#	Kaneko Seeds Co., Ltd.	41,300	548,903
	Kansai Super Market, Ltd.	89,900	1,053,448
	Kato Sangyo Co., Ltd.	166,700	5,244,075
	Kenko Mayonnaise Co., Ltd.	80,700	1,340,063
	Key Coffee, Inc.	4,900	93,567
	Kirindo Holdings Co., Ltd.	45,900	1,180,770
#	Kitanotatsujin Corp.	258,100	1,146,949
#	Kotobuki Spirits Co., Ltd.	71,000	2,123,626
	Kyokuyo Co., Ltd.	64,299	1,607,990
	Lacto Japan Co., Ltd.	30,600	999,132
	Life Corp.	97,900	4,556,245
	Marudai Food Co., Ltd.	140,400	2,381,701
	Maruha Nichiro Corp.	197,607	3,797,408
	Maxvalu Tokai Co., Ltd.	45,200	1,021,722
#	Medical System Network Co., Ltd.	164,200	728,320
	Megmilk Snow Brand Co., Ltd.	277,400	6,285,726
	Meito Sangyo Co., Ltd.	64,800	825,653
	Milbon Co., Ltd.	154,752	7,061,312
	Ministop Co., Ltd.	98,700	1,351,525
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,648,014
	Mitsui Sugar Co., Ltd.	110,870	2,014,701
	Miyoshi Oil & Fat Co., Ltd.	46,300	518,456
	Morinaga Milk Industry Co., Ltd.	179,200	8,364,943
#	Morozoff, Ltd.	19,200	939,729
#	Nagatanien Holdings Co., Ltd.	76,900	1,527,467
	Nakamuraya Co., Ltd.	28,700	1,072,450
	Natori Co., Ltd.	67,800	1,115,441
	Nichimo Co., Ltd.	17,000	294,630
	Nihon Chouzai Co., Ltd.	80,420	1,200,026
	Niitaka Co., Ltd.	2,860	80,713
	Nippon Beet Sugar Manufacturing Co., Ltd.	70,900	1,119,837
	Nippon Flour Mills Co., Ltd.	384,700	6,063,906
	Nippon Suisan Kaisha, Ltd.	1,794,300	7,527,683
	Nishimoto Co., Ltd.	13,300	233,266
	Nisshin Oillio Group, Ltd. (The)	177,600	5,382,081
	Nissin Sugar Co., Ltd.	108,400	1,801,059
	Nitto Fuji Flour Milling Co., Ltd.	8,100	460,690
	Noevir Holdings Co., Ltd.	52,200	2,160,160
	Oenon Holdings, Inc.	347,700	1,317,198
#	OIE Sangyo Co., Ltd.	22,000	290,650
	Okuwa Co., Ltd.	163,400	2,277,930
	Olympic Group Corp.	52,200	474,613
#	OUG Holdings, Inc.	19,800	500,209
	Pickles Corp.	23,800	597,141
	Prima Meat Packers, Ltd.	192,700	5,148,051
	Qol Holdings Co., Ltd.	165,300	1,612,792
#	Retail Partners Co., Ltd.	107,600	2,167,753
	Riken Vitamin Co., Ltd.	152,200	3,180,939
#	Rock Field Co., Ltd.	94,800	1,095,515
	Rokko Butter Co., Ltd.	82,400	1,204,208
	S Foods, Inc.	116,762	2,794,545
#	S&B Foods, Inc.	42,798	1,777,634
#	Sagami Rubber Industries Co., Ltd.	58,600	901,202
	San-A Co., Ltd.	114,500	4,317,790

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Sapporo Holdings, Ltd.	314,800	$5,421,166
	Sato Foods Co., Ltd.	800	29,559
	Satudora Holdings Co., Ltd.	1,300	23,506
	Shinobu Foods Products Co., Ltd.	1,600	8,706
	Shoei Foods Corp.	71,900	2,491,801
#	Showa Sangyo Co., Ltd.	126,400	4,091,673
#	Soiken Holdings, Inc.	24,200	116,544
	ST Corp.	13,800	267,895
	Starzen Co., Ltd.	45,700	1,634,580
	Takara Holdings, Inc.	98,100	845,478
#	Toho Co., Ltd.	49,900	826,048
	Tohto Suisan Co., Ltd.	14,799	428,984
	Torigoe Co., Ltd. (The)	94,500	809,797
	Toyo Sugar Refining Co., Ltd.	15,600	175,855
	Transaction Co., Ltd.	89,700	900,612
	United Super Markets Holdings, Inc.	387,400	4,667,402
	Valor Holdings Co., Ltd.	257,500	5,591,148
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,229,317
	Watahan & Co., Ltd.	48,700	1,004,952
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	504,019
	YAKUODO Holdings Co., Ltd.	70,500	1,797,762
	Yamami Co.	1,200	25,138
	YA-MAN, Ltd.	149,500	1,352,997
	Yamatane Corp.	63,700	739,855
	Yamaya Corp.	25,600	473,767
	Yamazawa Co., Ltd.	11,800	187,617
	Yokohama Reito Co., Ltd.	328,000	2,610,562
	Yomeishu Seizo Co., Ltd.	49,900	829,018
#	Yuasa Funashoku Co., Ltd.	14,300	399,416
	Yutaka Foods Corp.	3,900	61,111
TOTAL CONSUMER STAPLES			241,972,111
ENERGY — (1.2%)
	BP Castrol K.K.	48,700	484,070
	Cosmo Energy Holdings Co., Ltd.	344,800	4,995,654
	Fuji Kosan Co., Ltd.	18,300	72,001
*	Fuji Oil Co., Ltd.	355,100	518,114
	Itochu Enex Co., Ltd.	374,600	2,942,194
#	Iwatani Corp.	244,000	8,617,802
	Japan Oil Transportation Co., Ltd.	16,500	477,546
	Japan Petroleum Exploration Co., Ltd.	234,700	3,811,839
	Mitsuuroko Group Holdings Co., Ltd.	207,300	2,083,627
#	Modec, Inc.	128,800	1,718,062
	Nippon Coke & Engineering Co., Ltd.	978,100	557,164
	Sala Corp.	336,900	1,727,876
	San-Ai Oil Co., Ltd.	400,100	3,241,590
	Sinanen Holdings Co., Ltd.	52,000	1,410,571
	Toa Oil Co., Ltd.	47,000	842,086
	Toyo Kanetsu K.K.	53,100	987,455
TOTAL ENERGY			34,487,651
FINANCIALS — (8.3%)
	77 Bank, Ltd. (The)	407,352	5,477,026
#	Advance Create Co., Ltd.	32,800	589,228
	Aichi Bank, Ltd. (The)	60,500	1,524,558
#*	Aiful Corp.	1,614,500	3,307,285
#	Aizawa Securities Co., Ltd.	239,700	1,548,923
	Akatsuki Corp.	118,100	289,409

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Akita Bank, Ltd. (The)	112,740	$1,497,665
	Aomori Bank, Ltd. (The)	130,200	2,546,448
	Asax Co., Ltd.	9,300	57,654
	Awa Bank, Ltd. (The)	249,300	5,340,729
	Bank of Iwate, Ltd. (The)	108,800	2,515,006
#	Bank of Kochi, Ltd. (The)	54,300	335,796
	Bank of Nagoya, Ltd. (The)	76,330	1,591,500
	Bank of Okinawa, Ltd. (The)	154,360	4,254,755
	Bank of Saga, Ltd. (The)	91,400	1,004,769
	Bank of the Ryukyus, Ltd.	237,880	1,971,980
#	Bank of Toyama, Ltd. (The)	14,500	308,895
#	Casa, Inc.	3,200	30,832
	Chiba Kogyo Bank, Ltd. (The)	403,000	811,493
	Chugoku Bank, Ltd. (The)	559,500	4,819,014
	Chukyo Bank, Ltd. (The)	72,800	1,297,116
	Daishi Hokuetsu Financial Group, Inc.	277,300	5,098,795
	Daito Bank, Ltd. (The)	65,900	361,406
	eGuarantee, Inc.	187,500	4,233,505
	Ehime Bank, Ltd. (The)	228,000	2,438,125
#	Entrust, Inc.	28,900	229,170
	FIDEA Holdings Co., Ltd.	1,258,300	1,171,246
	Financial Products Group Co., Ltd.	301,800	1,355,829
	First Bank of Toyama, Ltd. (The)	294,300	721,897
#*	First Brothers Co., Ltd.	31,900	221,442
	Fukui Bank, Ltd. (The)	156,800	2,273,065
	Fukushima Bank, Ltd. (The)	169,100	243,761
	Fuyo General Lease Co., Ltd.	129,200	7,313,517
	GCA Corp.	118,000	631,086
	GMO Financial Holdings, Inc.	252,300	1,560,165
	Gunma Bank, Ltd. (The)	1,786,640	5,631,098
	Hachijuni Bank, Ltd. (The)	638,800	2,373,159
#	Hirose Tusyo, Inc.	20,800	388,318
	Hiroshima Bank, Ltd. (The)	1,301,600	5,982,006
	Hokkoku Bank, Ltd. (The)	157,800	4,121,873
	Hokuhoku Financial Group, Inc.	868,300	7,304,720
	Hyakugo Bank, Ltd. (The)	1,536,609	4,539,661
	Hyakujushi Bank, Ltd. (The)	161,000	2,584,920
	Ichiyoshi Securities Co., Ltd.	247,500	900,154
	IwaiCosmo Holdings, Inc.	127,900	1,447,110
	Iyo Bank, Ltd. (The)	891,118	5,272,096
#	J Trust Co., Ltd.	458,400	1,015,237
	Jaccs Co., Ltd.	152,900	2,334,620
	Jafco Co., Ltd.	214,900	7,593,109
*	Japan Asia Investment Co., Ltd.	93,300	174,166
#	Japan Investment Adviser Co., Ltd.	70,300	524,237
	Japan Securities Finance Co., Ltd.	707,900	3,130,943
	Jimoto Holdings, Inc.	1,028,500	908,461
	Juroku Bank, Ltd. (The)	207,200	3,549,015
	Kansai Mirai Financial Group, Inc.	295,367	1,118,622
	Keiyo Bank, Ltd. (The)	735,500	3,328,051
	Kita-Nippon Bank, Ltd. (The)	52,006	808,967
	Kiyo Bank, Ltd. (The)	446,990	6,287,960
	Kyokuto Securities Co., Ltd.	155,800	811,052
	Kyushu Financial Group, Inc.	1,234,627	5,045,855
#	Kyushu Leasing Service Co., Ltd.	34,000	164,874
*	M&A Capital Partners Co., Ltd.	82,500	3,006,343
#	Marusan Securities Co., Ltd.	390,600	1,476,449
#	Mercuria Investment Co., Ltd.	70,500	385,021
#	Michinoku Bank, Ltd. (The)	296,298	2,756,082

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
#	Mito Securities Co., Ltd.	401,800	$736,200
	Miyazaki Bank, Ltd. (The)	110,900	2,361,503
	Mizuho Leasing Co., Ltd.	192,300	4,256,435
	Monex Group, Inc.	1,070,900	2,324,880
#	Money Partners Group Co., Ltd.	149,100	269,494
	Morningstar Japan KK	11,800	45,007
	Musashino Bank, Ltd. (The)	211,200	2,855,821
	Nagano Bank, Ltd. (The)	57,299	572,513
	Nanto Bank, Ltd. (The)	198,900	3,592,154
	NEC Capital Solutions, Ltd.	63,500	1,060,134
#	NFC Holdings, Inc.	4,200	98,533
	Nishi-Nippon Financial Holdings, Inc.	899,700	5,617,273
	North Pacific Bank, Ltd.	1,873,200	3,585,399
#*	OAK Capital Corp.	319,800	276,994
	Ogaki Kyoritsu Bank, Ltd. (The)	254,600	5,000,474
	Oita Bank, Ltd. (The)	94,099	2,104,896
	Okasan Securities Group, Inc.	1,125,300	3,201,499
	Orient Corp.	110,300	106,327
	Premium Group Co., Ltd.	2,000	31,235
	Ricoh Leasing Co., Ltd.	98,600	2,494,674
	San ju San Financial Group, Inc.	126,510	1,500,082
	San-In Godo Bank, Ltd. (The)	1,005,900	4,703,720
#	Sawada Holdings Co., Ltd.	152,200	1,294,481
	Senshu Ikeda Holdings, Inc.	1,638,200	2,412,136
	Shiga Bank, Ltd. (The)	313,200	6,839,834
	Shikoku Bank, Ltd. (The)	366,100	2,445,691
	Shimizu Bank, Ltd. (The)	54,600	773,979
	Sparx Group Co., Ltd.	621,600	1,115,831
	Strike Co., Ltd.	47,700	2,094,641
	Suruga Bank, Ltd.	202,600	681,908
	Taiko Bank, Ltd. (The)	41,800	493,071
	Tochigi Bank, Ltd. (The)	682,700	1,001,697
	Toho Bank, Ltd. (The)	1,318,300	2,764,797
	Tohoku Bank, Ltd. (The)	67,200	611,119
	Tokai Tokyo Financial Holdings, Inc.	1,358,100	2,932,485
	Tokyo Kiraboshi Financial Group, Inc.	192,238	1,971,624
	Tomato Bank, Ltd.	54,500	506,501
	TOMONY Holdings, Inc.	963,950	2,939,919
	Tottori Bank, Ltd. (The)	60,900	627,594
	Towa Bank, Ltd. (The)	184,000	1,107,459
	Toyo Securities Co., Ltd.	433,700	408,768
#*	Traders Holdings Co., Ltd.	68,600	53,039
	Tsukuba Bank, Ltd.	402,600	611,704
	Yamagata Bank, Ltd. (The)	187,200	2,224,171
	Yamaguchi Financial Group, Inc.	1,109,872	6,553,651
	Yamanashi Chuo Bank, Ltd. (The)	222,400	1,658,952
TOTAL FINANCIALS			244,857,568
HEALTH CARE — (4.6%)
	Advantage Risk Management Co., Ltd.	38,800	278,127
	As One Corp.	22,868	2,439,110
	ASKA Pharmaceutical Co., Ltd.	167,300	1,746,193
#	Biofermin Pharmaceutical Co., Ltd.	28,700	629,153
	BML, Inc.	166,900	4,156,354
	Carenet, Inc.	25,600	416,050
#	Charm Care Corp. KK	57,500	394,128
	CMIC Holdings Co., Ltd.	71,500	824,020
	Create Medic Co., Ltd.	38,700	351,134
	Daiken Medical Co., Ltd.	113,900	599,651

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	Daito Pharmaceutical Co., Ltd.	77,380	$2,295,238
#	Dvx, Inc.	45,900	386,255
	Eiken Chemical Co., Ltd.	208,600	3,709,910
	Elan Corp.	86,100	1,453,240
	EM Systems Co., Ltd.	246,500	2,006,339
	EPS Holdings, Inc.	211,600	1,820,858
	FALCO HOLDINGS Co., Ltd.	58,400	790,069
	FINDEX, Inc.	94,500	844,412
	Fuji Pharma Co., Ltd.	101,600	1,012,315
	Fukuda Denshi Co., Ltd.	57,200	3,888,444
	Fuso Pharmaceutical Industries, Ltd.	46,100	991,965
	H.U. Group Holdings, Inc.	354,500	7,977,071
	Hogy Medical Co., Ltd.	84,200	2,537,699
#	I'rom Group Co., Ltd.	31,800	628,028
	Iwaki & Co., Ltd.	167,800	715,677
*	Japan Animal Referral Medical Center Co., Ltd.	9,600	179,020
	Japan Lifeline Co., Ltd.	407,500	5,051,231
	Japan Medical Dynamic Marketing, Inc.	103,600	1,526,132
	Jeol, Ltd.	254,400	7,117,130
	JMS Co., Ltd.	96,557	698,649
	Kanamic Network Co., Ltd.	106,000	901,142
	Kawasumi Laboratories, Inc.	92,980	692,170
	Kissei Pharmaceutical Co., Ltd.	185,500	3,877,822
	KYORIN Holdings, Inc.	269,500	4,895,790
	Linical Co., Ltd.	76,900	561,778
*	Medical Data Vision Co., Ltd.	152,500	2,034,664
#	Medius Holdings Co., Ltd.	67,100	600,215
	Menicon Co., Ltd.	179,200	8,718,725
	Mizuho Medy Co., Ltd.	22,400	230,246
	Mochida Pharmaceutical Co., Ltd.	1,298	47,978
#	N Field Co., Ltd.	43,100	177,700
	Nakanishi, Inc.	166,000	2,623,428
	NichiiGakkan Co., Ltd.	249,800	3,652,348
	Nichi-iko Pharmaceutical Co., Ltd.	332,350	3,773,448
	Nippon Chemiphar Co., Ltd.	15,500	359,154
	Nipro Corp.	546,500	5,851,482
	Nissui Pharmaceutical Co., Ltd.	79,200	769,271
	Paramount Bed Holdings Co., Ltd.	141,300	6,024,048
	Rion Co., Ltd.	58,000	1,069,794
#	Seed Co., Ltd.	74,200	443,094
	Seikagaku Corp.	257,300	2,440,561
	Shin Nippon Biomedical Laboratories, Ltd.	41,600	247,015
	Shofu, Inc.	69,200	882,002
	Software Service, Inc.	21,000	2,175,353
	Solasto Corp.	332,500	3,217,988
	St-Care Holding Corp.	87,200	340,412
	Taiko Pharmaceutical Co., Ltd.	52,300	1,146,884
	Techno Medica Co., Ltd.	13,800	227,392
	Toho Holdings Co., Ltd.	292,000	5,000,237
	Tokai Corp.	148,900	2,989,671
	Torii Pharmaceutical Co., Ltd.	105,000	3,359,140
	Towa Pharmaceutical Co., Ltd.	183,000	3,291,663
	Tsukui Corp.	361,400	1,556,777
	Uchiyama Holdings Co., Ltd.	11,300	29,700
#	UNIMAT Retirement Community Co., Ltd.	27,300	248,598
#	Value HR Co., Ltd.	46,400	568,762
	Vital KSK Holdings, Inc.	300,100	2,888,977
*	Wakamoto Pharmaceutical Co., Ltd.	112,300	273,010

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	WIN-Partners Co., Ltd.	114,800	$994,394
TOTAL HEALTH CARE			136,646,435
INDUSTRIALS — (28.9%)
	A&A Material Corp.	26,000	245,753
#	Abist Co., Ltd.	19,600	477,176
	Advan Co., Ltd.	167,500	1,999,136
	Advanex, Inc.	19,999	252,838
	Aeon Delight Co., Ltd.	90,100	2,722,788
	Aichi Corp.	241,800	1,765,504
	Aida Engineering, Ltd.	347,900	2,177,663
	Ajis Co., Ltd.	31,200	693,253
	Alconix Corp.	156,000	1,792,311
#	Alinco, Inc.	91,100	743,335
	Alps Logistics Co., Ltd.	111,600	754,181
	Altech Co., Ltd.	10,900	23,179
	Altech Corp.	116,370	1,942,704
	Anest Iwata Corp.	217,900	1,641,367
#*	Arrk Corp.	532,000	515,172
	Asahi Diamond Industrial Co., Ltd.	367,300	1,548,886
	Asahi Kogyosha Co., Ltd.	28,800	792,598
	Asanuma Corp.	44,000	1,614,399
#	Asukanet Co., Ltd.	56,500	738,596
	Bando Chemical Industries, Ltd.	245,300	1,406,377
	BayCurrent Consulting, Inc.	90,500	10,962,309
	Bell System24 Holdings, Inc.	235,600	3,837,471
	BeNEXT Group, Inc.	122,100	1,146,911
	Br Holdings Corp.	191,600	1,091,531
	Bunka Shutter Co., Ltd.	391,000	2,570,458
	Canare Electric Co., Ltd.	20,300	292,152
	Career Design Center Co., Ltd.	23,900	169,855
	Central Glass Co., Ltd.	237,500	4,296,681
	Central Security Patrols Co., Ltd.	57,500	1,771,673
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	109,900	1,622,856
	Chiyoda Integre Co., Ltd.	73,200	1,175,145
	Chodai Co., Ltd.	3,900	36,845
	Chori Co., Ltd.	80,000	1,070,176
	Chudenko Corp.	213,100	4,432,677
	Chugai Ro Co., Ltd.	37,400	537,214
	Chuo Warehouse Co., Ltd.	21,000	190,409
	CKD Corp.	10,300	198,751
	CMC Corp.	14,600	276,439
	Comany, Inc.	4,700	53,647
	Cosel Co., Ltd.	169,900	1,313,311
	Creek & River Co., Ltd.	57,400	600,905
	CTI Engineering Co., Ltd.	72,000	1,134,371
	CTS Co., Ltd.	176,900	1,268,336
	Dai-Dan Co., Ltd.	102,100	2,513,877
#	Daido Kogyo Co., Ltd.	50,400	271,907
	Daihatsu Diesel Manufacturing Co., Ltd.	126,300	480,074
	Daihen Corp.	135,100	4,979,222
	Daiho Corp.	110,800	2,521,888
	Dai-Ichi Cutter Kogyo K.K.	22,000	485,331
	Daiichi Jitsugyo Co., Ltd.	58,500	1,950,802
	Daiichi Kensetsu Corp.	31,000	499,036
#	Daiki Axis Co., Ltd.	41,900	295,447
	Daiohs Corp.	22,100	196,907
	Daiseki Co., Ltd.	256,863	5,529,385
#	Daiseki Eco. Solution Co., Ltd.	11,759	71,275

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Daisue Construction Co., Ltd.	52,900	$397,020
	Daiwa Industries, Ltd.	228,400	1,788,858
	Denyo Co., Ltd.	114,400	2,097,208
#	DMG Mori Co., Ltd.	673,200	7,229,810
	DMW Corp.	4,800	120,228
	Duskin Co., Ltd.	315,600	7,853,256
#	Ebara Jitsugyo Co., Ltd.	39,900	1,081,729
	Eidai Co., Ltd.	198,200	519,255
	Endo Lighting Corp.	29,600	176,255
#	en-japan, Inc.	58,600	1,411,120
	Enshu, Ltd.	30,699	260,884
	EPCO Co., Ltd.	20,200	202,189
	ERI Holdings Co., Ltd.	1,500	7,849
	Escrow Agent Japan, Inc.	136,700	374,008
	F&M Co., Ltd.	41,700	497,928
*	FDK Corp.	47,198	371,011
#	Freund Corp.	75,600	480,855
	Fudo Tetra Corp.	109,680	1,358,792
#	Fuji Corp.	444,300	7,848,935
#	Fuji Die Co., Ltd.	57,500	361,077
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	20,872
	Fujikura, Ltd.	1,624,900	4,401,917
	Fujimak Corp.	12,600	75,659
	Fujisash Co., Ltd.	662,800	478,395
	Fujitec Co., Ltd.	305,100	5,228,373
	Fukuda Corp.	64,400	2,846,973
	Fukushima Galilei Co., Ltd.	88,700	2,868,651
	Fukuvi Chemical Industry Co., Ltd.	10,600	46,671
	Fukuyama Transporting Co., Ltd.	71,557	2,482,657
	FULLCAST Holdings Co., Ltd.	137,200	1,582,198
	Funai Soken Holdings, Inc.	263,570	5,557,450
	Furukawa Co., Ltd.	208,900	2,020,707
	Furukawa Electric Co., Ltd.	401,200	9,599,615
	Furusato Industries, Ltd.	66,000	821,682
	Futaba Corp.	244,200	1,926,601
	Gecoss Corp.	97,500	814,244
	Giken, Ltd.	82,700	3,016,692
	Glory, Ltd.	278,555	6,072,063
	Grace Technology, Inc.	54,300	2,834,313
	GS Yuasa Corp.	390,883	6,078,184
	Hamakyorex Co., Ltd.	115,600	3,445,218
	Hanwa Co., Ltd.	240,600	4,275,359
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	76,725
	Hazama Ando Corp.	1,320,000	7,056,909
	Helios Techno Holding Co., Ltd.	131,100	352,620
	Hibiya Engineering, Ltd.	132,400	2,228,092
	Hirakawa Hewtech Corp.	79,900	669,725
#	Hirano Tecseed Co., Ltd.	65,400	811,711
	Hisaka Works, Ltd.	149,900	1,017,112
	Hitachi Zosen Corp.	1,127,479	3,978,247
	Hito Communications Holdings, Inc.	43,900	397,471
	Hokuetsu Industries Co., Ltd.	148,500	1,518,577
	Hokuriku Electrical Construction Co., Ltd.	81,500	696,311
	Hosokawa Micron Corp.	46,200	2,410,117
	Howa Machinery, Ltd.	62,700	462,114
#	Ichikawa Co., Ltd.	1,000	11,934
#	Ichiken Co., Ltd.	34,600	470,077
	Ichinen Holdings Co., Ltd.	143,900	1,438,583
	Idec Corp.	205,600	3,319,876

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Ihara Science Corp.	52,200	$693,777
	IHI Corp.	22,600	281,727
	Iino Kaiun Kaisha, Ltd.	576,900	1,679,142
	Inaba Denki Sangyo Co., Ltd.	367,800	8,415,236
#	Inaba Seisakusho Co., Ltd.	62,800	735,941
	Inabata & Co., Ltd.	306,200	3,376,664
#	Insource Co., Ltd.	56,375	1,117,901
	Inui Global Logistics Co., Ltd.	99,680	748,314
	IR Japan Holdings, Ltd.	45,400	5,014,123
	Iseki & Co., Ltd.	126,200	1,332,478
	Ishii Iron Works Co., Ltd.	11,000	260,987
	Isolite Insulating Products Co., Ltd.	48,000	182,195
	Itoki Corp.	228,600	754,173
#	Iwaki Co., Ltd.	41,000	367,804
	Iwasaki Electric Co., Ltd.	35,800	557,065
	JAC Recruitment Co., Ltd.	100,900	930,115
#	Jalux, Inc.	40,100	582,339
	Jamco Corp.	73,100	430,300
#	Japan Asia Group, Ltd.	180,800	471,532
	Japan Elevator Service Holdings Co., Ltd.	143,400	4,762,713
	Japan Foundation Engineering Co., Ltd.	134,500	488,026
	Japan Pulp & Paper Co., Ltd.	79,100	2,701,784
	Japan Steel Works, Ltd. (The)	408,900	5,828,542
	Japan Transcity Corp.	253,900	1,102,008
	JK Holdings Co., Ltd.	107,540	738,874
	Juki Corp.	185,300	740,406
	Kamei Corp.	156,200	1,407,393
	Kanaden Corp.	120,600	1,501,224
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,502,051
	Kanamoto Co., Ltd.	216,000	4,365,027
	Kandenko Co., Ltd.	400,000	3,135,209
	Kanematsu Corp.	554,125	6,036,698
	Katakura Industries Co., Ltd.	168,000	1,782,194
	Kato Works Co., Ltd.	63,300	680,651
	KAWADA TECHNOLOGIES, Inc.	36,100	1,427,982
	Kawagishi Bridge Works Co., Ltd.	8,700	187,116
	Kawanishi Warehouse Co., Ltd.	1,700	16,298
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	181,562
#*	Kawasaki Kisen Kaisha, Ltd.	484,000	4,421,674
	Kawata Manufacturing Co., Ltd.	28,600	185,334
	Keihin Co., Ltd.	23,400	276,671
	KFC, Ltd.	8,700	169,104
	Kimura Chemical Plants Co., Ltd.	110,800	432,564
	Kimura Unity Co., Ltd.	23,500	222,102
	King Jim Co., Ltd.	43,500	330,816
#*	Kinki Sharyo Co., Ltd. (The)	21,199	223,525
	Kintetsu World Express, Inc.	251,400	4,297,949
	Kitagawa Corp.	56,900	780,832
	Kitano Construction Corp.	26,272	659,727
	Kito Corp.	136,900	1,439,013
	Kitz Corp.	521,900	3,299,313
	Kobayashi Metals, Ltd.	7,900	21,525
#*	Kobe Electric Railway Co., Ltd.	37,299	1,167,566
#	Kobelco Eco-Solutions Co., Ltd.	21,399	365,541
	Koike Sanso Kogyo Co., Ltd.	12,600	256,704
	Kokusai Co., Ltd.	51,600	357,460
	Kokuyo Co., Ltd.	314,825	3,314,305
	KOMAIHALTEC, Inc.	21,800	272,267
	Komatsu Wall Industry Co., Ltd.	50,100	790,363

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Komori Corp.	348,700	$2,308,586
	Kondotec, Inc.	125,700	1,333,833
	Konoike Transport Co., Ltd.	186,100	1,789,458
#*	Kosaido Co., Ltd.	212,900	1,542,165
	Kozo Keikaku Engineering, Inc.	20,700	491,144
	KRS Corp.	38,800	516,124
	Kumagai Gumi Co., Ltd.	247,900	5,682,729
	Kyodo Printing Co., Ltd.	51,300	1,293,132
#	Kyokuto Boeki Kaisha, Ltd.	42,200	517,358
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,200	2,655,350
	Kyoritsu Printing Co., Ltd.	199,200	241,540
	Kyudenko Corp.	13,300	376,971
#	Like Co., Ltd.	63,200	998,256
#	Link And Motivation, Inc.	210,200	613,301
	Lonseal Corp.	13,900	225,305
	Maeda Corp.	930,800	6,355,821
#	Maeda Kosen Co., Ltd.	124,200	2,985,102
	Maeda Road Construction Co., Ltd.	99,200	1,803,647
	Maezawa Industries, Inc.	25,300	89,518
	Maezawa Kasei Industries Co., Ltd.	87,300	810,226
	Maezawa Kyuso Industries Co., Ltd.	66,900	1,184,021
	Makino Milling Machine Co., Ltd.	154,200	4,373,769
	Marufuji Sheet Piling Co., Ltd.	11,800	215,651
	Maruka Corp.	38,800	705,649
	Marumae Co., Ltd.	28,300	259,556
	Maruwa Unyu Kikan Co., Ltd.	121,100	4,097,750
#	Maruyama Manufacturing Co., Inc.	18,800	195,492
	Maruzen Co., Ltd.	65,800	1,116,136
	Maruzen Showa Unyu Co., Ltd.	80,000	2,385,694
	Matching Service Japan Co., Ltd.	52,000	391,967
	Matsuda Sangyo Co., Ltd.	96,982	1,496,266
#	Matsui Construction Co., Ltd.	128,100	751,718
	Max Co., Ltd.	174,200	2,623,721
	Meidensha Corp.	240,410	3,585,221
	Meiji Electric Industries Co., Ltd.	53,800	677,500
	Meiji Shipping Co., Ltd.	111,000	330,008
	Meisei Industrial Co., Ltd.	273,000	2,067,467
	Meitec Corp.	179,500	8,354,291
#	Meiwa Corp.	155,700	621,765
#	Mesco, Inc.	29,800	230,937
	METAWATER Co., Ltd.	80,900	3,517,859
	Mie Kotsu Group Holdings, Inc.	361,900	1,471,313
	Mirait Holdings Corp.	524,835	7,230,456
	Mitani Corp.	73,800	4,577,088
#	Mitani Sangyo Co., Ltd.	145,000	426,350
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	717,866
	Mitsubishi Logisnext Co., Ltd.	190,300	1,640,308
	Mitsubishi Pencil Co., Ltd.	89,700	966,975
	Mitsuboshi Belting, Ltd.	164,700	2,725,980
*	Mitsui E&S Holdings Co., Ltd.	503,500	1,938,227
	Mitsui Matsushima Holdings Co., Ltd.	65,700	443,969
	Mitsui-Soko Holdings Co., Ltd.	142,600	1,947,371
	Mitsumura Printing Co., Ltd.	8,300	114,283
	Miyaji Engineering Group, Inc.	40,217	581,384
	Mori-Gumi Co., Ltd.	69,500	159,686
	Morita Holdings Corp.	217,300	3,766,031
	Musashi Co., Ltd.	5,000	91,742
	NAC Co., Ltd.	73,300	603,627
	Nachi-Fujikoshi Corp.	94,900	2,639,050

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nadex Co., Ltd.	40,600	$256,037
	Nagase & Co., Ltd.	418,400	4,823,003
	Naigai Trans Line, Ltd.	40,500	368,715
	Nakabayashi Co., Ltd.	113,400	613,360
	Nakakita Seisakusho Co., Ltd.	3,700	87,120
	Nakamoto Packs Co., Ltd.	33,300	473,572
	Nakanishi Manufacturing Co., Ltd.	5,700	51,856
#	Nakano Corp.	110,600	391,670
#	Namura Shipbuilding Co., Ltd.	340,328	482,102
	Narasaki Sangyo Co., Ltd.	25,400	442,221
	Nexyz Group Corp.	44,600	326,801
*	Nice Corp.	45,300	431,169
	Nichias Corp.	414,700	8,968,152
#	Nichiban Co., Ltd.	68,300	951,523
	Nichiden Corp.	101,100	2,116,222
	Nichiha Corp.	177,180	3,597,727
	Nichireki Co., Ltd.	171,800	2,574,796
	Nihon Dengi Co., Ltd.	30,200	996,545
	Nihon Flush Co., Ltd.	127,900	1,743,497
	Nikkato Corp.	53,000	334,054
#	Nikkiso Co., Ltd.	332,400	2,775,043
	Nikko Co., Ltd.	164,000	928,416
	Nikkon Holdings Co., Ltd.	385,300	7,021,673
	Nippi, Inc.	11,900	364,466
	Nippon Air Conditioning Services Co., Ltd.	196,400	1,352,099
	Nippon Aqua Co., Ltd.	27,600	160,605
	Nippon Carbon Co., Ltd.	60,400	1,811,216
	Nippon Concept Corp.	37,000	412,758
	Nippon Densetsu Kogyo Co., Ltd.	247,300	4,992,791
	Nippon Dry-Chemical Co., Ltd.	4,300	63,211
#	Nippon Filcon Co., Ltd.	15,700	76,755
	Nippon Hume Corp.	143,100	1,000,548
	Nippon Kanzai Co., Ltd.	8,300	152,247
	Nippon Koei Co., Ltd.	82,500	2,116,386
#	Nippon Parking Development Co., Ltd., Class C	1,388,300	1,597,940
	Nippon Rietec Co., Ltd.	12,600	353,262
	Nippon Road Co., Ltd. (The)	47,100	3,307,532
#	Nippon Seisen Co., Ltd.	22,100	626,739
*	Nippon Sharyo, Ltd.	48,299	1,079,806
*	Nippon Sheet Glass Co., Ltd.	612,900	2,004,982
	Nippon Steel Trading Corp.	102,360	3,051,976
	Nippon Thompson Co., Ltd.	382,500	1,105,864
	Nippon Tungsten Co., Ltd.	6,699	112,534
	Nishimatsu Construction Co., Ltd.	368,200	6,836,440
	Nishi-Nippon Railroad Co., Ltd.	163,700	4,109,086
	Nishio Rent All Co., Ltd.	123,800	2,357,501
	Nissei ASB Machine Co., Ltd.	52,500	1,332,379
#	Nissei Corp.	38,900	431,729
#	Nissei Plastic Industrial Co., Ltd.	141,000	1,046,789
	Nisshinbo Holdings, Inc.	970,780	5,806,461
	Nissin Corp.	100,200	1,384,954
	Nissin Electric Co., Ltd.	352,400	3,301,711
	Nitta Corp.	145,300	3,079,531
	Nitto Boseki Co., Ltd.	7,600	355,293
	Nitto Kogyo Corp.	179,800	2,924,991
	Nitto Kohki Co., Ltd.	72,000	1,385,453
	Nitto Seiko Co., Ltd.	187,500	838,414
	Nittoc Construction Co., Ltd.	135,300	926,309
	NJS Co., Ltd.	38,100	554,570

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	nms Holdings Co.	38,500	$73,944
	Noda Corp.	145,500	797,254
	Nomura Co., Ltd.	550,100	3,515,837
	Noritake Co., Ltd.	64,200	1,930,574
	Noritsu Koki Co., Ltd.	123,900	1,776,942
	Noritz Corp.	206,500	2,510,070
#	NS Tool Co., Ltd.	58,300	1,382,864
	NS United Kaiun Kaisha, Ltd.	61,800	842,468
	NTN Corp.	2,886,100	5,046,092
	Obara Group, Inc.	79,900	2,570,204
	Ochi Holdings Co., Ltd.	8,900	129,028
	Odawara Engineering Co., Ltd.	4,900	107,132
	Ohba Co., Ltd.	76,500	465,524
	Ohmoto Gumi Co., Ltd.	4,100	169,689
	Oiles Corp.	164,570	2,107,495
	Okabe Co., Ltd.	260,700	1,746,605
#	Okada Aiyon Corp.	42,800	347,015
	Okamoto Machine Tool Works, Ltd.	21,699	407,474
	Okamura Corp.	410,300	2,668,127
*	OKK Corp.	21,900	65,748
	OKUMA Corp.	137,100	5,296,494
	Okumura Corp.	208,280	4,939,318
	Onoken Co., Ltd.	115,000	1,254,258
	Organo Corp.	43,900	2,216,619
#	Oriental Consultants Holdings Co., Ltd.	6,100	120,070
	Origin Co., Ltd.	27,600	322,649
#	OSG Corp.	396,200	5,398,663
	OSJB Holdings Corp.	864,400	1,841,740
	Outsourcing, Inc.	770,900	4,262,965
	Oyo Corp.	145,200	1,860,722
#	Paraca, Inc.	35,900	513,676
	Parker Corp.	34,000	142,656
#	Pasco Corp.	11,200	137,239
#	Pasona Group, Inc.	133,000	1,563,485
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	358,708
	Penta-Ocean Construction Co., Ltd.	1,716,400	9,022,171
	Phil Co., Inc.	10,900	155,644
	Pilot Corp.	74,100	2,059,137
	Prestige International, Inc.	694,900	5,427,906
	Pronexus, Inc.	114,500	1,214,775
	PS Mitsubishi Construction Co., Ltd.	216,100	1,036,065
	Punch Industry Co., Ltd.	107,900	399,924
	Quick Co., Ltd.	77,900	754,745
	Raito Kogyo Co., Ltd.	307,400	4,270,434
	Raiznext Corp.	328,600	3,712,579
#	Rasa Corp.	63,200	559,892
	Relia, Inc.	252,900	2,676,905
	Rheon Automatic Machinery Co., Ltd.	122,800	1,411,769
	Rix Corp.	17,300	252,716
#*	Rozetta Corp.	22,800	735,666
	Ryobi, Ltd.	165,240	1,577,893
	S LINE Co., Ltd.	23,800	201,327
	Sakai Heavy Industries, Ltd.	24,500	499,867
	Sakai Moving Service Co., Ltd.	81,800	3,495,349
#*	Sanix, Inc.	146,200	326,378
	Sanki Engineering Co., Ltd.	303,100	3,329,832
	Sanko Gosei, Ltd.	121,900	290,392
	Sanko Metal Industrial Co., Ltd.	17,100	336,777
	Sankyo Tateyama, Inc.	197,500	1,487,379

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Sanoyas Holdings Corp.	159,500	$238,418
#	Sansei Technologies, Inc.	80,600	463,536
	Sansha Electric Manufacturing Co., Ltd.	66,700	356,206
	Sanwa Holdings Corp.	113,400	971,844
	Sanyo Denki Co., Ltd.	44,100	1,976,370
	Sanyo Engineering & Construction, Inc.	60,200	341,780
	Sanyo Industries, Ltd.	9,900	176,740
	Sanyo Trading Co., Ltd.	140,000	1,196,959
	Sata Construction Co., Ltd.	91,299	339,835
	Sato Holdings Corp.	188,000	3,904,101
	Sato Shoji Corp.	91,700	748,789
	Sawafuji Electric Co., Ltd.	1,900	28,372
	SBS Holdings, Inc.	126,200	2,686,127
#	SEC Carbon, Ltd.	10,900	609,823
#	Secom Joshinetsu Co., Ltd.	30,800	960,268
	Seibu Electric & Machinery Co., Ltd.	10,300	95,174
	Seika Corp.	65,700	698,754
	Seikitokyu Kogyo Co., Ltd.	205,030	1,393,881
	Sekisui Jushi Corp.	218,400	4,114,985
	Senko Group Holdings Co., Ltd.	777,400	5,813,037
	Senshu Electric Co., Ltd.	51,200	1,447,069
	Shibaura Machine Co., Ltd.	147,500	2,763,606
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,040,433
	Shibuya Corp.	97,900	2,536,152
	Shima Seiki Manufacturing, Ltd.	185,700	2,191,950
	Shin Nippon Air Technologies Co., Ltd.	96,280	1,971,657
#	Shin-Keisei Electric Railway Co., Ltd.	43,599	869,601
	Shinki Bus Co., Ltd.	1,900	55,204
	Shinmaywa Industries, Ltd.	547,700	4,792,869
	Shinnihon Corp.	183,600	1,360,262
	Shinsho Corp.	35,200	578,455
	Shinwa Co., Ltd.	66,200	1,208,235
#*	Shoko Co., Ltd.	33,400	184,448
#	SIGMAXYZ, Inc.	98,000	1,447,970
	Sinfonia Technology Co., Ltd.	154,200	1,469,448
	Sinko Industries, Ltd.	129,100	1,707,988
	Sintokogio, Ltd.	291,700	1,929,938
	SMS Co., Ltd.	165,100	4,096,760
	Soda Nikka Co., Ltd.	120,800	577,072
	Sodick Co., Ltd.	211,200	1,647,156
	Space Co., Ltd.	95,062	808,302
	S-Pool, Inc.	301,000	1,873,662
#	Star Micronics Co., Ltd.	246,100	2,759,136
	Subaru Enterprise Co., Ltd.	6,300	427,197
#	Sugimoto & Co., Ltd.	66,900	1,103,803
	Sumiseki Holdings, Inc.	396,900	421,683
	Sumitomo Densetsu Co., Ltd.	117,700	2,406,454
	Sumitomo Mitsui Construction Co., Ltd.	1,025,240	3,981,953
*	Sumitomo Precision Products Co., Ltd.	18,184	347,814
	Sumitomo Warehouse Co., Ltd. (The)	416,500	4,704,530
	Suzumo Machinery Co., Ltd.	2,200	31,699
	SWCC Showa Holdings Co., Ltd.	98,700	1,149,673
#	Tacmina Corp.	14,700	195,551
#	Tadano, Ltd.	672,300	5,389,324
	Taihei Dengyo Kaisha, Ltd.	102,500	2,078,731
	Taiheiyo Kouhatsu, Inc.	44,200	253,122
	Taikisha, Ltd.	173,800	4,884,939
	Taisei Oncho Co., Ltd.	14,200	241,441
	Takadakiko Co., Ltd.	7,500	166,188

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Takamatsu Construction Group Co., Ltd.	107,800	$2,190,318
#	Takamatsu Machinery Co., Ltd.	41,800	258,801
	Takamiya Co., Ltd.	128,600	657,215
	Takano Co., Ltd.	54,500	315,810
	Takaoka Toko Co., Ltd.	59,620	525,232
	Takara & Co., Ltd.	22,155	459,150
	Takara Standard Co., Ltd.	247,100	3,336,587
	Takasago Thermal Engineering Co., Ltd.	320,100	4,252,100
	Takashima & Co., Ltd.	25,200	388,207
	Takeei Corp.	149,600	1,659,464
	Takeuchi Manufacturing Co., Ltd.	230,900	3,849,651
#	Takigami Steel Construction Co., Ltd. (The)	5,300	217,910
#	Takisawa Machine Tool Co., Ltd.	41,700	388,435
	Takuma Co., Ltd.	74,700	1,032,836
	Tanabe Consulting Co., Ltd.	1,200	14,687
#	Tanabe Engineering Corp.	39,500	256,622
	Tanseisha Co., Ltd.	243,549	1,353,236
	Tatsuta Electric Wire and Cable Co., Ltd.	290,500	1,591,847
	TECHNO ASSOCIE Co., Ltd.	52,700	445,659
#	Techno Ryowa, Ltd.	68,690	580,383
#	Techno Smart Corp.	49,500	369,823
	TechnoPro Holdings, Inc.	21,900	1,119,090
	Teikoku Electric Manufacturing Co., Ltd.	112,700	1,255,381
	Teikoku Sen-I Co., Ltd.	108,500	2,414,403
	Tekken Corp.	85,600	1,525,071
	Tenox Corp.	22,500	184,322
	Teraoka Seisakusho Co., Ltd.	76,000	283,161
	Terasaki Electric Co., Ltd.	24,400	224,646
	Toa Corp.	112,500	1,644,470
	TOA ROAD Corp.	27,300	881,481
	Toba, Inc.	9,800	256,243
	Tobishima Corp.	134,570	1,280,176
	Tocalo Co., Ltd.	414,300	4,640,301
	Toda Corp.	284,100	1,822,411
	Toenec Corp.	56,200	1,990,167
	Togami Electric Manufacturing Co., Ltd.	17,800	251,401
	TOKAI Holdings Corp.	694,500	6,476,672
	Tokai Lease Co., Ltd.	18,800	227,066
	Tokyo Energy & Systems, Inc.	157,600	1,086,915
	Tokyo Keiki, Inc.	69,022	595,095
	Tokyo Sangyo Co., Ltd.	133,000	599,807
	Tokyu Construction Co., Ltd.	561,400	2,610,605
	Toli Corp.	289,200	661,866
	Tomoe Corp.	158,900	482,645
#	Tomoe Engineering Co., Ltd.	54,600	992,855
	Tonami Holdings Co., Ltd.	37,500	2,005,379
	Toppan Forms Co., Ltd.	331,600	3,131,817
	Torishima Pump Manufacturing Co., Ltd.	132,900	1,063,943
	Totech Corp.	52,300	1,130,251
	Totetsu Kogyo Co., Ltd.	169,700	4,048,687
	Totoku Electric Co., Ltd.	17,700	354,837
	Toyo Construction Co., Ltd.	524,200	1,822,932
	Toyo Denki Seizo K.K.	35,450	348,069
*	Toyo Engineering Corp.	215,778	622,688
	Toyo Logistics Co., Ltd.	85,100	250,278
	Toyo Machinery & Metal Co., Ltd.	106,100	384,867
	Toyo Tanso Co., Ltd.	75,600	1,140,173
	Toyo Wharf & Warehouse Co., Ltd.	38,000	504,441
	Trancom Co., Ltd.	52,400	3,803,173

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Trinity Industrial Corp.	36,000	$205,218
#	Trusco Nakayama Corp.	171,500	4,039,767
	Tsubaki Nakashima Co., Ltd.	297,600	1,982,519
	Tsubakimoto Chain Co.	183,740	4,312,586
	Tsubakimoto Kogyo Co., Ltd.	28,800	781,154
*	Tsudakoma Corp.	25,198	201,589
	Tsugami Corp.	296,700	2,732,068
	Tsukishima Kikai Co., Ltd.	195,600	2,105,280
	Tsurumi Manufacturing Co., Ltd.	133,300	2,272,725
	Uchida Yoko Co., Ltd.	53,500	3,238,859
#	Ueki Corp.	31,900	736,153
	Union Tool Co.	45,500	1,108,794
	Ushio, Inc.	755,300	8,881,664
#*	UT Group Co., Ltd.	178,800	3,645,554
	Utoc Corp.	102,200	467,831
	Waida Manufacturing Co., Ltd.	5,100	37,558
	Wakachiku Construction Co., Ltd.	82,000	869,500
	Wakita & Co., Ltd.	263,900	2,246,997
	WDB Holdings Co., Ltd.	64,300	1,525,830
	Weathernews, Inc.	38,200	1,393,493
	Will Group, Inc.	103,600	531,334
	World Holdings Co., Ltd.	39,600	535,082
	Yahagi Construction Co., Ltd.	183,400	1,324,558
	YAMABIKO Corp.	231,528	1,887,798
	YAMADA Consulting Group Co., Ltd.	75,600	804,442
	Yamashina Corp.	224,200	138,905
	Yamato Corp.	112,300	602,400
	Yamaura Corp.	9,900	75,538
	Yamazen Corp.	421,900	3,803,461
	Yasuda Logistics Corp.	104,500	849,105
	Yokogawa Bridge Holdings Corp.	213,800	3,760,628
	Yondenko Corp.	27,360	575,454
	Yuasa Trading Co., Ltd.	119,100	3,184,562
	Yuken Kogyo Co., Ltd.	22,200	314,523
#	Yumeshin Holdings Co., Ltd.	304,600	1,531,401
	Yurtec Corp.	267,200	1,534,839
	Zaoh Co., Ltd.	23,400	309,320
#	Zenitaka Corp. (The)	19,200	702,329
	Zuiko Corp.	22,600	1,014,223
TOTAL INDUSTRIALS			851,235,833
INFORMATION TECHNOLOGY — (13.2%)
	A&D Co., Ltd.	126,900	754,468
	Access Co., Ltd.	87,800	683,566
#	Ad-sol Nissin Corp.	43,000	990,764
	AGS Corp.	11,600	88,382
#	Ai Holdings Corp.	264,200	3,514,561
	Aichi Tokei Denki Co., Ltd.	18,900	787,341
	Aiphone Co., Ltd.	67,900	880,241
	Alpha Systems, Inc.	47,820	1,795,679
	Amano Corp.	119,800	2,271,387
	AOI Electronics Co., Ltd.	30,100	584,431
	Argo Graphics, Inc.	110,800	3,381,114
	Arisawa Manufacturing Co., Ltd.	217,300	1,634,386
	Artiza Networks, Inc.	3,800	64,028
	ArtSpark Holdings, Inc.	33,700	241,131
	Asahi Intelligence Service Co., Ltd.	1,300	14,861
	Avant Corp.	100,300	942,529
	Axell Corp.	40,300	288,390

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Azia Co., Ltd.	14,300	$186,660
#*	BrainPad, Inc.	7,200	266,744
	Broadleaf Co., Ltd.	606,400	3,227,772
#	Business Brain Showa-Ota, Inc.	29,000	354,951
	CAC Holdings Corp.	75,200	826,324
	Canon Electronics, Inc.	134,700	1,867,762
	CDS Co., Ltd.	15,300	160,142
*	Change, Inc.	12,500	1,063,427
	Chino Corp.	46,300	590,494
	Citizen Watch Co., Ltd.	1,889,600	5,150,419
	CMK Corp.	314,400	1,084,965
	Computer Engineering & Consulting, Ltd.	164,800	2,367,385
	Computer Institute of Japan, Ltd.	96,300	701,957
	Comture Corp.	138,200	3,651,594
	CONEXIO Corp.	112,800	1,369,589
	Core Corp.	45,800	519,921
	Cresco, Ltd.	83,000	1,032,138
#	Cube System, Inc.	60,600	540,290
	Cyber Com Co., Ltd.	10,600	175,232
	Cybernet Systems Co., Ltd.	57,700	345,549
	Cybozu, Inc.	115,500	3,422,890
	Dai-ichi Seiko Co., Ltd.	38,100	679,612
#	Daiko Denshi Tsushin, Ltd.	37,200	214,958
	Daishinku Corp.	43,999	847,574
	Daitron Co., Ltd.	58,200	761,076
	Daiwabo Holdings Co., Ltd.	120,400	8,752,610
#	Densan System Co., Ltd.	42,700	1,689,334
	Dexerials Corp.	391,900	3,568,627
	Digital Arts, Inc.	75,600	6,267,963
	Digital Garage, Inc.	145,900	4,883,497
#	Digital Hearts Holdings Co., Ltd.	90,400	703,819
	Digital Information Technologies Corp.	40,000	469,988
	DKK Co., Ltd.	64,800	1,394,005
#	DKK-Toa Corp.	28,300	218,833
	Double Standard, Inc.	14,000	738,897
	DTS Corp.	283,200	5,419,214
	Ebase Co., Ltd.	59,600	852,542
	E-Guardian, Inc.	51,100	1,442,571
	Eizo Corp.	112,200	4,165,703
	Elecom Co., Ltd.	89,700	4,478,140
	Elematec Corp.	122,942	992,345
	Enomoto Co., Ltd.	30,200	301,734
	Enplas Corp.	65,400	1,298,485
	ESPEC Corp.	132,600	2,254,485
	Fenwal Controls of Japan, Ltd.	20,500	281,884
	Ferrotec Holdings Corp.	256,100	1,540,665
#*	FFRI Security, Inc.	22,500	463,453
	Fixstars Corp.	97,100	988,081
	Focus Systems Corp.	28,400	207,579
#	Forval Corp.	52,700	494,823
#	FTGroup Co., Ltd.	58,200	671,091
	Fuji Soft, Inc.	100,200	4,520,583
	Fujitsu Frontech, Ltd.	82,700	1,206,471
	Fukui Computer Holdings, Inc.	53,500	1,236,703
	Furuno Electric Co., Ltd.	161,100	1,421,173
#	Furuya Metal Co., Ltd.	7,600	504,154
	Future Corp.	143,400	2,402,616
	Future Innovation Group, Inc.	11,900	25,725
	GL Sciences, Inc.	46,700	887,046

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Glosel Co., Ltd.	113,200	$447,089
#	GMO Cloud K.K.	19,300	1,333,446
#	GMO Pepabo, Inc.	7,300	280,697
	Hagiwara Electric Holdings Co., Ltd.	50,200	883,908
	Hakuto Co., Ltd.	91,300	767,761
	Hibino Corp.	26,900	250,408
	Hioki EE Corp.	68,000	2,212,890
	Hochiki Corp.	97,300	993,226
#	Hokuriku Electric Industry Co., Ltd.	48,200	385,644
	Honda Tsushin Kogyo Co., Ltd.	110,400	410,339
	Hosiden Corp.	350,700	3,003,155
	Icom, Inc.	68,200	1,793,090
	ID Holdings Corp.	52,100	724,438
	Ikegami Tsushinki Co., Ltd.	39,199	282,717
	Ines Corp.	128,700	1,723,398
#	I-Net Corp.	78,190	1,085,502
	Infocom Corp.	154,600	4,926,943
	Infomart Corp.	569,500	3,536,442
	Information Services International-Dentsu, Ltd.	80,700	4,237,864
	Innotech Corp.	107,500	964,922
	Intelligent Wave, Inc.	36,600	272,051
#	Inter Action Corp.	27,600	434,566
	I-O Data Device, Inc.	50,700	469,032
	Iriso Electronics Co., Ltd.	140,900	4,257,046
	ISB Corp.	10,800	226,772
	Itfor, Inc.	164,700	1,100,183
*	Iwatsu Electric Co., Ltd.	62,200	488,648
	Japan Aviation Electronics Industry, Ltd.	317,000	4,012,451
#	Japan Cash Machine Co., Ltd.	145,900	704,269
#*	Japan Display, Inc.	3,082,400	1,380,365
	Japan Electronic Materials Corp.	51,800	614,310
	Japan Material Co., Ltd.	417,100	6,350,131
	Jastec Co., Ltd.	68,200	703,150
#	JBCC Holdings, Inc.	98,000	1,448,901
	JFE Systems, Inc.	3,100	104,185
#*	JIG-SAW, Inc.	17,300	797,164
	Kaga Electronics Co., Ltd.	110,700	2,096,401
	Kanematsu Electronics, Ltd.	81,200	3,116,797
	KEL Corp.	27,900	208,853
	Koa Corp.	172,100	1,480,555
	Konica Minolta, Inc.	1,287,400	3,410,151
	KSK Co., Ltd.	3,000	55,400
	Kyoden Co., Ltd.	116,100	301,559
	Kyosan Electric Manufacturing Co., Ltd.	276,000	1,358,654
	Kyowa Electronic Instruments Co., Ltd.	129,800	505,390
#	LAC Co., Ltd.	100,100	993,890
	Lecip Holdings Corp.	10,900	53,233
	Macnica Fuji Electronics Holdings, Inc.	333,150	5,022,652
#	Marubun Corp.	112,200	518,451
	Maruwa Co., Ltd.	59,500	5,128,760
	Maxell Holdings, Ltd.	322,200	2,768,532
	MCJ Co., Ltd.	443,000	3,825,985
	Megachips Corp.	112,800	2,175,102
#	Meiko Electronics Co., Ltd.	139,600	1,700,756
	Melco Holdings, Inc.	18,600	463,339
*	Metaps, Inc.	12,800	92,213
	Mimaki Engineering Co., Ltd.	133,300	485,340
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,474,509
	Miraial Co., Ltd.	39,500	382,202

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Miroku Jyoho Service Co., Ltd.	120,000	$2,414,893
	Mitachi Co., Ltd.	16,900	85,648
	Mitsubishi Research Institute, Inc.	53,500	2,145,407
	Mitsui High-Tec, Inc.	140,100	1,922,407
#	m-up Holdings, Inc.	4,800	101,391
	Mutoh Holdings Co., Ltd.	14,600	201,763
#	Nagano Keiki Co., Ltd.	85,300	777,653
	Nakayo, Inc.	73,300	957,448
	NF Corp.	25,900	403,035
	Nichicon Corp.	331,400	2,094,615
*	Nihon Dempa Kogyo Co., Ltd.	121,600	346,101
	Nihon Denkei Co., Ltd.	31,800	357,887
*	Nippon Chemi-Con Corp.	83,600	1,328,576
#	Nippon Computer Dynamics Co., Ltd.	38,600	191,270
#	Nippon Electric Glass Co., Ltd.	431,236	7,053,418
#	Nippon Information Development Co., Ltd.	12,600	169,106
#	Nippon Kodoshi Corp.	55,400	517,695
	Nippon Signal Co., Ltd.	327,000	3,110,910
	Nippon Systemware Co., Ltd.	54,000	937,548
	Nissha Co., Ltd.	232,800	2,414,524
	Nohmi Bosai, Ltd.	149,900	2,890,666
	NSD Co., Ltd.	531,760	9,669,958
	Ohara, Inc.	35,900	324,697
*	Okaya Electric Industries Co., Ltd.	77,800	211,377
	Oki Electric Industry Co., Ltd.	575,300	5,105,842
#	ONO Sokki Co., Ltd.	32,200	145,826
	Optex Group Co., Ltd.	191,620	1,977,932
*	Optim Corp.	9,800	318,102
	Optorun Co., Ltd.	34,600	768,333
#	Oro Co., Ltd.	18,400	511,698
	Osaki Electric Co., Ltd.	295,800	1,390,968
	Oval Corp.	35,600	72,606
	Paltek Corp.	38,500	193,907
	PCA Corp.	2,300	100,048
	PCI Holdings, Inc.	30,800	301,437
	Poletowin Pitcrew Holdings, Inc.	204,700	1,747,804
#	Pro-Ship, Inc.	41,700	541,269
	Rakus Co., Ltd.	192,800	4,451,566
	Restar Holdings Corp.	130,700	2,324,200
	Riken Keiki Co., Ltd.	100,300	2,335,371
	Riso Kagaku Corp.	134,600	1,574,203
	Roland DG Corp.	87,300	918,389
	Rorze Corp.	54,400	2,797,036
	RS Technologies Co., Ltd.	20,100	760,779
	Ryoden Corp.	100,400	1,323,364
	Ryosan Co., Ltd.	152,200	2,893,676
#	Ryoyo Electro Corp.	106,800	2,974,086
	Saison Information Systems Co., Ltd.	24,800	502,217
#	Sakura Internet, Inc.	145,400	729,456
	Sanken Electric Co., Ltd.	160,500	3,090,443
	Sanshin Electronics Co., Ltd.	132,700	2,203,032
	Satori Electric Co., Ltd.	80,880	580,259
*	Saxa Holdings, Inc.	32,600	434,016
#	SB Technology Corp.	61,300	1,882,824
#	Scala, Inc.	83,700	452,255
#	Seikoh Giken Co., Ltd.	22,300	411,467
*	SEMITEC Corp.	5,500	122,906
#	Shibaura Electronics Co., Ltd.	53,400	1,021,455
	Shibaura Mechatronics Corp.	24,100	593,093

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Shindengen Electric Manufacturing Co., Ltd.	48,500	$906,339
	Shinko Electric Industries Co., Ltd.	284,000	4,276,100
	Shinko Shoji Co., Ltd.	282,100	2,264,904
	Shizuki Electric Co., Inc.	127,100	622,893
	Showa Shinku Co., Ltd.	25,400	322,971
	Sigma Koki Co., Ltd.	27,000	264,322
	Siix Corp.	207,100	1,625,950
	SK-Electronics Co., Ltd.	47,300	434,263
	SMK Corp.	34,099	744,328
	Softbrain Co., Ltd.	94,400	303,959
	Softcreate Holdings Corp.	54,100	1,175,453
#	Soliton Systems K.K.	36,600	514,503
	Soshin Electric Co., Ltd.	58,400	215,256
#	Sourcenext Corp.	78,400	179,435
	SRA Holdings	73,200	1,582,350
	Sumida Corp.	183,749	1,115,949
	Sun-Wa Technos Corp.	82,000	598,659
	Suzuden Corp.	1,200	13,213
	Suzuki Co., Ltd.	67,100	403,162
#	System Information Co., Ltd.	54,800	717,070
	System Research Co., Ltd.	27,200	478,082
	Systems Engineering Consultants Co., Ltd.	900	24,414
	Systemsoft Corp.	156,000	137,713
	Systena Corp.	475,500	7,135,266
	Tachibana Eletech Co., Ltd.	112,560	1,727,786
	Takachiho Koheki Co., Ltd.	38,500	323,615
#	TAKEBISHI Corp.	53,100	669,611
#	Tamagawa Holdings Co., Ltd.	3,600	73,795
	Tamura Corp.	499,200	1,996,801
#	TDC Soft, Inc.	104,600	858,916
	TechMatrix Corp.	233,600	4,029,585
	Techno Horizon Holdings Co., Ltd.	56,700	518,731
	Teikoku Tsushin Kogyo Co., Ltd.	52,700	549,042
	Terilogy Co., Ltd.	15,600	74,855
#	TESEC Corp.	19,400	143,026
	TKC Corp.	101,700	5,597,560
	Toho System Science Co., Ltd.	2,700	24,189
	Tokyo Electron Device, Ltd.	45,600	1,405,434
	Tokyo Seimitsu Co., Ltd.	261,000	8,340,569
	Tomen Devices Corp.	15,300	528,123
	Topcon Corp.	747,600	4,891,279
	Torex Semiconductor, Ltd.	45,500	513,591
#	Toshiba TEC Corp.	69,500	2,671,860
	Toukei Computer Co., Ltd.	5,010	180,952
	Towa Corp.	134,700	1,570,940
	Toyo Corp.	153,100	1,303,177
	Transcosmos, Inc.	10,000	242,010
	Tri Chemical Laboratories, Inc.	31,400	3,120,051
#	Tsuzuki Denki Co., Ltd.	42,800	701,234
	Ubicom Holdings, Inc.	12,500	270,132
	Ulvac, Inc.	264,700	7,852,480
*	UMC Electronics Co., Ltd.	49,600	157,505
*	Uniden Holdings Corp.	41,500	632,098
#	UNITED, Inc.	24,200	241,720
#	V Technology Co., Ltd.	59,800	1,919,032
	VINX Corp.	11,500	134,564
	Wacom Co., Ltd.	975,900	5,299,125
*	Wellnet Corp.	3,800	20,322
#	YAC Holdings Co., Ltd.	62,600	358,177

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Yamaichi Electronics Co., Ltd.	144,700	$1,722,683
	Yashima Denki Co., Ltd.	126,100	1,039,560
	Yokowo Co., Ltd.	101,000	2,281,060
TOTAL INFORMATION TECHNOLOGY			387,518,952
MATERIALS — (10.7%)
	Achilles Corp.	93,500	1,619,428
	ADEKA Corp.	629,500	8,360,923
	Agro-Kanesho Co., Ltd.	1,300	18,445
	Aichi Steel Corp.	71,200	1,708,318
	Arakawa Chemical Industries, Ltd.	114,100	1,216,751
	Araya Industrial Co., Ltd.	25,200	273,762
	Asahi Holdings, Inc.	250,950	8,743,388
	Asahi Printing Co., Ltd.	25,700	212,819
	Asahi Yukizai Corp.	92,200	1,143,895
	Asahipen Corp.	2,100	34,366
	Asia Pile Holdings Corp.	214,800	913,968
	C Uyemura & Co., Ltd.	35,900	2,112,017
	Carlit Holdings Co., Ltd.	136,800	592,946
	Chuetsu Pulp & Paper Co., Ltd.	49,900	676,996
*	Chugai Mining Co., Ltd.	652,700	174,870
	Chugoku Marine Paints, Ltd.	422,400	3,996,013
	CI Takiron Corp.	291,200	1,855,459
#	CK-San-Etsu Co., Ltd.	21,200	600,213
	Dai Nippon Toryo Co., Ltd.	139,900	1,078,259
	Daido Steel Co., Ltd.	155,000	4,372,093
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	129,300	879,492
	Daiken Corp.	79,800	1,287,643
	Daiki Aluminium Industry Co., Ltd.	194,700	928,086
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	87,000	1,846,399
#	Daio Paper Corp.	69,400	942,474
#	DKS Co., Ltd.	50,900	2,148,801
	Dowa Holdings Co., Ltd.	116,905	3,430,738
	Dynapac Co., Ltd.	8,500	109,015
	Fuji Seal International, Inc.	191,300	3,399,484
	Fujikura Kasei Co., Ltd.	176,500	859,852
	Fujimori Kogyo Co., Ltd.	109,100	3,515,188
	Fuso Chemical Co., Ltd.	124,700	4,802,333
	Geostr Corp.	87,700	224,180
	Godo Steel, Ltd.	60,000	1,040,581
	Gun-Ei Chemical Industry Co., Ltd.	31,600	719,845
	Hakudo Co., Ltd.	47,200	595,910
	Harima Chemicals Group, Inc.	99,400	863,065
	Hodogaya Chemical Co., Ltd.	44,900	1,926,790
	Hokkan Holdings, Ltd.	56,100	903,991
	Hokko Chemical Industry Co., Ltd.	123,600	719,350
	Hokuetsu Corp.	826,499	2,767,423
	Honshu Chemical Industry Co., Ltd.	28,200	309,112
	Ise Chemicals Corp.	13,900	364,409
#	Ishihara Chemical Co., Ltd.	35,500	673,439
	Ishihara Sangyo Kaisha, Ltd.	222,050	1,399,557
	Ishizuka Glass Co., Ltd.	12,900	214,878
	JCU Corp.	148,200	4,421,152
	JSP Corp.	88,900	1,153,719
	Kaneka Corp.	173,700	4,104,698
	Kanto Denka Kogyo Co., Ltd.	288,900	2,262,164
	Katakura & Co-op Agri Corp.	21,500	248,976
	KeePer Technical Laboratory Co., Ltd.	49,500	716,909
#	KH Neochem Co., Ltd.	233,400	4,268,121

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Kimoto Co., Ltd.	230,500	$397,922
	Koatsu Gas Kogyo Co., Ltd.	210,093	1,494,628
*	Kobe Steel, Ltd.	1,878,500	6,087,409
#	Kohsoku Corp.	71,300	925,763
	Konishi Co., Ltd.	236,800	3,259,581
	Konoshima Chemical Co., Ltd.	31,600	205,643
	Krosaki Harima Corp.	33,300	1,013,698
	Kumiai Chemical Industry Co., Ltd.	247,487	2,398,477
	Kunimine Industries Co., Ltd.	40,400	370,990
	Kureha Corp.	113,450	4,680,407
	Kurimoto, Ltd.	61,800	938,482
	Kuriyama Holdings Corp.	78,000	387,938
	Kyoei Steel, Ltd.	146,100	1,737,120
	Kyowa Leather Cloth Co., Ltd.	89,900	468,322
	Lintec Corp.	265,600	6,196,948
	MEC Co., Ltd.	103,700	1,879,884
	Mitani Sekisan Co., Ltd.	70,900	3,664,972
	Mitsubishi Paper Mills, Ltd.	330,600	1,006,245
*	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	270,705
	Mitsui Mining & Smelting Co., Ltd.	395,000	8,388,620
	Molitec Steel Co., Ltd.	83,100	223,184
#	MORESCO Corp.	39,800	354,830
	Mory Industries, Inc.	36,000	703,057
	Nakayama Steel Works, Ltd.	173,200	548,707
	Neturen Co., Ltd.	229,200	1,024,196
	New Japan Chemical Co., Ltd.	175,800	252,169
#	Nicca Chemical Co., Ltd.	45,700	368,393
#	Nichia Steel Works, Ltd.	138,600	358,061
#	Nihon Kagaku Sangyo Co., Ltd.	84,700	796,707
	Nihon Nohyaku Co., Ltd.	243,500	1,104,750
	Nihon Parkerizing Co., Ltd.	517,500	5,022,262
	Nihon Yamamura Glass Co., Ltd.	80,200	634,620
	Nippon Carbide Industries Co., Inc.	46,200	493,922
	Nippon Chemical Industrial Co., Ltd.	42,600	827,177
	Nippon Concrete Industries Co., Ltd.	306,600	744,480
#*	Nippon Denko Co., Ltd.	779,814	1,056,196
#	Nippon Fine Chemical Co., Ltd.	81,500	1,119,389
	Nippon Kayaku Co., Ltd.	208,300	2,043,367
*	Nippon Kinzoku Co., Ltd.	21,800	111,603
*	Nippon Koshuha Steel Co., Ltd.	26,799	77,863
	Nippon Light Metal Holdings Co., Ltd.	3,894,800	6,417,517
	Nippon Paper Industries Co., Ltd.	450,400	5,672,039
	Nippon Pillar Packing Co., Ltd.	140,500	1,924,175
	Nippon Soda Co., Ltd.	169,100	4,342,761
	Nippon Yakin Kogyo Co., Ltd.	102,749	1,420,919
	Nitta Gelatin, Inc.	93,100	527,942
	Nittetsu Mining Co., Ltd.	38,400	1,467,737
#	Nozawa Corp.	51,600	328,712
	Oat Agrio Co., Ltd.	18,000	169,119
	Okamoto Industries, Inc.	75,900	2,872,885
	Okura Industrial Co., Ltd.	56,100	739,140
	Osaka Organic Chemical Industry, Ltd.	100,800	2,480,753
	Osaka Soda Co., Ltd.	95,599	2,064,104
	Osaka Steel Co., Ltd.	92,600	875,365
	OSAKA Titanium Technologies Co., Ltd.	127,500	958,140
	Pacific Metals Co., Ltd.	105,399	1,485,535
	Pack Corp. (The)	94,000	2,355,690
#	Rasa Industries, Ltd.	49,700	673,044
	Riken Technos Corp.	244,600	877,638

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Sakai Chemical Industry Co., Ltd.	107,300	$1,960,487
	Sakata INX Corp.	289,100	2,672,659
	Sanyo Chemical Industries, Ltd.	94,900	4,045,257
	Sanyo Special Steel Co., Ltd.	133,860	964,207
	Seiko PMC Corp.	67,900	438,003
	Sekisui Kasei Co., Ltd.	160,200	776,045
	Shikoku Chemicals Corp.	250,900	2,588,780
#	Shinagawa Refractories Co., Ltd.	37,800	727,695
	Shin-Etsu Polymer Co., Ltd.	303,500	2,460,249
	SK Kaken Co., Ltd.	1,100	400,561
	Soken Chemical & Engineering Co., Ltd.	50,300	549,941
	Stella Chemifa Corp.	69,700	1,791,112
	Sumitomo Bakelite Co., Ltd.	163,900	3,976,870
	Sumitomo Osaka Cement Co., Ltd.	259,399	8,725,959
	Sumitomo Seika Chemicals Co., Ltd.	60,800	1,929,650
	T Hasegawa Co., Ltd.	204,200	4,078,753
	T&K Toka Co., Ltd.	141,900	1,041,336
	Taisei Lamick Co., Ltd.	42,800	1,085,057
	Taiyo Holdings Co., Ltd.	132,300	6,250,197
	Takasago International Corp.	94,900	1,817,300
	Takemoto Yohki Co., Ltd.	35,000	264,011
	Taoka Chemical Co., Ltd.	4,700	548,318
	Tayca Corp.	119,400	1,448,467
	Tenma Corp.	120,300	1,745,699
	Titan Kogyo, Ltd.	5,100	79,423
	Toagosei Co., Ltd.	786,100	7,494,707
*	Toda Kogyo Corp.	21,500	346,353
	Toho Acetylene Co., Ltd.	12,700	145,820
	Toho Chemical Industry Co., Ltd.	47,000	209,956
	Toho Titanium Co., Ltd.	220,900	1,186,267
*	Toho Zinc Co., Ltd.	89,899	1,232,618
	Tohoku Steel Co., Ltd.	16,300	215,665
	Tokushu Tokai Paper Co., Ltd.	66,158	2,709,118
	Tokuyama Corp.	405,798	9,504,565
	Tokyo Ohka Kogyo Co., Ltd.	35,900	1,899,105
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	190,788
*	Tokyo Rope Manufacturing Co., Ltd.	101,700	489,156
	Tokyo Steel Manufacturing Co., Ltd.	677,200	3,824,800
	Tokyo Tekko Co., Ltd.	64,100	932,255
*	Tomoegawa Co., Ltd.	33,600	284,863
	Tomoku Co., Ltd.	72,500	1,157,089
	Topy Industries, Ltd.	96,000	989,413
#	Toyo Gosei Co., Ltd.	32,800	2,711,271
	Toyo Ink SC Holdings Co., Ltd.	242,300	4,368,307
	Toyobo Co., Ltd.	571,300	7,938,709
#	TYK Corp.	159,900	407,839
	UACJ Corp.	211,841	3,576,072
	Ube Industries, Ltd.	229,000	3,740,059
	Valqua, Ltd.	111,999	1,923,575
	Vertex Corp.	45,998	750,374
#	Wavelock Holdings Co., Ltd.	30,900	232,383
	Wood One Co., Ltd.	47,500	519,829
	Yamato Kogyo Co., Ltd.	217,100	4,428,882
	Yodogawa Steel Works, Ltd.	144,500	2,386,379
#	Yotai Refractories Co., Ltd.	118,000	780,732
	Yushiro Chemical Industry Co., Ltd.	67,000	790,487
TOTAL MATERIALS			314,778,077

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (1.8%)
	AD Works Group Co., Ltd.	194,879	$282,196
	Airport Facilities Co., Ltd.	148,670	562,086
#	Anabuki Kosan, Inc.	12,900	170,681
#	Aoyama Zaisan Networks Co., Ltd.	43,700	633,513
	Apaman Co., Ltd.	71,700	352,168
#	Arealink Co., Ltd.	29,600	252,801
	B-Lot Co., Ltd.	40,000	211,513
#	Cosmos Initia Co., Ltd.	97,700	343,016
	Daibiru Corp.	335,400	3,081,499
	Dear Life Co., Ltd.	132,800	598,971
	Goldcrest Co., Ltd.	111,870	1,383,751
	Good Com Asset Co., Ltd.	10,300	146,051
	Grandy House Corp.	99,000	318,323
	Heiwa Real Estate Co., Ltd.	236,600	5,775,128
	Ichigo, Inc.	1,187,800	2,785,123
*	Japan Asset Marketing Co., Ltd.	1,337,600	1,319,953
#	Japan Corporate Housing Service, Inc.	11,700	112,767
#	Japan Property Management Center Co., Ltd.	83,400	947,328
	JSB Co., Ltd.	7,400	203,191
	Katitas Co., Ltd.	72,300	1,653,977
	Keihanshin Building Co., Ltd.	248,000	3,036,736
	Kenedix, Inc.	1,442,000	6,558,596
#*	Leopalace21 Corp.	1,132,200	1,667,086
*	Miyakoshi Holdings, Inc.	800	4,740
	Mugen Estate Co., Ltd.	64,200	286,140
#	Nippon Commercial Development Co., Ltd.	82,300	1,107,001
	Nisshin Group Holdings Co., Ltd.	213,600	715,868
	Prospect Co., Ltd.	3,044,700	980,904
	Raysum Co., Ltd.	104,200	850,404
	SAMTY Co., Ltd.	145,350	1,579,668
	Sankyo Frontier Co., Ltd.	23,100	727,028
#	Sansei Landic Co., Ltd.	29,100	208,704
#	Shinoken Group Co., Ltd.	112,600	816,222
	Star Mica Holdings Co., Ltd.	92,100	1,016,381
	Starts Corp., Inc.	237,200	4,329,778
	Sun Frontier Fudousan Co., Ltd.	210,000	1,626,421
	Takara Leben Co., Ltd.	585,400	1,851,511
	TOC Co., Ltd.	353,750	2,114,871
#	Tokyo Rakutenchi Co., Ltd.	19,000	684,755
#	Tokyo Theatres Co., Inc.	49,899	538,262
	Tosei Corp.	241,500	1,869,540
	Urbanet Corp. Co., Ltd.	81,400	197,687
	Yoshicon Co., Ltd.	3,100	25,081
TOTAL REAL ESTATE			53,927,420
UTILITIES — (1.6%)
	EF-ON, Inc.	88,520	478,595
	eRex Co., Ltd.	158,500	2,118,279
	Hiroshima Gas Co., Ltd.	326,000	1,093,919
	Hokkaido Electric Power Co., Inc.	1,211,300	4,680,555
	Hokkaido Gas Co., Ltd.	99,200	1,447,320
	Hokuriku Electric Power Co.	911,200	5,832,375
#	Hokuriku Gas Co., Ltd.	10,100	295,978
	K&O Energy Group, Inc.	102,400	1,448,525
	Nippon Gas Co., Ltd.	210,300	9,871,503
	Okinawa Electric Power Co., Inc. (The)	346,816	5,407,277
*	RENOVA, Inc.	147,600	1,485,682
#	Saibu Gas Co., Ltd.	234,900	4,995,477
	Shikoku Electric Power Co., Inc.	370,000	2,489,685

The Japanese Small Company Series
CONTINUED
		Shares	Value»
UTILITIES — (Continued)
	Shizuoka Gas Co., Ltd.	362,600	$2,920,284
#	Toell Co., Ltd.	57,500	365,678
#	West Holdings Corp.	114,310	2,642,067
TOTAL UTILITIES			47,573,199
TOTAL COMMON STOCKS Cost ($2,841,190,298)			2,875,074,176

			Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	6,112,424	70,726,863
TOTAL INVESTMENTS — (100.0%)
(Cost $2,911,896,442)^^			$2,945,801,039
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$83,369,154	—	$83,369,154
Consumer Discretionary	—	478,707,776	—	478,707,776
Consumer Staples	—	241,972,111	—	241,972,111
Energy	—	34,487,651	—	34,487,651
Financials	—	244,857,568	—	244,857,568
Health Care	—	136,646,435	—	136,646,435
Industrials	—	851,235,833	—	851,235,833
Information Technology	—	387,518,952	—	387,518,952
Materials	—	314,778,077	—	314,778,077
Real Estate	—	53,927,420	—	53,927,420
Utilities	—	47,573,199	—	47,573,199
Securities Lending Collateral	—	70,726,863	—	70,726,863
TOTAL	—	$2,945,801,039	—	$2,945,801,039

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.5%)
AUSTRALIA — (55.9%)
*	3P Learning, Ltd.	93,233	$69,613
	A2B Australia, Ltd.	267,268	169,086
	Accent Group, Ltd.	2,095,327	2,081,213
	Adairs, Ltd.	643,521	1,135,138
#	Adbri, Ltd.	2,564,728	4,028,929
*	Advance NanoTek, Ltd.	4,230	11,523
*	Ainsworth Game Technology, Ltd.	424,317	123,874
#*	Alkane Resources, Ltd.	2,214,509	1,964,269
	Alliance Aviation Services, Ltd.	104,215	230,884
	ALS, Ltd.	1,381,741	8,377,000
	Altium, Ltd.	171,850	4,015,140
#*	Altura Mining, Ltd.	1,171,741	51,839
	AMA Group, Ltd.	2,283,100	849,266
#*	Amaysim Australia, Ltd.	1,875,508	855,270
	Ansell, Ltd.	602,901	16,553,774
#	AP Eagers, Ltd.	775,292	4,453,856
	APN Property Group, Ltd.	59,773	22,669
	Appen, Ltd.	41,643	1,060,705
*	Arafura Resources, Ltd.	1,409,526	70,576
	ARB Corp., Ltd.	527,030	7,212,672
#*	Ardent Leisure Group, Ltd.	3,232,361	751,283
	Asaleo Care, Ltd.	1,167,762	792,108
	AUB Group, Ltd.	478,705	4,470,248
	Aurelia Metals, Ltd.	3,920,282	1,536,816
	Austal, Ltd.	2,278,005	5,379,169
#*	Australian Agricultural Co., Ltd.	3,439,805	2,503,407
#	Australian Ethical Investment, Ltd.	22,322	96,542
	Australian Finance Group, Ltd.	1,604,223	1,922,551
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,216,379
#*	Australian Strategic Materials, Ltd.	442,901	401,867
	Australian Vintage, Ltd.	4,317,004	1,323,759
#	Auswide Bank, Ltd.	109,363	354,173
#	AVJennings, Ltd.	7,058,528	2,896,528
*	AVZ Minerals, Ltd.	1,847,793	73,529
*	Axsesstoday, Ltd.	20,251	4,409
	Baby Bunting Group, Ltd.	364,553	904,705
#	Bank of Queensland, Ltd.	2,458,045	10,400,537
	Bapcor, Ltd.	2,252,217	10,099,163
*	Base Resources, Ltd.	393,323	58,662
	Beach Energy, Ltd.	1,595,333	1,598,832
#	Bega Cheese, Ltd.	1,535,076	4,903,135
	Bell Financial Group, Ltd.	122,493	103,883
#	Bendigo & Adelaide Bank, Ltd.	1,248,575	6,129,446
*	Berkeley Energia, Ltd.	27,600	10,350
	Bingo Industries, Ltd.	841,528	1,156,220
	Blackmores, Ltd.	97,147	4,879,930
	Bravura Solutions, Ltd.	1,621,807	4,837,849
	Breville Group, Ltd.	821,653	15,153,830
	Brickworks, Ltd.	501,379	5,854,826
	BWX, Ltd.	587,374	1,639,431
#*	Byron Energy, Ltd.	89,192	11,167
#*	Cann Group, Ltd.	71,385	24,045
#	Capitol Health, Ltd.	3,495,372	548,777
#*	Cardno, Ltd.	1,127,842	258,688
#*	Carnarvon Petroleum, Ltd.	3,381,086	445,396

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Carsales.com, Ltd.	1,241,587	$16,231,381
#*	Cash Converters International, Ltd.	3,582,331	463,059
#*	Catapult Group International, Ltd.	401,552	468,954
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	417,849	1,519,845
	Centrebet Litigation	81,336	0
	Centrebet Litigation Claim	81,336	0
#	Challenger, Ltd.	677,497	2,089,084
*	Champion Iron, Ltd.	204,512	410,308
	Citadel Group, Ltd. (The)	129,670	334,776
#	City Chic Collective, Ltd.	187,917	457,950
	Class, Ltd.	386,717	371,163
	Clean Seas Seafood, Ltd.	87,730	34,565
#*	Clean TeQ Holdings, Ltd.	86,928	10,027
	Cleanaway Waste Management, Ltd.	4,987,336	7,399,542
#	Clinuvel Pharmaceuticals, Ltd.	108,279	1,707,871
#	Clover Corp., Ltd.	365,203	579,142
	Codan, Ltd.	670,501	3,912,733
#	Collection House, Ltd.	2,084,920	1,212,213
	Collins Foods, Ltd.	745,683	5,040,979
#*	Cooper Energy, Ltd.	11,837,413	3,163,380
#	Corporate Travel Management, Ltd.	520,840	3,258,348
	Costa Group Holdings, Ltd.	2,640,354	5,610,242
	Credit Corp. Group, Ltd.	495,925	6,672,271
	CSR, Ltd.	3,273,096	8,160,583
*	CuDeco, Ltd.	387,893	12,221
*	Dacian Gold, Ltd.	687,075	161,922
	Data#3, Ltd.	962,073	3,884,822
	Decmil Group, Ltd.	4,787,692	186,103
	Dicker Data, Ltd.	231,853	1,256,772
	Domain Holdings Australia, Ltd.	1,576,647	3,711,713
	Downer EDI, Ltd.	1,795,776	5,251,224
	DWS, Ltd.	514,109	308,160
*	Eclipx Group, Ltd.	2,008,091	1,971,795
	Elanor Investor Group	58,263	43,233
	Elders, Ltd.	1,232,076	9,009,619
#*	Electro Optic Systems Holdings, Ltd.	550,311	2,179,656
#*	Emeco Holdings, Ltd.	976,666	707,480
#*	EML Payments, Ltd.	1,313,870	2,935,146
*	Energy World Corp., Ltd.	87,518	3,608
	Enero Group, Ltd.	10,609	10,987
	EQT Holdings, Ltd.	95,702	1,759,686
	Estia Health, Ltd.	1,663,088	1,725,816
	Euroz, Ltd.	108,281	91,694
#	EVENT Hospitality and Entertainment, Ltd.	546,035	2,895,506
#*	FAR, Ltd.	12,771,552	118,410
	Finbar Group, Ltd.	203,868	96,990
*	Fleetwood Corp., Ltd.	347,465	377,623
#	FlexiGroup, Ltd.	2,196,712	1,959,064
	Flight Centre Travel Group, Ltd.	52,732	400,169
#	Freedom Foods Group, Ltd.	362,595	779,759
	G8 Education, Ltd.	5,105,803	2,937,264
#*	Galaxy Resources, Ltd.	2,565,745	2,012,812
	Genworth Mortgage Insurance Australia, Ltd.	1,475,089	1,784,465
*	GetSwift, Ltd.	28,980	17,180
*	Gold Road Resources, Ltd.	3,183,092	4,285,068
	GR Engineering Services, Ltd.	55,230	33,840
#*	GrainCorp, Ltd., Class A	1,547,172	4,096,965
#	Grange Resources, Ltd.	449,866	80,296

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Greenland Minerals, Ltd.	1,692,337	$221,481
	GTN, Ltd.	15,394	3,185
	GUD Holdings, Ltd.	789,679	6,301,089
#	GWA Group, Ltd.	1,782,472	3,623,445
	Hansen Technologies, Ltd.	1,293,047	2,705,007
	Healius, Ltd.	4,144,191	9,606,502
#	Helloworld Travel, Ltd.	51,371	57,654
*	Highfield Resources, Ltd.	160,730	45,911
*	Horizon Oil, Ltd.	714,889	31,120
#	HT&E, Ltd.	1,714,131	1,466,070
#	HUB24, Ltd.	270,391	2,589,242
*	IDM International, Ltd.	958	0
	IGO, Ltd.	3,070,006	10,105,030
	Iluka Resources, Ltd.	1,515,047	9,830,901
*	Image Resources NL	332,933	48,904
	Imdex, Ltd.	2,381,029	2,252,158
*	Immutep, Ltd.	140,912	18,281
*	ImpediMed, Ltd.	417,437	22,395
	Incitec Pivot, Ltd.	965,685	1,265,808
#	Infigen Energy	6,695,697	4,389,757
	Infomedia, Ltd.	2,776,535	3,664,747
#	Inghams Group, Ltd.	2,191,759	5,164,722
*	Intega Group, Ltd.	1,127,842	250,362
	Integral Diagnostics, Ltd.	304,532	806,273
#	Integrated Research, Ltd.	611,969	1,777,029
#	InvoCare, Ltd.	1,035,492	7,057,734
*	ioneer, Ltd.	330,187	29,534
	IOOF Holdings, Ltd.	2,149,859	6,976,937
	IPH, Ltd.	1,243,670	6,590,449
	IRESS, Ltd.	1,225,060	8,999,787
	IVE Group, Ltd.	578,489	325,226
	Japara Healthcare, Ltd.	1,740,742	593,088
#	JB Hi-Fi, Ltd.	426,118	13,955,206
	Johns Lyng Group, Ltd.	198,508	341,494
#	Jumbo Interactive, Ltd.	208,843	1,617,010
#	Jupiter Mines, Ltd.	4,784,049	1,006,341
	K&S Corp., Ltd.	152,347	130,974
#*	Karoon Energy, Ltd.	3,390,788	1,719,055
*	Kingsgate Consolidated, Ltd.	1,825,067	736,952
#	Kogan.com, Ltd.	290,516	3,456,141
	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	132,875	820,152
	Link Administration Holdings, Ltd.	944,479	2,682,155
#	Lovisa Holdings, Ltd.	122,612	554,181
#*	Lynas Corp., Ltd.	4,844,493	7,787,815
	MACA, Ltd.	1,272,720	849,414
	Macmahon Holdings, Ltd.	5,344,671	971,472
*	MaxiTRANS Industries, Ltd.	75,315	7,576
*	Mayne Pharma Group, Ltd.	10,001,898	2,801,047
	McMillan Shakespeare, Ltd.	490,350	3,095,613
	McPherson's, Ltd.	568,858	1,197,480
*	Medusa Mining, Ltd.	475,938	291,663
#*	Mesoblast, Ltd.	630,272	1,675,692
#*	Metals X, Ltd.	3,793,124	231,580
#	Metcash, Ltd.	7,963,936	15,358,297
	Michael Hill International, Ltd.	1,490,263	330,331
	Michael Hill International, Ltd.	94,305	22,208
*	Millennium Minerals, Ltd.	1,065,474	14,539
*	Mincor Resources NL	55,124	28,692

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Mineral Resources, Ltd.	1,032,969	$19,020,937
#*	MMA Offshore, Ltd.	4,757,868	183,672
#	MNF Group, Ltd.	194,514	756,217
	Moelis Australia, Ltd.	72,907	171,468
	Monadelphous Group, Ltd.	566,488	3,576,125
	Monash IVF Group, Ltd.	1,738,681	650,190
#	Money3 Corp., Ltd.	926,438	1,122,083
*	Morning Star Gold NL	332,749	0
	Mortgage Choice, Ltd.	814,098	403,852
#*	Motorcycle Holdings, Ltd.	19,615	25,010
	Mount Gibson Iron, Ltd.	3,605,253	1,821,100
#*	Myanmar Metals, Ltd.	494,858	28,313
#*	Myer Holdings, Ltd.	3,707,181	539,198
	MyState, Ltd.	534,849	1,446,391
	Navigator Global Investments, Ltd.	962,069	908,683
#*	nearmap, Ltd.	1,327,876	2,149,504
#	Neometals, Ltd.	626,513	72,091
	Netwealth Group, Ltd.	365,621	3,139,928
	New Energy Solar, Ltd.	196,155	143,457
	New Hope Corp., Ltd.	2,234,532	2,095,712
*	NEXTDC, Ltd.	1,932,211	15,640,873
	nib holdings, Ltd.	3,098,293	9,747,546
#	Nick Scali, Ltd.	400,543	2,094,852
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	8,926,045
	NRW Holdings, Ltd.	2,939,598	3,836,548
*	Nufarm, Ltd.	1,868,539	5,347,762
#	OFX Group, Ltd.	1,813,799	1,605,975
	OM Holdings, Ltd.	342,290	80,281
	Omni Bridgeway, Ltd.	2,357,576	7,714,892
#*	Onevue Holdings, Ltd.	857,257	229,184
	oOh!media, Ltd.	3,082,993	1,626,292
#*	Orocobre, Ltd.	141,073	300,349
	Orora, Ltd.	6,339,374	10,363,869
#	Over the Wire Holdings, Ltd.	14,661	39,943
	OZ Minerals, Ltd.	2,218,981	21,537,138
	Pacific Current Group, Ltd.	248,331	1,007,129
#	Pacific Smiles Group, Ltd.	262,416	272,321
#*	Pact Group Holdings, Ltd.	1,422,949	2,135,414
#*	Paladin Energy, Ltd.	1,235,586	111,326
*	Panoramic Resources, Ltd.	12,524,208	603,215
#*	Pantoro, Ltd.	632,837	121,450
	Peet, Ltd.	928,220	568,012
	Pendal Group, Ltd.	1,950,282	8,060,939
	People Infrastructure, Ltd.	39,313	54,849
	Perenti Global, Ltd.	4,835,224	4,139,866
#	Perpetual, Ltd.	405,248	8,807,045
*	Perseus Mining, Ltd.	9,066,296	10,320,835
#	Platinum Asset Management, Ltd.	2,013,396	5,352,480
*	Poseidon Nickel, Ltd.	643,832	13,326
#*	Praemium, Ltd.	1,152,591	359,158
	Premier Investments, Ltd.	622,552	7,412,530
	Pro Medicus, Ltd.	300,101	5,129,219
	Propel Funeral Partners, Ltd.	15,509	30,069
	PSC Insurance Group, Ltd.	90,072	161,117
	PWR Holdings, Ltd.	169,474	530,154
*	Quickstep Holdings, Ltd.	134,452	8,639
	Ramelius Resources, Ltd.	4,758,357	7,522,014
	Reckon, Ltd.	446,073	218,759
#*	Red 5, Ltd.	2,446,021	441,949

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Redcape Hotel Group	111,772	$52,902
	Regis Healthcare, Ltd.	1,131,251	1,069,686
	Regis Resources, Ltd.	3,188,786	12,993,643
#*	Reject Shop, Ltd. (The)	109,654	480,911
	Reliance Worldwide Corp., Ltd.	2,602,124	4,950,970
#	Resimac Group, Ltd.	11,841	8,480
#*	Resolute Mining, Ltd.	9,170,450	8,763,234
*	Retail Food Group, Ltd.	499,083	22,491
#	Rhipe, Ltd.	298,914	400,117
#	Ridley Corp., Ltd.	1,862,695	987,471
#*	RPMGlobal Holdings, Ltd.	192,851	129,719
	Salmat, Ltd.	667,137	319,346
	Sandfire Resources, Ltd.	1,249,475	4,246,526
*	Saracen Mineral Holdings, Ltd.	6,862,422	29,912,884
	SeaLink Travel Group, Ltd.	390,161	1,179,615
	Select Harvests, Ltd.	697,602	2,978,740
*	Senex Energy, Ltd.	9,572,408	1,857,673
#	Servcorp, Ltd.	366,667	543,842
	Service Stream, Ltd.	2,572,185	3,279,881
#*	Seven West Media, Ltd.	5,378,078	380,321
	SG Fleet Group, Ltd.	393,656	423,992
	Sigma Healthcare, Ltd.	6,192,917	2,947,308
*	Silver Lake Resources, Ltd.	7,807,789	13,975,024
#*	Silver Mines, Ltd.	318,112	50,034
	Sims, Ltd.	1,162,937	6,543,817
	SmartGroup Corp., Ltd.	674,100	2,899,929
	Southern Cross Media Group, Ltd.	13,206,930	1,531,677
	Spark Infrastructure Group	11,180,077	18,040,976
#*	SpeedCast International, Ltd.	1,707,915	722,980
#	SRG Global, Ltd.	330,321	66,721
	St Barbara, Ltd.	5,157,916	12,672,075
	Stanmore Coal, Ltd.	46,807	19,505
	Star Entertainment Grp, Ltd. (The)	2,549,167	4,609,060
	Steadfast Group, Ltd.	5,683,479	13,633,787
#*	Strike Energy, Ltd.	2,846,114	395,083
	Sunland Group, Ltd.	1,211,896	1,020,010
	Super Retail Group, Ltd.	1,139,326	7,201,080
*	Superloop, Ltd.	689,422	548,849
#*	Syrah Resources, Ltd.	2,327,569	554,812
	Tassal Group, Ltd.	1,531,815	3,937,714
	Technology One, Ltd.	1,748,272	10,491,362
*	Tiger Resources, Ltd.	9,447,997	1,769
	Tribune Resources, Ltd.	14,725	76,255
*	Troy Resources, Ltd.	372,547	24,165
#*	United Malt Grp, Ltd.	1,771,214	5,080,232
	Village Roadshow, Ltd.	942,069	1,463,665
#	Virgin Australia Holdings, Ltd.	7,648,897	0
*	Virgin Australia Holdings, Ltd.	11,131,924	0
	Virtus Health, Ltd.	553,707	1,150,464
	Vita Group, Ltd.	450,191	329,579
	Viva Energy Group, Ltd.	2,728,810	3,115,593
*	Vocus Group, Ltd.	4,091,642	8,438,731
#*	Wagners Holding Co., Ltd.	122,838	83,247
#	Webjet, Ltd.	2,056,935	4,107,486
	Western Areas, Ltd.	1,961,504	3,364,746
#*	Westgold Resources, Ltd.	2,414,524	4,151,216
	Whitehaven Coal, Ltd.	4,887,743	4,834,241
	WPP AUNZ, Ltd.	1,788,160	383,047
TOTAL AUSTRALIA			835,953,306

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
CHINA — (0.9%)
	APT Satellite Holdings, Ltd.	80,500	$24,947
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	368,164
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,378,689
	K Wah International Holdings, Ltd.	1,360,000	573,972
	KWG Group Holdings, Ltd.	100,000	178,365
*	Leyou Technologies Holdings, Ltd.	2,990,000	1,181,413
	SITC International Holdings Co., Ltd.	6,142,000	6,161,436
	TK Group Holdings, Ltd.	1,482,000	399,619
TOTAL CHINA			13,266,605
HONG KONG — (20.8%)
	Aeon Credit Service Asia Co., Ltd.	986,000	679,869
	Allied Group, Ltd.	655,200	5,415,871
	Allied Properties HK, Ltd.	12,947,857	3,192,402
	APAC Resources, Ltd.	3,766,513	461,999
*	Apollo Future Mobility Group, Ltd.	8,436,000	506,212
#*	Applied Development Holdings, Ltd.	14,125,000	254,320
*	Arts Optical International Hldgs, Ltd.	674,000	73,940
#	Asia Financial Holdings, Ltd.	2,404,908	1,125,522
	Asia Standard Hotel Group, Ltd.	16,071,654	428,313
	Asia Standard International Group, Ltd.	13,222,917	1,519,555
	Asiasec Properties, Ltd.	1,737,000	266,448
	Associated International Hotels, Ltd.	952,000	1,701,004
	Automated Systems Holdings, Ltd.	340,400	41,728
	Bel Global Resources Holdings, Ltd.	2,576,000	0
*	Best Food Holding Co., Ltd.	996,000	82,483
	BOC Aviation, Ltd.	206,500	1,195,316
	BOCOM International Holdings Co., Ltd.	817,000	106,565
	BOE Varitronix, Ltd.	3,807,293	1,037,272
#	Bright Smart Securities & Commodities Group, Ltd.	5,788,000	1,435,784
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	327,892
	Build King Holdings, Ltd.	440,000	40,932
*	Burwill Holdings, Ltd.	37,300,960	64,011
	Cafe de Coral Holdings, Ltd.	3,090,000	6,192,840
#*	Camsing International Holding, Ltd.	3,238,000	90,869
	Century City International Holdings, Ltd.	7,111,460	385,464
#	CGN Mining Co., Ltd.	5,195,000	218,096
	Chen Hsong Holdings	1,296,000	289,549
	Cheuk Nang Holdings, Ltd.	753,768	349,775
#	Chevalier International Holdings, Ltd.	820,989	1,026,025
*	China Baoli Technologies Holdings, Ltd.	1,147,500	2,621
#*	China Best Group Holding, Ltd.	4,250,000	62,702
*	China Boton Group Co., Ltd.	495,028	116,933
#*	China Energy Development Holdings, Ltd.	61,178,000	1,191,725
	China Motor Bus Co., Ltd.	67,800	810,240
	China New Higher Education Group, Ltd.	133,000	92,359
*	China Solar Energy Holdings, Ltd.	1,669,500	7,270
#	China Star Entertainment, Ltd.	11,410,000	2,397,873
#*	China Strategic Holdings, Ltd.	80,821,250	615,761
*	China Tonghai International Financial, Ltd.	1,300,000	39,999
	Chinese Estates Holdings, Ltd.	3,459,000	2,285,958
*	Chinlink International Holdings, Ltd.	944,800	71,987
	Chinney Investments, Ltd.	1,180,000	249,515
	Chong Hing Bank, Ltd.	234,000	269,599
	Chow Sang Sang Holdings International, Ltd.	2,417,000	2,576,498
	Chuang's China Investments, Ltd.	8,811,407	409,683
	Chuang's Consortium International, Ltd.	7,519,043	950,278
#	CK Life Sciences Intl Holdings, Inc.	18,634,000	2,455,885
	CMBC Capital Holdings, Ltd.	7,890,000	142,407

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CNQC International Holdings, Ltd.	4,627,500	$370,813
	CNT Group, Ltd.	7,979,264	386,757
	Convenience Retail Asia, Ltd.	664,000	316,856
#*	Convoy Global Holdings, Ltd.	38,622,000	155,977
*	Cosmopolitan International Holdings, Ltd.	466,000	67,315
#	Cowell e Holdings, Inc.	4,444,000	1,928,706
	Cross-Harbour Holdings, Ltd. (The)	1,596,645	2,225,704
	CSI Properties, Ltd.	47,866,383	1,469,744
*	CST Group, Ltd.	144,064,000	481,378
*	CW Group Holdings, Ltd.	1,361,500	7,607
	Dah Sing Banking Group, Ltd.	3,977,516	3,595,998
	Dah Sing Financial Holdings, Ltd.	1,509,744	4,172,119
	Dickson Concepts International, Ltd.	1,620,500	962,952
*	Digital Domain Holdings, Ltd.	2,310,000	16,096
#	Dynamic Holdings, Ltd.	78,000	120,148
	Eagle Nice International Holdings, Ltd.	2,194,000	770,090
	EcoGreen International Group, Ltd.	1,994,640	303,795
*	eForce Holdings, Ltd.	8,784,000	114,579
*	Emperor Capital Group, Ltd.	32,721,000	681,178
	Emperor Entertainment Hotel, Ltd.	5,005,000	710,837
#	Emperor International Holdings, Ltd.	10,584,753	1,667,106
	Emperor Watch & Jewellery, Ltd.	35,970,000	539,404
*	Energy International Investments Holdings, Ltd.	1,960,000	18,210
#*	ENM Holdings, Ltd.	16,260,000	1,490,116
*	Esprit Holdings, Ltd.	17,302,750	2,056,961
*	Eternity Investment, Ltd.	820,000	14,882
	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	826,100	1,769,970
	Far East Consortium International, Ltd.	11,349,130	3,368,344
#*	FIH Mobile, Ltd.	32,149,000	3,565,066
	First Pacific Co., Ltd.	16,650,000	3,476,156
*	First Shanghai Investments, Ltd.	6,496,000	323,109
	Fountain SET Holdings, Ltd.	6,594,000	765,615
	Four Seas Mercantile Holdings, Ltd.	610,000	203,486
*	Freeman Fintech Corp, Ltd.	13,680,000	119,144
	GDH Guangnan Holdings., Ltd.	2,083,600	191,125
#*	Genting Hong Kong, Ltd.	483,000	30,878
	Get Nice Financial Group, Ltd.	2,438,600	213,943
	Get Nice Holdings, Ltd.	59,028,000	1,287,758
	Giordano International, Ltd.	12,218,000	1,799,202
	Glorious Sun Enterprises, Ltd.	4,196,000	454,746
*	Glory Sun Land Group, Ltd.	2,628,500	155,889
	Gold Peak Industries Holdings, Ltd.	3,029,642	226,634
	Golden Resources Development International, Ltd.	4,082,500	263,618
#*	Gold-Finance Holdings, Ltd.	9,580,000	16,687
*	Good Resources Holdings, Ltd.	9,720,000	112,907
*	Goodbaby International Holdings, Ltd.	6,835,000	1,137,969
*	GR Properties, Ltd.	2,700,000	473,863
	Great Eagle Holdings, Ltd.	1,068,349	2,418,527
#*	Great Harvest Maeta Group Holdings, Ltd.	962,500	124,181
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	24,051
*	Greentech Technology International, Ltd.	8,860,000	115,812
*	G-Resources Group, Ltd.	247,791,600	1,566,174
	Guoco Group, Ltd.	2,000	27,244
#	Guotai Junan International Holdings, Ltd.	31,755,797	4,513,762
#	Haitong International Securities Group, Ltd.	21,115,400	5,702,199
	Hang Lung Group, Ltd.	2,369,000	5,732,979
	Hanison Construction Holdings, Ltd.	2,713,649	357,152
*	Hao Tian Development Group, Ltd.	19,082,400	737,798

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Harbour Centre Development, Ltd.	935,500	$938,925
#	HKBN, Ltd.	4,053,000	7,487,080
*	HKBridge Financial Holdings, Ltd.	103,000	6,659
	HKR International, Ltd.	7,149,369	2,851,472
	Hon Kwok Land Investment Co., Ltd.	388,800	130,454
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	753,449
*	Hong Kong Finance Investment Holding Group, Ltd.	8,042,000	684,719
	Hong Kong Shanghai Alliance Holdings, Ltd.	246,002	8,582
	Hongkong & Shanghai Hotels, Ltd. (The)	3,648,489	2,991,407
	Hongkong Chinese, Ltd.	5,038,000	439,238
	Hop Hing Group Holdings, Ltd.	12,000,000	87,450
#	Hsin Chong Group Holdings, Ltd.	10,243,403	86,702
	Hung Hing Printing Group, Ltd.	3,040,000	380,460
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,438,000	2,201,630
	Hypebeast, Ltd.	447,500	39,944
	Hysan Development Co., Ltd.	1,783,000	4,925,834
*	I-CABLE Communications, Ltd.	4,080,000	32,610
*	Imagi International Holdings, Ltd.	2,388,984	248,188
	International Housewares Retail Co., Ltd.	2,042,000	582,389
	IPE Group, Ltd.	3,345,000	287,369
*	IRC, Ltd.	37,862,266	483,714
	IT, Ltd.	5,128,532	662,263
#	ITC Properties Group, Ltd.	6,205,100	695,900
	Jacobson Pharma Corp., Ltd.	3,616,000	523,220
	Johnson Electric Holdings, Ltd.	2,863,992	5,270,911
*	Kader Holdings Co., Ltd.	578,000	47,077
	Kam Hing International Holdings, Ltd.	1,822,000	94,034
	Karrie International Holdings, Ltd.	2,440,000	349,774
#	Keck Seng Investments	912,600	353,161
	Kerry Logistics Network, Ltd.	4,045,000	6,630,206
	Kerry Properties, Ltd.	848,500	2,019,093
	Kingmaker Footwear Holdings, Ltd.	1,878,955	152,750
	Kowloon Development Co., Ltd.	3,133,000	3,338,028
	Kwoon Chung Bus Holdings, Ltd.	44,000	12,378
#	Lai Sun Development Co., Ltd.	1,976,896	2,114,997
	Lai Sun Garment International, Ltd.	665,530	675,188
	Lam Soon Hong Kong, Ltd.	317,310	540,968
*	Landing International Development, Ltd.	6,745,600	211,717
	Landsea Green Properties Co., Ltd.	3,016,000	256,899
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	2,532,500	311,101
#*	Lerthai Group, Ltd.	40,000	21,155
	Lifestyle International Holdings, Ltd.	3,713,000	3,011,169
	Lippo China Resources, Ltd.	21,162,000	387,711
	Lippo, Ltd.	1,161,700	356,819
	Liu Chong Hing Investment, Ltd.	1,511,200	1,281,178
	L'Occitane International SA	2,278,500	3,832,367
	Luk Fook Holdings International, Ltd.	3,704,000	7,945,403
	Luks Group Vietnam Holdings Co., Ltd.	514,913	83,102
	Lung Kee Bermuda Holdings	1,521,875	412,417
*	Macau Legend Development, Ltd.	19,573,000	2,526,628
	Magnificent Hotel Investment, Ltd.	13,170,000	174,933
	Man Wah Holdings, Ltd.	14,769,200	16,774,435
#	Mason Group Holdings, Ltd.	111,713,399	592,000
	Master Glory Group, Ltd.	972,981	6,126
	Matrix Holdings, Ltd.	1,067,414	385,822
	Melbourne Enterprises, Ltd.	39,500	870,123
#	Melco International Development, Ltd.	2,383,000	4,498,638
*	Midland Holdings, Ltd.	4,053,897	381,990

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Ming Fai International Holdings, Ltd.	2,064,000	$175,771
	Miramar Hotel & Investment	1,144,000	1,836,531
	Modern Dental Group, Ltd.	2,865,000	488,607
#	Nameson Holdings, Ltd.	7,744,000	359,729
	Nanyang Holdings, Ltd.	133,500	707,070
	National Electronics Hldgs	2,668,600	358,039
*	National United Resources Holdings, Ltd.	18,280,000	62,739
*	Neo-Neon Holdings, Ltd.	2,315,500	194,026
	New Century Group Hong Kong, Ltd.	2,143,464	25,731
#*	NewOcean Energy Holdings, Ltd.	9,666,000	886,592
*	Nimble Holdings Co., Ltd.	328,000	21,798
	NOVA Group Holdings, Ltd.	165,000	3,084
#	NWS Holdings, Ltd.	644,000	499,192
	OP Financial, Ltd.	8,112,000	1,110,519
	Oriental Watch Holdings	3,590,800	907,880
#	Oshidori International Holdings, Ltd.	20,024,400	2,508,565
	Pacific Andes International Holdings, Ltd.	19,435,067	68,710
	Pacific Basin Shipping, Ltd.	35,159,000	4,317,031
	Pacific Textiles Holdings, Ltd.	8,566,000	4,003,592
	Pak Fah Yeow International, Ltd.	5,000	1,233
	Paliburg Holdings, Ltd.	3,180,830	750,597
#*	Paradise Entertainment, Ltd.	3,672,000	450,425
*	PC Partner Group, Ltd.	2,362,000	469,926
	PCCW, Ltd.	3,280,000	1,849,111
#*	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	7,807
	Perfect Shape Medical, Ltd.	3,452,000	1,334,057
#	Pico Far East Holdings, Ltd.	5,924,000	779,759
	Playmates Holdings, Ltd.	7,082,000	776,788
*	Playmates Toys, Ltd.	1,564,000	49,458
	Plover Bay Technologies, Ltd.	2,032,000	267,295
	Pokfulam Development Co., Ltd.	224,000	333,941
	Polytec Asset Holdings, Ltd.	13,613,026	1,266,029
*	PT International Development Co., Ltd.	8,345,150	295,854
	Public Financial Holdings, Ltd.	3,114,000	764,144
*	PYI Corp., Ltd.	26,865,973	242,537
	PYXIS Group, Ltd.	1,936,000	0
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	10,170,000	112,757
	Regal Hotels International Holdings, Ltd.	2,953,800	1,086,636
	Regina Miracle International Holdings, Ltd.	2,346,000	674,920
#	Sa Sa International Holdings, Ltd.	11,060,747	1,601,461
	Safety Godown Co., Ltd.	400,000	397,027
	SAS Dragon Holdings, Ltd.	2,182,000	664,409
#	SEA Holdings, Ltd.	1,711,523	1,339,065
	Shangri-La Asia, Ltd.	1,698,000	1,228,594
	Shenwan Hongyuan HK, Ltd.	4,426,250	605,532
	Shun Ho Property Investments, Ltd.	1,254,757	286,703
	Shun Tak Holdings, Ltd.	11,755,419	4,235,116
*	Sincere Watch Hong Kong, Ltd.	4,450,000	40,237
	Sing Pao Media Enterprises	250,511	0
	Sing Tao News Corp., Ltd.	1,974,000	386,969
	Singamas Container Holdings, Ltd.	12,802,000	594,538
	Sitoy Group Holdings, Ltd.	2,247,000	107,361
	SmarTone Telecommunications Holdings, Ltd.	3,667,981	1,915,592
*	SOCAM Development, Ltd.	1,372,170	272,938
*	Solomon Systech International, Ltd.	11,900,000	344,142
	Soundwill Holdings, Ltd.	690,500	606,246
*	South China Holdings Co., Ltd.	17,774,502	302,659
	Stella International Holdings, Ltd.	2,604,500	2,533,045

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Success Universe Group, Ltd.	6,716,000	$138,649
#*	Summit Ascent Holdings, Ltd.	7,740,000	480,257
	Sun Hung Kai & Co., Ltd.	5,271,429	2,035,334
#	SUNeVision Holdings, Ltd.	2,402,000	1,795,494
#	TAI Cheung Holdings, Ltd.	2,327,000	1,471,865
	Tai Sang Land Development, Ltd.	798,910	418,592
*	Talent Property Group, Ltd.	4,305,000	13,882
#	Tan Chong International, Ltd.	1,176,000	329,774
#	Tao Heung Holdings, Ltd.	1,802,000	204,730
	Television Broadcasts, Ltd.	2,926,700	3,410,989
*	Termbray Industries International Holdings, Ltd.	1,314,900	47,147
	Texwinca Holdings, Ltd.	6,828,000	969,482
*	Theme International Holdings, Ltd.	5,990,000	71,407
	Tian Teck Land, Ltd.	1,024,000	713,548
#*	TOM Group, Ltd.	1,146,000	203,429
#*	Town Health International Medical Group, Ltd.	5,606,115	93,311
	Tradelink Electronic Commerce, Ltd.	6,206,000	712,953
	Transport International Holdings, Ltd.	1,590,602	2,959,896
	Union Medical Healthcare, Ltd.	1,377,097	728,801
	United Laboratories International Holdings, Ltd. (The)	6,644,000	6,201,107
*	Universal Technologies Holdings, Ltd.	1,730,000	25,496
*	Up Energy Development Group, Ltd.	3,929,000	12,268
#	Value Partners Group, Ltd.	4,836,000	2,436,671
#	Valuetronics Holdings, Ltd.	3,079,850	1,281,195
	Vanke Overseas Investment Holding Co., Ltd.	49,000	16,382
	Vantage International Holdings, Ltd.	1,976,000	209,441
	Vedan International Holdings, Ltd.	3,576,000	373,723
#	Vitasoy International Holdings, Ltd.	1,901,000	7,226,800
#	VPower Group International Holdings, Ltd.	779,000	310,776
#	VSTECS Holdings, Ltd.	6,665,600	3,918,119
	VTech Holdings, Ltd.	1,438,200	7,802,523
	Wai Kee Holdings, Ltd.	7,038,738	3,446,914
	Wang On Group, Ltd.	40,100,000	362,190
	Win Hanverky Holdings, Ltd.	316,000	15,931
	Wing On Co. International, Ltd.	759,000	1,723,905
	Wing Tai Properties, Ltd.	2,187,331	1,195,027
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	127,428
	Xinyi Glass Holdings, Ltd.	1,660,000	2,435,468
	YGM Trading, Ltd.	401,000	113,785
#	YT Realty Group, Ltd.	3,450,008	977,832
	Yue Yuen Industrial Holdings, Ltd.	1,737,500	2,757,661
#*	Yunfeng Financial Group, Ltd.	280,000	122,548
	Zensun Enterprises, Ltd.	2,280,000	129,600
#*	Zhaobangji Properties Holdings, Ltd.	784,000	113,305
TOTAL HONG KONG			310,276,370
JAPAN — (0.0%)
#	Honma Golf, Ltd.	1,060,000	450,165
NEW ZEALAND — (6.7%)
#	Abano Healthcare Group, Ltd.	68,521	124,886
	Air New Zealand, Ltd.	218,896	194,861
#	Arvida Group, Ltd.	794,134	843,745
	Briscoe Group, Ltd.	5,431	12,319
*	CBL Corp., Ltd.	47,180	18,599
	Chorus, Ltd.	3,219,258	15,906,274
	Colonial Motor Co., Ltd. (The)	144,588	654,676
#*	Comvita, Ltd.	52,637	104,023
*	Eroad, Ltd.	5,297	11,960

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Fletcher Building, Ltd.	515,327	$1,158,382
	Freightways, Ltd.	984,862	4,585,646
	Genesis Energy, Ltd.	1,931,102	3,745,159
#	Gentrack Group, Ltd.	71,302	60,630
	Hallenstein Glasson Holdings, Ltd.	326,057	743,619
	Heartland Group Holdings, Ltd.	1,963,362	1,716,674
	Infratil, Ltd.	4,181,110	13,426,954
#	Investore Property, Ltd.	551,549	729,776
	Kathmandu Holdings, Ltd.	2,598,560	1,965,011
	Mainfreight, Ltd.	304,611	9,520,567
	Metlifecare, Ltd.	1,045,171	4,095,363
	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	471,062
	NEW Zealand King Salmon Investments, Ltd.	51,906	63,072
	New Zealand Refining Co., Ltd. (The)	965,490	456,192
#*	NZME, Ltd.	945,851	151,683
	NZX, Ltd.	1,414,768	1,372,236
	Oceania Healthcare, Ltd.	629,369	421,938
*	Pacific Edge, Ltd.	546,889	272,629
	PGG Wrightson, Ltd.	120,785	225,369
	Port of Tauranga, Ltd.	244,812	1,255,680
*	Pushpay Holdings, Ltd.	815,501	4,310,949
*	Restaurant Brands New Zealand, Ltd.	171,783	1,362,184
*	Richina Pacific Ltd.	274,180	0
	Sanford, Ltd.	394,135	1,702,758
	Scales Corp., Ltd.	462,215	1,612,344
	Scott Technology, Ltd.	47,518	55,419
*	Serko, Ltd.	49,653	115,948
#	Skellerup Holdings, Ltd.	806,301	1,305,876
*	SKY Network Television, Ltd.	2,821,003	241,728
	SKYCITY Entertainment Group, Ltd.	5,101,527	8,446,780
	Steel & Tube Holdings, Ltd.	575,667	212,940
	Summerset Group Holdings, Ltd.	1,369,259	7,160,297
*	Synlait Milk, Ltd.	375,719	1,719,633
#	Tourism Holdings, Ltd.	712,961	891,277
*	TOWER, Ltd.	2,581,956	1,028,280
#	Trustpower, Ltd.	252,846	1,113,573
	Turners Automotive Group, Ltd.	50,113	75,681
	Vector, Ltd.	167,421	433,118
	Vista Group International, Ltd.	458,004	388,366
	Warehouse Group, Ltd. (The)	360,516	496,124
	Z Energy, Ltd.	1,809,064	3,384,359
TOTAL NEW ZEALAND			100,366,619
SINGAPORE — (12.9%)
*	Abterra, Ltd.	230,320	1,224
	Accordia Golf Trust	5,267,200	2,551,468
	AEM Holdings, Ltd.	912,800	2,437,732
#	Amara Holdings, Ltd.	974,800	240,764
	Ascendas India Trust	5,731,200	5,866,622
	Avarga, Ltd.	3,076,900	327,822
#*	Banyan Tree Holdings, Ltd.	1,214,100	190,661
#	Best World International, Ltd.	2,911,550	535,691
#*	Bonvests Holdings, Ltd.	950,000	624,931
#	Boustead Singapore, Ltd.	2,320,982	1,202,958
#	Bukit Sembawang Estates, Ltd.	1,248,703	3,425,063
	Bund Center Investment, Ltd.	659,825	238,281
#	Centurion Corp., Ltd.	1,405,100	357,928
	China Aviation Oil Singapore Corp., Ltd.	2,708,399	1,897,409
#	China Sunsine Chemical Holdings, Ltd.	3,917,000	957,587

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Chip Eng Seng Corp., Ltd.	3,894,900	$1,266,472
	Chuan Hup Holdings, Ltd.	3,937,600	562,398
	Civmec, Ltd.	162,700	42,569
	ComfortDelGro Corp., Ltd.	5,008,400	4,982,946
#*	COSCO Shipping International Singapore Co., Ltd.	7,787,100	1,124,216
#*	Creative Technology, Ltd.	406,900	858,127
#	CSE Global, Ltd.	2,713,000	948,579
#	Del Monte Pacific, Ltd.	2,449,764	233,460
#	Delfi, Ltd.	885,400	485,099
*	DMX Technologies Group, Ltd.	2,096,000	0
#*	Ezion Holdings, Ltd.	37,245,878	219,572
#*	Ezra Holdings, Ltd.	12,568,855	18,844
#	Far East Orchard, Ltd.	1,249,303	881,562
#	First Resources, Ltd.	5,615,400	5,630,227
#	First Sponsor Group, Ltd.	484,728	438,243
#	Food Empire Holdings, Ltd.	1,473,700	561,798
#	Fragrance Group, Ltd.	6,077,000	513,586
#	Fraser and Neave, Ltd.	162,900	162,393
#	Frencken Group, Ltd.	2,124,300	1,820,153
	Fu Yu Corp., Ltd.	3,824,600	655,883
*	Gallant Venture, Ltd.	5,262,600	441,028
*	Geo Energy Resources, Ltd.	3,837,000	320,705
#	GK Goh Holdings, Ltd.	1,484,065	802,950
#	GL, Ltd.	3,605,600	1,520,225
	Golden Agri-Resources, Ltd.	38,086,600	4,379,904
	Golden Energy & Resources, Ltd.	603,700	69,195
#	GP Industries, Ltd.	2,406,509	909,119
	GuocoLand, Ltd.	1,932,314	1,963,878
#*	Halcyon Agri Corp., Ltd.	1,760,948	300,586
	Hanwell Holdings, Ltd.	1,765,919	265,357
	Haw Par Corp., Ltd.	368,400	2,491,133
#	Hiap Hoe, Ltd.	498,000	241,406
#	Hi-P International, Ltd.	1,001,600	939,024
#	Ho Bee Land, Ltd.	1,656,200	2,460,292
	Hong Fok Corp., Ltd.	3,566,294	1,713,181
	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	2,085,600	716,675
#	Hong Leong Finance, Ltd.	1,002,000	1,675,709
	Hotel Grand Central, Ltd.	1,660,083	1,114,351
#	Hour Glass, Ltd. (The)	1,879,432	925,355
	HRnetgroup, Ltd.	44,100	15,438
	Hutchison Port Holdings Trust	25,256,400	2,738,653
	Hwa Hong Corp., Ltd.	2,123,500	407,421
#*	Hyflux, Ltd.	3,707,700	48,664
#	iFAST Corp., Ltd.	956,000	1,243,165
#	IGG, Inc.	9,421,000	9,229,973
*	Indofood Agri Resources, Ltd.	3,613,900	755,629
	Japfa, Ltd.	3,244,210	1,563,617
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
#*	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,465,946	7,744,967
#	KSH Holdings, Ltd.	1,278,300	321,279
#	Lian Beng Group, Ltd.	2,957,600	816,773
#	Low Keng Huat Singapore, Ltd.	949,800	262,500
	Lum Chang Holdings, Ltd.	1,102,130	268,925
	Mandarin Oriental International, Ltd.	1,534,700	2,271,262
	Metro Holdings, Ltd.	3,069,792	1,662,873
	Mewah International, Inc.	89,000	12,605
	Micro-Mechanics Holdings, Ltd.	19,300	27,324

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#*	Midas Holdings, Ltd.	9,643,353	$252,664
#*	mm2 Asia, Ltd.	3,521,000	469,664
	Nera Telecommunications, Ltd.	804,700	104,589
	NetLink NBN Trust	6,185,700	4,335,046
#	NSL, Ltd.	409,900	206,941
	OUE, Ltd.	2,207,800	1,832,964
#	Oxley Holdings, Ltd.	7,491,097	1,178,229
#	Pan-United Corp., Ltd.	2,435,750	515,822
#	Penguin International, Ltd.	1,129,132	368,810
#	Perennial Real Estate Holdings, Ltd.	167,100	115,212
#	Q&M Dental Group Singapore, Ltd.	2,102,100	710,491
#	QAF, Ltd.	1,665,280	942,574
*	Raffles Education Corp., Ltd.	5,225,023	431,118
	Raffles Medical Group, Ltd.	7,631,795	4,876,573
#	Riverstone Holdings, Ltd.	1,431,300	3,937,009
#	Roxy-Pacific Holdings, Ltd.	505,740	117,148
	SATS, Ltd.	822,300	1,648,239
#	SBS Transit, Ltd.	855,500	1,774,326
	Sembcorp Industries, Ltd.	7,106,600	8,971,596
#*	Sembcorp Marine, Ltd.	1,925,500	535,463
	Sheng Siong Group, Ltd.	5,499,100	6,817,027
	SHS Holdings, Ltd.	2,175,300	258,487
#	SIA Engineering Co., Ltd.	2,031,100	2,627,028
#	SIIC Environment Holdings, Ltd.	5,890,920	880,663
#	Sinarmas Land, Ltd.	7,118,700	904,463
#	Sing Holdings, Ltd.	1,579,500	427,154
	Sing Investments & Finance, Ltd.	350,675	302,862
	Singapore Post, Ltd.	12,106,600	6,289,106
#	Singapore Press Holdings, Ltd.	7,633,400	5,951,224
	Singapore Reinsurance Corp., Ltd.	1,514,530	303,458
	Singapore Shipping Corp., Ltd.	1,640,700	336,125
#	Stamford Land Corp., Ltd.	3,297,700	821,120
#	StarHub, Ltd.	5,997,300	5,339,181
	Straco Corp., Ltd.	130,000	44,534
	Straits Trading Co., Ltd.	11,800	13,298
#	Sunningdale Tech, Ltd.	1,295,460	956,252
*	SunVic Chemical Holdings, Ltd.	526,945	1,572
#*	Swiber Holdings, Ltd.	2,895,250	42,986
#	Tuan Sing Holdings, Ltd.	5,503,116	1,107,396
#	UMS Holdings, Ltd.	2,839,175	2,083,762
	United Industrial Corp., Ltd.	119,269	181,947
	United Overseas Insurance, Ltd.	181,850	871,424
	UOB-Kay Hian Holdings, Ltd.	2,318,060	2,001,488
	Venture Corp., Ltd.	687,700	8,980,962
	Vicom, Ltd.	568,400	888,090
#	Wee Hur Holdings, Ltd.	2,769,000	363,184
	Wing Tai Holdings, Ltd.	4,165,367	5,188,244
	Yangzijiang Shipbuilding Holdings, Ltd.	14,328,000	9,601,272
	Yeo Hiap Seng, Ltd.	223,731	131,674
TOTAL SINGAPORE			191,943,870
UNITED STATES — (0.3%)
*	Samsonite International SA	5,277,300	4,946,323
TOTAL COMMON STOCKS			1,457,203,258
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Helloworld Travel, Ltd. Rights 08/03/20	4,542	0

The Asia Pacific Small Company Series
CONTINUED
	Shares	Value»

SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	$0
* First Sponsor Group, Ltd. Warrants 05/30/24	48,472	2,081
TOTAL SINGAPORE		2,081
TOTAL RIGHTS/WARRANTS		2,081
TOTAL INVESTMENT SECURITIES (Cost $1,616,134,116)		1,457,205,339

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	3,269,274	37,828,766
TOTAL INVESTMENTS — (100.0%)
(Cost $1,653,956,441)^^			$1,495,034,105
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$401,867	$835,551,439	—	$835,953,306
China	—	13,266,605	—	13,266,605
Hong Kong	24,051	310,252,319	—	310,276,370
Japan	—	450,165	—	450,165
New Zealand	—	100,366,619	—	100,366,619
Singapore	—	191,943,870	—	191,943,870
United States	—	4,946,323	—	4,946,323
Rights/Warrants
Singapore	—	2,081	—	2,081
Securities Lending Collateral	—	37,828,766	—	37,828,766
TOTAL	$425,918	$1,494,608,187	—	$1,495,034,105

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.2%)
	4imprint Group P.L.C.	151,995	$4,716,492
	Ascential P.L.C.	566,257	1,990,176
	Bloomsbury Publishing P.L.C.	245,791	658,082
	Centaur Media P.L.C.	531,249	142,753
	Cineworld Group P.L.C.	4,284,252	2,153,796
	Daily Mail & General Trust P.L.C., Class A	1,028,577	8,470,824
	Euromoney Institutional Investor P.L.C.	668,864	6,933,104
*	Frontier Developments P.L.C.	13,843	351,994
	Future P.L.C.	30,182	539,891
	Gamma Communications P.L.C.	61,290	1,271,566
#	Hyve Group P.L.C.	1,406,911	1,479,569
	ITV P.L.C.	620,898	457,862
	Kin & Carta P.L.C.	713,774	490,732
	Next Fifteen Communications Group P.L.C.	14,014	69,373
	Reach P.L.C.	1,991,783	1,606,010
	STV Group P.L.C.	4,868	14,752
#	TalkTalk Telecom Group P.L.C.	3,888,826	3,531,689
TOTAL COMMUNICATION SERVICES			34,878,665
CONSUMER DISCRETIONARY — (17.8%)
	888 Holdings P.L.C.	1,839,698	4,419,350
	AA P.L.C.	3,702,353	1,147,482
#*	ASOS P.L.C.	129,793	5,677,613
	B&M European Value Retail SA	2,023,570	12,166,258
	Bellway P.L.C.	533,292	17,659,987
*	Boohoo Group P.L.C.	868,371	2,938,032
	Card Factory P.L.C.	1,437,670	810,691
	Coats Group P.L.C.	1,995,752	1,477,556
	Countryside Properties P.L.C.	2,813,575	10,387,403
	Crest Nicholson Holdings P.L.C.	1,909,331	4,660,858
#	Debenhams P.L.C.	6,862,458	0
#	DFS Furniture P.L.C.	1,185,558	2,330,376
#*	Dignity P.L.C.	199,780	849,139
	Dixons Carphone P.L.C.	5,719,533	5,507,610
	Domino's Pizza Group P.L.C.	3,598,386	14,965,434
	Dunelm Group P.L.C.	685,419	10,998,081
*	Frasers Group P.L.C.	1,417,210	4,617,324
	Fuller Smith & Turner P.L.C., Class A	145,156	1,124,528
	Games Workshop Group P.L.C.	205,563	23,594,328
*	Gamesys Group P.L.C.	401,119	4,855,327
	GoCo Group P.L.C.	1,974,958	2,634,737
	Greggs P.L.C.	617,131	9,597,280
	Gym Group P.L.C. (The)	780,185	1,367,117
	Halfords Group P.L.C.	1,263,022	2,419,836
	Headlam Group P.L.C.	489,448	1,769,558
	Henry Boot P.L.C.	520,199	1,705,778
#	Hollywood Bowl Group P.L.C.	228,840	405,503
#	Hostelworld Group P.L.C.	238,318	187,960
	Inchcape P.L.C.	2,472,981	13,853,824
	J D Wetherspoon P.L.C.	481,563	5,334,789
	Joules Group P.L.C.	3,586	4,888
	Lookers P.L.C.	1,317,719	362,228
	Marks & Spencer Group P.L.C.	6,255,546	7,704,175

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Marston's P.L.C.	4,725,917	$2,492,059
*	McCarthy & Stone P.L.C.	2,635,358	2,284,718
*	Mitchells & Butlers P.L.C.	1,558,365	3,135,764
	MJ Gleeson P.L.C.	222,626	1,794,770
	Moneysupermarket.com Group P.L.C.	3,466,544	13,280,431
	Motorpoint group P.L.C.	48,046	155,606
#	N Brown Group P.L.C.	1,009,155	439,894
	On the Beach Group P.L.C.	849,707	3,086,674
*	Pendragon P.L.C.	5,266,039	566,597
	Pets at Home Group P.L.C.	3,218,903	13,143,265
	Photo-Me International P.L.C.	1,599,011	944,392
	Playtech P.L.C.	2,022,505	7,912,428
	PPHE Hotel Group, Ltd.	9,572	134,150
	Rank Group P.L.C.	956,436	1,707,859
	Redrow P.L.C.	1,433,942	8,005,762
	Restaurant Group P.L.C. (The)	369,088	215,646
*	Sportech P.L.C.	408,363	82,703
	SSP Group P.L.C.	2,958,082	7,941,956
*	Studio Retail Group P.L.C.	246,067	688,199
	Superdry P.L.C.	233,482	354,982
#	Ted Baker P.L.C.	227,427	217,455
	TEN Entertainment Group P.L.C.	5,930	10,311
#	Thomas Cook Group P.L.C.	6,366,734	0
	TI Fluid Systems P.L.C.	92,158	209,027
	Topps Tiles P.L.C.	840,804	467,348
#	TUI AG	155,118	586,389
	Vertu Motors P.L.C.	812,199	236,757
	Vistry Group P.L.C.	1,436,468	11,549,132
	Vitec Group P.L.C. (The)	207,102	1,792,445
	Vivo Energy P.L.C.	153,141	147,267
	WH Smith P.L.C.	704,933	8,664,350
	William Hill P.L.C.	5,240,138	7,134,242
TOTAL CONSUMER DISCRETIONARY			276,917,628
CONSUMER STAPLES — (6.8%)
	A.G. Barr P.L.C.	724,463	4,070,138
	Anglo-Eastern Plantations P.L.C.	118,624	732,579
	Bakkavor Group P.L.C.	98,748	81,698
	Britvic P.L.C.	1,585,438	16,478,856
	C&C Group P.L.C.	425,963	1,287,657
	Carr's Group P.L.C.	349,511	589,633
	Cranswick P.L.C.	379,748	17,687,217
	Devro P.L.C.	1,096,272	2,335,841
	Fevertree Drinks P.L.C.	610,255	17,390,114
	Greencore Group P.L.C.	3,458,542	5,768,467
	Hilton Food Group P.L.C.	274,384	3,952,243
	McBride P.L.C.	777,593	611,568
	McColl's Retail Group P.L.C.	60,390	29,359
#	Naked Wines P.L.C.	221,368	1,214,084
	Nichols P.L.C.	2,884	49,633
*	Premier Foods P.L.C.	3,352,503	3,777,561
	PZ Cussons P.L.C.	1,740,868	4,323,033
	Stock Spirits Group P.L.C.	1,135,555	3,323,950
	Tate & Lyle P.L.C.	2,579,848	21,958,017
TOTAL CONSUMER STAPLES			105,661,648
ENERGY — (2.2%)
#	Afren P.L.C.	5,446,344	0

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Anglo Pacific Group P.L.C.	1,065,073	$1,657,343
*	Cairn Energy P.L.C.	3,772,747	5,868,657
	Diversified Gas & Oil P.L.C.	344,909	431,439
#*	EnQuest P.L.C.	11,658,988	2,008,230
#	Genel Energy P.L.C.	767,136	1,435,837
	Gulf Keystone Petroleum, Ltd.	1,341,473	1,613,625
	Hunting P.L.C.	987,439	2,297,511
#*	Hurricane Energy P.L.C.	3,479,397	278,869
	John Wood Group P.L.C.	3,752,826	9,328,573
*	Lamprell P.L.C.	1,148,964	394,890
#	Petrofac, Ltd.	1,615,697	2,943,545
*	Pharos Energy P.L.C.	1,000,484	182,712
#*	Premier Oil P.L.C.	5,688,587	2,677,242
*	Rockhopper Exploration P.L.C.	351,659	32,720
#*	Savannah Energy P.L.C.	806,911	82,618
	Serica Energy P.L.C.	27,278	41,799
#	Tullow Oil P.L.C.	9,102,632	3,043,846
TOTAL ENERGY			34,319,456
FINANCIALS — (15.4%)
	AJ Bell P.L.C.	3,154	17,734
	Allied Minds P.L.C.	148,232	78,495
	Arrow Global Group P.L.C.	1,043,663	1,031,395
#	Ashmore Group P.L.C.	2,148,411	10,990,584
*	Bank of Georgia Group P.L.C.	258,927	2,634,055
	Beazley P.L.C.	2,964,842	16,150,732
	Brewin Dolphin Holdings P.L.C.	2,161,067	7,396,163
#	Burford Capital, Ltd.	702,282	4,925,770
	Charles Stanley Group P.L.C.	122,025	399,552
	Chesnara P.L.C.	842,577	3,163,067
	City of London Investment Group P.L.C.	5,500	28,994
	Close Brothers Group P.L.C.	1,010,082	14,474,240
	CMC Markets P.L.C.	727,392	3,051,802
*	Georgia Capital P.L.C.	39,517	188,174
	Hastings Group Holdings P.L.C.	2,055,325	5,591,145
	Hiscox, Ltd.	1,268,749	12,946,280
	IG Group Holdings P.L.C.	2,561,656	24,483,327
	Impax Asset Management Group P.L.C.	2,655	13,629
	IntegraFin Holdings P.L.C.	24,151	170,931
	Intermediate Capital Group P.L.C.	593,848	10,394,730
	International Personal Finance P.L.C.	992,760	711,241
	Investec P.L.C.	51,352	100,594
*	IP Group P.L.C.	3,933,948	3,418,639
	Jupiter Fund Management P.L.C.	3,029,637	8,960,717
*	Just Group P.L.C.	6,436,185	3,771,984
	Lancashire Holdings, Ltd.	1,430,682	14,481,511
	Liontrust Asset Management P.L.C.	42,739	689,095
	Man Group P.L.C.	10,433,201	16,832,120
*	Metro Bank P.L.C.	97,643	131,329
	Numis Corp. P.L.C.	252,760	940,651
	OneSavings Bank P.L.C.	1,003,534	3,102,419
	Paragon Banking Group P.L.C.	1,989,236	8,154,943
	Plus500, Ltd.	533,955	8,276,738
	Polar Capital Holdings P.L.C.	57,714	355,583
	Provident Financial P.L.C.	1,131,912	2,445,621
	Quilter P.L.C.	10,292,590	19,590,967
	Rathbone Brothers P.L.C.	319,671	6,769,280
	River & Mercantile Group P.L.C.	10,512	25,330
	S&U P.L.C.	23,164	480,964

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Sabre Insurance Group P.L.C.	64,922	$257,667
	Saga P.L.C.	5,782,113	1,151,878
	Sanne Group P.L.C.	20,968	172,895
*	TBC Bank Group P.L.C.	16,116	165,432
	TP ICAP P.L.C.	3,627,980	15,659,721
#*	Virgin Money UK P.L.C.	4,288,733	4,863,304
	Waterloo Investment Holdings, Ltd	4,000	0
TOTAL FINANCIALS			239,641,422
HEALTH CARE — (3.7%)
	Advanced Medical Solutions Group P.L.C	104,886	261,361
	Alliance Pharma P.L.C.	1,538,485	1,447,750
	CareTech Holdings P.L.C.	252,452	1,404,930
#*	Circassia Group P.L.C.	451,976	141,724
	Clinigen Group P.L.C.	168,737	1,549,704
	ConvaTec Group P.L.C.	2,922,974	7,768,278
	CVS Group P.L.C.	366,703	5,467,290
	EMIS Group P.L.C.	273,584	3,558,667
	Genus P.L.C.	75,274	3,359,290
*	Horizon Discovery Group P.L.C.	142,513	181,191
*	Indivior P.L.C.	3,144,193	5,688,985
*	Integrated Diagnostics Holdings P.L.C.	330,094	1,329,983
	Mediclinic International P.L.C.	2,438,263	8,532,009
*	PureTech Health P.L.C.	29,238	104,672
	Spire Healthcare Group P.L.C.	1,700,130	1,671,388
	UDG Healthcare P.L.C.	1,067,968	9,915,792
	Vectura Group P.L.C.	4,206,706	5,446,633
TOTAL HEALTH CARE			57,829,647
INDUSTRIALS — (28.9%)
	Aggreko P.L.C.	1,583,417	7,945,356
	Air Partner P.L.C.	253,425	291,859
	Avon Rubber P.L.C.	210,277	9,156,973
	Babcock International Group P.L.C.	3,043,024	11,463,934
	Balfour Beatty P.L.C.	4,805,553	15,083,600
#	Begbies Traynor Group P.L.C.	44,955	55,399
	Biffa P.L.C.	1,106,134	2,941,924
	Bodycote P.L.C.	1,288,277	9,399,593
	Braemar Shipping Services P.L.C.	142,355	250,289
	Chemring Group P.L.C.	1,806,230	5,576,787
	Clarkson P.L.C.	195,112	5,241,296
	Clipper Logistics P.L.C.	198,686	869,137
#	Costain Group P.L.C.	451,268	358,799
	Dart Group P.L.C.	403,306	3,398,668
	De La Rue P.L.C.	657,059	1,108,040
*	Dialight P.L.C.	108,089	448,295
	Diploma P.L.C.	780,435	18,478,481
#	easyJet P.L.C.	129,511	832,970
	Electrocomponents P.L.C.	2,748,853	23,546,984
*	Firstgroup P.L.C.	8,403,296	3,904,298
	G4S P.L.C.	9,287,044	17,252,942
	Galliford Try Holdings P.L.C.	780,746	967,664
	Go-Ahead Group P.L.C. (The)	290,777	2,381,908
	Goodwin P.L.C.	383	15,720
	Grafton Group P.L.C.	1,587,551	13,291,695
	Hays P.L.C.	9,080,700	12,929,878
	HomeServe P.L.C.	509,859	8,826,628
	Howden Joinery Group P.L.C.	2,644,672	16,876,857

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	IMI P.L.C.	1,745,630	$23,717,726
	Industrial and Commercial Holding Group, Ltd.	5,000	0
#	Interserve P.L.C.	629,566	0
	James Fisher & Sons P.L.C.	316,172	4,761,636
	James Halstead P.L.C.	4,536	29,259
	John Laing Group P.L.C.	2,506,978	9,691,623
#	John Menzies P.L.C.	458,849	649,830
	Johnson Service Group P.L.C.	189,295	227,976
	Keller Group P.L.C.	487,477	3,568,539
#*	Kier Group P.L.C.	929,137	777,905
	Luceco P.L.C.	249,615	461,943
	Mears Group P.L.C.	728,873	1,315,265
	Meggitt P.L.C.	2,696,622	9,421,777
	Mitie Group P.L.C.	7,367,789	3,128,211
	Morgan Advanced Materials P.L.C.	1,910,633	5,439,833
	Morgan Sindall Group P.L.C.	240,008	3,262,707
	National Express Group P.L.C.	3,195,780	6,358,713
	Norcros P.L.C.	127,011	259,831
	Pagegroup P.L.C.	2,063,842	9,449,421
	PayPoint P.L.C.	433,302	3,420,333
	Polypipe Group P.L.C.	1,453,505	7,664,672
	Porvair P.L.C.	18,060	124,126
	QinetiQ Group P.L.C.	3,964,771	15,870,668
	Redde Northgate P.L.C.	1,996,988	4,294,946
	Renew Holdings P.L.C.	23,297	133,346
	Renewi P.L.C.	6,583,634	2,161,475
	Ricardo P.L.C.	308,257	1,387,842
	Robert Walters P.L.C.	392,744	2,143,317
	Rotork P.L.C.	5,397,898	19,576,681
	Royal Mail P.L.C.	5,277,907	11,036,990
	RPS Group P.L.C.	978,642	570,679
	RWS Holdings P.L.C.	7,642	59,866
	Senior P.L.C.	2,698,997	1,832,988
*	Serco Group P.L.C.	1,035,024	2,150,151
	Severfield P.L.C.	1,090,941	849,723
	SIG P.L.C.	4,971,536	1,827,523
	Signature Aviation P.L.C.	5,602,723	16,958,949
	Speedy Hire P.L.C.	3,123,066	2,060,064
	Stagecoach Group P.L.C.	2,728,868	1,695,034
	SThree P.L.C.	766,760	2,544,877
#	Stobart Group, Ltd.	2,003,589	666,073
	T Clarke P.L.C.	64,142	75,537
	Travis Perkins P.L.C.	1,545,039	22,346,981
	Trifast P.L.C.	524,611	734,006
	Tyman P.L.C.	935,887	2,151,745
	Ultra Electronics Holdings P.L.C.	591,619	18,283,704
	Vesuvius P.L.C.	1,512,776	8,049,726
	Volex P.L.C.	341,719	603,369
	Volution Group P.L.C.	383,473	838,396
	Vp P.L.C.	156,511	1,496,713
	Weir Group P.L.C (The)	976,136	15,178,389
	Wilmington P.L.C.	334,384	574,053
	Wincanton P.L.C.	636,980	1,533,827
	XP Power, Ltd.	103,342	5,138,936
TOTAL INDUSTRIALS			451,453,874
INFORMATION TECHNOLOGY — (7.7%)
*	Capita P.L.C.	7,698,025	3,450,993
	Computacenter P.L.C.	542,204	14,005,603

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	DiscoverIE Group P.L.C.	469,189	$3,641,899
	Equiniti Group P.L.C.	2,329,628	3,892,421
	FDM Group Holdings P.L.C.	376,531	4,559,412
	First Derivatives P.L.C.	10,491	368,115
*	IDOX P.L.C.	79,223	49,940
#	iomart Group P.L.C.	182,629	835,128
#*	IQE P.L.C.	333,707	230,855
	Kainos Group P.L.C.	377,423	5,428,052
	Learning Technologies Group PLC	70,904	122,928
	Micro Focus International P.L.C.	470,229	1,692,861
	NCC Group P.L.C.	1,623,101	3,651,834
	Oxford Instruments P.L.C.	363,272	6,377,958
	Renishaw P.L.C.	152,379	9,651,215
	RM P.L.C.	351,353	1,095,065
*	SDL P.L.C.	489,520	2,977,613
	Smart Metering Systems P.L.C.	424,453	3,431,720
	Softcat P.L.C.	810,023	13,354,015
	Spectris P.L.C.	668,518	22,441,360
	Spirent Communications P.L.C.	4,124,361	15,100,432
#	Strix Group P.L.C.	181,909	497,656
*	Telit Communications P.L.C.	82,391	146,271
	TT Electronics P.L.C.	1,027,059	2,292,074
*	Xaar P.L.C.	197,087	217,687
TOTAL INFORMATION TECHNOLOGY			119,513,107
MATERIALS — (7.6%)
	Castings P.L.C.	165,113	742,993
	Centamin P.L.C.	8,142,932	21,798,067
	Central Asia Metals P.L.C.	502,566	1,094,261
	Elementis P.L.C.	3,404,080	2,839,887
	Essentra P.L.C.	1,625,038	6,428,196
	Ferrexpo P.L.C.	1,920,094	4,443,005
	Forterra P.L.C.	1,374,279	2,769,032
*	Gem Diamonds, Ltd.	609,982	191,785
	Highland Gold Mining, Ltd.	1,979,947	7,760,341
	Hill & Smith Holdings P.L.C.	530,996	8,371,519
	Hochschild Mining P.L.C.	1,698,439	6,018,513
	Ibstock P.L.C.	2,582,634	5,345,687
#	KAZ Minerals P.L.C.	1,557,504	10,859,498
	Marshalls P.L.C.	1,450,097	11,244,295
	Pan African Resources P.L.C.	82,045	26,511
*	Petra Diamonds, Ltd.	1,283,109	20,232
#*	Petropavlovsk P.L.C.	838,033	393,011
	Rhi Magnesita NV	106,613	3,384,765
#*	Scapa Group P.L.C.	271,605	302,917
#*	SolGold P.L.C.	386,507	126,046
	Synthomer P.L.C.	2,272,816	8,588,044
	Victrex P.L.C.	608,813	14,855,355
	Zotefoams P.L.C.	95,899	443,781
TOTAL MATERIALS			118,047,741
REAL ESTATE — (3.9%)
	Capital & Counties Properties P.L.C.	117,601	215,246
	CLS Holdings P.L.C.	684,455	1,745,541
*	Foxtons Group P.L.C.	1,300,044	605,206
	Grainger P.L.C.	4,445,647	16,859,098
	Harworth Group P.L.C.	30,680	40,977
	Helical P.L.C.	776,089	3,114,811

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	IWG P.L.C.	4,261,590	$12,811,546
	LSL Property Services P.L.C.	410,800	1,028,942
#*	Purplebricks Group P.L.C.	65,365	39,632
*	Raven Property Group, Ltd.	930,062	403,322
	Savills P.L.C.	1,018,529	9,995,560
	St. Modwen Properties P.L.C.	2,718,738	10,977,389
	U & I Group P.L.C.	729,169	644,788
	Urban & Civic P.L.C.	659,309	2,038,118
#	Watkin Jones P.L.C.	521,040	940,645
TOTAL REAL ESTATE			61,460,821
UTILITIES — (1.7%)
	Centrica P.L.C.	11,333,133	7,145,727
	ContourGlobal P.L.C.	6,119	16,657
	Drax Group P.L.C.	2,382,905	8,671,934
	Pennon Group P.L.C.	193,182	2,669,387
	Telecom Plus P.L.C.	425,895	7,486,814
TOTAL UTILITIES			25,990,519
TOTAL COMMON STOCKS Cost ($1,771,460,776)			1,525,714,528

			Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	2,835,223	32,806,364
TOTAL INVESTMENTS — (100.0%)
(Cost $1,804,258,917)^^			$1,558,520,892
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$34,878,665	—	$34,878,665
Consumer Discretionary	—	276,917,628	—	276,917,628
Consumer Staples	—	105,661,648	—	105,661,648
Energy	—	34,319,456	—	34,319,456
Financials	—	239,641,422	—	239,641,422
Health Care	—	57,829,647	—	57,829,647
Industrials	—	451,453,874	—	451,453,874
Information Technology	—	119,513,107	—	119,513,107
Materials	—	118,047,741	—	118,047,741
Real Estate	—	61,460,821	—	61,460,821
Utilities	—	25,990,519	—	25,990,519
Securities Lending Collateral	—	32,806,364	—	32,806,364
TOTAL	—	$1,558,520,892	—	$1,558,520,892

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.0%)
AUSTRALIA — (0.0%)
*	BAWAG Group AG	19,090	$700,821
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	83,141	1,718,613
	ANDRITZ AG	487,426	16,365,004
#	AT&S Austria Technologie & Systemtechnik AG	181,572	3,434,182
	Atrium European Real Estate, Ltd.	968,162	2,623,448
*	CA Immobilien Anlagen AG	498,198	15,614,964
#*	DO & CO AG	47,356	2,441,837
	EVN AG	235,387	3,878,305
#*	FACC AG	160,355	991,871
*	Flughafen Wien AG	30,811	930,821
*	IMMOFINANZ AG	673,661	11,111,845
	Josef Manner & Co. AG	870	110,297
	Kapsch TrafficCom AG	35,348	627,525
#*	Lenzing AG	89,173	4,148,992
	Mayr Melnhof Karton AG	56,619	8,772,581
*	Oberbank AG	33,677	3,326,853
#	Oesterreichische Post AG	242,639	7,763,619
*	Palfinger AG	99,022	2,717,059
#*	POLYTEC Holding AG	105,679	626,042
#*	Porr AG	74,767	1,216,454
#	Rosenbauer International AG	21,100	780,875
	S IMMO AG	365,438	6,393,856
#*	S&T AG	337,476	9,151,824
#	Schoeller-Bleckmann Oilfield Equipment AG	73,866	1,934,974
*	Semperit AG Holding	69,672	1,374,019
	Strabag SE	111,253	3,280,112
*	Telekom Austria AG	1,099,338	8,253,496
	UBM Development AG	21,002	693,633
	UNIQA Insurance Group AG	1,062,504	6,716,215
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	294,815	6,555,089
#	voestalpine AG	640,995	14,212,841
*	Wienerberger AG	617,965	14,221,383
	Zumtobel Group AG	191,194	1,457,366
TOTAL AUSTRIA			163,445,995
BELGIUM — (3.2%)
*	Ackermans & van Haaren NV	171,330	22,003,890
#*	AGFA-Gevaert NV	1,322,775	5,362,726
	Atenor	22,537	1,541,769
	Banque Nationale de Belgique	87	197,578
	Barco NV	461,636	9,094,486
#	Bekaert SA	250,965	4,886,298
#*	Biocartis NV	227,423	1,188,102
*	bpost SA	618,441	4,022,614
#*	Celyad SA	42,190	420,375
*	Cie d'Entreprises CFE	49,587	3,148,618
*	Co.Br.Ha Societe Commerciale de Brasserie SA	12	39,706
*	Deceuninck NV	435,935	650,962
	D'ieteren SA	195,103	10,532,101
#	Econocom Group SA	727,792	2,020,374
	Elia Group SA	134,384	14,625,977
	Euronav NV	1,353,879	13,122,328
	EVS Broadcast Equipment SA	69,287	1,256,065

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#*	Exmar NV	145,690	$342,702
	Fagron	280,259	6,267,689
	Gimv NV	107,716	5,804,276
	Immobel SA	22,042	1,701,876
#	Ion Beam Applications	125,553	1,079,167
#*	Jensen-Group NV	20,961	520,701
#*	Kinepolis Group NV	93,950	3,341,409
#	Lotus Bakeries NV	1,741	5,763,790
#*	MDxHealth	151,594	140,961
	Melexis NV	111,148	9,528,295
#*	Ontex Group NV	484,468	6,928,124
	Orange Belgium SA	201,488	3,373,639
#*	Oxurion NV	128,049	422,300
#	Picanol	26,948	1,574,435
	Recticel SA	272,024	2,754,378
	Resilux	5,788	855,077
*	Roularta Media Group NV	19,318	265,509
*	Sioen Industries NV	57,436	1,178,090
*	Sipef NV	36,491	1,823,331
	Telenet Group Holding NV	156,890	6,086,141
	TER Beke SA	3,565	417,831
*	Tessenderlo Group SA	213,566	6,342,840
*	Van de Velde NV	38,938	876,048
*	Viohalco SA	498,361	1,341,644
TOTAL BELGIUM			162,844,222
CANADA — (0.0%)
#*	International Petroleum Corp.	61,606	119,844
DENMARK — (5.5%)
*	ALK-Abello A.S.	43,541	12,354,588
*	Alm Brand A.S.	556,674	5,670,827
#*	Bang & Olufsen A.S.	714,615	1,366,056
*	BankNordik P/F	10,800	182,763
*	Bavarian Nordic A.S.	284,799	8,776,845
*	Brodrene Hartmann A.S.	16,148	1,158,862
*	Columbus A.S.	430,058	535,851
	D/S Norden A.S.	221,845	3,349,769
#*	DFDS A.S.	306,367	9,510,453
	Djurslands Bank A.S.	8,970	333,710
#*	Drilling Co. of 1972 A.S. (The)	65,213	1,497,367
*	FLSmidth & Co. A.S.	250,483	7,475,176
	Fluegger Group A.S.	4,198	245,597
*	GronlandsBANKEN A.S.	1,125	106,004
*	H+H International A.S., Class B	111,938	1,920,051
*	Harboes Bryggeri A.S., Class B	9,576	87,210
#*	ISS A.S.	467,064	7,207,919
#*	Jeudan A.S.	38,740	1,426,240
*	Jyske Bank A.S.	495,225	15,791,112
	Lan & Spar Bank	4,981	348,803
*	Matas A.S.	239,471	2,403,017
#*	Netcompany Group A.S.	6,425	464,407
*	Nilfisk Holding A.S.	188,016	2,570,186
#*	NKT A.S.	202,178	5,621,784
	NNIT A.S.	69,757	1,315,214
	Pandora A.S.	509,474	32,403,189
*	Parken Sport & Entertainment A.S.	30,638	373,148
	Per Aarsleff Holding A.S.	140,513	5,381,237
	Ringkjoebing Landbobank A.S.	197,322	14,672,553

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#*	Roblon A.S., Class B	973	$27,628
	Rockwool International A.S., Class A	792	232,163
	Rockwool International A.S., Class B	21,221	6,846,176
*	Royal Unibrew A.S.	347,808	35,186,963
	RTX A.S.	56,813	2,109,875
	Scandinavian Tobacco Group A.S., Class A	388,052	5,707,580
	Schouw & Co., A.S.	90,676	7,420,123
	SimCorp A.S.	282,473	32,982,938
	Solar A.S., Class B	38,054	1,562,315
*	Spar Nord Bank A.S.	596,853	4,917,397
*	Sydbank A.S.	502,266	9,539,562
#*	Tivoli A.S.	9,878	1,069,438
	Topdanmark A.S.	467,367	19,987,495
#	TORM P.L.C.	189,104	1,409,449
#	United International Enterprises, Ltd.	10,336	2,127,088
*	Vestjysk Bank A.S.	1,931,528	887,926
*	Zealand Pharma A.S.	183,481	6,437,042
TOTAL DENMARK			283,001,096
FINLAND — (6.5%)
	Ahlstrom-Munksjo Oyj	199,960	3,093,935
*	Aktia Bank Oyj	324,379	3,316,546
#*	Alandsbanken Abp, Class B	21,354	465,543
	Alma Media Oyj	129,772	1,129,188
	Altia Oyj	10,952	103,101
#	Apetit Oyj	19,668	212,687
	Aspo Oyj	103,690	717,494
	Atria Oyj	89,419	897,670
#*	BasWare Oyj	51,269	2,109,500
#*	Bittium Oyj	204,447	1,550,036
#	Cargotec Oyj, Class B	287,941	8,586,003
*	Caverion Oyj	685,849	5,109,006
#	Citycon Oyj	493,497	3,586,236
	Digia Oyj	75,945	478,211
	Enento Group Oyj	1,406	59,640
#*	Finnair Oyj	4,956,954	2,763,341
#	Fiskars Oyj Abp	212,834	2,973,835
*	F-Secure Oyj	647,558	2,255,763
*	Glaston Oyj ABP	9,217	7,554
*	HKScan Oyj, Class A	247,021	569,887
*	Huhtamaki Oyj	689,459	30,733,510
	Ilkka-Yhtyma Oyj	58,887	210,812
	Kemira Oyj	734,431	9,727,393
	Kesko Oyj, Class A	212,220	4,322,306
	Kesko Oyj, Class B	1,236,708	26,223,187
	Kojamo Oyj	25,990	645,909
	Konecranes Oyj	473,271	12,022,847
	Lassila & Tikanoja Oyj	210,288	3,229,852
#*	Lehto Group Oyj	106,569	171,889
#	Metsa Board Oyj	1,399,923	10,959,190
	Metso Outotec Oyj	3,973,290	25,643,173
	Neles Oyj	667,333	9,516,856
#	Nokian Renkaat Oyj	883,124	21,069,554
	Olvi Oyj, Class A	95,688	4,770,922
	Oriola Oyj, Class A	6,054	14,387
	Oriola Oyj, Class B	914,957	1,988,839
	Orion Oyj, Class A	143,951	6,268,916
	Orion Oyj, Class B	515,971	22,511,328
#*	Outokumpu Oyj	2,370,801	6,332,903

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	Pihlajalinna Oyj	77,064	$1,317,840
#	Ponsse Oyj	73,654	2,178,131
*	QT Group Oyj	56,327	1,869,954
	Raisio Oyj, Class V	978,527	3,580,043
	Rapala VMC Oyj	113,078	364,838
	Raute Oyj, Class A	2,644	57,749
#	Revenio Group Oyj	131,150	4,328,633
	Sanoma Oyj	748,006	8,379,525
#*	Stockmann Oyj Abp, Class B	57,166	67,077
*	Teleste Oyj	52,966	265,758
	Terveystalo Oyj	18,989	197,483
	TietoEVRY Oyj	427,532	12,557,534
	Tikkurila Oyj	245,413	3,986,592
	Tokmanni Group Corp.	342,463	6,425,029
	Uponor Oyj	387,896	6,496,578
	Vaisala Oyj, Class A	120,241	4,412,640
	Valmet Oyj	947,069	26,533,389
#*	Viking Line Abp	7,869	153,181
#	Wartsila Oyj Abp	482,432	4,034,997
	YIT Oyj	1,345,770	7,820,089
TOTAL FINLAND			331,376,009
FRANCE — (9.8%)
	ABC arbitrage	99,407	815,280
	Actia Group	27,743	71,922
#*	Air France-KLM	1,251,427	5,135,276
	Akka Technologies	81,120	1,688,942
#	AKWEL	61,489	971,765
	Albioma SA	191,797	8,574,262
#	ALD SA	20,004	199,959
	Altamir	136,094	2,483,979
*	Alten SA	164,730	12,915,465
#*	Amplitude Surgical SAS	19,526	48,988
	Assystem SA	61,967	1,557,546
	Aubay	41,374	1,621,331
*	Axway Software SA	38,973	905,337
*	Bastide le Confort Medical	18,680	843,421
	Beneteau SA	236,902	1,710,241
	Bigben Interactive	94,289	1,547,458
	Boiron SA	39,840	1,565,118
	Bonduelle SCA	93,424	2,231,397
#*	Bourbon Corp.	28,851	0
	Burelle SA	1,134	659,254
#*	Casino Guichard Perrachon SA	271,603	7,528,560
#*	Catering International Services	14,124	162,864
*	Cegedim SA	32,518	1,047,142
*	CGG SA	4,579,186	3,919,628
#	Chargeurs SA	124,980	2,086,351
	Cie des Alpes	68,915	1,214,679
	Cie Plastic Omnium SA	397,771	8,005,833
*	Coface SA	675,388	5,356,467
	Derichebourg SA	674,728	1,950,874
	Devoteam SA	34,374	3,946,741
	Electricite de Strasbourg SA	21,351	2,749,797
#	Elior Group SA	643,310	3,562,812
*	Elis SA	1,122,246	13,635,187
#*	Eramet	50,163	1,366,108
#*	Erytech Pharma SA	3,609	26,537
*	Esso SA Francaise	13,845	210,013

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Etablissements Maurel et Prom SA	294,902	$583,661
#*	Europcar Mobility Group	650,431	1,010,479
#	Eutelsat Communications SA	1,257,038	12,711,988
*	Exel Industries, Class A	10,459	442,359
*	Faurecia SE	238,982	9,228,944
*	Fleury Michon SA	5,703	163,174
*	Fnac Darty SA	124,919	4,890,757
*	Gaumont SA	11,360	1,411,017
	Gaztransport Et Technigaz SA	130,815	12,163,295
#	GEA	2,433	254,115
	Gevelot SA	167	27,813
*	GL Events	64,356	833,326
*	Groupe Crit	23,123	1,286,920
	Groupe Gorge	4,320	61,109
*	Groupe Open	30,206	534,605
*	Groupe SFPI	29,940	39,302
	Guerbet	38,504	1,362,026
	Haulotte Group SA	73,020	389,542
*	HERIGE SADCS	2,486	67,216
*	HEXAOM	15,908	597,713
*	ID Logistics Group	14,640	3,197,438
	Iliad SA	3,798	742,781
#	Imerys SA	208,694	7,732,256
*	Ingenico Group SA	410,246	66,391,509
#*	Innate Pharma SA	15,558	94,849
	IPSOS	248,613	6,598,523
	Jacquet Metal Service SA	87,314	1,102,665
#*	JCDecaux SA	95,199	1,610,317
#	Kaufman & Broad SA	123,481	5,331,172
#*	Korian SA	369,269	15,137,421
#*	Lagardere SCA	606,564	9,227,951
*	Lanson-BCC	5,488	107,485
	Laurent-Perrier	13,890	1,226,542
*	Le Belier	10,566	470,644
	Lectra	166,120	3,506,530
	Linedata Services	14,505	405,570
*	LISI	114,546	2,575,198
	LNA Sante SA	33,206	2,003,577
*	Maisons du Monde SA	283,561	4,341,794
*	Manitou BF SA	66,010	1,219,203
	Manutan International	15,102	961,093
*	Mersen SA	116,559	3,144,465
*	METabolic EXplorer SA	142,767	306,038
*	Metropole Television SA	246,120	2,972,383
*	Nexans SA	213,757	11,140,967
	Nexity SA	302,767	10,311,259
#*	Nicox	145,865	634,818
	NRJ Group	85,587	616,862
*	Oeneo SA	128,172	1,713,174
*	OL Groupe SA	10,735	27,317
#*	Onxeo SA	182,030	140,967
#*	Onxeo SA	48,958	38,439
#*	Pierre & Vacances SA	29,600	472,467
*	Plastivaloire	37,342	157,848
	Quadient	266,312	3,937,310
*	Rallye SA	111,040	761,118
#*	Recylex SA	102,008	222,056
*	Rexel SA	2,202,448	26,140,103
#	Robertet SA	2,749	2,996,071

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Rothschild & Co.	112,843	$2,878,910
	Rubis SCA	510,543	24,083,391
	Samse SA	8,068	1,186,881
*	Savencia SA	33,976	1,957,152
*	SCOR SE	157,334	4,049,301
	Seche Environnement SA	18,630	708,064
	SES SA	898,721	6,357,231
	Societe BIC SA	174,701	10,349,698
#*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	56,696	3,718,115
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	109,518
	Societe pour l'Informatique Industrielle	41,811	931,674
*	SOITEC	131,953	15,641,042
#*	Solocal Group	4,209,627	475,453
	Somfy SA	95,850	11,557,342
*	Sopra Steria Group	109,236	16,311,557
	SPIE SA	840,293	13,678,411
#*	SRP Groupe SA	73,290	57,446
*	Stef SA	26,545	2,036,405
*	Sword Group	33,570	1,271,260
	Synergie SA	67,143	1,581,505
*	Tarkett SA	220,978	2,756,256
#*	Technicolor SA	58,374	181,801
*	Television Francaise 1	499,312	2,864,314
	TFF Group	8,999	302,763
	Thermador Groupe	37,127	2,485,266
#	Tikehau Capital SCA	4,390	115,577
	Total Gabon	3,883	537,033
	Trigano SA	53,337	6,087,648
	Union Financiere de France BQE SA	18,515	338,592
#*	Vallourec SA	49,247	1,641,242
*	Valneva SE	69,195	384,940
	Vetoquinol SA	16,496	1,330,448
	Vicat SA	126,485	4,167,213
	VIEL & Cie SA	162,802	969,173
	Vilmorin & Cie SA	35,656	2,094,792
*	Virbac SA	21,378	4,667,253
*	Vranken-Pommery Monopole SA	18,965	292,082
*	XPO Logistics Europe SADIR	33	9,043
TOTAL FRANCE			500,259,867
GERMANY — (13.9%)
	1&1 Drillisch AG	195,276	5,171,749
	7C Solarparken AG	20,272	84,576
*	Aareal Bank AG	462,545	8,463,628
*	Adler Modemaerkte AG	8,510	22,950
#*	ADO Properties SA	451,377	12,711,473
*	ADVA Optical Networking SE	357,523	2,979,898
*	AIXTRON SE	499,356	6,123,270
	All for One Group SE	4,222	216,261
#*	Allgeier SE	45,266	2,325,750
*	Amadeus Fire AG	26,597	3,073,502
	Atoss Software AG	4,770	578,207
	Aurubis AG	296,684	19,786,751
	Basler AG	31,331	2,177,332
*	Bauer AG	75,390	827,849
	BayWa AG	105,190	3,302,713
	BayWa AG	124	4,446
	Bechtle AG	105,584	20,549,017
#	Bertrandt AG	39,304	1,464,315

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	bet-at-home.com AG	20,016	$775,965
*	Bijou Brigitte AG	22,688	685,373
	Bilfinger SE	196,084	3,424,291
	Borussia Dortmund GmbH & Co. KGaA	567,421	3,738,744
	CANCOM SE	203,056	12,211,905
*	CECONOMY AG	1,081,753	3,855,204
#*	CENIT AG	53,174	612,104
*	Centrotec SE	19,983	331,609
	Cewe Stiftung & Co. KGAA	43,389	4,881,412
*	comdirect bank AG	193,071	3,126,159
*	Commerzbank AG	2,402,275	12,345,655
	CompuGroup Medical SE & Co. KgaA	178,844	15,610,603
#*	Corestate Capital Holding SA	77,099	1,643,441
	CropEnergies AG	177,529	1,905,447
*	CTS Eventim AG & Co. KGaA	416,756	16,543,345
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	607,022
	Deutsche Beteiligungs AG	95,431	3,552,208
#*	Deutsche EuroShop AG	332,014	4,921,967
*	Deutsche Pfandbriefbank AG	1,030,684	6,529,414
*	Deutz AG	1,023,677	5,129,088
	DIC Asset AG	422,113	5,461,121
	DMG Mori AG	13,950	664,114
	Dr Hoenle AG	35,520	1,916,093
*	Draegerwerk AG & Co. KGaA	20,476	1,607,879
#	Duerr AG	407,164	11,153,739
	Eckert & Ziegler Strahlen- und Medizintechnik AG	104,716	5,544,161
#*	EDAG Engineering Group AG	51,353	366,163
	Elmos Semiconductor SE	34,207	838,407
#*	ElringKlinger AG	194,262	1,177,855
	Energiekontor AG	2,066	63,178
*	Evotec SE	10,103	267,301
*	Ferratum Oyj	50,792	199,907
*	Fielmann AG	116,805	8,510,288
#	First Sensor AG	44,242	2,058,310
	FORTEC Elektronik AG	372	7,404
*	Francotyp-Postalia Holding AG, Class A	55,619	200,303
#*	Fraport AG Frankfurt Airport Services Worldwide	66,888	2,614,773
	Freenet AG	1,025,255	17,499,531
	Fuchs Petrolub SE	99,423	3,385,882
	GEA Group AG	847,030	30,574,057
	Gerresheimer AG	254,880	29,321,115
	Gesco AG	56,186	1,015,567
	GFT Technologies SE	123,639	1,533,409
	Grand City Properties SA	809,750	19,277,225
#*	H&R GmbH & Co. KGaA	71,674	479,597
	Hamburger Hafen und Logistik AG	182,626	3,154,158
	Hapag-Lloyd AG	20,998	1,156,112
	Hawesko Holding AG	52	2,388
#*	Heidelberger Druckmaschinen AG	1,919,653	1,608,199
	Hella GmbH & Co KGaA	244,119	10,662,409
*	Highlight Communications AG	98,406	413,667
	HolidayCheck Group AG	232,156	301,293
	Hornbach Baumarkt AG	51,444	1,890,686
	Hornbach Holding AG & Co. KGaA	39,996	3,848,661
	Hugo Boss AG	453,639	12,357,147
*	Hypoport SE	2,382	1,117,512
*	Indus Holding AG	134,558	4,596,219
*	Instone Real Estate Group AG	1,424	36,498
	IVU Traffic Technologies AG	50,314	924,069

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Jenoptik AG	383,317	$9,605,818
*	JOST Werke AG	5,660	206,976
#	K+S AG	1,317,454	8,738,984
	Kampa AG	7,101	0
*	Kloeckner & Co. SE	521,960	3,295,763
*	Koenig & Bauer AG	100,795	2,199,841
	Krones AG	113,425	6,891,249
	KSB SE & Co. KGaA	3,466	1,063,864
	KWS Saat SE & Co., KGaA	80,774	6,258,373
*	Lanxess AG	602,345	31,241,042
*	Leifheit AG	60,321	1,920,053
#*	Leoni AG	213,355	1,752,128
	LPKF Laser & Electronics AG	88,339	2,286,724
#*	Manz AG	30,252	748,235
*	Mediclin AG	88,966	419,628
#*	Medigene AG	116,971	708,414
	METRO AG	553,216	5,047,201
	MLP SE	431,586	2,649,280
#	New Work SE	20,200	6,649,305
#	Nexus AG	87,391	4,355,939
#*	Nordex SE	508,398	5,263,125
	Norma Group SE	231,101	6,428,153
*	OHB SE	38,414	1,831,608
*	Paragon GmbH & Co. KGaA	704	7,857
	Patrizia AG	349,841	9,589,715
#	Pfeiffer Vacuum Technology AG	49,195	9,867,633
	PNE AG	493,007	2,917,432
*	Progress-Werk Oberkirch AG	8,558	168,751
*	ProSiebenSat.1 Media SE	1,254,182	13,017,998
	PSI Software AG	50,278	1,253,156
#	QSC AG	768,941	1,180,236
*	R Stahl AG	14,952	351,547
	Rheinmetall AG	315,288	29,809,362
*	Rocket Internet SE	473,718	10,279,517
*	RTL Group SA	52,987	1,748,298
*	SAF-Holland SE	323,761	2,189,713
*	Salzgitter AG	262,490	3,563,777
*	Schaltbau Holding AG	32,728	1,028,293
	Schloss Wachenheim AG	8,017	135,962
	Secunet Security Networks AG	6,248	1,477,580
#*	SGL Carbon SE	298,485	1,101,787
#*	Shop Apotheke Europe NV	24,816	3,713,465
	Siltronic AG	148,532	13,550,554
*	Sixt SE	95,154	7,040,587
*	SMA Solar Technology AG	69,928	2,047,795
#*	SMT Scharf AG	22,763	214,641
	Softing AG	14,914	89,852
	Software AG	359,622	16,717,475
	Stabilus SA	170,155	8,564,714
	STRATEC SE	24,591	2,882,773
#	Stroeer SE & Co. KGaA	200,696	13,742,414
	Suedzucker AG	549,899	9,178,020
#*	SUESS MicroTec SE	134,313	1,950,383
	Surteco Group SE	46,502	1,160,968
	Syzygy AG	2,030	11,246
	TAG Immobilien AG	954,559	25,099,516
*	Takkt AG	209,522	2,580,324
#*	Technotrans SE	46,673	815,923
#*	Tele Columbus AG	327,138	1,349,529

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Traffic Systems SE	35,766	$1,357,336
	VERBIO Vereinigte BioEnergie AG	157,195	1,956,244
*	Vossloh AG	67,672	3,056,348
*	Wacker Chemie AG	58,418	5,300,006
#*	Wacker Neuson SE	218,897	3,885,065
*	Washtec AG	76,788	3,167,992
	Wuestenrot & Wuerttembergische AG	113,328	1,908,897
	Zeal Network SE	53,361	2,179,836
TOTAL GERMANY			712,873,260
GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	0
*	Babis Vovos International Construction SA	21,073	0
*	Elektroniki Athinon SA	7,497	0
*	Neorion Holdings SA	14,991	0
TOTAL GREECE			0
IRELAND — (0.5%)
*	AIB Group P.L.C.	73,334	91,970
*	Bank of Ireland Group P.L.C.	3,974,763	8,257,925
	C&C Group P.L.C.	540,506	1,633,912
	Cairn Homes P.L.C	1,650,309	1,651,497
*	Datalex P.L.C.	107,125	31,547
*	FBD Holdings P.L.C.	125,459	944,475
*	FBD Holdings P.L.C.	17,353	135,884
	Glanbia P.L.C.	346,148	4,202,234
	Glanbia P.L.C.	700,613	8,302,906
	Irish Continental Group P.L.C.	583,096	2,277,870
	Irish Continental Group P.L.C.	234,200	916,717
*	Permanent TSB Group Holdings P.L.C.	229,967	131,850
TOTAL IRELAND			28,578,787
ISRAEL — (3.0%)
#	Adgar Investment and Development, Ltd.	39,391	42,362
*	Afcon Holdings, Ltd.	3,064	105,966
*	AFI Properties, Ltd.	99,961	2,253,743
	Africa Israel Residences, Ltd.	2,237	66,003
*	Airport City, Ltd.	281,774	3,235,507
*	Albaad Massuot Yitzhak, Ltd.	1,520	26,342
*	Allot, Ltd.	188,324	2,244,179
	Alrov Properties and Lodgings, Ltd.	49,397	1,154,431
	Arad, Ltd.	18,409	268,646
*	Arko Holdings, Ltd.	1,571,096	821,616
#	Ashtrom Group, Ltd.	124,270	1,469,301
#	Ashtrom Properties, Ltd.	219,123	821,294
	Atreyu Capital Markets, Ltd.	2,154	35,219
#	AudioCodes, Ltd.	172,580	6,316,069
*	Avgol Industries 1953, Ltd.	468,925	581,824
*	Azorim-Investment Development & Construction Co., Ltd.	511,227	900,207
#	Bayside Land Corp.	6,600	4,057,066
#*	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	378,495
#	Big Shopping Centers, Ltd.	32,885	2,354,889
	Blue Square Real Estate, Ltd.	36,427	1,372,255
*	Brack Capital Properties NV	18,347	1,300,008
#*	Brainsway, Ltd.	54,222	162,336
	Camtek, Ltd.	113,800	1,727,313
#	Carasso Motors, Ltd.	127,253	367,063
*	Cellcom Israel, Ltd.	495,333	1,941,942

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#*	Ceragon Networks, Ltd.	266,244	$697,559
*	Clal Insurance Enterprises Holdings, Ltd.	301,040	2,621,843
#*	Compugen, Ltd.	199,256	2,825,350
#	Danel Adir Yeoshua, Ltd.	21,864	2,262,857
	Delek Automotive Systems, Ltd.	226,353	1,073,035
#	Delek Group, Ltd.	7,609	167,979
	Delta-Galil Industries, Ltd.	70,358	731,697
#*	Dor Alon Energy in Israel 1988, Ltd.	15,057	266,861
	Duniec Brothers, Ltd.	304	8,167
*	El Al Israel Airlines	1,449,354	267,710
	Electra Consumer Products 1970, Ltd.	53,953	1,405,633
#*	Electra Real Estate, Ltd.	23,236	97,963
	Electra, Ltd.	12,102	5,599,718
*	Energix-Renewable Energies, Ltd.	153,502	690,351
*	Enlight Renewable Energy, Ltd.	2,163,770	3,806,352
*	Equital, Ltd.	117,510	2,059,908
	FMS Enterprises Migun, Ltd.	19,186	481,035
	Formula Systems 1985, Ltd.	62,881	5,566,325
#	Fox Wizel, Ltd.	57,376	2,142,795
*	Gilat Satellite Networks, Ltd.	225,761	1,243,634
#*	Hadera Paper, Ltd.	24,531	818,509
*	Hamlet Israel-Canada, Ltd.	32,585	541,036
#	Harel Insurance Investments & Financial Services, Ltd.	867,528	5,752,713
*	Hilan, Ltd.	100,860	4,537,752
#	IDI Insurance Co., Ltd.	44,734	1,020,832
*	IES Holdings, Ltd.	322	13,287
	Inrom Construction Industries, Ltd.	357,290	1,230,753
	Israel Canada T.R, Ltd.	131,507	157,302
	Israel Land Development - Urban Renewal, Ltd.	41,747	262,358
#	Isras Investment Co., Ltd.	5,655	790,557
#*	Issta Lines, Ltd.	12,135	120,159
*	Kamada, Ltd.	212,977	1,765,323
	Kenon Holdings, Ltd.	124,381	2,563,627
	Kerur Holdings, Ltd.	31,762	980,951
*	Klil Industries, Ltd.	5,696	382,867
#	Magic Software Enterprises, Ltd.	133,913	1,578,308
	Malam - Team, Ltd.	276	52,542
	Matrix IT, Ltd.	232,691	6,076,287
	Maytronics, Ltd.	285,819	4,407,417
#*	Mediterranean Towers, Ltd.	389,107	781,554
#	Mega Or Holdings, Ltd.	81,523	1,874,596
#*	Mehadrin, Ltd.	3,072	110,426
	Meitav Dash Investments, Ltd.	125,156	363,730
	Menora Mivtachim Holdings, Ltd.	183,680	2,176,140
	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	1,563,974
	Minrav Holdings, Ltd.	263	32,799
#*	Mivne Real Estate KD, Ltd.	721,862	1,412,495
#*	Mivtach Shamir Holdings, Ltd.	24,697	438,904
#*	Naphtha Israel Petroleum Corp., Ltd.	244,337	899,332
#*	Nawi Brothers, Ltd.	116,369	438,362
	Neto ME Holdings, Ltd.	9,545	393,469
*	Nova Measuring Instruments, Ltd.	183,116	9,374,202
	NR Spuntech Industries, Ltd.	76,176	220,679
	Oil Refineries, Ltd.	9,609,294	1,792,206
#	One Software Technologies, Ltd.	1,946	147,871
#	OPC Energy, Ltd.	50,409	413,637
#*	Partner Communications Co., Ltd.	806,477	3,317,777
	Paz Oil Co., Ltd.	60,870	4,836,893
*	Perion Network, Ltd.	29,950	187,763

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Phoenix Holdings, Ltd. (The)	595,683	$2,702,630
	Plasson Industries, Ltd.	20,585	791,909
*	Pluristem Therapeutics, Inc.	3,536	28,732
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,103,510
#	Scope Metals Group, Ltd.	47,147	695,610
*	Shapir Engineering and Industry, Ltd.	58,087	429,494
	Shikun & Binui, Ltd.	1,215,715	5,542,314
#	Shufersal, Ltd.	605,497	4,264,017
	Summit Real Estate Holdings, Ltd.	215,385	1,883,627
*	Suny Cellular Communication, Ltd.	473,129	119,521
#	Tadiran Holdings, Ltd.	15,407	846,555
	Union Bank of Israel	199,952	1,010,524
	YH Dimri Construction & Development, Ltd.	10,575	298,505
TOTAL ISRAEL			153,567,185
ITALY — (9.4%)
#*	A.S. Roma SpA	189,067	113,823
	A2A SpA	10,326,675	14,837,884
	ACEA SpA	380,144	7,780,378
#*	Aeffe SpA	255,006	266,400
#*	Amplifon SpA	377,132	12,910,693
	Anima Holding SpA	2,118,887	9,559,814
#*	Aquafil SpA	77,554	319,637
*	Arnoldo Mondadori Editore SpA	987,402	1,240,091
	Ascopiave SpA	474,229	1,845,233
*	Autogrill SpA	898,125	4,295,583
*	Autostrade Meridionali SpA	3,917	94,577
*	Avio SpA	104,775	1,697,444
	Azimut Holding SpA	760,464	14,487,876
*	B&C Speakers SpA	19,155	225,149
#*	Banca Carige SpA	148,414,098	48,951
*	Banca Farmafactoring SpA	754,049	4,280,907
*	Banca Generali SpA	362,225	10,836,349
*	Banca IFIS SpA	163,757	1,687,852
#*	Banca Monte dei Paschi di Siena SpA	213,039	389,295
*	Banca Popolare di Sondrio SCPA	3,162,626	7,063,507
#*	Banca Profilo SpA	1,814,636	416,149
#*	Banca Sistema SpA	379,814	778,419
#*	Banco BPM SpA	9,669,073	14,612,062
#*	Banco di Desio e della Brianza SpA	238,796	624,824
	BasicNet SpA	169,875	706,079
	Be Shaping The Future SpA	533,191	720,122
#*	Biesse SpA	92,462	1,327,171
#*	BPER Banca	2,585,264	6,562,623
*	Brunello Cucinelli SpA	250,422	7,294,358
	Buzzi Unicem SpA	4,665	60,061
	Buzzi Unicem SpA	630,912	14,354,337
*	Cairo Communication SpA	497,490	799,553
	Carel Industries SpA	1,744	32,937
#*	Carraro SpA	126,965	206,711
	Cementir Holding NV	333,699	2,318,257
*	Cerved Group SpA	1,357,497	11,255,418
*	CIR SpA-Compagnie Industriali	5,326,857	2,417,834
*	Credito Emiliano SpA	599,354	3,066,827
*	Credito Valtellinese SpA	442,989	3,280,902
*	d'Amico International Shipping SA	2,046,536	221,362
	Danieli & C Officine Meccaniche SpA	36,955	297,732
	Danieli & C Officine Meccaniche SpA	102,606	1,340,667
	Datalogic SpA	123,326	1,735,942

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	De' Longhi SpA	387,895	$12,142,258
	DeA Capital SpA	736,902	992,206
#*	doValue SpA	1,874	20,640
*	Elica SpA	192,920	576,622
*	Emak SpA	388,913	360,646
	Enav SpA	1,225,438	5,011,655
	ERG SpA	385,024	9,387,974
*	Esprinet SpA	221,349	1,104,542
#*	Eurotech SpA	216,751	1,214,651
	Falck Renewables SpA	886,280	5,797,199
#	Fiera Milano SpA	107,924	307,505
#*	Fila SpA	142,640	1,326,214
#*	Fincantieri SpA	3,504,948	2,394,901
#	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	742,346
#*	Freni Brembo SpA	1,117,739	10,123,740
#*	Gefran SpA	37,987	217,512
#*	Geox SpA	528,388	406,162
	Gruppo MutuiOnline SpA	164,315	3,893,307
*	Guala Closures SpA	56,729	428,221
	Hera SpA	4,939,246	18,986,853
	Illimity Bank SpA	159,924	1,328,238
#*	IMA Industria Macchine Automatiche SpA	126,942	10,111,338
*	IMMSI SpA	1,068,762	517,295
#*	Intek Group SpA	1,911,263	551,465
	Interpump Group SpA	396,898	13,051,113
	Iren SpA	4,407,993	11,134,958
	Italgas SpA	3,480,238	22,349,091
	Italmobiliare SpA	76,176	2,646,366
#*	IVS Group SA	58,424	331,269
#*	Juventus Football Club SpA	2,997,765	3,177,345
	La Doria SpA	87,297	1,109,876
	Leonardo SpA	600,493	3,855,914
	LU-VE SpA	5,064	71,373
#*	Maire Tecnimont SpA	1,041,321	1,867,496
#	Mariella Burani Fashion Group S.p.A.	22,744	0
*	MARR SpA	228,828	3,398,703
	Massimo Zanetti Beverage Group SpA	65,668	310,143
#*	Mediaset SpA	3,709,525	6,607,814
	Mediobanca Banca di Credito Finanziario SpA	549,031	4,434,009
#*	Mondo TV SpA	38,811	84,600
	Openjobmetis SpA agenzia per il lavoro	63,025	417,843
#*	OVS SpA	1,278,406	1,396,351
	Piaggio & C SpA	1,243,896	3,488,197
#*	Pirelli & C SpA	2,304,139	9,125,097
#*	Prima Industrie SpA	34,004	517,898
	Prysmian SpA	721,027	18,437,896
	RAI Way SpA	552,918	3,640,908
	Reno de Medici SpA	1,173,753	1,208,003
	Reply SpA	147,531	13,574,556
	Richard-Ginori 1735 SpA	8,489	0
#*	Rizzoli Corriere Della Sera Mediagroup SpA	1,063,177	734,373
*	Sabaf SpA	49,948	647,269
	SAES Getters SpA	14,209	422,106
#*	Safilo Group SpA	233,748	191,604
#	Saipem SpA	4,074,593	8,726,125
#*	Salvatore Ferragamo SpA	361,379	4,865,501
*	Saras SpA	3,832,906	2,842,569
#	Servizi Italia SpA	62,874	171,720

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Sesa SpA	49,781	$3,791,377
#*	Societa Cattolica di Assicurazioni SC	1,080,356	6,542,828
#*	Sogefi SpA	332,859	346,603
	SOL SpA	161,642	2,052,206
	Tamburi Investment Partners SpA	827,805	5,457,937
#*	Technogym SpA	631,612	5,376,714
*	Tinexta S.p.A.	122,766	2,100,351
#*	Tod's SpA	66,689	1,930,538
*	TXT e-solutions SpA	43,931	391,394
*	Unieuro SpA	66,937	675,388
#*	Unione di Banche Italiane SpA	7,777,728	33,106,577
*	Unipol Gruppo SpA	3,109,522	13,063,892
	UnipolSai Assicurazioni SpA	49,634	127,470
#	Webuild SpA	1,282,257	1,655,569
	Zignago Vetro SpA	189,132	2,965,669
TOTAL ITALY			480,777,879
NETHERLANDS — (6.9%)
	Aalberts NV	720,308	25,723,801
*	Accell Group NV	145,492	4,081,882
	AFC Ajax NV	13,955	249,802
*	Altice Europe NV	3,929,414	18,630,400
#*	Altice Europe NV, Class B	143,350	680,859
#	AMG Advanced Metallurgical Group NV	184,488	3,287,401
	Amsterdam Commodities NV	119,479	2,653,827
	APERAM SA	379,216	10,801,789
#*	Arcadis NV	528,120	10,846,807
	ASM International NV	56,119	8,584,426
	ASR Nederland NV	873,857	28,231,840
	Atag Group NV	4,630	0
*	Basic-Fit NV	181,929	4,735,025
	BE Semiconductor Industries NV	550,104	24,596,090
#*	Beter Bed Holding NV	10,924	31,047
*	Boskalis Westminster	620,160	11,714,144
#*	Brunel International NV	155,477	1,123,689
	Corbion NV	416,939	16,004,213
	Euronext NV	311,958	36,036,672
	Flow Traders	223,910	8,227,154
	ForFarmers NV	214,677	1,382,046
#*	Fugro NV	563,477	2,269,264
*	GrandVision NV	173,216	4,968,442
#*	Heijmans NV	149,927	1,053,113
*	Hunter Douglas NV	25,613	1,389,984
#	IMCD NV	357,089	36,925,704
#	Intertrust NV	466,539	8,644,967
#*	Kendrion NV	99,694	1,371,742
#*	Koninklijke BAM Groep NV	1,855,013	2,890,399
*	Lucas Bols NV	23,064	210,454
*	Nederland Apparatenfabriek	33,400	1,634,147
*	OCI NV	327,478	3,902,020
*	Ordina NV	625,125	1,584,403
	PostNL NV	3,372,376	8,271,567
	SBM Offshore NV	1,334,375	20,764,570
#*	SIF Holding NV	34,182	438,195
*	Signify NV	780,137	23,406,643
#	Sligro Food Group NV	166,461	2,613,526
#	SNS NV	705,718	0
	TKH Group NV	267,721	10,558,464
*	TomTom NV	492,125	3,940,571

The Continental Small Company Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Van Lanschot Kempen NV	76,871	$1,330,440
TOTAL NETHERLANDS			355,791,529
NORWAY — (2.2%)
	ABG Sundal Collier Holding ASA	2,446,501	1,127,684
	AF Gruppen ASA	68,590	1,318,108
*	Akastor ASA	1,007,433	668,440
*	Aker Solutions ASA	1,055,058	1,723,739
	American Shipping Co. ASA	236,690	693,220
*	Archer, Ltd.	271,045	62,920
	Arendals Fossekompani A.S.	90	29,854
	Atea ASA	529,509	6,148,202
	Austevoll Seafood ASA	437,677	3,699,438
#	Avance Gas Holding, Ltd.	393,737	922,243
#*	Axactor SE	762,469	572,993
#*	B2Holding ASA	1,521,728	784,876
	Bonheur ASA	146,347	3,449,425
	Borregaard ASA	743,872	9,922,759
#*	BW Energy, Ltd.	205,065	386,691
	BW LPG, Ltd.	685,466	2,837,987
	BW Offshore, Ltd.	774,469	2,697,271
#	DNO ASA	3,438,430	2,183,972
	Europris ASA	1,186,781	5,834,402
#	FLEX LNG, Ltd.	199,912	1,108,383
#	Frontline, Ltd.	521,534	4,206,144
#	Golden Ocean Group, Ltd.	176,309	684,270
	Grieg Seafood ASA	369,858	3,743,002
#*	Hexagon Composites ASA	640,597	3,373,036
#	Hoegh LNG Holdings, Ltd.	225,626	272,957
#*	IDEX Biometrics ASA	506,708	90,831
#	Itera ASA	10,713	13,976
#*	Kongsberg Automotive ASA	17,439,468	287,660
#*	Kvaerner ASA	1,328,996	1,413,753
#*	Nordic Nanovector ASA	328,770	801,753
#*	Nordic Semiconductor ASA	1,018,555	10,101,434
	Norway Royal Salmon ASA	93,418	2,320,174
*	Norwegian Finans Holding ASA	671,029	5,012,880
	Norwegian Property ASA	43,744	55,384
*	NRC Group ASA	6,559	23,483
#	Ocean Yield ASA	416,884	1,021,458
#*	Odfjell Drilling, Ltd.	636,220	794,438
*	Odfjell SE, Class A	137,586	312,533
*	Olav Thon Eiendomsselskap ASA	118,760	2,001,374
*	Otello Corp. ASA	571,363	790,026
*	Panoro Energy ASA	43,655	48,537
*	PGS ASA	2,380,755	848,913
*	PhotoCure ASA	115,295	933,208
#*	Protector Forsikring ASA	438,078	2,114,919
#*	REC Silicon ASA	1,473,908	578,896
*	Sbanken ASA	486,979	3,512,860
	Scatec Solar ASA	227,808	3,970,862
	Selvaag Bolig ASA	313,829	1,747,752
*	Solon Eiendom ASA	56,855	185,840
*	SpareBank 1 SR-Bank ASA	6,864	54,438
#	Stolt-Nielsen, Ltd.	195,297	1,758,345
*	Subsea 7 SA	91,166	698,399
	TGS NOPEC Geophysical Co. ASA	12,586	187,351
	Treasure ASA	314,079	361,040
*	Veidekke ASA	717,317	9,756,650

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	Wallenius Wilhelmsen ASA	401,589	$595,618
	Wilh Wilhelmsen Holding ASA, Class A	68,304	844,043
#*	XXL ASA	631,470	1,521,314
TOTAL NORWAY			113,212,158
PORTUGAL — (0.8%)
#	Altri SGPS SA	541,780	2,680,289
#*	Banco Comercial Portugues SA, Class R	55,839,073	6,439,636
*	Banco Espirito Santo SA	4,777,921	0
*	CTT-Correios de Portugal SA	806,080	2,152,372
#*	Ibersol SGPS SA	36,721	235,786
#*	Mota-Engil SGPS SA	641,747	883,945
#	Navigator Co. SA (The)	1,838,891	4,562,699
	NOS SGPS SA	1,828,612	8,081,174
	Novabase SGPS SA	72,649	275,447
	REN - Redes Energeticas Nacionais SGPS SA	3,010,364	8,659,933
	Semapa-Sociedade de Investimento e Gestao	173,756	1,563,092
*	Sonae Capital SGPS SA	765,843	432,163
	Sonae SGPS SA	6,699,002	4,683,175
TOTAL PORTUGAL			40,649,711
SPAIN — (5.5%)
#	Acciona SA	173,951	19,311,027
*	Acerinox SA	1,153,704	9,947,557
#*	Adveo Group International SA	84,445	9,042
	Alantra Partners SA	70,405	877,443
*	Almirall SA	415,709	4,601,067
*	Amper SA	5,396,257	980,824
*	Applus Services SA	911,014	7,061,433
#	Atresmedia Corp. de Medios de Comunicacion SA	545,239	1,479,954
*	Azkoyen SA	67,253	396,066
	Banco de Sabadell SA	24,460,882	8,395,912
#	Bankia SA	6,339,451	8,077,257
	Bankinter SA	3,802,314	19,768,941
#*	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	336,921	6,290,680
	CIE Automotive SA	424,373	6,713,324
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	4,449,646
#*	Distribuidora Internacional de Alimentacion SA	207,031	27,231
	Ebro Foods SA	531,944	11,929,996
#*	eDreams ODIGEO SA	424,956	890,266
	Elecnor SA	200,108	2,102,143
	Enagas SA	611,296	15,422,597
#	Ence Energia y Celulosa SA	988,129	2,978,985
	Ercros SA	746,169	1,510,882
	Euskaltel SA	548,865	5,109,814
	Faes Farma SA	1,946,138	8,190,707
*	Fluidra SA	324,873	5,379,980
	Fomento de Construcciones y Contratas SA	349,650	3,012,558
	Gestamp Automocion SA	290,042	696,969
	Global Dominion Access SA	695,411	2,276,112
	Grupo Catalana Occidente SA	271,298	6,405,658
#*	Grupo Empresarial San Jose SA	151,317	785,318
#*	Grupo Ezentis SA	1,629,459	552,569
	Iberpapel Gestion SA	47,911	1,010,742
#*	Indra Sistemas SA	856,710	6,469,271
	Laboratorios Farmaceuticos Rovi SA	72,954	2,519,656
*	Liberbank SA	13,371,091	2,595,948

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Mapfre SA	39,935	$72,315
*	Masmovil Ibercom SA	410,017	10,961,934
*	Mediaset Espana Comunicacion SA	1,072,499	3,508,136
#*	Melia Hotels International SA	772,448	2,859,610
*	Metrovacesa S.A.	12,162	83,946
	Miquel y Costas & Miquel SA	142,923	1,976,528
*	Neinor Homes SA	23,589	282,254
#*	Obrascon Huarte Lain SA	905,725	592,785
	Pharma Mar SA	109,560	11,625,636
	Prim SA	39,523	432,103
*	Promotora de Informaciones SA, Class A	2,171,728	1,104,500
	Prosegur Cia de Seguridad SA	1,677,108	4,456,735
*	Quabit Inmobiliaria SA	597,158	254,936
*	Realia Business SA	1,729,487	1,334,971
	Renta 4 Banco SA	442	3,124
#	Sacyr SA	3,062,890	6,928,707
#*	Solaria Energia y Medio Ambiente SA	395,783	6,002,476
*	Talgo SA	615,814	2,833,345
*	Tecnicas Reunidas SA	195,397	2,454,402
#*	Tubacex SA	772,793	990,844
*	Unicaja Banco SA	2,602,289	1,449,183
	Vidrala SA	117,537	12,889,329
	Viscofan SA	280,336	20,539,770
*	Vocento SA	352,577	274,741
	Zardoya Otis SA	1,131,276	7,509,817
TOTAL SPAIN			279,649,702
SWEDEN — (8.6%)
	AcadeMedia AB	409,206	2,971,916
*	Adapteo Oyj	280,480	2,388,085
*	AddLife AB, Class B	219,380	3,069,836
*	AddNode Group AB	84,058	1,879,212
	AddTech AB, Class B	344,858	16,165,399
*	AF POYRY AB	626,251	16,075,724
#	Alimak Group AB	253,043	3,149,958
#*	Ambea AB	51,259	317,998
*	Arise AB	39,939	161,401
	Arjo AB, Class B	927,443	5,751,369
	Atrium Ljungberg AB, Class B	244,368	3,780,477
*	Attendo AB	680,729	3,561,758
	Avanza Bank Holding AB	687,653	13,408,527
	Beijer Alma AB	284,490	3,430,838
#*	Beijer Electronics Group AB	93,898	411,142
	Beijer Ref AB	195,269	7,614,756
	Bergman & Beving AB	193,579	1,774,128
	Besqab AB	21,962	288,505
	Betsson AB	977,562	7,370,886
*	Bilia AB, Class A	659,191	6,378,332
	BillerudKorsnas AB	606,012	9,681,687
	BioGaia AB, Class B	122,544	7,833,372
*	Biotage AB	456,538	8,274,395
*	Bjorn Borg AB	13,009	21,042
	Bonava AB, Class B	458,773	3,090,611
*	Bravida Holding AB	955,458	10,475,046
*	Bufab AB	216,961	2,820,915
#*	Bulten AB	119,933	741,468
	Bure Equity AB	449,636	12,335,278
#*	Byggmax Group AB	356,302	1,908,774
	Catena AB	152,830	6,309,106

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Catena Media P.L.C.	51,578	$163,425
*	Cavotec SA	79,682	169,554
	Clas Ohlson AB, Class B	148,783	1,674,480
*	Cloetta AB, Class B	1,667,143	4,609,388
#*	Collector AB	134,446	214,966
*	Coor Service Management Holding AB	270,442	2,153,702
	Corem Property Group AB, Class B	163,626	311,458
	Dios Fastigheter AB	868,442	5,885,324
*	Dometic Group AB	980,994	9,577,100
#*	Doro AB	155,569	678,474
*	Duni AB	220,953	2,167,430
	Dustin Group AB	449,101	2,728,197
	Eastnine AB	126,421	1,661,793
*	Elanders AB, Class B	54,920	407,701
#*	Eltel AB	206,068	455,499
#*	Enea AB	102,697	2,132,742
#*	eWork Group AB	32,666	264,010
*	Fagerhult AB	293,570	1,156,357
*	Fingerprint Cards AB, Class B	634,700	1,178,733
*	Granges AB	587,617	4,746,381
*	Gunnebo AB	247,275	497,797
*	Haldex AB	276,371	1,015,121
	Heba Fastighets AB, Class B	133,938	1,326,823
*	Hexpol AB	147,016	978,184
*	HIQ International AB	177,176	1,070,825
*	HMS Networks AB	115,458	2,585,899
#*	Hoist Finance AB	503,768	1,623,081
*	Humana AB	93,965	566,323
*	IAR Systems Group AB	1,213	18,267
*	Inwido AB	466,485	4,370,822
	JM AB	525,001	15,573,821
	Kindred Group P.L.C.	1,200,537	8,454,003
	Klovern AB, Class B	3,984,878	6,406,969
*	KNOW IT AB	201,771	4,170,014
	Kungsleden AB	1,454,309	11,762,862
	Lagercrantz Group AB, Class B	465,779	9,412,349
	Lindab International AB	603,188	9,426,895
*	Loomis AB	256,870	6,137,755
*	Medivir AB, Class B	119,942	213,450
*	Mekonomen AB	269,960	2,297,966
	Millicom International Cellular SA	11,648	350,599
*	Modern Times Group MTG AB, Class B	358,340	4,887,945
	Momentum Group AB, Class B	184,982	2,973,431
	Mycronic AB	441,388	8,401,284
	NCC AB, Class B	112,716	1,957,591
*	Nederman Holding AB	29,566	389,155
#*	Net Insight AB, Class B	1,178,944	289,227
*	New Wave Group AB, Class B	435,702	1,809,054
*	Nobia AB	860,489	5,105,301
*	Nobina AB	739,814	4,659,834
*	Nolato AB, Class B	159,009	13,219,679
*	Nordic Entertainment Group AB, Class B	53,518	2,242,340
*	Nordic Waterproofing Holding A.S.	66,304	888,430
	NP3 Fastigheter AB	152,387	1,604,349
*	Nyfosa AB	1,252,852	9,377,283
*	OEM International AB, Class B	46,319	1,280,177
*	Pandox AB	93,146	1,175,892
*	Peab AB, Class B	676,819	6,352,777
	Platzer Fastigheter Holding AB, Class B	249,458	2,269,021

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Pricer AB, Class B	892,974	$2,650,523
*	Proact IT Group AB	61,875	1,302,385
#*	Qliro Group AB	703,184	537,853
*	Ratos AB, Class B	1,526,547	5,462,528
#*	RaySearch Laboratories AB	163,313	1,717,553
#*	Recipharm AB, Class B	479,270	7,708,314
	Resurs Holding AB	622,116	3,124,683
	Rottneros AB	672,020	620,496
	Samhallsbyggnadsbolaget i Norden AB	163,140	444,760
#*	SAS AB	1,633,263	1,471,229
*	Scandi Standard AB	399,701	2,981,185
	Sectra AB, Class B	111,168	7,641,019
*	Semcon AB	118,592	774,571
*	Sensys Gatso Group AB	2,498,845	361,273
#	SkiStar AB	314,278	3,685,191
	Systemair AB	88,489	1,690,793
	Tethys Oil AB	41,133	210,636
	Thule Group AB	509,061	15,142,601
	Troax Group AB	210,818	3,980,474
*	VBG Group AB, Class B	26,108	383,899
	Wihlborgs Fastigheter AB	838,096	14,123,648
TOTAL SWEDEN			438,936,864
SWITZERLAND — (14.3%)
	Allreal Holding AG	114,189	22,718,524
	ALSO Holding AG	43,335	11,432,965
*	ams AG	1,516,165	25,502,824
*	APG SGA SA	8,640	1,608,367
#*	Arbonia AG	345,865	3,950,257
#*	Aryzta AG	6,545,222	4,151,526
*	Ascom Holding AG	185,628	2,121,803
#*	Autoneum Holding AG	21,144	2,144,394
	Bachem Holding AG, Class B	3,642	1,096,314
	Banque Cantonale de Geneve	9,528	1,852,475
*	Banque Cantonale du Jura SA	4,071	246,098
	Banque Cantonale Vaudoise	75,290	7,889,002
	Belimo Holding AG	3,028	24,054,921
	Bell Food Group AG	14,524	3,720,785
	Bellevue Group AG	57,974	1,521,084
	Berner Kantonalbank AG	28,933	7,036,548
	BKW AG	153,128	14,787,386
	Bobst Group SA	65,642	3,916,939
	Bossard Holding AG, Class A	43,180	7,394,414
	Bucher Industries AG	54,197	17,850,839
	Burckhardt Compression Holding AG	541	135,925
	Burkhalter Holding AG	28,978	1,882,260
*	Calida Holding AG	32,749	1,000,110
#	Carlo Gavazzi Holding AG	2,982	523,814
	Cembra Money Bank AG	187,433	20,464,768
#	Cicor Technologies, Ltd.	14,897	593,081
	Cie Financiere Tradition SA	10,661	1,238,503
#	Clariant AG	249,867	4,722,643
	Coltene Holding AG	25,850	2,185,836
	Conzzeta AG	9,616	8,918,592
	Daetwyler Holding AG	27,598	5,606,374
	DKSH Holding AG	225,777	14,500,970
	dormakaba Holding AG	24,237	13,573,137
#*	Dottikon Es Holding AG	143	143,984
*	Dufry AG	276,747	7,066,571

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	EFG International AG	675,982	$4,470,528
	Emmi AG	15,057	13,599,150
	Energiedienst Holding AG	82,946	2,716,349
#*	Evolva Holding SA	3,349,123	921,381
#*	Feintool International Holding AG	16,000	790,142
#*	Fenix Outdoor International AG	19,372	2,156,988
*	Flughafen Zurich AG	126,351	16,018,625
	Forbo Holding AG	8,613	13,433,112
	Galenica AG	28,114	2,081,501
*	GAM Holding AG	1,195,762	2,932,008
	Georg Fischer AG	31,555	28,992,648
	Gurit Holding AG	3,022	5,392,405
	Helvetia Holding AG	218,900	19,838,114
*	Hiag Immobilien Holding AG	19,720	1,912,403
#*	HOCHDORF Holding AG	6,820	543,796
	Huber & Suhner AG	94,378	7,347,251
	Hypothekarbank Lenzburg AG	6	27,575
	Implenia AG	126,765	5,575,777
*	Ina Invest Holding AG	25,352	526,694
	Inficon Holding AG	14,600	12,026,083
	Interroll Holding AG	4,787	11,321,919
	Intershop Holding AG	10,318	6,310,142
	Investis Holding SA	3,673	330,471
*	Jungfraubahn Holding AG	17,432	2,385,354
	Kardex Holding AG	47,374	8,259,690
#*	Komax Holding AG	25,771	3,762,709
#	Kudelski SA	233,259	854,997
*	Landis & Gyr Group AG	33,447	2,042,767
#*	Lastminute.com NV	23,689	526,258
	LEM Holding SA	3,808	5,958,515
	Liechtensteinische Landesbank AG	63,994	3,883,635
#	Luzerner Kantonalbank AG	19,960	8,290,681
*	MCH Group AG	3,800	63,940
*	Meier Tobler Group AG	22,913	228,421
#	Metall Zug AG	1,082	1,480,026
#*	Meyer Burger Technology AG	2,931,891	447,566
*	Mikron Holding AG	8,692	47,828
#	Mobilezone Holding AG	279,877	2,243,979
	Mobimo Holding AG	55,872	15,650,645
	OC Oerlikon Corp. AG	1,609,083	13,503,548
#*	Orascom Development Holding AG	93,520	879,522
#	Orell Fuessli AG	5,028	489,589
	Orior AG	37,151	3,045,480
	Phoenix Mecano AG	4,472	1,628,557
	Plazza AG, Class A	7,247	2,226,792
	PSP Swiss Property AG	331,480	36,823,743
	Rieter Holding AG	21,259	1,742,982
	Romande Energie Holding SA	2,625	2,999,854
#	Schaffner Holding AG	3,363	646,376
#*	Schmolz + Bickenbach AG	3,310,891	598,190
	Schweiter Technologies AG	7,099	8,802,831
	Schweizerische Nationalbank	23	122,373
	SFS Group AG	126,103	11,911,841
	Siegfried Holding AG	30,001	15,675,516
	SIG Combibloc Group AG	226,009	3,953,862
	St Galler Kantonalbank AG	17,241	7,796,332
	Sulzer AG	136,230	11,296,378
	Sunrise Communications Group AG	271,523	25,325,417
	Swiss Prime Site AG	42,985	3,922,963

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swissquote Group Holding SA	77,115	$7,213,997
	Thurgauer Kantonalbank	3,152	359,482
#*	Tornos Holding AG	26,632	114,974
	TX Group AG	17,190	1,260,977
#	u-blox Holding AG	47,303	3,436,577
	Valiant Holding AG	106,532	9,926,443
*	Valora Holding AG	27,553	4,513,161
	VAT Group AG	205,035	39,097,996
	Vaudoise Assurances Holding SA	6,710	3,386,543
*	Vetropack Holding AG	64,600	3,596,396
#*	Von Roll Holding AG	378,198	343,304
	Vontobel Holding AG	226,317	16,550,560
	VP Bank AG	24,056	3,092,723
	VZ Holding AG	90,005	7,105,805
#*	V-ZUG Holding AG	10,820	875,491
	Walliser Kantonalbank	18,991	2,201,406
	Warteck Invest AG	27	63,168
#	Ypsomed Holding AG	7,378	1,083,096
	Zehnder Group AG	82,191	3,610,603
	Zug Estates Holding AG, Class B	1,178	2,515,264
	Zuger Kantonalbank AG	700	4,745,878
TOTAL SWITZERLAND			731,432,096
UNITED ARAB EMIRATES — (0.0%)
#*	Borr Drilling Ltd.	58,749	52,669
UNITED KINGDOM — (0.7%)
*	Concentric AB	357,171	6,108,582
*	Dialog Semiconductor P.L.C.	601,965	28,217,068
TOTAL UNITED KINGDOM			34,325,650
TOTAL COMMON STOCKS			4,811,595,344
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
	Biotest AG	100,615	2,566,639
*	Draegerwerk AG & Co. KGaA	60,431	5,696,380
	Fuchs Petrolub SE	274,048	11,967,096
*	Jungheinrich AG	366,703	11,200,290
	Sixt SE	116,451	5,875,246
	STO SE & Co. KGaA	13,696	1,565,855
	Villeroy & Boch AG	50,436	662,408
TOTAL GERMANY			39,533,914
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	254,689	0
ITALY — (0.0%)
*	Ascopiave SpA Rights 09/30/20	447,763	0

The Continental Small Company Series
CONTINUED
	Shares	Value»

SWITZERLAND — (0.0%)
#* Meier Tobler Group AG Rights 08/31/20	22,913	$5,011
TOTAL RIGHTS/WARRANTS		5,011
TOTAL INVESTMENT SECURITIES (Cost $4,556,203,994)		4,851,134,269

			Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§	The DFA Short Term Investment Fund	22,811,017	263,946,280
TOTAL INVESTMENTS — (100.0%)
(Cost $4,820,096,749)^^			$5,115,080,549
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$700,821	—	$700,821
Austria	—	163,445,995	—	163,445,995
Belgium	—	162,844,222	—	162,844,222
Canada	—	119,844	—	119,844
Denmark	—	283,001,096	—	283,001,096
Finland	—	331,376,009	—	331,376,009
France	—	500,259,867	—	500,259,867
Germany	$15,610,603	697,262,657	—	712,873,260
Ireland	31,547	28,547,240	—	28,578,787
Israel	697,559	152,869,626	—	153,567,185
Italy	—	480,777,879	—	480,777,879
Netherlands	—	355,791,529	—	355,791,529
Norway	572,993	112,639,165	—	113,212,158
Portugal	—	40,649,711	—	40,649,711
Spain	—	279,649,702	—	279,649,702
Sweden	6,137,755	432,799,109	—	438,936,864
Switzerland	1,402,185	730,029,911	—	731,432,096
United Arab Emirates	—	52,669	—	52,669
United Kingdom	—	34,325,650	—	34,325,650
Preferred Stocks
Germany	—	39,533,914	—	39,533,914
Rights/Warrants
Switzerland	—	5,011	—	5,011
Securities Lending Collateral	—	263,946,280	—	263,946,280
TOTAL	$24,452,642	$5,090,627,907	—	$5,115,080,549

The Canadian Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value»
COMMON STOCKS — (89.8%)
COMMUNICATION SERVICES — (0.9%)
#*	Aimia, Inc.	805,975	$1,871,352
#	Cineplex, Inc.	388,838	2,322,374
	Cogeco Communications, Inc.	12,926	985,288
	Cogeco, Inc.	26,819	1,632,026
#	Corus Entertainment, Inc., Class B	1,056,537	1,893,082
*	Glacier Media, Inc.	25,995	4,173
	Mediagrif Interactive Technologies, Inc.	21,970	102,514
*	TeraGo, Inc.	2,400	10,733
#*	WildBrain, Ltd.	823,963	725,877
#	Yellow Pages, Ltd.	105,820	629,650
TOTAL COMMUNICATION SERVICES			10,177,069
CONSUMER DISCRETIONARY — (4.8%)
*	Aritzia, Inc.	427,638	5,660,549
#	AutoCanada, Inc.	141,673	1,486,062
	BMTC Group, Inc.	20,581	139,209
	BRP, Inc.	119,011	5,331,039
	BRP, Inc.	3,000	134,340
#*	Canada Goose Holdings, Inc.	138,845	3,093,467
	Dorel Industries, Inc., Class B	155,081	1,121,904
	Exco Technologies, Ltd.	164,124	779,296
	Gamehost, Inc.	83,699	367,427
#	Gildan Activewear, Inc.	91,911	1,632,339
#*	Great Canadian Gaming Corp.	428,062	8,494,448
*	Intertain Group, Ltd. (The)	70,628	631,807
	Leon's Furniture, Ltd.	171,679	1,716,213
	Linamar Corp.	216,634	6,469,342
	Martinrea International, Inc.	518,668	3,856,757
#	MTY Food Group, Inc.	78,514	1,694,031
	Park Lawn Corp.	119,471	2,234,312
#	Pizza Pizza Royalty Corp.	156,674	1,011,781
#*	Points International, Ltd.	50,316	468,056
*	Points International, Ltd.	11,831	109,437
	Pollard Banknote, Ltd.	25,700	304,497
#	Recipe Unlimited Corp.	76,777	558,868
	Reitmans Canada, Ltd., Class A	125,155	7,008
	Sleep Country Canada Holdings, Inc.	158,535	2,273,663
#*	Spin Master Corp.	102,740	1,916,044
	Uni-Select, Inc.	204,572	1,169,899
*	Zenith Capital Corp.	111,820	6,762
TOTAL CONSUMER DISCRETIONARY			52,668,557
CONSUMER STAPLES — (5.4%)
#*	Alcanna, Inc.	158,861	499,313
	Andrew Peller, Ltd., Class A	168,200	1,057,333
#	Clearwater Seafoods, Inc.	104,195	458,957
	Corby Spirit and Wine, Ltd.	87,267	1,052,846
#	High Liner Foods, Inc.	89,880	371,746
#	Jamieson Wellness, Inc.	275,646	7,935,279
	KP Tissue, Inc.	45,700	398,504
	Lassonde Industries, Inc., Class A	17,800	2,176,744
#	Maple Leaf Foods, Inc.	354,493	7,796,755

The Canadian Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
*	Mav Beauty Brands, Inc.	7,000	$12,595
#	North West Co., Inc. (The)	319,480	7,107,771
#	Premium Brands Holdings Corp.	182,482	12,890,699
	Primo Water Corp.	96,682	1,373,851
	Primo Water Corp.	813,424	11,544,433
#	Rogers Sugar, Inc.	712,254	2,536,453
#*	SunOpta, Inc.	291,540	1,911,024
#*	Village Farms International, Inc.	21,817	132,748
*	Village Farms International, Inc.	20,293	123,584
TOTAL CONSUMER STAPLES			59,380,635
ENERGY — (10.3%)
#*	Advantage Oil & Gas, Ltd.	962,703	1,149,968
#*	Africa Oil Corp.	1,333,299	1,104,903
	ARC Resources, Ltd.	2,215,726	9,412,431
#*	Athabasca Oil Corp.	2,858,410	362,783
#*	Baytex Energy Corp.	2,263,234	1,047,598
#	Birchcliff Energy, Ltd.	1,420,426	1,272,546
#*	Bonavista Energy Corp.	594,400	22,188
#	Cameco Corp.	18,600	189,131
	Cameco Corp.	26,688	271,150
#	Canacol Energy, Ltd.	960,726	2,517,563
#	Cardinal Energy, Ltd.	485,498	184,855
#	CES Energy Solutions Corp.	1,299,872	902,520
	Computer Modelling Group, Ltd.	464,145	1,715,270
#	Crescent Point Energy Corp.	2,348,538	3,629,455
#*	Crew Energy, Inc.	628,376	133,702
#*	Denison Mines Corp.	2,888,915	1,337,211
#	Enerflex, Ltd.	430,978	1,599,134
#*	Energy Fuels, Inc.	347,960	594,892
#	Enerplus Corp.	1,046,075	2,585,022
#	Ensign Energy Services, Inc.	617,495	308,874
*	Essential Energy Services Trust	43,937	4,428
#*	Fission Uranium Corp.	1,962,000	571,264
#	Freehold Royalties, Ltd.	447,473	1,195,978
#	Frontera Energy Corp.	244,929	504,688
*	GASFRAC Energy Services, Inc.	91,560	265
*	Gear Energy, Ltd.	886,356	109,186
	Gibson Energy, Inc.	940,791	15,494,307
#*	Gran Tierra Energy, Inc.	1,919,435	544,541
	High Arctic Energy Services, Inc.	34,100	15,020
	Husky Energy, Inc.	393,078	1,264,822
#	Inter Pipeline, Ltd.	188,516	1,766,304
#*	Kelt Exploration, Ltd.	835,581	1,066,739
	Keyera Corp.	132,152	2,008,746
*	Lightstream Resources, Ltd.	687,816	0
*	Manitok Energy, Inc.	2,187	0
#*	MEG Energy Corp.	2,543,536	6,722,250
	North American Construction Group, Ltd.	118,644	738,729
	North American Construction Group, Ltd.	9,342	58,855
#*	NuVista Energy, Ltd.	1,167,436	566,526
#*	Obsidian Energy, Ltd.	30,031	13,004
#*	Painted Pony Energy, Ltd.	707,149	258,691
#*	Paramount Resources, Ltd., Class A	332,422	466,575
*	Parex Resources, Inc.	786,291	9,509,809
#	Parkland Corp.	75,474	1,987,359
	Pason Systems, Inc.	379,526	1,810,572
#	Peyto Exploration & Development Corp.	1,089,938	1,619,304
*	PHX Energy Services Corp.	84,728	65,786

The Canadian Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
#	Pinnacle Renewable Energy, Inc.	40,506	$138,503
#	PrairieSky Royalty, Ltd.	1,029,307	6,462,706
#*	Precision Drilling Corp.	1,607,629	1,020,183
*	Pulse Seismic, Inc.	253,732	170,487
#*	Questerre Energy Corp., Class A	797,460	65,490
#	Secure Energy Services, Inc.	775,566	955,380
#*	Seven Generations Energy, Ltd., Class A	1,135,906	3,112,304
#	ShawCor, Ltd.	320,715	634,510
*	Storm Resources, Ltd.	5,600	6,313
#	Surge Energy, Inc.	1,634,247	390,428
#*	Tamarack Valley Energy, Ltd.	1,433,540	877,601
	TerraVest Industries, Inc.	3,700	42,264
#*	Tervita Corp.	62,996	177,307
#	Tidewater Midstream and Infrastructure, Ltd.	1,197,800	733,283
#	TORC Oil & Gas, Ltd.	879,841	1,096,969
	Total Energy Services, Inc.	223,963	351,131
*	Touchstone Exploration, Inc.	51,500	48,830
	Tourmaline Oil Corp.	1,058,147	10,759,612
	TransGlobe Energy Corp.	479,945	279,486
#*	Trican Well Service, Ltd.	1,556,047	1,057,153
#	Vermilion Energy, Inc.	524,924	2,139,748
	Vermilion Energy, Inc.	33,463	137,198
#	Whitecap Resources, Inc.	2,169,584	3,579,664
#*	Yangarra Resources, Ltd.	346,971	152,834
TOTAL ENERGY			113,094,328
FINANCIALS — (7.8%)
	AGF Management, Ltd., Class B	489,966	1,935,063
#	Alaris Royalty Corp.	173,725	1,722,400
#	Canaccord Genuity Group, Inc.	444,384	2,581,140
	Canadian Western Bank	456,902	7,777,346
#	Chesswood Group, Ltd.	56,542	203,044
	CI Financial Corp.	579,197	7,960,743
	Clairvest Group, Inc.	1,900	70,066
*	Echelon Financial Holdings, Inc.	15,650	67,883
	ECN Capital Corp.	2,488,693	8,769,742
	E-L Financial Corp., Ltd.	7,178	3,729,779
	Element Fleet Management Corp.	1,128,513	9,469,921
#	Equitable Group, Inc.	53,142	3,075,964
#	Fiera Capital Corp.	302,075	2,334,149
	Firm Capital Mortgage Investment Corp.	185,919	1,610,109
	First National Financial Corp.	53,893	1,388,516
#	Genworth MI Canada, Inc.	234,684	5,815,194
#	GMP Capital, Inc.	381,987	345,070
#	goeasy, Ltd.	39,839	1,671,248
	GoldMoney, Inc.	125,000	200,642
	Guardian Capital Group, Ltd., Class A	88,614	1,370,773
#*	Home Capital Group, Inc.	292,917	4,926,963
#	iA Financial Corp., Inc.	8,600	301,958
*	Kingsway Financial Services, Inc.	13,070	35,420
#	Laurentian Bank of Canada	412,090	8,168,270
#	Sprott, Inc.	140,658	5,342,985
	Timbercreek Financial Corp.	506,740	3,189,233
*	Trisura Group, Ltd.	31,411	1,869,722
TOTAL FINANCIALS			85,933,343
HEALTH CARE — (1.1%)
*	CRH Medical Corp.	380,960	893,064

The Canadian Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
#*	Cronos Group, Inc.	206,397	$1,351,900
#	Extendicare, Inc.	498,639	2,092,166
	HLS Therapeutics, Inc.	3,900	51,653
*	Knight Therapeutics, Inc.	808,695	4,177,961
#	Medical Facilities Corp.	269,569	772,813
#	Sienna Senior Living, Inc.	271,631	2,084,711
TOTAL HEALTH CARE			11,424,268
INDUSTRIALS — (10.8%)
	Aecon Group, Inc.	259,061	2,719,323
#	AG Growth International, Inc.	136,123	3,050,814
	Algoma Central Corp.	48,800	378,902
#*	ATS Automation Tooling Systems, Inc.	437,554	5,664,404
#	Badger Daylighting, Ltd.	140,856	3,046,473
#	Bird Construction, Inc.	255,438	1,308,227
#*	Black Diamond Group, Ltd.	321,392	415,102
	CAE, Inc.	97,762	1,459,587
	Calian Group, Ltd.	39,603	1,751,822
	CanWel Building Materials Group, Ltd.	337,453	1,471,295
	Cargojet, Inc.	9,284	1,150,094
	Cervus Equipment Corp.	47,197	250,176
#*	DIRTT Environmental Solutions	273,168	454,787
#	Exchange Income Corp.	56,748	1,127,376
#	Finning International, Inc.	885,513	12,627,047
*	GDI Integrated Facility Services, Inc.	11,700	265,367
	Hardwoods Distribution, Inc.	14,902	191,914
*	Heroux-Devtek, Inc.	239,845	1,701,092
#	Horizon North Logistics, Inc.	181,789	477,731
*	IBI Group, Inc.	113,900	481,298
	K-Bro Linen, Inc.	57,753	1,211,586
	Magellan Aerospace Corp.	112,778	561,596
	Morneau Shepell, Inc.	401,948	9,326,622
#	Mullen Group, Ltd.	376,027	2,695,031
#	NFI Group, Inc.	317,312	3,551,089
*	Patriot One Technologies, Inc.	104,500	72,556
	Richelieu Hardware, Ltd.	361,973	8,971,969
	Rocky Mountain Dealerships, Inc.	99,974	339,603
#	Russel Metals, Inc.	339,623	4,548,760
#	Savaria Corp.	184,973	1,868,442
#	SNC-Lavalin Group, Inc.	126,251	2,002,937
#	Stantec, Inc.	489,094	15,741,418
	TFI International, Inc.	481,820	20,906,625
#	Toromont Industries, Ltd.	1,514	82,536
#	Transcontinental, Inc., Class A	343,604	3,960,764
#	Wajax Corp.	90,980	647,989
#	Westshore Terminals Investment Corp.	203,386	2,610,180
TOTAL INDUSTRIALS			119,092,534
INFORMATION TECHNOLOGY — (5.9%)
	Absolute Software Corp.	303,292	3,586,655
#*	BlackBerry, Ltd.	869,494	4,122,055
#*	BlackBerry, Ltd.	1,540,551	7,302,212
*	Celestica, Inc.	36,408	301,094
*	Celestica, Inc.	575,408	4,751,213
*	Descartes Systems Group, Inc. (The)	19,744	1,111,572
	Enghouse Systems, Ltd.	263,395	14,927,257
	Evertz Technologies, Ltd.	154,739	1,440,588
*	EXFO, Inc.	60,487	251,530

The Canadian Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Kinaxis, Inc.	141,544	$21,493,934
*	Photon Control, Inc.	447,494	775,084
	Pivot Technology Solutions, Inc.	27,500	36,545
	Quarterhill, Inc.	883,458	1,305,944
#*	Sierra Wireless, Inc.	241,452	3,212,270
	Vecima Networks, Inc.	6,059	50,844
TOTAL INFORMATION TECHNOLOGY			64,668,797
MATERIALS — (32.4%)
#*	5N Plus, Inc.	501,465	651,423
#	Acadian Timber Corp.	68,540	827,935
	AirBoss of America Corp.	76,006	1,396,474
*	Alacer Gold Corp.	2,084,220	16,104,877
	Alamos Gold, Inc., Class A	2,141,531	22,655,185
#	Altius Minerals Corp.	190,340	1,456,557
#*	Americas Gold & Silver Corp.	86,596	290,282
*	Amerigo Resources, Ltd.	18,200	7,066
#*	Argonaut Gold, Inc.	1,690,143	3,533,093
	Caledonia Mining Corp. P.L.C.	540	12,382
*	Canfor Corp.	372,233	4,440,840
#	Canfor Pulp Products, Inc.	150,663	620,896
*	Capstone Mining Corp.	2,545,455	2,014,396
	Cascades, Inc.	472,362	5,385,022
	Centerra Gold, Inc.	1,300,006	16,305,278
#*	China Gold International Resources Corp., Ltd.	1,591,692	1,556,696
#*	Copper Mountain Mining Corp.	887,155	463,630
	Dundee Precious Metals, Inc.	1,011,751	7,629,016
*	Eldorado Gold Corp.	738,003	9,272,901
*	Eldorado Gold Corp.	74,100	932,919
#*	Endeavour Mining Corp.	675,295	18,195,071
#*	Endeavour Silver Corp.	555,055	2,415,895
*	Equinox Gold Corp.	39,464	470,519
#*	Equinox Gold Corp.	11,912	142,587
*	ERO Copper Corp.	98,067	1,180,216
#*	First Majestic Silver Corp.	713,181	9,520,087
*	First Majestic Silver Corp.	42,564	567,378
#*	First Mining Gold Corp.	749,400	276,944
#*	Fortuna Silver Mines, Inc.	648,478	4,342,714
*	Fortuna Silver Mines, Inc.	437,641	2,940,948
#*	Galiano Gold, Inc.	793,577	1,481,162
*	GoGold Resources, Inc.	40,000	46,885
*	Gold Standard Ventures Corp.	10,700	8,627
#*	Golden Star Resources, Ltd.	412,509	1,841,654
#*	Guyana Goldfields, Inc.	979,918	1,316,848
*	Hanfeng Evergreen, Inc.	45,837	0
#	Hudbay Minerals, Inc.	1,231,849	3,871,801
*	IAMGOLD Corp.	2,197,656	10,976,385
*	IAMGOLD Corp.	599,837	2,987,188
#*	Imperial Metals Corp.	346,592	778,858
*	Interfor Corp.	357,791	4,153,683
*	International Tower Hill Mines, Ltd.	13,001	22,227
#	Intertape Polymer Group, Inc.	267,454	3,194,792
*	IPL Plastics, Inc.	20,248	150,562
#*	Ivanhoe Mines, Ltd., Class A	3,084,210	10,868,245
#	Labrador Iron Ore Royalty Corp.	291,059	5,575,851
*	Largo Resources, Ltd.	573,711	436,885
#	Lucara Diamond Corp.	1,902,773	823,927
#*	Lundin Gold, Inc.	147,709	1,315,591
	Lundin Mining Corp.	3,900	21,837

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
*	Major Drilling Group International, Inc.	483,099	$2,196,478
*	Mandalay Resources Corp.	464	682
*	Marathon Gold Corp.	147,500	253,276
#	Methanex Corp.	140,382	2,601,278
#	Methanex Corp.	44,780	828,430
*	Minco Base Metals Corp.	2,780	0
*	New Gold, Inc.	3,795,542	6,234,046
#	Norbord, Inc.	184,183	5,989,783
#*	Northern Dynasty Minerals, Ltd.	76,877	123,398
*	OceanaGold Corp.	3,656,577	9,581,982
*	Orbite Technologies, Inc.	73,500	0
#*	Orla Mining, Ltd.	9,900	42,129
#	Osisko Gold Royalties, Ltd.	719,651	8,435,200
#*	Osisko Mining, Inc.	357,959	1,138,456
	Pan American Silver Corp.	363,621	13,587,089
*	PolyMet Mining Corp.	642,081	301,998
#*	Premier Gold Mines, Ltd.	998,349	2,034,785
#*	Pretium Resources, Inc.	293,903	2,783,261
#*	Pretium Resources, Inc.	455,178	4,315,772
#*	Roxgold, Inc.	1,208,860	1,498,158
#*	Sabina Gold & Silver Corp.	1,462,869	2,369,947
#*	Sandstorm Gold, Ltd.	1,058,655	10,195,714
#*	Seabridge Gold, Inc.	64,995	1,265,012
#*	SSR Mining, Inc.	711,103	17,041,626
#	Stelco Holdings, Inc.	37,984	218,923
#	Stella-Jones, Inc.	242,402	7,361,912
*	Stornoway Diamond Corp.	208,109	475
#*	Taseko Mines, Ltd.	1,358,326	872,119
*	Teranga Gold Corp.	634,563	7,404,694
#*	TMAC Resources, Inc.	15,407	17,254
*	Torex Gold Resources, Inc.	411,414	7,214,987
#*	Trevali Mining Corp.	2,703,289	201,821
#*	Turquoise Hill Resources, Ltd.	2,248,334	1,879,976
*	Wesdome Gold Mines Ltd.	825,773	8,452,236
#	West Fraser Timber Co., Ltd.	287,009	14,210,636
#	Western Forest Products, Inc.	2,215,370	1,736,637
#	Winpak, Ltd.	173,508	6,081,750
	Yamana Gold, Inc.	3,304,447	21,463,055
TOTAL MATERIALS			355,417,210
REAL ESTATE — (3.6%)
	Altus Group, Ltd.	261,893	8,341,002
	Bridgemarq Real Estate Services	53,069	498,023
	Colliers International Group, Inc.	165,544	8,954,170
	Colliers International Group, Inc.	4,163	224,844
	DREAM Unlimited Corp., Class A	246,187	3,291,806
	Information Services Corp.	17,674	233,155
#	Invesque, Inc.	191,266	405,484
*	Mainstreet Equity Corp.	31,349	1,597,349
	Melcor Developments, Ltd.	55,340	306,561
	Morguard Corp.	21,882	2,010,867
*	Real Matters, Inc.	334,320	7,437,930
	Tricon Residential, Inc.	927,994	6,651,045
TOTAL REAL ESTATE			39,952,236
UTILITIES — (6.8%)
#	AltaGas, Ltd.	159,000	1,991,877
	Atco, Ltd., Class I	37,239	1,158,775

The Canadian Small Company Series
CONTINUED
		Shares	Value»
UTILITIES — (Continued)
	Boralex, Inc., Class A	549,954	$14,345,734
	Capital Power Corp.	771,649	16,320,741
#	Innergex Renewable Energy, Inc.	800,557	13,740,568
*	Maxim Power Corp.	89,434	136,877
	Polaris Infrastructure, Inc.	115,463	1,233,548
#	Superior Plus Corp.	777,910	6,777,565
	TransAlta Corp.	1,784,708	11,671,986
	TransAlta Corp.	16,789	109,464
#	TransAlta Renewables, Inc.	614,934	7,161,873
TOTAL UTILITIES			74,649,008
TOTAL COMMON STOCKS			986,457,985
RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
#*	Just Energy Group, Inc. Rights 08/28/20	5,080	1,479
MATERIALS — (0.1%)
*	Pan American Silver Corp. Rights 02/22/29	1,876,416	1,566,808
TOTAL RIGHTS/WARRANTS			1,568,287
TOTAL INVESTMENT SECURITIES (Cost $1,008,091,432)			988,026,272

			Value†
SECURITIES LENDING COLLATERAL — (10.1%)
@§	The DFA Short Term Investment Fund	9,605,952	111,150,465
TOTAL INVESTMENTS — (100.0%)
(Cost $1,119,219,071)^^			$1,099,176,737
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,177,069	—	—	$10,177,069
Consumer Discretionary	50,853,081	$1,815,476	—	52,668,557
Consumer Staples	59,380,635	—	—	59,380,635
Energy	113,094,063	265	—	113,094,328
Financials	85,933,343	—	—	85,933,343
Health Care	11,424,268	—	—	11,424,268
Industrials	119,092,534	—	—	119,092,534
Information Technology	64,668,797	—	—	64,668,797
Materials	355,404,353	12,857	—	355,417,210
Real Estate	39,952,236	—	—	39,952,236
Utilities	74,649,008	—	—	74,649,008
Rights/Warrants
Energy	—	1,479	—	1,479
Materials	—	1,566,808	—	1,566,808
Securities Lending Collateral	—	111,150,465	—	111,150,465
TOTAL	$984,629,387	$114,547,350	—	$1,099,176,737

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.3%)
BRAZIL — (4.7%)
#	Ambev SA, ADR	4,308,999	$11,548,117
	Atacadao SA	247,864	1,066,235
*	B2W Cia Digital	135,195	3,092,363
	B3 SA - Brasil Bolsa Balcao	1,206,957	14,678,159
	Banco Bradesco SA, ADR	780,518	3,293,786
	Banco Bradesco SA	745,724	2,963,426
	Banco BTG Pactual SA	210,458	3,486,554
	Banco do Brasil SA	467,950	3,012,290
	Banco Santander Brasil SA	249,962	1,432,242
	BB Seguridade Participacoes SA	636,043	3,393,254
	Braskem SA, Sponsored ADR	125,533	1,103,435
*	BRF SA	588,923	2,336,929
	CCR SA	2,445,817	7,014,104
	Centrais Eletricas Brasileiras SA	107,077	758,245
	Cia Brasileira de Distribuicao	330,306	4,495,639
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	3,359,695
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	473,555
	Cia Energetica de Minas Gerais	150,700	353,021
	Cia Paranaense de Energia, Sponsored ADR	8,700	109,185
	Cia Paranaense de Energia	19,900	253,187
#	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	1,213,561
	Cia Siderurgica Nacional SA	1,343,065	3,153,913
	Cielo SA	721,236	742,452
	Cogna Educacao	1,463,872	2,323,540
	Cosan SA	286,726	4,968,807
	CPFL Energia SA	121,800	733,151
	Energisa SA	228,135	2,149,473
	Engie Brasil Energia SA	171,376	1,516,794
	Equatorial Energia SA	1,660,526	8,126,679
#	Gerdau SA, Sponsored ADR	84,101	280,897
	Gerdau SA	107,316	303,029
	Hapvida Participacoes e Investimentos SA	90,409	1,128,954
	Hypera SA	382,463	2,648,218
	IRB Brasil Resseguros SA	434,814	664,322
	Itau Unibanco Holding SA	312,203	1,490,229
	JBS SA	1,943,203	8,023,807
	Klabin SA	1,710,990	6,776,328
	Localiza Rent a Car SA	718,414	7,012,612
	Lojas Americanas SA	148,413	875,989
	Lojas Renner SA	1,008,565	7,952,052
	Magazine Luiza SA	972,180	15,041,483
	Natura & Co. Holding SA	714,078	6,439,166
	Notre Dame Intermedica Participacoes S.A.	577,192	7,386,748
	Petrobras Distribuidora SA	990,655	4,310,870
	Petroleo Brasileiro SA, Sponsored ADR	1,299,604	11,085,622
	Petroleo Brasileiro SA, Sponsored ADR	556,265	4,822,818
	Petroleo Brasileiro SA	3,033,556	13,200,625
	Porto Seguro SA	250,037	2,589,738
	Raia Drogasil SA	299,837	7,133,023
*	Rumo SA	1,113,809	4,744,292
	Sul America SA	557,325	5,416,679
*	Suzano SA	626,980	5,048,003
#*	Suzano SA, Sponsored ADR	82,830	663,468
	TIM Participacoes SA	829,736	2,505,170
	Ultrapar Participacoes SA	1,019,063	3,699,965

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA, Sponsored ADR	22,860	$82,296
	Vale SA, Sponsored ADR	1,665,739	19,389,196
	Vale SA	3,260,013	37,939,896
	WEG SA	363,333	4,690,931
TOTAL BRAZIL			286,498,217
CHILE — (0.7%)
	AES Gener SA	2,206,453	378,302
	Aguas Andinas SA, Class A	4,770,656	1,677,096
#	Banco de Chile, ADR	128,472	2,389,585
	Banco de Credito e Inversiones SA	44,288	1,579,492
	Banco Santander Chile, ADR	169,251	2,895,884
	Cencosud SA	2,385,792	4,156,685
	Cia Cervecerias Unidas SA	109,017	846,867
	Cia Cervecerias Unidas SA, Sponsored ADR	78,166	1,170,145
	Colbun SA	10,640,694	1,925,433
	Embotelladora Andina SA, ADR, Class B	24,029	350,823
	Empresa Nacional de Telecomunicaciones SA	260,143	1,854,944
	Empresas CMPC SA	1,559,115	3,453,671
	Empresas COPEC SA	283,053	2,310,606
	Enel Americas SA, ADR	1,098,215	8,313,488
	Enel Chile SA, ADR	765,346	3,199,147
	Falabella SA	654,715	2,334,994
	Itau CorpBanca Chile SA	230,156,042	814,451
#	Itau CorpBanca Chile SA, ADR	16,427	84,599
	Parque Arauco SA	43,325	74,110
	Plaza SA	74,670	132,068
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	143,818	4,393,640
TOTAL CHILE			44,336,030
CHINA — (32.0%)
	360 Security Technology, Inc., Class A	15,700	43,672
*	51job, Inc., ADR	36,065	2,448,092
*	58.com, Inc., ADR	98,295	5,442,594
	AAC Technologies Holdings, Inc.	1,726,500	13,611,670
	Accelink Technologies Co Ltd, Class A	20,400	94,799
	AECC Aero-Engine Control Co., Ltd., Class A	11,100	29,082
	AECC Aviation Power Co., Ltd., Class A	79,700	421,286
	Agile Group Holdings, Ltd.	4,030,000	5,113,774
	Agricultural Bank of China, Ltd., Class H	22,163,000	7,866,697
	Aier Eye Hospital Group Co., Ltd., Class A	118,448	769,463
	Air China, Ltd., Class H	4,598,000	2,856,926
	Aisino Corp., Class A	93,200	233,327
*	Alibaba Group Holding, Ltd., Sponsored ADR	852,091	213,891,883
*	Alibaba Health Information Technology, Ltd.	1,284,000	3,554,223
*	Alibaba Pictures Group, Ltd.	1,070,000	149,347
#*	Aluminum Corp. of China, Ltd., ADR	62,341	398,982
*	Aluminum Corp. of China, Ltd., Class H	3,820,000	985,342
	Angang Steel Co., Ltd., Class H	2,312,200	648,623
	Angel Yeast Co., Ltd., Class A	23,300	219,940
	Anhui Anke Biotechnology Group Co., Ltd., Class A	9,200	27,924
	Anhui Conch Cement Co., Ltd., Class H	1,711,000	12,938,832
	Anhui Gujing Distillery Co., Ltd., Class A	14,516	442,606
*	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	58,800	78,136
	Anhui Kouzi Distillery Co., Ltd., Class A	53,100	380,645
	ANTA Sports Products, Ltd.	912,000	8,657,604
	Apeloa Pharmaceutical Co., Ltd., Class A	88,320	301,639
	Asymchem Laboratories Tianjin Co., Ltd., Class A	2,900	90,772

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Autobio Diagnostics Co., Ltd., Class A	3,700	$86,261
	Avary Holding Shenzhen Co., Ltd., Class A	14,876	108,513
	AVIC Aircraft Co., Ltd., Class A	50,900	172,949
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	15,100	94,286
	AVIC Shenyang Aircraft Co., Ltd., Class A	30,900	283,022
	AVICOPTER PLC, Class A	9,900	73,050
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	90,250	87,720
	BAIC Motor Corp., Ltd., Class H	3,096,500	1,510,050
*	Baidu, Inc., Sponsored ADR	235,558	28,125,625
	Bank of Beijing Co., Ltd., Class A	154,700	107,030
	Bank of Changsha Co., Ltd., Class A	90,084	110,189
	Bank of China, Ltd., Class H	47,943,181	15,965,501
	Bank of Communications Co., Ltd., Class H	7,111,515	3,947,504
	Bank of Guiyang Co., Ltd., Class A	126,400	138,301
	Bank of Hangzhou Co., Ltd., Class A	190,400	257,571
	Bank of Jiangsu Co., Ltd., Class A	682,800	591,624
	Bank of Nanjing Co., Ltd., Class A	103,200	114,685
	Bank of Ningbo Co., Ltd., Class A	54,100	224,404
	Bank of Shanghai Co., Ltd., Class A	113,552	134,753
	Baoshan Iron & Steel Co., Ltd., Class A	651,400	459,397
	BBMG Corp., Class H	1,819,500	399,458
*	BeiGene Ltd.	1,600	26,299
*	BeiGene, Ltd., ADR	3,348	699,732
	Beijing Capital Co., Ltd., Class A	375,200	177,470
	Beijing Capital Development Co., Ltd., Class A	73,900	71,448
	Beijing Dabeinong Technology Group Co., Ltd., Class A	133,652	207,147
	Beijing E-Hualu Information Technology Co., Ltd., Class A	15,400	110,660
	Beijing Enterprises Holdings, Ltd.	719,472	2,517,817
	Beijing Enterprises Water Group, Ltd.	6,332,000	2,691,029
	Beijing Kunlun Tech Co., Ltd., Class A	97,700	377,623
	Beijing New Building Materials PLC, Class A	19,700	86,975
	Beijing Orient Landscape & Environment Co., Ltd., Class A	30,800	22,389
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	10,500	20,752
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	80,804	634,720
	Beijing Originwater Technology Co., Ltd., Class A	118,600	145,766
	Beijing Shiji Information Technology Co., Ltd., Class A	25,100	132,137
*	Beijing Shougang Co., Ltd., Class A	14,600	9,174
	Beijing Shunxin Agriculture Co., Ltd., Class A	9,700	86,064
	Beijing Sinnet Technology Co., Ltd., Class A	5,800	21,758
	Beijing Thunisoft Corp., Ltd., Class A	6,300	23,969
	Beijing Tiantan Biological Products Corp., Ltd., Class A	32,047	228,263
	Beijing Tongrentang Co., Ltd., Class A	12,900	50,026
	Beijing Yanjing Brewery Co., Ltd., Class A	112,400	123,374
*	Berry Genomics Co., Ltd., Class A	24,500	315,481
	Betta Pharmaceuticals Co., Ltd., Class A	2,500	49,573
	BGI Genomics Co., Ltd., Class A	3,000	70,587
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	69,200	75,794
	BOE Technology Group Co., Ltd., Class A	1,281,100	857,520
*	Bohai Leasing Co., Ltd., Class A	447,000	196,743
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	4,500	32,504
	Bright Dairy & Food Co., Ltd., Class A	17,700	47,834
	Brilliance China Automotive Holdings, Ltd.	1,110,000	1,133,479
	BTG Hotels Group Co., Ltd., Class A	13,900	35,205
	BYD Co., Ltd., Class H	1,095,886	10,325,088
	BYD Electronic International Co., Ltd.	590,000	2,071,267
	C&S Paper Co., Ltd., Class A	59,700	208,792
	CGN Power Co., Ltd., Class H	5,516,000	1,160,815
	Chacha Food Co., Ltd., Class A	8,100	67,236

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun High & New Technology Industry Group, Inc., Class A	14,900	$1,061,576
	Chaozhou Three-Circle Group Co., Ltd., Class A	29,400	120,588
	Chengdu Hongqi Chain Co., Ltd., Class A	15,200	21,853
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	3,600	24,643
*	China Aerospace Times Electronics Co., Ltd., Class A	95,100	101,215
	China Avionics Systems Co., Ltd., Class A	24,500	61,431
	China Baoan Group Co., Ltd., Class A	43,000	51,520
	China Cinda Asset Management Co., Ltd., Class H	12,693,000	2,393,735
	China CITIC Bank Corp., Ltd., Class H	13,281,928	5,795,236
	China Coal Energy Co., Ltd., Class H	3,334,777	826,473
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	655,136
	China Communications Construction Co., Ltd., Class H	4,943,000	2,879,401
	China Communications Services Corp., Ltd., Class H	3,736,000	2,421,961
	China Conch Venture Holdings, Ltd.	2,355,000	10,130,502
	China Construction Bank Corp., Class H	76,613,590	55,861,304
#	China Eastern Airlines Corp., Ltd., ADR	11,904	210,939
#	China Eastern Airlines Corp., Ltd., Class H	3,272,000	1,163,185
	China Everbright Bank Co., Ltd., Class H	4,683,000	1,759,951
	China Everbright International, Ltd.	1,091,703	674,893
#	China Evergrande Group	3,952,000	11,101,969
	China Film Co., Ltd., Class A	47,900	99,787
	China Fortune Land Development Co., Ltd., Class A	41,411	102,975
	China Galaxy Securities Co., Ltd., Class H	5,089,500	3,044,382
	China Gas Holdings, Ltd.	4,018,200	12,085,637
	China Gezhouba Group Co., Ltd., Class A	118,300	113,070
*	China Grand Automotive Services Group Co., Ltd., Class A	246,400	137,494
	China Greatwall Technology Group Co., Ltd., Class A	54,200	142,442
	China Hongqiao Group, Ltd.	2,630,000	1,510,483
	China Huarong Asset Management Co., Ltd., Class H	15,246,000	1,732,880
*	China International Capital Corp., Ltd., Class H	2,534,800	5,994,713
	China International Marine Containers Group Co., Ltd., Class H	321,520	307,053
#	China Jinmao Holdings Group, Ltd.	6,422,000	4,372,821
	China Jushi Co., Ltd., Class A	283,700	562,079
#	China Life Insurance Co., Ltd., ADR	455,615	5,230,460
	China Life Insurance Co., Ltd., Class H	1,387,000	3,181,656
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	2,057,434
	China Meheco Co., Ltd., Class A	55,300	128,852
	China Mengniu Dairy Co., Ltd.	3,566,000	16,733,338
	China Merchants Bank Co., Ltd., Class H	3,814,554	17,802,466
	China Merchants Port Holdings Co., Ltd.	1,362,638	1,559,067
#*	China Merchants Securities Co., Ltd., Class H	412,200	504,544
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	168,800	412,343
	China Minsheng Banking Corp., Ltd., Class H	9,083,100	5,720,997
	China Mobile, Ltd.	1,195,500	8,160,644
	China Mobile, Ltd., Sponsored ADR	985,751	33,574,679
	China Molybdenum Co., Ltd., Class H	4,239,966	1,722,175
	China National Accord Medicines Corp., Ltd., Class A	25,200	179,790
	China National Building Material Co., Ltd., Class H	10,930,000	16,974,118
	China National Chemical Engineering Co., Ltd., Class A	182,300	150,431
	China National Medicines Corp., Ltd., Class A	10,900	68,688
	China National Nuclear Power Co., Ltd., Class A	1,278,490	795,229
	China Oilfield Services, Ltd., Class H	4,074,000	3,178,701
	China Overseas Land & Investment, Ltd.	8,252,500	25,146,660
	China Pacific Insurance Group Co., Ltd., Class H	4,439,200	12,862,231
	China Petroleum & Chemical Corp., ADR	85,194	3,621,584
	China Petroleum & Chemical Corp., Class H	18,710,800	7,971,190
	China Railway Construction Corp., Ltd., Class H	3,049,000	2,438,698
	China Railway Group, Ltd., Class H	5,812,000	2,942,152
	China Railway Hi-tech Industry Co., Ltd., Class A	96,300	131,132

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Railway Signal & Communication Corp., Ltd., Class H	1,963,000	$853,985
	China Reinsurance Group Corp., Class H	7,224,000	792,564
	China Resources Beer Holdings Co., Ltd.	1,481,611	10,303,111
	China Resources Cement Holdings, Ltd.	6,138,000	8,403,496
	China Resources Gas Group, Ltd.	2,102,000	10,368,112
	China Resources Land, Ltd.	5,224,666	21,775,936
	China Resources Pharmaceutical Group, Ltd.	1,144,500	650,054
	China Resources Power Holdings Co., Ltd.	2,194,517	2,797,771
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	68,758	298,696
	China Shenhua Energy Co., Ltd., Class H	5,205,500	8,619,231
	China South Publishing & Media Group Co., Ltd., Class A	13,800	21,099
*	China Southern Airlines Co., Ltd., Sponsored ADR	11,404	261,608
#*	China Southern Airlines Co., Ltd., Class H	4,054,000	1,881,060
	China Spacesat Co., Ltd., Class A	7,000	35,544
	China State Construction Engineering Corp., Ltd., Class A	1,611,400	1,161,189
	China State Construction International Holdings, Ltd.	332,250	196,601
	China Taiping Insurance Holdings Co., Ltd.	3,127,306	5,549,058
	China Telecom Corp., Ltd., ADR	55,096	1,634,698
	China Telecom Corp., Ltd., Class H	3,440,000	1,021,424
*	China Tianying, Inc., Class A	40,400	30,047
	China Tourism Group Duty Free Corp., Ltd., Class A	65,400	2,278,920
	China Tower Corp., Ltd., Class H	2,868,000	521,772
	China Unicom Hong Kong, Ltd.	6,624,000	3,684,442
#	China Unicom Hong Kong, Ltd., ADR	549,731	3,051,007
	China United Network Communications, Ltd., Class A	1,444,368	1,051,623
	China Vanke Co., Ltd., Class H	1,910,400	6,022,385
	China West Construction Group Co., Ltd., Class A	43,200	64,804
	China Yangtze Power Co., Ltd., Class A	652,547	1,717,477
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	28,600	51,927
	Chongqing Brewery Co., Ltd., Class A	4,000	41,738
*	Chongqing Changan Automobile Co., Ltd., Class A	135,100	214,593
	Chongqing Department Store Co., Ltd., Class A	5,000	23,132
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	66,300	374,597
	Chongqing Rural Commercial Bank Co., Ltd., Class H	5,378,000	2,179,997
	Chongqing Zhifei Biological Products Co., Ltd., Class A	58,600	1,560,791
	CIFI Holdings Group Co., Ltd.	4,673,191	4,200,840
	CITIC Securities Co., Ltd., Class H	1,559,500	3,636,561
	CITIC, Ltd.	11,427,000	10,725,280
	CNHTC Jinan Truck Co., Ltd., Class A	19,703	103,237
	CNOOC, Ltd.	12,017,000	12,683,946
	CNOOC, Ltd., Sponsored ADR	116,097	12,265,648
	COFCO Biotechnology Co., Ltd., Class A	21,900	25,057
	Contemporary Amperex Technology Co., Ltd., Class A	74,500	2,242,227
*	COSCO SHIPPING Holdings Co., Ltd., Class H	4,016,500	1,513,553
	Country Garden Holdings Co., Ltd.	14,026,087	18,012,355
	Country Garden Services Holdings Co., Ltd.	1,687,492	10,181,233
	CRRC Corp., Ltd., Class H	4,225,000	1,838,970
#	CSC Financial Co., Ltd., Class H	854,000	1,282,230
	CSPC Pharmaceutical Group, Ltd.	8,020,000	16,891,396
	D&O Home Collection Co., Ltd., Class A	10,900	60,661
	Dali Foods Group Co., Ltd.	4,627,500	2,828,106
	Daqin Railway Co., Ltd., Class A	301,300	280,057
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	4,200	46,034
	Datang International Power Generation Co., Ltd., Class H	3,446,000	453,762
	Dawning Information Industry Co., Ltd., Class A	35,600	227,279
	Dian Diagnostics Group Co., Ltd., Class A	6,400	34,412
	Digital China Group Co., Ltd., Class A	33,800	115,533
	Dong-E-E-Jiao Co Ltd, Class A	22,300	130,192
	Dongfeng Motor Group Co., Ltd., Class H	4,288,000	3,069,702

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	East Money Information Co., Ltd., Class A	172,100	$657,163
*	Easysight Supply Chain Management Co., Ltd., Class A	13,100	26,148
	ENN Ecological Holdings Co., Ltd., Class A	14,100	24,135
	ENN Energy Holdings, Ltd.	848,700	10,287,733
	Eoptolink Technology, Inc., Ltd., Class A	5,100	53,182
	Eve Energy Co., Ltd., Class A	65,105	560,853
#	Everbright Securities Co., Ltd., Class H	466,600	522,099
*	Fangda Carbon New Material Co., Ltd., Class A	276,347	271,351
*	Fangda Special Steel Technology Co., Ltd., Class A	172,400	139,993
*	FAW Jiefang Group Co., Ltd.	174,000	337,106
	Financial Street Holdings Co., Ltd., Class A	105,300	104,086
	Focus Media Information Technology Co., Ltd., Class A	591,500	514,188
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	98,232	2,109,728
	Fosun International, Ltd.	4,065,722	4,636,021
	Fujian Star-net Communication Co., Ltd., Class A	12,700	60,078
	Fujian Sunner Development Co., Ltd., Class A	70,563	290,405
	Fuyao Glass Industry Group Co., Ltd., Class H	1,160,400	3,239,965
	Gansu Qilianshan Cement Group Co., Ltd., Class A	60,100	183,852
	Gansu Shangfeng Cement Co., Ltd., Class A	26,771	115,958
	G-bits Network Technology Xiamen Co., Ltd., Class A	3,100	275,365
#*	GDS Holdings, Ltd., ADR	42,039	3,375,311
	Geely Automobile Holdings, Ltd.	9,846,000	20,654,776
	GEM Co., Ltd., Class A	100,200	76,830
	GF Securities Co., Ltd., Class H	1,637,200	1,964,716
	Gigadevice Semiconductor Beijing, Inc., Class A	10,682	356,518
	Glodon Co., Ltd., Class A	8,600	94,312
	GoerTek, Inc., Class A	180,000	1,106,644
	Grandblue Environment Co., Ltd., Class A	4,600	17,567
	Grandjoy Holdings Group Co., Ltd., Class A	12,600	9,898
	Great Wall Motor Co., Ltd., Class H	4,947,500	4,829,929
	Gree Electric Appliances, Inc., Class A	153,933	1,254,483
*	Gree Real Estate Co., Ltd., Class A	60,500	115,051
	Greenland Holdings Corp., Ltd., Class A	192,700	225,399
#*	GSX Techedu, Inc., ADR	18,400	1,639,808
	Guangdong Haid Group Co., Ltd., Class A	49,700	454,879
*	Guangdong HEC Technology Holding Co., Ltd., Class A	338,100	350,717
	Guangdong Hongda Blasting Co., Ltd., Class A	18,800	151,644
	Guangdong Investment, Ltd.	2,084,000	3,369,359
	Guangdong Tapai Group Co., Ltd., Class A	109,417	245,563
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	16,900	120,471
*	Guanghui Energy Co., Ltd., Class A	92,800	39,103
	Guangshen Railway Co., Ltd., Sponsored ADR	8,843	85,512
	Guangzhou Automobile Group Co., Ltd., Class H	2,917,162	2,788,155
	Guangzhou Baiyun International Airport Co., Ltd., Class A	42,200	85,931
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	356,000	1,084,157
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	5,900	81,594
	Guangzhou R&F Properties Co., Ltd., Class H	3,320,800	3,832,752
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	10,300	153,308
	Guangzhou Wondfo Biotech Co., Ltd., Class A	3,900	54,565
	Guizhou Space Appliance Co., Ltd., Class A	5,500	36,085
*	Guocheng Mining Co., Ltd., Class A	8,200	28,089
	Guosen Securities Co., Ltd., Class A	39,300	74,271
	Guotai Junan Securities Co., Ltd., Class H	570,200	943,778
	Haier Electronics Group Co., Ltd.	2,965,000	10,271,893
	Haier Smart Home Co., Ltd., Class A	197,800	510,122
	Hainan Poly Pharm Co., Ltd., Class A	7,967	50,807
	Hainan Strait Shipping Co., Ltd., Class A	24,800	39,555
	Haisco Pharmaceutical Group Co., Ltd., Class A	14,100	58,445
*	Haitong Securities Co., Ltd., Class H	3,485,200	3,242,387

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	151,100	$101,911
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	356,528	1,890,293
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	28,500	75,130
	Hangzhou Tigermed Consulting Co., Ltd., Class A	6,100	94,118
	Han's Laser Technology Industry Group Co. Ltd., Class A	66,500	380,977
	Hefei Meiya Optoelectronic Technology, Inc., Class A	8,334	71,488
	Heilongjiang Agriculture Co., Ltd., Class A	18,200	50,002
	Henan Shuanghui Investment & Development Co., Ltd., Class A	118,629	928,985
	Hengan International Group Co., Ltd.	1,801,500	15,125,578
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	162,321	274,330
	Hengli Petrochemical Co., Ltd.,, Class A	191,300	445,982
	Hengtong Optic-electric Co., Ltd., Class A	116,300	276,479
	Hengyi Petrochemical Co., Ltd., Class A	119,188	173,307
*	Hesteel Co., Ltd., Class A	610,700	197,073
	Hithink RoyalFlush Information Network Co., Ltd., Class A	15,681	321,310
	HLA Corp., Ltd., Class A	81,200	70,875
	Holitech Technology Co., Ltd., Class A	85,900	64,724
	Hongfa Technology Co., Ltd., Class A	59,589	359,277
	Huadian Power International Corp., Ltd., Class H	1,738,000	527,261
	Huadong Medicine Co., Ltd., Class A	126,400	503,926
	Hualan Biological Engineering, Inc., Class A	37,400	348,174
	Huaneng Power International, Inc., Sponsored ADR	33,132	561,256
	Huaneng Power International, Inc., Class H	2,986,000	1,275,687
	Huatai Securities Co., Ltd., Class H	1,677,200	3,032,529
	Huaxi Securities Co., Ltd., Class A	19,500	35,620
	Huaxia Bank Co., Ltd., Class A	93,800	85,471
	Huaxin Cement Co., Ltd., Class A	95,500	375,201
	Huayu Automotive Systems Co., Ltd., Class A	184,700	554,921
#	Huazhu Group, Ltd., ADR	182,824	6,276,348
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	238,300	196,078
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	13,400	48,633
	Huishang Bank Corp., Ltd., Class H	646,800	212,950
	Hunan Aihua Group Co., Ltd., Class A	11,700	53,475
*	Hunan Dakang International Food & Agriculture Co., Ltd., Class A	64,300	24,331
	Hunan Valin Steel Co., Ltd., Class A	497,400	319,227
	Hundsun Technologies, Inc., Class A	14,980	235,018
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	235,300	394,614
	Iflytek Co., Ltd., Class A	61,000	320,095
	Industrial & Commercial Bank of China, Ltd., Class H	51,034,185	29,903,038
	Industrial Bank Co., Ltd., Class A	152,000	340,974
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	1,173,400	196,717
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	175,400	187,979
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	257,200	1,349,304
	Inspur Electronic Information Industry Co., Ltd., Class A	27,684	151,793
	Jafron Biomedical Co., Ltd., Class A	10,500	110,459
*	JD.com, Inc., ADR	285,375	18,204,071
	Jiajiayue Group Co., Ltd., Class A	25,600	159,258
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	115,500	123,270
	Jiangsu Eastern Shenghong Co., Ltd., Class A	138,440	116,447
	Jiangsu Expressway Co., Ltd., Class H	1,388,000	1,488,811
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	39,998	349,441
	Jiangsu Hengrui Medicine Co., Ltd., Class A	169,796	2,297,944
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,132	46,528
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	41,812	260,557
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	14,700	36,399
	Jiangsu Shagang Co., Ltd., Class A	45,400	70,537
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	77,000	1,491,096
	Jiangsu Yangnong Chemical Co., Ltd., Class A	17,100	235,011

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yoke Technology Co., Ltd., Class A	3,000	$25,992
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	9,200	48,460
	Jiangsu Zhongtian Technology Co., Ltd., Class A	99,300	167,056
	Jiangsu Zijin Rural Commer Co., Ltd., Class A	61,800	38,707
	Jiangxi Copper Co., Ltd., Class H	1,516,000	1,811,978
	Jiangxi Zhengbang Technology Co., Ltd., Class A	181,700	561,958
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	21,600	53,762
	Jinduicheng Molybdenum Co., Ltd., Class A	77,400	73,939
	Jinke Properties Group Co., Ltd., Class A	56,300	70,164
	JiuGui Liquor Co., Ltd., Class A	3,000	29,555
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	41,970	119,537
	Jointown Pharmaceutical Group Co., Ltd., Class A	59,500	159,656
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	14,600	146,880
	Joyoung Co., Ltd., Class A	53,600	300,184
*	JOYY, Inc., ADR	63,433	5,063,222
	Juewei Food Co., Ltd., Class A	16,200	198,754
	Juneyao Airlines Co., Ltd., Class A	45,800	61,115
	Kingdee International Software Group Co., Ltd.	865,000	2,392,441
	Kingsoft Corp., Ltd.	419,000	2,135,021
	Kunlun Energy Co., Ltd.	9,690,000	8,118,012
	Kweichow Moutai Co., Ltd., Class A	45,793	11,013,566
	KWG Group Holdings, Ltd.	1,036,500	1,848,756
	Laobaixing Pharmacy Chain JSC, Class A	16,087	239,862
	Lenovo Group, Ltd.	19,511,278	11,762,305
	Lens Technology Co., Ltd., Class A	130,000	610,789
	Lepu Medical Technology Beijing Co., Ltd., Class A	72,900	448,424
	Leyard Optoelectronic Co., Ltd., Class A	56,900	58,608
	Li Ning Co., Ltd.	2,852,000	9,192,583
	LianChuang Electronic Technology Co., Ltd., Class A	49,539	83,179
	Liaoning Cheng Da Co., Ltd., Class A	71,300	285,659
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	13,300	31,168
*	Lingyi iTech Guangdong Co., Class A	113,900	193,612
	Liuzhou Iron & Steel Co., Ltd., Class A	27,600	19,730
	Livzon Pharmaceutical Group, Inc., Class H	49,600	233,240
	Logan Group Co., Ltd.	3,728,000	6,460,683
	Long Yuan Construction Group Co., Ltd., Class A	17,300	21,140
	Longfor Group Holdings, Ltd.	2,962,500	14,640,781
	LONGi Green Energy Technology Co., Ltd., Class A	234,800	1,917,665
	Longshine Technology Group Co., Ltd., Class A	4,600	11,546
	Luenmei Quantum Co., Ltd., Class A	21,560	45,115
	Luxi Chemical Group Co., Ltd., Class A	85,200	137,455
	Luxshare Precision Industry Co., Ltd., Class A	251,024	2,118,609
	Luzhou Laojiao Co., Ltd., Class A	62,829	1,062,649
	Maccura Biotechnology Co., Ltd., Class A	23,200	168,579
*	Mango Excellent Media Co., Ltd., Class A	35,992	351,331
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	52,557	115,944
*	Meituan Dianping, Class B	394,500	9,762,491
	Metallurgical Corp. of China, Ltd., Class H	3,852,000	651,643
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	1,700	30,495
	Ming Yang Smart Energy Group, Ltd.	28,900	66,172
	MLS Co., Ltd., Class A	78,500	199,961
	Momo, Inc., Sponsored ADR	331,507	6,122,934
	Muyuan Foodstuff Co., Ltd., Class A	140,905	1,846,173
	NanJi E-Commerce Co., Ltd., Class A	77,000	216,193
	Nanjing Iron & Steel Co., Ltd., Class A	423,700	199,799
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	8,580	58,078
*	Nanyang Topsec Technologies Group, Inc., Class A	28,600	96,269
	NARI Technology Co., Ltd., Class A	113,800	346,971
	NAURA Technology Group Co., Ltd., Class A	5,500	163,736

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NetEase, Inc., ADR	66,818	$30,630,708
	New China Life Insurance Co., Ltd., Class H	1,003,200	3,925,406
	New Hope Liuhe Co., Ltd., Class A	127,900	596,417
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	93,806	13,151,601
	Newland Digital Technology Co., Ltd., Class A	18,600	45,972
	Nine Dragons Paper Holdings, Ltd.	3,293,000	3,458,747
	Ninestar Corp., Class A	39,800	217,132
	Ningbo Zhoushan Port Co., Ltd., Class A	412,900	246,604
#*	NIO, Inc., ADR	288,313	3,442,457
	Northeast Securities Co., Ltd., Class A	17,900	28,770
	Offshore Oil Engineering Co., Ltd., Class A	227,700	157,099
	OFILM Group Co., Ltd., Class A	153,400	426,777
	Opple Lighting Co., Ltd., Class A	7,237	31,101
	Orient Securities Co., Ltd., Class H	1,280,000	861,961
	Oriental Pearl Group Co., Ltd., Class A	133,200	193,469
*	Ourpalm Co., Ltd., Class A	59,700	80,293
	Ovctek China, Inc., Class A	6,900	64,660
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	295,200	93,169
	PCI-Suntek Technology Co., Ltd., Class A	21,100	28,167
	People's Insurance Co. Group of China, Ltd. (The), Class H	7,749,000	2,521,215
	Perfect World Co., Ltd., Class A	40,800	224,418
#	PetroChina Co., Ltd., ADR	118,623	4,086,562
	PetroChina Co., Ltd., Class H	10,762,000	3,742,512
	PICC Property & Casualty Co., Ltd., Class H	8,297,198	6,556,783
*	Pinduoduo, Inc., ADR	66,289	6,085,330
	Ping An Bank Co., Ltd., Class A	562,800	1,074,813
*	Ping An Healthcare and Technology Co., Ltd.	208,800	3,567,905
	Ping An Insurance Group Co. of China, Ltd., Class H	5,575,000	58,823,058
*	Polaris Bay Group Co., Ltd., Class A	17,000	32,861
	Poly Developments and Holdings Group Co., Ltd., Class A	361,783	807,442
	Postal Savings Bank of China Co., Ltd., Class H	6,028,000	3,321,061
	Power Construction Corp. of China, Ltd., Class A	581,300	350,807
	Qianhe Condiment and Food Co., Ltd., Class A	6,600	32,853
	Qingdao Hanhe Cable Co., Ltd., Class A	53,581	39,527
	Qingdao Port International Co., Ltd., Class H	164,000	92,875
	Qingdao TGOOD Electric Co., Ltd., Class A	13,200	39,781
	Red Star Macalline Group Corp., Ltd., Class H	510,629	349,945
	Rongsheng Petro Chemical Co., Ltd., Class A	47,300	113,273
	SAIC Motor Corp, Ltd., Class A	254,600	663,055
	Sailun Group Co., Ltd., Class A	38,800	22,053
	Sanan Optoelectronics Co., Ltd., Class A	146,200	563,692
	Sangfor Technologies, Inc., Class A	1,900	58,261
	Sansteel Minguang Co., Ltd. Fujian, Class A	323,100	329,979
	Sany Heavy Industry Co., Ltd., Class A	421,234	1,274,133
	SDIC Power Holdings Co., Ltd., Class A	90,100	111,273
	Sealand Securities Co., Ltd., Class A	144,000	116,183
#	Seazen Group, Ltd.	5,844,000	5,542,160
*	Semiconductor Manufacturing International Corp.	4,132,600	16,181,013
	SF Holding Co., Ltd., Class A	110,600	1,121,340
	Shaanxi Coal Industry Co., Ltd., Class A	1,016,300	1,178,989
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	89,700	368,512
#	Shandong Gold Mining Co., Ltd., Class H	210,750	668,379
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	63,600	210,881
	Shandong Nanshan Aluminum Co., Ltd., Class A	182,210	61,914
	Shandong Sinocera Functional Material Co., Ltd., Class A	23,600	121,274
	Shandong Sun Paper Industry JSC, Ltd., Class A	300,350	546,292
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	3,608,000	9,188,052
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	36,200	81,141
	Shanghai AtHub Co., Ltd., Class A	4,800	66,337

The Emerging Markets Series
CONTINUED
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CHINA — (Continued)
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	23,600	$183,839
	Shanghai Baosight Software Co., Ltd., Class A	22,300	227,987
*	Shanghai Electric Group Co., Ltd., Class H	3,882,000	1,197,480
	Shanghai Electric Power Co., Ltd., Class A	33,600	37,793
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	746,500	3,535,921
	Shanghai International Airport Co Ltd, Class A	19,100	185,799
	Shanghai International Port Group Co., Ltd., Class A	61,300	39,599
	Shanghai Jahwa United Co., Ltd., Class A	35,100	234,109
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	22,900	129,433
	Shanghai M&G Stationery Inc, Class A	33,005	309,104
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,351,800	2,403,390
	Shanghai Pudong Development Bank Co., Ltd., Class A	256,928	381,185
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	4,700	71,583
	Shanghai RAAS Blood Products Co., Ltd., Class A	342,000	507,010
	Shanghai Tunnel Engineering Co., Ltd., Class A	23,800	20,537
	Shanghai Wanye Enterprises Co., Ltd., Class A	11,640	34,468
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	175,500	257,825
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	192,230	175,579
*	Shanxi Meijin Energy Co., Ltd., Class A	248,517	235,398
	Shanxi Securities Co., Ltd., Class A	40,560	48,069
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	106,900	54,392
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	31,900	823,785
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	318,630	192,206
	Shenergy Co., Ltd., Class A	43,000	35,091
	Shengyi Technology Co., Ltd., Class A	116,500	480,650
	Shennan Circuits Co., Ltd., Class A	17,282	381,257
	Shenwan Hongyuan Group Co., Ltd.	766,400	244,664
	Shenzhen Airport Co., Ltd., Class A	29,000	41,428
	Shenzhen Capchem Technology Co., Ltd., Class A	5,400	44,217
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	25,800	87,454
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	16,100	29,648
	Shenzhen Goodix Technology Co., Ltd., Class A	16,600	495,975
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	37,200	130,913
	Shenzhen Inovance Technology Co., Ltd., Class A	39,700	286,054
	Shenzhen International Holdings, Ltd.	129,753	211,749
	Shenzhen Kaifa Technology Co., Ltd., Class A	6,400	23,220
*	Shenzhen Kangtai Biological Products Co., Ltd., Class A	21,650	698,122
	Shenzhen Megmeet Electrical Co., Ltd., Class A	8,600	36,442
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	32,400	1,612,071
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	480,400	493,632
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	10,700	53,392
	Shenzhen SC New Energy Technology Corp., Class A	7,600	105,035
	Shenzhen Sinovatio Technology Co., Ltd., Class A	7,200	86,236
	Shenzhen Sunlord Electronics Co., Ltd., Class A	47,900	187,776
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	38,400	108,263
	Shenzhen Sunway Communication Co., Ltd., Class A	49,600	394,447
	Shenzhen Tagen Group Co., Ltd., Class A	137,273	168,490
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	21,216	107,947
	Shenzhou International Group Holdings, Ltd.	1,251,200	14,945,240
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	16,200	74,070
	Shimao Group Holdings, Ltd.	3,062,871	12,996,775
*	Siasun Robot & Automation Co., Ltd., Class A	25,500	57,185
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	107,593	346,689
	Sichuan Languang Development Co., Ltd., Class A	155,000	118,745
	Sichuan Swellfun Co., Ltd., Class A	15,900	145,231
	Sieyuan Electric Co., Ltd., Class A	16,000	64,871
	Sino Biopharmaceutical, Ltd.	20,119,500	26,283,866
	Sinochem International Corp., Class A	40,900	33,287
	Sinoma Science & Technology Co., Ltd., Class A	30,300	90,310

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Service Corp., Class H	1,960,000	$141,868
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,955,000	657,926
	Sinopharm Group Co., Ltd., Class H	2,426,400	5,782,789
	Sinotruk Hong Kong, Ltd.	1,510,500	4,713,748
	Skshu Paint Co., Ltd., Class A	9,520	208,437
	Skyworth Digital Co., Ltd., Class A	13,400	24,399
	Spring Airlines Co., Ltd., Class A	29,700	168,896
	Sun Art Retail Group, Ltd.	4,995,500	6,942,743
#	Sunac China Holdings, Ltd.	4,813,000	22,694,521
	Sungrow Power Supply Co., Ltd., Class A	24,300	73,055
	Suning.com Co., Ltd., Class A	268,024	396,237
	Sunny Optical Technology Group Co., Ltd.	581,700	10,923,796
	Sunwoda Electronic Co., Ltd., Class A	32,900	112,588
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	62,200	261,477
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	205,700	264,513
*	Tahoe Group Co., Ltd., Class A	48,500	41,278
	Taiji Computer Corp., Ltd., Class A	5,039	23,553
	Tangshan Jidong Cement Co., Ltd., Class A	25,700	70,563
	Tasly Pharmaceutical Group Co., Ltd., Class A	15,500	38,531
	TBEA Co., Ltd., Class A	75,900	94,968
	TCL Technology Group Corp., Class A	198,400	177,810
*	Tech-Bank Food Co., Ltd., Class A	19,000	50,914
	Tecon Biology Co., Ltd., Class A	15,400	39,406
	Tencent Holdings, Ltd.	4,352,900	298,600,905
	Thunder Software Technology Co., Ltd., Class A	5,500	76,485
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	24,100	152,859
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	29,600	23,536
	Tianjin Guangyu Development Co., Ltd., Class A	42,400	50,348
	Tianma Microelectronics Co., Ltd., Class A	79,355	191,120
	Tianshui Huatian Technology Co., Ltd., Class A	45,200	107,201
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,611,800
	Toly Bread Co., Ltd., Class A	8,300	71,650
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	37,200	73,177
	Tongkun Group Co., Ltd., Class A	214,200	443,332
	Tongwei Co., Ltd., Class A	443,300	1,733,130
*	Topchoice Medical Corp., Class A	3,700	93,570
	Transfar Zhilian Co., Ltd., Class A	136,526	112,365
	TravelSky Technology, Ltd., Class H	1,714,000	3,296,853
*	Trip.com Group Ltd., ADR	564,895	15,365,144
#	Tsingtao Brewery Co., Ltd., Class H	752,000	6,703,697
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	130,400	52,321
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	3,900	70,715
	Uni-President China Holdings, Ltd.	76,000	82,465
*	Unisplendour Corp., Ltd., Class A	58,200	366,042
	United Energy Group, Ltd.	6,242,000	1,096,079
	Valiant Co., Ltd., Class A	19,100	48,514
	Venustech Group Inc.,, Class A	13,200	74,589
	Victory Giant Technology Huizhou Co., Ltd., Class A	17,400	57,383
#*	Vipshop Holdings, Ltd., ADR	978,073	22,270,722
	Walvax Biotechnology Co., Ltd., Class A	9,900	114,699
	Wanhua Chemical Group Co., Ltd., Class A	156,800	1,517,881
	Want Want China Holdings, Ltd.	12,213,000	9,038,230
#*	Weibo Corp., Sponsored ADR	134,278	4,640,648
	Weichai Power Co., Ltd., Class H	3,524,800	7,548,940
	Weifu High-Technology Group Co., Ltd., Class A	33,838	106,862
	Weihai Guangwei Composites Co., Ltd., Class A	14,400	160,075
	Wens Foodstuffs Group Co., Ltd., Class A	363,480	1,237,574
	Will Semiconductor, Ltd., Class A	18,412	546,225
	Winning Health Technology Group Co., Ltd., Class A	9,100	30,119

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wolong Electric Group Co., Ltd., Class A	27,300	$47,266
*	Wonders Information Co., Ltd., Class A	21,868	84,029
	Wuchan Zhongda Group Co., Ltd., Class A	117,100	76,917
	Wuhan Guide Infrared Co., Ltd., Class A	5,820	32,581
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	106,804	698,196
	Wuhu Token Science Co., Ltd., Class A	184,500	322,308
	Wuliangye Yibin Co., Ltd., Class A	165,206	5,149,592
	WUS Printed Circuit Kunshan Co., Ltd., Class A	56,200	193,585
*	Wuxi Biologics Cayman, Inc.	117,000	2,415,329
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	18,700	117,802
	Wuxi Taiji Industry Co., Ltd., Class A	103,500	170,855
	XCMG Construction Machinery Co., Ltd., Class A	240,100	218,661
	Xiamen C & D, Inc., Class A	197,600	265,329
	Xiamen Faratronic Co., Ltd., Class A	3,500	30,275
	Xiamen Intretech, Inc., Class A	20,100	171,495
	Xiamen ITG Group Corp., Ltd., Class A	39,200	39,147
	Xiamen Kingdomway Group Co., Class A	16,295	137,222
	Xiamen Tungsten Co., Ltd., Class A	29,500	63,655
*	Xiaomi Corp., Class B	4,013,000	7,693,162
	Xinfengming Group Co., Ltd., Class A	7,400	11,250
	Xinhu Zhongbao Co., Ltd., Class A	510,500	249,327
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,032,359	1,039,244
	Xinjiang Tianshan Cement Co., Ltd., Class A	43,900	113,343
#	Xinyi Solar Holdings, Ltd.	6,776,170	7,436,745
	Xinyu Iron & Steel Co., Ltd., Class A	109,400	69,388
	Xuji Electric Co., Ltd., Class A	11,300	25,996
	Yang Quan Coal Industry Group Co., Ltd., Class A	54,400	37,948
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	7,300	25,903
	Yantai Eddie Precision Machinery Co., Ltd., Class A	19,501	165,387
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	59,500	267,522
	YanTai Shuangta Food Co., Ltd., Class A	9,300	21,042
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	3,845,875
	Yealink Network Technology Corp., Ltd., Class A	12,000	108,778
	Yifan Pharmaceutical Co., Ltd., Class A	12,700	53,775
	Yifeng Pharmacy Chain Co., Ltd., Class A	11,000	136,150
	Yihai International Holding, Ltd.	861,000	10,563,103
	Yintai Gold Co., Ltd., Class A	91,700	250,448
	Yixintang Pharmaceutical Group Co., Ltd., Class A	4,800	21,961
	Yonghui Superstores Co., Ltd., Class A	346,200	445,988
	Yonyou Network Technology Co., Ltd., Class A	73,400	494,489
*	Youzu Interactive Co., Ltd., Class A	23,400	74,323
	Yum China Holdings, Inc.	404,145	20,708,390
	Yunda Holding Co., Ltd., Class A	52,390	180,154
	Yunnan Baiyao Group Co Ltd, Class A	29,300	460,333
*	Yunnan Copper Co., Ltd., Class A	50,200	106,212
	Yunnan Energy New Material Co., Ltd., Class A	25,485	291,506
*	Yunnan Tin Co., Ltd., Class A	74,300	110,093
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	19,450	569,379
*	Zhefu Holding Group Co., Ltd., Class A	39,500	31,764
	Zhejiang Century Huatong Group Co., Ltd., Class A	95,660	165,755
	Zhejiang Chint Electrics Co., Ltd., Class A	69,584	316,042
	Zhejiang Dingli Machinery Co., Ltd., Class A	15,370	195,596
	Zhejiang Expressway Co., Ltd., Class H	744,000	553,276
	Zhejiang Hailiang Co., Ltd., Class A	14,200	18,081
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	20,000	23,431
	Zhejiang Huafeng Spandex Co., Ltd., Class A	40,200	39,012
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	26,640	147,298
	Zhejiang Huayou Cobalt Co., Ltd., Class A	33,200	203,912

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	84,400	$157,523
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,500	23,118
	Zhejiang Longsheng Group Co., Ltd., Class A	213,500	452,367
	Zhejiang NHU Co., Ltd., Class A	123,400	520,442
	Zhejiang Runtu Co., Ltd., Class A	16,500	22,604
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	184,790	627,876
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	110,800	290,651
	Zhejiang Semir Garment Co., Ltd., Class A	17,900	19,059
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	3,500	52,411
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	22,600	69,879
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	77,000	150,692
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	3,900	37,690
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	39,056	84,669
	Zhengzhou Yutong Bus Co., Ltd., Class A	76,909	150,209
*	ZhongAn Online P&C Insurance Co., Ltd., Class H	27,000	161,871
	Zhongji Innolight Co., Ltd., Class A	6,600	56,025
	Zhongjin Gold Corp., Ltd., Class A	186,300	305,295
#	Zhongsheng Group Holdings, Ltd.	1,513,000	9,353,010
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	361,800	1,270,905
	Zhuzhou Kibing Group Co., Ltd., Class A	261,801	341,807
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	25,100	27,737
	Zijin Mining Group Co., Ltd., Class H	8,813,000	5,540,386
*	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,238,600	2,307,987
#	ZTE Corp., Class H	750,885	2,223,792
	ZTO Express Cayman, Inc., ADR	385,998	14,301,226
TOTAL CHINA			1,955,745,500
COLOMBIA — (0.2%)
	Banco de Bogota SA	52,622	875,107
	Bancolombia SA, Sponsored ADR	69,079	1,928,686
	Bancolombia SA	196,369	1,409,775
	Cementos Argos SA	224,103	219,721
#	Ecopetrol SA, Sponsored ADR	79,999	931,188
	Ecopetrol SA	3,327,922	1,854,294
	Grupo Argos SA	402,382	1,099,463
	Grupo Aval Acciones y Valores SA, ADR	81,855	374,077
	Grupo de Inversiones Suramericana SA	293,882	1,527,273
*	Grupo Energia Bogota SA ESP	766,661	470,306
	Grupo Nutresa SA	173,509	938,892
	Interconexion Electrica SA ESP	448,456	2,306,551
TOTAL COLOMBIA			13,935,333
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	178,503	3,595,993
*	Komercni banka A.S.	44,490	1,031,876
	O2 Czech Republic A.S.	71,923	688,389
TOTAL CZECH REPUBLIC			5,316,258
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,472,892	5,679,520
	Commercial International Bank Egypt S.A.E., GDR	770	2,969
TOTAL EGYPT			5,682,489
GREECE — (0.2%)
*	Alpha Bank AE	762,661	479,609
*	Eurobank Ergasias Services and Holdings SA, Class A	1,679,991	717,938
*	FF Group	12,618	13,377

The Emerging Markets Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Hellenic Petroleum SA	76,841	$476,931
	Hellenic Telecommunications Organization SA	262,977	3,869,320
	JUMBO SA	124,402	2,427,205
	Motor Oil Hellas Corinth Refineries SA	71,122	971,419
	Mytilineos SA	88,879	830,802
*	National Bank of Greece SA	392,915	521,150
	OPAP SA	319,281	2,892,329
	Terna Energy SA	78,450	1,029,640
	Titan Cement International SA	61,385	790,824
TOTAL GREECE			15,020,544
HUNGARY — (0.3%)
*	MOL Hungarian Oil & Gas P.L.C.	1,186,482	6,989,252
*	OTP Bank P.L.C.	262,272	9,393,764
	Richter Gedeon Nyrt	184,699	4,273,441
TOTAL HUNGARY			20,656,457
INDIA — (10.9%)
*	3M India, Ltd.	2,464	694,167
	ABB India, Ltd.	42,536	509,198
*	ABB Powar Products & System India, Ltd.	8,507	101,914
	ACC, Ltd.	91,975	1,752,289
	Adani Enterprises, Ltd.	131,784	311,398
	Adani Gas, Ltd.	248,317	505,834
*	Adani Green Energy, Ltd.	267,657	1,220,525
	Adani Ports & Special Economic Zone, Ltd.	981,634	4,122,843
*	Adani Power, Ltd.	1,288,677	608,403
*	Adani Transmissions, Ltd.	401,310	1,262,038
*	Aditya Birla Capital, Ltd.	902,487	655,426
*	Aditya Birla Fashion and Retail, Ltd.	26,155	43,314
	AIA Engineering, Ltd.	10,508	231,929
	Ambuja Cements, Ltd.	1,023,104	2,993,859
	Apollo Hospitals Enterprise, Ltd.	102,603	2,308,257
	Ashok Leyland, Ltd.	1,264,109	820,970
	Asian Paints, Ltd.	301,688	6,925,530
	Astral Poly Technik, Ltd.	9,818	126,955
	Aurobindo Pharma, Ltd.	749,582	8,797,025
*	Avenue Supermarts, Ltd.	79,439	2,183,447
	Axis Bank, Ltd.	1,501,934	8,665,313
	Bajaj Auto, Ltd.	87,505	3,504,442
	Bajaj Finance, Ltd.	195,036	8,485,665
	Bajaj Finserv, Ltd.	46,272	3,834,444
	Bajaj Holdings & Investment, Ltd.	65,332	2,299,458
	Balkrishna Industries, Ltd.	140,951	2,488,277
	Bandhan Bank, Ltd.	68,599	314,771
*	Bank of Baroda	1,343,142	835,622
	Bata India, Ltd.	32,925	557,314
	Bayer CropScience, Ltd.	3,229	239,357
	Berger Paints India, Ltd.	372,075	2,611,566
	Bharat Electronics, Ltd.	1,847,465	2,370,823
	Bharat Forge, Ltd.	348,724	1,773,963
	Bharat Petroleum Corp., Ltd.	536,738	2,962,841
*	Bharti Airtel, Ltd.	2,109,825	15,633,490
	Bharti Infratel, Ltd.	704,276	1,803,768
*	Biocon, Ltd.	359,735	1,972,250
	Bosch, Ltd.	11,674	2,043,735
	Britannia Industries, Ltd.	63,182	3,230,921
	Cadila Healthcare, Ltd.	546,772	2,854,305

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Castrol India, Ltd.	287,697	$437,273
	Cholamandalam Investment and Finance Co., Ltd.	687,891	1,858,664
	Cipla, Ltd.	537,720	5,175,811
	City Union Bank, Ltd.	45,561	73,616
	Coal India, Ltd.	771,890	1,335,118
	Colgate-Palmolive India, Ltd.	124,817	2,370,827
	Container Corp. Of India, Ltd.	383,872	2,305,290
	Coromandel International, Ltd.	5,122	53,292
	Dabur India, Ltd.	509,409	3,485,491
*	Dalmia Bharat, Ltd.	47,513	482,629
	Divi's Laboratories, Ltd.	107,580	3,759,932
	DLF, Ltd.	665,071	1,249,332
	Dr Reddy's Laboratories, Ltd., ADR	132,068	8,029,734
	Dr Reddy's Laboratories, Ltd.	18,774	1,137,614
	Edelweiss Financial Services, Ltd.	640,553	651,501
	Eicher Motors, Ltd.	17,878	4,918,993
	Emami, Ltd.	88,793	284,457
	Endurance Technologies, Ltd.	4,846	58,196
*	Future Retail, Ltd.	107,634	157,540
	GAIL India, Ltd.	2,491,096	3,224,199
	GAIL India, Ltd., GDR	102,369	785,430
	General Insurance Corp. of India	58,534	112,085
	Gillette India, Ltd.	2,559	171,694
	GlaxoSmithKline Pharmaceuticals, Ltd.	34,920	670,896
	Glenmark Pharmaceuticals, Ltd.	24,206	145,830
	Godrej Consumer Products, Ltd.	383,501	3,547,713
	Godrej Industries, Ltd.	16,959	80,147
*	Godrej Properties, Ltd.	39,365	490,476
	Grasim Industries, Ltd.	500,124	4,221,584
	Havells India, Ltd.	372,220	2,898,481
	HCL Technologies, Ltd.	1,502,888	14,145,881
	HDFC Asset Management Co., Ltd.	23,512	759,297
	HDFC Bank Ltd.	2,413,140	33,347,643
*	HDFC Life Insurance Co., Ltd.	340,923	2,856,294
*	Hemisphere Properties India, Ltd.	109,030	45,579
	Hero MotoCorp, Ltd.	131,435	4,670,662
	Hindalco Industries, Ltd.	2,897,154	6,370,980
	Hindustan Petroleum Corp., Ltd.	824,822	2,369,258
	Hindustan Unilever, Ltd.	860,496	25,385,110
	Honeywell Automation India, Ltd.	1,023	368,457
	Housing Development Finance Corp., Ltd.	937,070	22,342,735
*	ICICI Bank, Ltd., Sponsored ADR	1,133,676	10,645,213
*	ICICI Bank, Ltd.	1,115,137	5,195,432
	ICICI Lombard General Insurance Co., Ltd.	76,631	1,328,155
	ICICI Prudential Life Insurance Co., Ltd.	248,252	1,498,372
	IIFL Finance, Ltd.	74,239	66,773
	IIFL Securities, Ltd.	120,008	61,911
	IIFL Wealth Management, Ltd.	17,144	251,193
	Indian Hotels Co., Ltd. (The)	129,026	131,344
	Indian Oil Corp., Ltd.	1,272,598	1,504,523
*	Indraprastha Gas, Ltd.	285,841	1,543,256
	IndusInd Bank, Ltd.	173,449	1,209,318
	Info Edge India, Ltd.	53,029	2,259,663
	Infosys, Ltd., Sponsored ADR	1,345,607	17,291,050
	Infosys, Ltd.	2,766,813	35,640,517
	InterGlobe Aviation, Ltd.	48,289	629,125
	ITC, Ltd.	3,565,959	9,242,498
	JSW Steel, Ltd.	2,645,885	7,817,938
	Jubilant Foodworks, Ltd.	128,080	2,957,491

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kansai Nerolac Paints, Ltd.	148,155	$859,530
	Kotak Mahindra Bank, Ltd.	538,866	9,816,469
	Larsen & Toubro Infotech, Ltd.	82,694	2,661,991
	Larsen & Toubro, Ltd.	406,039	4,956,373
	LIC Housing Finance, Ltd.	170,926	600,018
	Lupin, Ltd.	508,768	6,277,349
*	Mahindra & Mahindra Financial Services, Ltd.	699,743	1,217,443
	Mahindra & Mahindra, Ltd.	1,210,838	9,855,346
	Marico, Ltd.	758,665	3,685,012
	Maruti Suzuki India, Ltd.	119,218	9,959,867
	Mindtree, Ltd.	3,904	56,571
	Motherson Sumi Systems, Ltd.	2,490,668	3,170,343
	Mphasis, Ltd.	149,384	2,292,973
	MRF, Ltd.	2,706	2,210,078
	Muthoot Finance, Ltd.	340,238	5,774,206
	Nestle India, Ltd.	30,761	6,780,941
	NHPC, Ltd.	2,345,278	634,247
	NMDC, Ltd.	397,000	446,050
	NTPC, Ltd.	1,349,584	1,566,401
	Oberoi Realty, Ltd.	59,136	273,880
	Oil & Natural Gas Corp., Ltd.	1,591,876	1,667,704
	Oracle Financial Services Software, Ltd.	37,250	1,459,398
	Page Industries, Ltd.	8,408	2,223,649
	Petronet LNG, Ltd.	1,665,237	5,505,516
	Pfizer, Ltd.	2,520	143,924
	PI Industries, Ltd.	3,550	83,781
	Pidilite Industries, Ltd.	132,772	2,412,088
	Piramal Enterprises, Ltd.	145,472	2,866,892
	Power Finance Corp., Ltd.	2,049,667	2,220,011
	Power Grid Corp. of India, Ltd.	1,472,433	3,508,051
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	1,527,977
*	Punjab National Bank	2,198,080	938,596
	Rajesh Exports, Ltd.	99,728	608,479
	Ramco Cements, Ltd. (The)	56,351	520,768
	REC, Ltd.	2,208,192	2,959,314
	Reliance Industries, Ltd.	2,692,974	74,580,244
*	SBI Life Insurance Co., Ltd.	132,215	1,608,700
	Shree Cement, Ltd.	10,117	2,926,532
	Shriram Transport Finance Co., Ltd.	318,970	2,942,514
	Shriram Transport Finance Co., Ltd.	42,563	393,983
	Siemens, Ltd.	46,139	715,981
	SRF, Ltd.	16,021	809,527
*	State Bank of India	1,062,397	2,703,829
*	State Bank of India, GDR	3,115	78,186
	Sun Pharmaceutical Industries, Ltd.	761,624	5,472,009
	Sun TV Network, Ltd.	97,318	502,974
	Sundaram Finance Holdings, Ltd.	27,690	17,385
	Sundaram Finance, Ltd.	29,312	497,565
	Tata Chemicals, Ltd.	103,755	425,567
	Tata Communications, Ltd.	109,030	1,108,251
	Tata Consultancy Services, Ltd.	941,839	28,727,178
	Tata Consumer Products, Ltd.	521,576	2,979,090
#*	Tata Motors, Ltd., Sponsored ADR	41,094	280,261
*	Tata Motors, Ltd.	6,345,700	8,828,466
	Tata Steel, Ltd.	795,395	3,930,372
	Tech Mahindra, Ltd.	940,107	8,534,780
	Titan Co., Ltd.	324,943	4,542,025
	Torrent Pharmaceuticals, Ltd.	88,263	3,140,846
	UltraTech Cement, Ltd.	105,617	5,819,575

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	United Breweries, Ltd.	118,663	$1,514,895
*	United Spirits, Ltd.	386,381	2,999,014
*	UPL, Ltd.	1,301,255	8,297,807
	Varun Beverages, Ltd.	13,519	127,865
	Vedanta, Ltd.	3,703,380	5,648,861
*	Vodafone Idea, Ltd.	662,516	74,105
	Voltas, Ltd.	71,701	571,024
	Whirlpool of India, Ltd.	27,842	773,786
	Wipro, Ltd.	1,810,760	6,768,364
	Zee Entertainment Enterprises, Ltd.	1,232,655	2,278,470
TOTAL INDIA			663,128,426
INDONESIA — (1.9%)
*	Ace Hardware Indonesia Tbk PT	11,832,300	1,417,874
	Adaro Energy Tbk PT	51,110,500	3,822,961
	Aneka Tambang Tbk	7,595,200	380,770
	Astra Agro Lestari Tbk PT	889,145	592,996
	Astra International Tbk PT	18,610,210	6,555,698
	Bank BTPN Syariah Tbk PT	49,700	11,786
	Bank Central Asia Tbk PT	7,632,900	16,349,457
	Bank Danamon Indonesia Tbk PT	4,650,879	875,409
	Bank Mandiri Persero Tbk PT	12,156,434	4,831,572
	Bank Negara Indonesia Persero Tbk PT	10,097,322	3,192,222
*	Bank Pan Indonesia Tbk PT	3,864,200	213,622
*	Bank Permata Tbk PT	7,533,700	656,184
	Bank Rakyat Indonesia Persero Tbk PT	59,710,700	12,970,069
	Bank Tabungan Negara Persero Tbk PT	898,100	78,362
*	Barito Pacific Tbk PT	53,199,500	3,480,816
	Bayan Resources Tbk PT	79,500	72,289
	Bukit Asam Tbk PT	10,954,400	1,531,853
*	Bumi Serpong Damai Tbk PT	9,912,200	470,721
	Charoen Pokphand Indonesia Tbk PT	9,149,900	3,907,129
	Ciputra Development Tbk PT	4,428,800	199,407
	Gudang Garam Tbk PT	1,030,300	3,532,635
	Indah Kiat Pulp & Paper Corp. Tbk PT	7,756,200	4,161,885
*	Indocement Tunggal Prakarsa Tbk PT	1,332,100	1,131,116
	Indofood CBP Sukses Makmur Tbk PT	2,919,800	1,840,087
	Indofood Sukses Makmur Tbk PT	11,811,100	5,234,823
	Japfa Comfeed Indonesia Tbk PT	525,300	38,339
	Jasa Marga Persero Tbk PT	3,461,813	933,948
	Kalbe Farma Tbk PT	28,240,200	3,037,879
	Mayora Indah Tbk PT	10,397,525	1,677,146
	Media Nusantara Citra Tbk PT	2,146,400	120,713
*	Merdeka Copper Gold Tbk PT	2,099,200	257,897
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	717,629
	Pabrik Kertas Tjiwi Kimia Tbk PT	563,200	261,440
	Pakuwon Jati Tbk PT	17,021,800	495,827
	Perusahaan Gas Negara Tbk PT	14,270,600	1,240,536
	Sarana Menara Nusantara Tbk PT	38,313,400	2,985,720
	Semen Indonesia Persero Tbk PT	3,844,700	2,437,548
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	213,042
*	Smartfren Telecom Tbk PT	49,239,100	482,492
	Surya Citra Media Tbk PT	4,411,300	388,939
	Telekomunikasi Indonesia Persero Tbk PT	35,399,000	7,383,520
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	99,464	2,040,007
	Tower Bersama Infrastructure Tbk PT	12,992,000	1,121,946
	Transcoal Pacific Tbk PT	179,600	48,222
	Unilever Indonesia Tbk PT	7,992,900	4,607,139
	United Tractors Tbk PT	4,737,496	6,942,879

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Vale Indonesia Tbk PT	3,854,400	$908,461
	Waskita Karya Persero Tbk PT	1,358,079	58,428
	XL Axiata Tbk PT	13,224,900	2,272,169
TOTAL INDONESIA			118,183,609
MALAYSIA — (2.3%)
*	AFFIN Bank Bhd	46,990	17,916
	AMMB Holdings Bhd	4,261,559	2,919,508
	Astro Malaysia Holdings Bhd	2,506,800	472,271
	Axiata Group Bhd	3,897,232	2,946,110
	Batu Kawan Bhd	105,400	380,710
	BIMB Holdings Bhd	1,185,355	955,195
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	733,883
	CIMB Group Holdings Bhd	4,350,791	3,692,143
	Dialog Group Bhd	2,303,318	2,060,914
	DiGi.Com Bhd	3,696,120	3,705,870
	Fraser & Neave Holdings Bhd	226,900	1,739,998
	Gamuda Bhd	3,258,546	2,744,580
#	Genting Bhd	3,503,600	3,179,068
#	Genting Malaysia Bhd	5,054,700	2,725,590
	Genting Plantations Bhd	335,600	802,031
#	HAP Seng Consolidated Bhd	973,700	2,058,330
	Hartalega Holdings Bhd	1,889,700	9,080,228
	Heineken Malaysia Bhd	121,200	646,971
	Hong Leong Bank Bhd	607,666	2,157,287
#	Hong Leong Financial Group Bhd	557,283	1,778,346
	IHH Healthcare Bhd	941,700	1,202,828
	IJM Corp. Bhd	5,443,462	2,059,916
	Inari Amertron Bhd	3,580,200	1,815,535
	IOI Corp. Bhd	1,524,905	1,652,463
	IOI Properties Group Bhd	2,675,929	584,523
	Kossan Rubber Industries	580,000	2,416,600
	Kuala Lumpur Kepong Bhd	267,846	1,473,785
	LPI Capital Bhd	12,900	40,769
#	Malayan Banking Bhd	3,751,538	6,791,609
	Malaysia Airports Holdings Bhd	2,664,441	3,328,753
	Malaysia Building Society Bhd	1,846,160	233,495
#	Maxis Bhd	2,881,400	3,601,213
	MISC Bhd	821,598	1,529,490
	Nestle Malaysia Bhd	45,500	1,522,233
	Petronas Chemicals Group Bhd	2,366,000	3,462,051
	Petronas Dagangan Bhd	344,300	1,746,996
	Petronas Gas Bhd	680,800	2,707,388
	PPB Group Bhd	869,480	4,047,113
	Press Metal Aluminium Holdings Bhd	1,846,600	2,111,493
	Public Bank Bhd	3,656,014	14,674,466
#	QL Resources Bhd	1,175,190	2,703,052
#	RHB Bank Bhd	2,934,305	3,474,645
	Serba Dinamik Holdings Bhd	2,892,120	1,115,906
	Sime Darby Bhd	7,006,261	3,601,352
	Sime Darby Plantation Bhd	1,618,761	1,994,310
	Sime Darby Property Bhd	1,681,961	248,036
	Sunway Bhd	3,505,182	1,118,589
	Telekom Malaysia Bhd	1,604,564	1,514,238
	Tenaga Nasional Bhd	2,055,150	5,546,208
	TIME dotCom Bhd	99,200	255,460
	Top Glove Corp. Bhd	1,590,600	9,742,953
	United Plantations Bhd	77,000	253,957
	Westports Holdings Bhd	1,788,800	1,656,335

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Yinson Holdings Bhd	765,800	$1,134,827
	YTL Corp. Bhd	12,905,299	2,378,078
#	YTL Power International Bhd	1,177,997	196,329
TOTAL MALAYSIA			138,733,943
MEXICO — (2.4%)
	Alfa S.A.B. de C.V., Class A	10,584,843	5,745,446
#	America Movil S.A.B. de C.V.	39,307,613	24,815,635
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,383,423
#	Arca Continental S.A.B. de C.V.	583,514	2,927,665
#	Becle S.A.B. de C.V.	662,086	1,352,732
	Cemex S.A.B. de C.V.	25,115,105	7,696,473
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	29,997	1,241,576
	Coca-Cola Femsa S.A.B. de C.V.	415,925	1,727,803
#	El Puerto de Liverpool S.A.B. de C.V.	285,820	698,272
	Fomento Economico Mexicano S.A.B. de C.V.	1,044,437	6,429,471
#	Gruma S.A.B. de C.V., Class B	555,226	6,509,030
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	11,244	754,360
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	466,141	3,141,189
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	32,933	3,287,701
#	Grupo Bimbo S.A.B. de C.V., Class A	2,911,304	5,264,025
#	Grupo Carso S.A.B. de C.V.	793,269	1,568,359
	Grupo Elektra S.A.B. de C.V.	93,086	4,985,779
	Grupo Financiero Banorte S.A.B. de C.V., Class O	4,123,565	14,769,237
#*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	3,772,596	2,720,744
	Grupo Mexico S.A.B. de C.V., Class B	4,492,970	11,380,306
*	Grupo Qumma S.A. de C.V., Class B	1,591	0
*	Grupo Televisa S.A.B., Sponsored ADR	221,037	1,235,597
#*	Grupo Televisa S.A.B.	3,855,546	4,324,171
#	Industrias Penoles S.A.B. de C.V.	342,561	5,109,246
	Infraestructura Energetica Nova S.A.B. de C.V.	382,144	1,133,296
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,340,544	3,848,147
	Megacable Holdings S.A.B. de C.V.	235,468	704,447
	Orbia Advance Corp. S.A.B. de C.V.	3,444,833	5,462,510
	Organizacion Soriana S.A.B. de C.V., Class B	905,502	659,953
*	Promotora y Operadora de Infraestructura S.A.B. de C.V.	299,377	2,194,579
#	Wal-Mart de Mexico S.A.B. de C.V.	4,797,709	11,292,024
TOTAL MEXICO			144,363,196
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	15,158	123,540
#	Cia de Minas Buenaventura SAA, ADR	125,122	1,483,947
	Credicorp, Ltd.	53,103	6,753,109
*	Grana y Montero SAA, Sponsored ADR	91,004	212,949
TOTAL PERU			8,573,545
PHILIPPINES — (1.0%)
	Aboitiz Equity Ventures, Inc.	1,487,570	1,463,241
	Aboitiz Power Corp.	1,440,600	753,629
*	Alliance Global Group, Inc.	4,240,900	492,784
*	Altus Property Ventures, Inc.	42,921	12,489
	Ayala Corp.	175,872	2,613,274
	Ayala Land, Inc.	8,733,718	5,923,020
	Bank of the Philippine Islands	1,309,282	1,818,188
	BDO Unibank, Inc.	1,553,962	2,778,997
	Bloomberry Resorts Corp.	590,500	76,205
	DMCI Holdings, Inc.	4,032,800	292,586
	Emperador, Inc.	1,979,300	366,539

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Fwbc Holdings, Inc.	2,006,957	$0
	Globe Telecom, Inc.	43,990	1,846,114
	GT Capital Holdings, Inc.	150,946	1,354,027
	International Container Terminal Services, Inc.	1,699,940	3,337,344
	JG Summit Holdings, Inc.	3,424,600	4,361,790
	Jollibee Foods Corp.	766,260	2,107,749
	LT Group, Inc.	4,036,300	618,467
	Manila Electric Co.	218,900	1,181,796
	Megaworld Corp.	22,411,000	1,371,195
	Metro Pacific Investments Corp.	12,417,700	791,570
	Metropolitan Bank & Trust Co.	2,147,218	1,499,648
#	PLDT, Inc., Sponsored ADR	115,106	3,066,424
	PLDT, Inc.	120,010	3,250,022
	Puregold Price Club, Inc.	2,182,700	2,130,705
	Robinsons Land Corp.	3,219,282	1,011,388
	Robinsons Retail Holdings, Inc.	560,060	702,579
	San Miguel Corp.	1,458,460	2,944,461
	San Miguel Food and Beverage, Inc.	48,780	64,455
	Security Bank Corp.	383,590	720,379
	SM Investments Corp.	120,383	2,197,969
	SM Prime Holdings, Inc.	7,772,210	4,765,832
*	Top Frontier Investment Holdings, Inc.	9,805	24,476
	Universal Robina Corp.	970,870	2,424,602
TOTAL PHILIPPINES			58,363,944
POLAND — (0.9%)
*	AmRest Holdings SE	72,397	376,669
	Asseco Poland SA	13,849	237,133
#	Bank Handlowy w Warszawie SA	50,956	498,361
*	Bank Millennium SA	679,523	519,781
*	Bank Polska Kasa Opieki SA	80,250	1,082,980
*	CD Projekt SA	46,198	4,957,017
	Cyfrowy Polsat SA	415,155	3,084,743
#*	Dino Polska SA	64,201	3,554,243
#	Grupa Lotos SA	262,646	3,393,554
*	ING Bank Slaski SA	34,547	1,217,715
*	KGHM Polska Miedz SA	245,145	8,253,011
*	LPP SA	2,006	3,692,770
#*	mBank SA	27,042	1,345,835
*	Orange Polska SA	921,255	1,727,534
*	PGE Polska Grupa Energetyczna SA	1,423,682	2,504,724
#	Polski Koncern Naftowy Orlen SA	546,401	7,780,024
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,513,985
#*	Powszechna Kasa Oszczednosci Bank Polski SA	720,863	4,175,048
#	Powszechny Zaklad Ubezpieczen SA	733,721	5,289,060
*	Santander Bank Polska SA	28,970	1,162,045
TOTAL POLAND			56,366,232
QATAR — (0.1%)
	Industries Qatar QSC	155,185	332,997
	Masraf Al Rayan QSC	1,002,013	1,088,160
	Mesaieed Petrochemical Holding Co.	655,452	373,499
	Ooredoo QPSC	228,359	422,922
	Qatar Electricity & Water Co QSC	201,174	938,416
	Qatar Fuel QSC	57,006	253,887
	Qatar Gas Transport Co., Ltd.	562,270	433,887
	Qatar Islamic Bank SAQ	179,075	793,258

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar National Bank QPSC	753,745	$3,753,451
TOTAL QATAR			8,390,477
RUSSIA — (1.3%)
	Gazprom PJSC, Sponsored ADR	1,532,757	7,409,539
	Gazprom PJSC, Sponsored ADR	482,460	2,364,054
	Lukoil PJSC, Sponsored ADR	192,751	13,075,334
	Magnitogorsk Iron & Steel Works PJSC, GDR	199,210	1,388,406
*	Mail.Ru Group, Ltd., GDR	26,729	706,982
	MMC Norilsk Nickel PJSC, ADR	1,184	31,222
	MMC Norilsk Nickel PJSC, ADR	384,564	10,045,508
	Mobile TeleSystems PJSC, Sponsored ADR	433,757	3,843,087
	Novatek PJSC, GDR	16,461	2,398,322
	Novolipetsk Steel PJSC, GDR	106,412	2,060,951
	Novolipetsk Steel PJSC, GDR	1,038	20,283
	PhosAgro PJSC, GDR	83,207	983,270
	PhosAgro PJSC, GDR	2,148	25,389
	Polyus PJSC, GDR	18,709	2,142,180
	Polyus PJSC, GDR	1,468	167,856
	Rosneft Oil Co. PJSC, GDR	71,061	336,687
	Rosneft Oil Co. PJSC, GDR	700,727	3,323,789
	Rostelecom PJSC, Sponsored ADR	13,063	93,988
	Rostelecom PJSC, Sponsored ADR	78,867	566,594
	RusHydro PJSC, ADR	8,031	7,907
	RusHydro PJSC, ADR	1,081,757	1,081,354
	Sberbank of Russia PJSC, Sponsored ADR	998,144	11,844,279
	Severstal PAO, GDR	168,948	2,057,516
	Severstal PAO, GDR	2,996	36,581
*	Tatneft PJSC, Sponsored ADR	137,960	6,140,527
*	Tatneft PJSC, Sponsored ADR	11,886	532,493
	VEON, Ltd., ADR	312,837	528,695
	VTB Bank PJSC, GDR	1,358,280	1,332,712
	VTB Bank PJSC, GDR	1,104,344	1,093,301
	X5 Retail Group NV, GDR	114,794	4,311,663
TOTAL RUSSIA			79,950,469
SAUDI ARABIA — (0.9%)
	Abdullah Al Othaim Markets Co.	28,824	920,707
	Advanced Petrochemical Co.	81,282	1,107,798
	Al Rajhi Bank	686,612	10,791,107
*	Alinma Bank	910,416	3,542,245
	Almarai Co. JSC	107,806	1,540,526
	Arab National Bank	29,308	152,049
	Bank AlBilad	234,029	1,464,255
	Bank Al-Jazira	348,224	1,106,776
	Banque Saudi Fransi	37,504	299,773
	Bupa Arabia for Cooperative Insurance Co.	20,747	655,780
*	Co. for Cooperative Insurance (The)	19,829	429,856
*	Dar Al Arkan Real Estate Development Co.	84,873	164,042
*	Etihad Etisalat Co.	532,671	3,836,155
	Jarir Marketing Co.	27,499	1,125,247
	Mouwasat Medical Services Co.	10,981	320,975
	National Commercial Bank	344,306	3,330,584
	National Petrochemical Co.	6,803	43,603
*	Rabigh Refining & Petrochemical Co.	175,173	593,549
	Riyad Bank	201,448	909,911
	Sahara International Petrochemical Co.	248,905	959,775
	Samba Financial Group	242,211	1,668,392

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Arabian Fertilizer Co.	41,903	$872,731
*	Saudi Arabian Mining Co.	70,070	680,637
	Saudi Basic Industries Corp.	250,875	5,937,659
	Saudi British Bank (The)	87,725	566,170
	Saudi Electricity Co.	222,526	926,906
	Saudi Industrial Investment Group	12,889	63,053
*	Saudi Investment Bank (The)	9,546	33,837
*	Saudi Kayan Petrochemical Co.	362,930	784,490
	Saudi Telecom Co.	162,415	4,227,507
	Savola Group (The)	180,508	2,231,317
	Yanbu National Petrochemical Co.	75,760	1,048,309
TOTAL SAUDI ARABIA			52,335,721
SOUTH AFRICA — (4.9%)
	Absa Group, Ltd.	1,699,931	7,878,365
	Anglo American Platinum, Ltd.	76,702	5,887,888
	AngloGold Ashanti, Ltd., Sponsored ADR	674,048	21,697,605
*	Aspen Pharmacare Holdings, Ltd.	725,979	5,616,375
	Bid Corp., Ltd.	370,728	6,114,685
#	Bidvest Group, Ltd. (The)	983,621	7,592,714
	Capitec Bank Holdings, Ltd.	58,195	3,011,081
	Clicks Group, Ltd.	444,655	5,934,011
#	Discovery, Ltd.	835,792	5,434,817
	Exxaro Resources, Ltd.	706,515	5,573,475
	FirstRand, Ltd.	4,580,060	10,431,360
	Foschini Group, Ltd. (The)	71,166	291,985
	Gold Fields, Ltd.	61,553	813,983
	Gold Fields, Ltd., Sponsored ADR	3,321,543	43,478,998
#	Impala Platinum Holdings, Ltd.	1,398,536	12,484,760
	Investec, Ltd.	596,531	1,167,758
	Kumba Iron Ore, Ltd.	108,115	3,496,211
	Liberty Holdings, Ltd.	93,928	380,526
	Life Healthcare Group Holdings, Ltd.	2,525,140	2,576,820
	Momentum Metropolitan Holdings	30,118	29,303
	Mr. Price Group, Ltd.	439,100	3,247,290
	MTN Group, Ltd.	4,077,215	14,260,935
*	MultiChoice Group, Ltd.	901,332	5,553,998
	Naspers, Ltd., Class N	236,845	43,094,238
	Nedbank Group, Ltd.	878,815	5,393,658
	NEPI Rockcastle P.L.C.	517,613	2,682,872
*	Ninety One, Ltd.	298,265	867,297
#*	Northam Platinum, Ltd.	582,202	4,595,674
	Old Mutual, Ltd.	7,858,201	5,276,708
	Pepkor Holdings, Ltd.	189,137	110,234
	PSG Group, Ltd.	289,732	2,592,186
	Sanlam, Ltd.	1,854,766	6,563,817
	Santam, Ltd.	2,843	44,057
*	Sasol, Ltd., Sponsored ADR	742,393	5,961,416
#	Shoprite Holdings, Ltd.	1,061,701	6,486,014
*	Sibanye Stillwater, Ltd.	3,791,309	10,724,827
#*	Sibanye Stillwater, Ltd., ADR	395,460	4,444,970
	SPAR Group, Ltd. (The)	263,652	2,540,024
	Standard Bank Group, Ltd.	2,025,494	12,881,971
#*	Steinhoff International Holdings NV	3,896,458	228,674
	Tiger Brands, Ltd.	393,536	4,052,561
	Vodacom Group, Ltd.	888,759	6,669,095
	Woolworths Holdings, Ltd.	1,783,173	3,298,008
TOTAL SOUTH AFRICA			301,463,244

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (13.3%)
#*	Alteogen, Inc.	14,946	$2,396,909
	Amorepacific Corp.	20,758	2,900,856
	AMOREPACIFIC Group	19,744	884,353
	BGF retail Co., Ltd.	12,966	1,354,858
	BNK Financial Group, Inc.	356,190	1,539,539
	Bukwang Pharmaceutical Co., Ltd.	20,716	644,385
*	Celltrion Pharm, Inc.	11,333	1,123,419
#*	Celltrion, Inc.	67,643	16,862,771
	Cheil Worldwide, Inc.	121,186	1,956,070
	CJ CheilJedang Corp.	16,946	5,498,447
	CJ Corp.	56,308	3,898,513
	CJ ENM Co., Ltd.	23,451	2,271,140
*	CJ Logistics Corp.	16,818	2,163,462
	Com2uSCorp	13,570	1,373,974
	Coway Co., Ltd.	59,427	3,831,051
	Daelim Industrial Co., Ltd.	64,004	4,501,900
*	Daewoo Engineering & Construction Co., Ltd.	461,494	1,354,297
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	1,431,606
	Daewoong Pharmaceutical Co., Ltd.	3,379	313,444
	DB HiTek Co., Ltd.	9,251	267,258
	DB Insurance Co., Ltd.	133,456	5,278,317
	DGB Financial Group, Inc.	38,336	166,122
	Dongsuh Cos., Inc.	32,900	596,883
	Doosan Bobcat, Inc.	84,634	1,916,856
*	Doosan Fuel Cell Co., Ltd.	51,053	1,969,540
*	Doosan Heavy Industries & Construction Co., Ltd.	378,754	3,340,544
#*	Doosan Infracore Co., Ltd.	339,079	2,030,085
#*	Doosan Solus Co., Ltd.	28,141	893,448
	Douzone Bizon Co., Ltd.	33,863	2,985,735
	E-MART, Inc.	31,648	3,030,009
	Eo Technics Co., Ltd.	2,883	269,736
	F&F Co., Ltd.	10,001	687,661
	Fila Holdings Corp.	112,043	3,151,463
*	Genexine Co., Ltd.	11,354	1,176,535
	Grand Korea Leisure Co., Ltd.	12,776	136,911
#	Green Cross Corp.	4,594	877,646
	Green Cross Holdings Corp.	7,354	163,561
	GS Engineering & Construction Corp.	164,377	3,727,268
	GS Holdings Corp.	189,684	5,582,611
	GS Home Shopping, Inc.	2,176	193,834
	GS Retail Co., Ltd.	78,136	2,255,104
	Hana Financial Group, Inc.	429,523	10,658,704
#*	Hanall Biopharma Co., Ltd.	29,892	728,099
#	Hanjin Kal Corp.	6,710	473,316
	Hankook Tire & Technology Co., Ltd.	186,539	4,084,954
	Hanmi Pharm Co., Ltd.	6,683	1,480,208
	Hanmi Science Co., Ltd.	10,825	384,217
	Hanon Systems	248,636	2,082,053
	Hanssem Co., Ltd.	11,203	959,986
*	Hanwha Aerospace Co., Ltd.	50,714	1,038,417
	Hanwha Corp.	55,979	1,195,551
	Hanwha Life Insurance Co., Ltd.	434,367	535,154
	Hanwha Solutions Corp.	178,195	3,825,045
#*	Helixmith Co., Ltd.	13,586	617,770
	Hite Jinro Co., Ltd.	39,010	1,364,512
#*	HLB, Inc.	31,752	2,233,654
*	HMM Co., Ltd	141,234	699,080
	Hotel Shilla Co., Ltd.	55,107	3,260,523
*	Hugel, Inc.	5,757	759,828

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Corp.	11,509	$661,188
	Hyundai Department Store Co., Ltd.	16,926	849,208
	Hyundai Elevator Co., Ltd.	26,047	1,014,601
	Hyundai Engineering & Construction Co., Ltd.	129,985	3,754,753
	Hyundai Glovis Co., Ltd.	40,508	3,797,634
	Hyundai Greenfood Co., Ltd.	19,477	129,226
	Hyundai Heavy Industries Holdings Co., Ltd.	13,834	2,751,373
	Hyundai Home Shopping Network Corp.	3,380	172,022
	Hyundai Marine & Fire Insurance Co., Ltd.	236,365	4,626,122
	Hyundai Mipo Dockyard Co., Ltd.	38,423	1,009,402
	Hyundai Mobis Co., Ltd.	37,378	6,467,767
	Hyundai Motor Co.	90,166	9,617,170
*	Hyundai Rotem Co., Ltd.	34,517	524,296
	Hyundai Steel Co.	135,445	2,828,814
	Hyundai Wia Corp.	15,500	495,950
	Iljin Materials Co., Ltd.	18,099	772,677
	Industrial Bank of Korea	489,000	3,336,699
	Innocean Worldwide, Inc.	3,469	145,532
#	Kakao Corp.	19,955	5,789,252
	Kangwon Land, Inc.	98,581	1,892,585
	KB Financial Group, Inc.	221,779	6,563,600
	KB Financial Group, Inc., ADR	31,200	912,912
	KCC Corp.	6,967	787,558
*	KCC Glass Corp.	1,840	49,678
	KEPCO Plant Service & Engineering Co., Ltd.	40,998	1,013,317
	Kia Motors Corp.	342,300	11,650,650
	KIWOOM Securities Co., Ltd.	30,408	2,455,720
#*	KMW Co., Ltd.	45,444	2,725,673
	Koh Young Technology, Inc.	10,284	848,871
	Kolon Industries, Inc.	25,790	731,961
	Korea Aerospace Industries, Ltd.	37,044	747,242
*	Korea Electric Power Corp., Sponsored ADR	93,784	734,329
*	Korea Electric Power Corp.	108,108	1,734,383
	Korea Gas Corp.	41,078	875,905
	Korea Investment Holdings Co., Ltd.	100,674	4,123,611
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	42,167	3,166,592
	Korea Zinc Co., Ltd.	12,663	4,403,276
*	Korean Air Lines Co., Ltd.	309,870	4,539,378
	Korean Reinsurance Co.	47,885	286,718
#	KT Corp., Sponsored ADR	82,100	809,506
	KT&G Corp.	100,714	6,835,852
	Kumho Petrochemical Co., Ltd.	46,773	3,326,812
*	Kumho Tire Co., Inc.	58,292	141,569
	LEENO Industrial, Inc.	10,832	1,252,795
	LG Chem, Ltd.	29,305	14,032,394
	LG Corp.	114,555	7,113,560
#*	LG Display Co., Ltd., ADR	615,841	3,270,116
#*	LG Display Co., Ltd.	501,190	5,305,146
	LG Electronics, Inc.	320,927	19,083,837
	LG Household & Health Care, Ltd.	10,072	11,616,321
	LG Innotek Co., Ltd.	39,004	5,294,155
	LG Uplus Corp.	528,937	5,091,744
	Lotte Chemical Corp.	22,335	3,167,550
	Lotte Chilsung Beverage Co., Ltd.	2,395	203,485
	Lotte Corp.	45,451	1,186,862
	LOTTE Fine Chemical Co., Ltd.	31,347	1,152,980
#	Lotte Shopping Co., Ltd.	16,661	1,092,123
	LS Corp.	22,542	795,569
	LS Electric Co., Ltd.	29,722	1,340,329

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Macquarie Korea Infrastructure Fund	332,855	$3,160,167
	Mando Corp.	97,804	2,270,102
	Medy-Tox, Inc.	2,228	323,607
	Meritz Financial Group, Inc.	96,554	690,194
	Meritz Fire & Marine Insurance Co., Ltd.	189,338	1,974,176
	Meritz Securities Co., Ltd.	658,892	1,706,431
	Mirae Asset Daewoo Co., Ltd.	468,090	3,108,089
	NAVER Corp.	72,831	18,502,838
	NCSoft Corp.	10,480	7,141,029
*	Netmarble Corp.	8,386	902,101
	NH Investment & Securities Co., Ltd.	231,584	1,709,845
*	NHN Corp.	17,803	1,233,633
	NongShim Co., Ltd.	3,552	1,102,033
*	OCI Co., Ltd.	24,570	1,160,529
	Orion Corp.	8,589	966,108
	Orion Holdings Corp.	48,232	504,260
	Ottogi Corp.	1,318	617,017
*	Pan Ocean Co., Ltd.	431,074	1,275,983
	Paradise Co., Ltd.	63,797	702,821
*	Pearl Abyss Corp.	11,442	1,812,333
	POSCO, Sponsored ADR	62,343	2,494,967
	POSCO	70,065	11,306,341
	POSCO Chemical Co., Ltd.	14,633	932,571
	Posco International Corp.	165,596	1,930,611
	RFHIC Corp.	2,493	76,452
	S-1 Corp.	27,240	2,069,276
*	Samsung Biologics Co., Ltd.	6,438	3,969,400
	Samsung C&T Corp.	50,541	4,502,012
	Samsung Card Co., Ltd.	50,985	1,210,894
	Samsung Electro-Mechanics Co., Ltd.	66,506	7,867,759
	Samsung Electronics Co., Ltd., GDR	26,418	32,036,932
	Samsung Electronics Co., Ltd.	4,912,950	240,114,732
*	Samsung Engineering Co., Ltd.	275,085	2,759,056
	Samsung Fire & Marine Insurance Co., Ltd.	55,004	7,917,265
*	Samsung Heavy Industries Co., Ltd.	745,218	3,591,246
	Samsung Life Insurance Co., Ltd.	87,305	3,487,659
	Samsung SDI Co., Ltd.	18,807	6,296,235
	Samsung SDS Co., Ltd.	22,002	3,083,694
	Samsung Securities Co., Ltd.	102,128	2,486,403
#	Seegene, Inc.	11,033	2,407,257
	SFA Engineering Corp.	31,691	939,187
	Shinhan Financial Group Co., Ltd.	354,020	8,883,516
#	Shinhan Financial Group Co., Ltd., ADR	56,372	1,399,717
	Shinsegae International, Inc.	2,532	315,161
	Shinsegae, Inc.	18,532	3,260,720
	SK Holdings Co., Ltd.	28,479	5,308,401
	SK Hynix, Inc.	649,088	45,446,706
	SK Innovation Co., Ltd.	68,025	7,278,008
	SK Materials Co., Ltd.	9,016	1,857,953
	SK Networks Co., Ltd.	438,461	1,876,415
	SK Telecom Co., Ltd.	14,801	2,741,296
	SKC Co., Ltd.	25,685	1,511,894
	S-Oil Corp.	32,131	1,651,293
	Soulbrain Holdings Co., Ltd.	19,104	1,537,749
	Ssangyong Cement Industrial Co., Ltd.	189,600	805,504
	Taekwang Industrial Co., Ltd.	224	128,303
*	WONIK IPS Co., Ltd.	25,087	812,130
	Woori Financial Group, Inc.	688,663	4,925,480
	Young Poong Corp.	273	119,437

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Youngone Corp.	39,262	$796,433
	Yuhan Corp.	51,735	2,487,909
*	Yungjin Pharmaceutical Co., Ltd.	41,594	228,940
TOTAL SOUTH KOREA			810,195,752
TAIWAN — (15.9%)
	Accton Technology Corp.	589,000	4,614,217
	Acer, Inc.	4,562,811	3,152,091
	Advantech Co., Ltd.	314,190	3,306,597
	Airtac International Group	137,518	2,884,765
	ASE Technology Holding Co., Ltd., ADR	133,966	671,171
#	ASE Technology Holding Co., Ltd.	7,079,782	18,138,199
	Asia Cement Corp.	4,335,758	5,910,298
	Asustek Computer, Inc.	844,180	6,226,137
*	AU Optronics Corp.	13,538,873	4,612,086
	Catcher Technology Co., Ltd.	1,138,429	8,405,774
	Cathay Financial Holding Co., Ltd.	6,613,340	8,940,058
	Chailease Holding Co., Ltd.	2,634,811	11,026,675
	Chang Hwa Commercial Bank, Ltd.	8,727,413	5,657,732
	Cheng Shin Rubber Industry Co., Ltd.	3,306,965	3,836,008
	Chicony Electronics Co., Ltd.	1,182,497	3,502,491
*	China Airlines, Ltd.	9,779,536	2,667,653
	China Development Financial Holding Corp.	17,532,121	5,171,074
	China Life Insurance Co., Ltd.	4,293,933	2,978,113
	China Petrochemical Development Corp.	2,673,300	738,161
	China Steel Corp.	19,804,932	13,398,178
	Chipbond Technology Corp.	1,246,000	2,543,777
	Chroma ATE, Inc.	549,000	3,085,077
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	167,892	6,191,857
	Chunghwa Telecom Co., Ltd.	1,462,000	5,463,688
	Compal Electronics, Inc.	9,684,541	6,150,709
	CTBC Financial Holding Co., Ltd.	16,844,175	11,154,937
	Delta Electronics, Inc.	1,676,486	11,459,554
	E Ink Holdings, Inc.	456,000	636,958
	E.Sun Financial Holding Co., Ltd.	17,382,049	16,083,709
#	Eclat Textile Co., Ltd.	302,402	3,574,308
	Eternal Materials Co., Ltd.	808,591	854,456
	Eva Airways Corp.	8,294,758	3,075,632
*	Evergreen Marine Corp. Taiwan, Ltd.	5,774,222	2,167,371
	Far Eastern International Bank	412,653	154,954
	Far Eastern New Century Corp.	5,649,085	4,939,964
	Far EasTone Telecommunications Co., Ltd.	3,371,000	7,262,749
	Feng TAY Enterprise Co., Ltd.	405,466	2,428,576
	First Financial Holding Co., Ltd.	11,521,297	9,284,387
#	Formosa Chemicals & Fibre Corp.	2,375,518	5,465,277
	Formosa Petrochemical Corp.	634,000	1,767,090
	Formosa Plastics Corp.	2,134,153	5,715,693
	Formosa Sumco Technology Corp.	156,000	691,533
	Formosa Taffeta Co., Ltd.	1,357,000	1,399,631
	Foxconn Technology Co., Ltd.	1,456,627	2,698,612
	Fubon Financial Holding Co., Ltd.	6,213,233	8,848,799
#	General Interface Solution Holding, Ltd.	378,000	1,775,709
	Genius Electronic Optical Co., Ltd.	119,695	2,768,140
	Giant Manufacturing Co., Ltd.	462,506	4,870,250
#	Globalwafers Co., Ltd.	293,000	4,194,223
	Highwealth Construction Corp.	1,156,856	1,689,827
	Hiwin Technologies Corp.	373,205	3,936,024
	Hon Hai Precision Industry Co., Ltd.	7,717,322	20,625,529
	Hotai Motor Co., Ltd.	272,000	6,220,888

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co., Ltd.	10,096,308	$6,924,610
	Innolux Corp.	13,005,241	3,683,440
	Inventec Corp.	5,188,550	4,419,146
#	ITEQ Corp.	142,455	650,474
	King's Town Bank Co., Ltd.	642,000	786,430
#	Largan Precision Co., Ltd.	69,860	9,115,924
	Lien Hwa Industrial Holdings Corp.	87,780	140,651
	Lite-On Technology Corp.	4,435,410	7,503,779
#	Macronix International	3,915,074	4,230,491
	MediaTek, Inc.	778,995	18,600,884
	Mega Financial Holding Co., Ltd.	6,435,369	7,104,350
	Merida Industry Co., Ltd.	184,287	1,700,418
#	Micro-Star International Co., Ltd.	1,429,000	6,357,323
	momo.com, Inc.	33,000	732,425
	Nan Ya Plastics Corp.	2,955,599	6,163,356
	Nanya Technology Corp.	2,092,010	4,328,999
	Nien Made Enterprise Co., Ltd.	368,000	4,040,489
	Novatek Microelectronics Corp.	656,000	6,502,832
	Parade Technologies, Ltd.	86,000	3,743,544
	Pegatron Corp.	3,664,345	7,687,256
#	Phison Electronics Corp.	298,000	2,989,782
#	Pou Chen Corp.	5,223,487	4,735,541
#	Powertech Technology, Inc.	2,453,819	8,197,393
	Poya International Co., Ltd.	55,275	1,160,700
	President Chain Store Corp.	659,831	6,302,794
	Qisda Corp.	2,157,000	1,231,497
	Quanta Computer, Inc.	3,969,000	11,089,264
	Radiant Opto-Electronics Corp.	865,000	3,698,226
	Realtek Semiconductor Corp.	282,950	3,609,925
	Ruentex Development Co., Ltd.	428,230	742,345
	Ruentex Industries, Ltd.	220,109	482,114
*	Shin Kong Financial Holding Co., Ltd.	17,542,761	5,097,914
	Silergy Corp.	45,000	2,699,573
#	Simplo Technology Co., Ltd.	338,000	3,756,860
	Sino-American Silicon Products, Inc.	1,508,000	5,034,352
	SinoPac Financial Holdings Co., Ltd.	14,729,623	5,354,315
	Standard Foods Corp.	839,418	1,756,093
	Synnex Technology International Corp.	2,227,343	3,327,003
	TA Chen Stainless Pipe	1,381,080	1,097,841
	Taichung Commercial Bank Co., Ltd.	1,425,688	569,417
	Taishin Financial Holding Co., Ltd.	16,215,307	7,389,900
	Taiwan Business Bank	9,559,685	3,297,730
#	Taiwan Cement Corp.	8,666,565	13,311,938
	Taiwan Cooperative Financial Holding Co., Ltd.	11,218,570	8,193,946
	Taiwan FamilyMart Co., Ltd.	73,000	640,751
	Taiwan Fertilizer Co., Ltd.	592,000	1,128,586
*	Taiwan Glass Industry Corp.	876,374	302,415
	Taiwan High Speed Rail Corp.	1,727,000	1,966,095
	Taiwan Mobile Co., Ltd.	1,870,300	6,701,446
	Taiwan Secom Co., Ltd.	432,670	1,270,245
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	655,168	51,686,204
	Taiwan Semiconductor Manufacturing Co., Ltd.	21,917,808	318,982,955
#*	Tatung Co., Ltd.	2,514,000	1,371,487
	Teco Electric and Machinery Co., Ltd.	2,927,000	2,720,581
	Tripod Technology Corp.	893,870	3,880,164
	Unimicron Technology Corp.	2,616,000	5,746,982
	Uni-President Enterprises Corp.	5,022,033	12,257,040
	United Microelectronics Corp.	21,583,000	16,366,276
	Vanguard International Semiconductor Corp.	946,000	3,066,274

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Voltronic Power Technology Corp.	102,117	$3,111,200
	Walsin Lihwa Corp.	3,419,000	1,672,735
#	Walsin Technology Corp.	666,000	3,990,193
	Wan Hai Lines, Ltd.	1,362,800	810,039
	Win Semiconductors Corp.	338,034	3,645,255
#	Winbond Electronics Corp.	7,437,407	3,327,674
*	Wintek Corp.	604,760	7,083
	Wistron Corp.	6,380,699	7,476,211
	WPG Holdings, Ltd.	3,636,039	4,946,195
#	Yageo Corp.	303,682	4,032,503
	Yuanta Financial Holding Co., Ltd.	12,875,806	7,922,209
	Zhen Ding Technology Holding, Ltd.	1,020,700	4,705,526
TOTAL TAIWAN			968,294,974
THAILAND — (2.4%)
	Advanced Info Service PCL	1,334,200	7,915,562
	Airports of Thailand PCL	3,312,200	5,470,321
	B Grimm Power PCL	755,900	1,187,817
	Bangkok Bank PCL	207,800	663,067
	Bangkok Bank PCL	349,700	1,115,855
	Bangkok Dusit Medical Services PCL, Class F	8,356,100	5,922,226
	Bangkok Expressway & Metro PCL	10,921,599	3,099,692
	Banpu PCL	3,898,950	693,952
	Banpu Power PCL	476,900	230,937
	Berli Jucker PCL	1,771,800	2,102,352
	BTS Group Holdings PCL	4,387,200	1,477,290
	Bumrungrad Hospital PCL	811,000	2,977,936
	Carabao Group PCL, Class F	589,400	2,296,548
	Central Pattana PCL	1,713,700	2,651,680
*	Central Retail Corp. PCL	293,550	277,711
	Charoen Pokphand Foods PCL	5,521,900	5,976,561
*	CP ALL PCL	5,689,600	12,452,985
	Delta Electronics Thailand PCL	195,100	710,137
	Electricity Generating PCL	179,300	1,362,755
	Energy Absolute PCL	1,456,600	2,207,147
	Global Power Synergy PCL, Class F	398,000	874,305
	Home Product Center PCL	6,546,913	3,275,294
	Indorama Ventures PCL	3,190,300	2,557,765
	Intouch Holdings PCL	736,586	1,340,536
	Intouch Holdings PCL, Class F	625,800	1,138,913
	IRPC PCL	18,470,900	1,504,565
	Jasmine International PCL	6,039,600	666,278
	Kasikornbank PCL	990,400	2,588,554
	Kasikornbank PCL	164,300	426,787
	Kiatnakin Bank PCL	578,100	718,396
	Krung Thai Bank PCL	4,446,087	1,404,440
	Krungthai Card PCL	1,730,600	1,706,597
	Land & Houses PCL	7,526,900	1,786,228
	Land & Houses PCL	1,091,740	259,084
*	Minor International PCL	5,987,483	3,494,659
	MK Restaurants Group PCL	686,600	1,084,424
*	Muangthai Capital PCL	1,364,300	2,187,605
	Osotspa PCL	575,200	783,965
	PTT Exploration & Production PCL	1,864,655	5,441,629
	PTT Global Chemical PCL	2,783,572	4,195,555
	PTT PCL	10,403,200	13,011,298
	Ratch Group PCL	934,400	1,790,440
	Siam Cement PCL (The)	370,900	4,543,696
	Siam Cement PCL (The)	135,100	1,655,037

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam City Cement PCL	116,367	$563,503
	Siam Commercial Bank PCL (The)	769,066	1,652,447
	Siam Global House PCL	3,724,755	2,269,553
*	Srisawad Corp. PCL	1,823,672	2,807,224
	Thai Oil PCL	1,802,900	2,428,343
	Thai Union Group PCL, Class F	7,198,340	3,093,330
	Thanachart Capital PCL	518,300	577,597
	Tisco Financial Group PCL	541,000	1,127,716
	TMB Bank PCL	36,078,867	1,099,172
	TOA Paint Thailand PCL	1,010,000	1,255,111
	Total Access Communication PCL	1,066,300	1,256,683
	Total Access Communication PCL	894,200	1,053,855
	True Corp. PCL	37,442,231	4,034,503
	TTW PCL	1,909,600	820,609
	VGI PCL	2,350,500	497,500
	WHA Corp. PCL	7,675,800	792,627
TOTAL THAILAND			144,558,354
TURKEY — (0.6%)
*	Akbank T.A.S.	1,694,509	1,274,578
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	694,675
#*	Arcelik A.S.	371,451	1,230,354
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	318,807	1,606,213
#	BIM Birlesik Magazalar A.S.	520,367	5,312,614
	Coca-Cola Icecek A.S.	212,511	1,366,753
	Enerjisa Enerji A.S.	246,453	292,093
	Enka Insaat ve Sanayi A.S.	958,324	894,316
	Eregli Demir ve Celik Fabrikalari TAS	2,381,527	2,601,252
	Ford Otomotiv Sanayi A.S.	89,668	1,062,427
	KOC Holding A.S.	319,003	739,355
#*	Koza Altin Isletmeleri A.S.	67,645	839,326
#*	Petkim Petrokimya Holding A.S.	1,890,900	1,058,419
	Soda Sanayii A.S.	167,425	156,704
	TAV Havalimanlari Holding A.S.	298,412	711,646
	Tofas Turk Otomobil Fabrikasi A.S.	246,939	898,450
#*	Tupras Turkiye Petrol Rafinerileri A.S.	80,901	958,720
#*	Turk Hava Yollari AO	1,606,643	2,441,754
	Turk Telekomunikasyon A.S.	562,814	583,829
	Turkcell Iletisim Hizmetleri A.S.	1,361,640	2,890,356
#*	Turkiye Garanti Bankasi A.S.	1,991,110	2,001,434
#*	Turkiye Halk Bankasi A.S.	769,867	609,789
#*	Turkiye Is Bankasi A.S., Class C	2,034,740	1,400,622
#	Turkiye Sise ve Cam Fabrikalari A.S.	1,129,977	933,625
#*	Turkiye Vakiflar Bankasi TAO, Class D	1,370,696	887,714
*	Ulker Biskuvi Sanayi A.S.	220,913	821,644
#*	Yapi ve Kredi Bankasi A.S.	3,249,838	996,965
TOTAL TURKEY			35,265,627
UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	557,999	771,484
	Abu Dhabi Islamic Bank PJSC	715,150	725,412
	Aldar Properties PJSC	1,180,033	560,666
	Dubai Financial Market PJSC	29,134	6,420
	Dubai Islamic Bank PJSC	1,457,900	1,490,138
	Emirates Telecommunications Group Co. PJSC	423,140	1,913,216
	First Abu Dhabi Bank PJSC	584,771	1,773,279

The Emerging Markets Series
CONTINUED
	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
* International Holdings Co. PJSC	23,685	$213,232
TOTAL UNITED ARAB EMIRATES		7,453,847
TOTAL COMMON STOCKS		5,942,812,188
PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Alpargatas SA	122,900	741,186
Banco Bradesco SA	2,283,454	9,822,720
Braskem SA, Class A	88,139	385,230
Centrais Eletricas Brasileiras SA, Class B	150,746	1,111,114
Cia de Transmissao de Energia Eletrica Paulista	122,300	528,442
Cia Energetica de Minas Gerais	1,004,030	2,309,642
Cia Paranaense de Energia	86,999	1,107,052
Gerdau SA	1,560,921	5,221,472
Itau Unibanco Holding SA	2,862,200	14,753,919
Lojas Americanas SA	651,281	4,257,350
Petroleo Brasileiro SA	3,525,848	15,004,903
Telefonica Brasil SA	282,462	2,850,854
TOTAL BRAZIL		58,093,884
CHILE — (0.0%)
Embotelladora Andina SA, Class B	430,906	1,081,448
COLOMBIA — (0.0%)
Banco Davivienda SA	120,239	888,989
Grupo Argos SA	41,546	86,142
Grupo Aval Acciones y Valores SA	3,126,389	728,625
Grupo de Inversiones Suramericana SA	129,106	564,428
TOTAL COLOMBIA		2,268,184
SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	1,205	34,624
CJ Corp.	4,616	222,049
TOTAL SOUTH KOREA		256,673
TOTAL PREFERRED STOCKS		61,700,189
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* B2W Cia Digital. Rights 08/25/20	8,962	12,026
* IRB Brasil Resseguros SA 08/12/20	156,267	29,956
TOTAL BRAZIL		41,982
CHINA — (0.0%)
* China Merchants Securities Co., Ltd. Rights 08/11/20	123,660	18,668
* Legend Holdings Corp. Rights 05/23/19	25,976	0
TOTAL CHINA		18,668
INDIA — (0.0%)
* Mahindra & Mahindra Financial Services, Ltd. Rights 08/11/20	699,743	685,128

The Emerging Markets Series
CONTINUED
	Shares	Value»

SOUTH AFRICA — (0.0%)
* Foschini Group, Ltd. (The) Rights 08/07/20	28,466	$45,629
TOTAL RIGHTS/WARRANTS		791,407
TOTAL INVESTMENT SECURITIES (Cost $4,159,893,626)		6,005,303,784

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	8,867,693	102,608,073
TOTAL INVESTMENTS — (100.0%)
(Cost $4,262,478,528)^^			$6,107,911,857
As of July 31, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	600	09/18/20	$29,129,477	$32,079,000	$2,949,523
S&P 500® Emini Index	66	09/18/20	10,474,979	10,769,550	294,571
Total Futures Contracts			$39,604,456	$42,848,550	$3,244,094
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$286,498,217	—	—	$286,498,217
Chile	44,336,030	—	—	44,336,030
China	492,410,941	$1,463,334,559	—	1,955,745,500
Colombia	13,935,333	—	—	13,935,333
Czech Republic	—	5,316,258	—	5,316,258
Egypt	2,969	5,679,520	—	5,682,489
Greece	—	15,020,544	—	15,020,544
Hungary	—	20,656,457	—	20,656,457
India	36,718,427	626,409,999	—	663,128,426
Indonesia	2,040,007	116,143,602	—	118,183,609
Malaysia	—	138,733,943	—	138,733,943
Mexico	144,363,196	—	—	144,363,196
Peru	8,573,545	—	—	8,573,545
Philippines	3,078,913	55,285,031	—	58,363,944
Poland	—	56,366,232	—	56,366,232
Qatar	—	8,390,477	—	8,390,477
Russia	16,074,512	63,875,957	—	79,950,469
Saudi Arabia	—	52,335,721	—	52,335,721
South Africa	75,582,989	225,880,255	—	301,463,244
South Korea	9,621,547	800,574,205	—	810,195,752
Taiwan	58,549,232	909,745,742	—	968,294,974
Thailand	144,558,354	—	—	144,558,354
Turkey	—	35,265,627	—	35,265,627
United Arab Emirates	—	7,453,847	—	7,453,847

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$58,093,884	—	—	$58,093,884
Chile	1,081,448	—	—	1,081,448
Colombia	2,268,184	—	—	2,268,184
South Korea	—	$256,673	—	256,673
Rights/Warrants
Brazil	—	41,982	—	41,982
China	—	18,668	—	18,668
India	—	685,128	—	685,128
South Africa	—	45,629	—	45,629
Securities Lending Collateral	—	102,608,073	—	102,608,073
Futures Contracts**	3,244,094	—	—	3,244,094
TOTAL	$1,401,031,822	$4,710,124,129	—	$6,111,155,951
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.5%)
BELGIUM — (0.0%)
	Titan Cement International SA	26,491	$351,383
BRAZIL — (5.5%)
	AES Tiete Energia SA	2,152,651	6,255,889
	AES Tiete Energia SA	13,378	8,232
	Aliansce Sonae Shopping Centers SA	875,692	4,656,657
	Alliar Medicos A Frente SA	325,200	708,183
	Alupar Investimento SA	1,086,045	5,027,842
*	Anima Holding SA	351,800	1,938,203
	Arezzo Industria e Comercio SA	306,348	3,098,393
#*	Azul SA, ADR	521,412	6,017,094
	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	794,716
	BR Malls Participacoes SA	5,228,841	9,923,326
	BR Properties SA	1,397,353	2,483,147
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	279,142	1,125,333
	Camil Alimentos SA	817,935	1,930,161
	Cia de Locacao das Americas	1,995,262	7,316,974
	Cia de Saneamento de Minas Gerais-COPASA	441,882	4,620,806
	Cia de Saneamento do Parana	2,008,796	11,802,743
	Cia de Saneamento do Parana	41,700	49,961
	Cia Hering	1,002,914	2,845,392
	Cia Paranaense de Energia	16,800	213,746
	Cia Siderurgica Nacional SA	2,655,451	6,235,783
	Cielo SA	998,800	1,028,181
	Cogna Educacao	3,824,828	6,070,981
	Construtora Tenda SA	535,471	3,429,486
*	Cosan Logistica SA	977,662	3,793,288
	CSU Cardsystem SA	270,835	714,397
	CVC Brasil Operadora e Agencia de Viagens SA	942,387	3,757,589
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	56,166	295,228
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	54,690	151,493
	Dimed SA Distribuidora da Medicamentos	43,158	222,634
	Direcional Engenharia SA	830,012	2,572,830
	Duratex SA	2,323,438	7,170,899
*	EcoRodovias Infraestrutura e Logistica SA	1,370,707	3,815,293
	EDP - Energias do Brasil SA	1,996,378	7,102,927
*	Embraer SA	1,745,509	2,546,381
*	Embraer SA, Sponsored ADR	613,394	3,545,417
	Enauta Participacoes SA	607,024	1,275,361
*	Eneva SA	730,700	7,055,498
	Even Construtora e Incorporadora SA	1,019,694	2,889,089
	Ez Tec Empreendimentos e Participacoes SA	683,023	5,390,549
	Fleury SA	1,247,031	6,122,143
	Fras-Le SA	242,460	258,423
*	Gafisa SA	465,061	517,076
	Gafisa SA, ADR	70,312	150,468
*	Gafisa SA	297,168	325,848
#	Gol Linhas Aereas Inteligentes SA, ADR	322,980	2,205,953
	Grendene SA	1,765,823	2,579,400
	Guararapes Confeccoes SA	690,124	2,361,467
*	Helbor Empreendimentos SA	3,161,465	1,806,015
	Industrias Romi SA	185,500	465,835
	Instituto Hermes Pardini SA	368,558	1,978,247
*	International Meal Co. Alimentacao SA, Class A	2,033,242	1,574,661
	Iochpe-Maxion SA	818,200	2,015,483

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	JHSF Participacoes SA	1,557,564	$2,752,919
	JSL SA	453,328	2,503,643
	Kepler Weber SA	165,946	1,390,160
*	Light SA	1,972,115	7,145,139
	LOG Commercial Properties e Participacoes SA	188,072	1,326,746
*	Log-in Logistica Intermodal SA	296,109	900,267
	M Dias Branco SA	324,311	2,429,589
	Mahle-Metal Leve SA	286,924	1,003,798
	Marcopolo SA	638,300	337,715
*	Marfrig Global Foods SA	2,589,520	7,153,192
*	Marisa Lojas SA	784,679	1,227,436
*	Mills Estruturas e Servicos de Engenharia SA	1,258,520	1,848,015
*	Minerva SA	1,384,548	3,604,329
	Movida Participacoes SA	674,047	2,151,399
	MRV Engenharia e Participacoes SA	2,112,724	7,751,778
	Natura & Co. Holding SA	160,031	1,443,072
	Odontoprev SA	1,846,517	4,891,905
*	Omega Geracao SA	217,310	1,649,649
*	Paranapanema SA	165,102	408,282
*	Petro Rio SA	665,991	5,054,410
	Porto Seguro SA	59,782	619,187
	Portobello SA	488,541	401,768
	Positivo Tecnologia SA	122,980	123,533
*	Profarma Distribuidora de Produtos Farmaceuticos SA	226,502	284,400
	Qualicorp Consultoria e Corretora de Seguros SA	1,433,563	7,694,696
*	Restoque Comercio e Confeccoes de Roupas SA	183,440	195,869
	Sao Carlos Empreendimentos e Participacoes SA	86,509	650,076
	Sao Martinho SA	1,274,629	5,231,390
	Ser Educacional SA	439,780	1,317,683
	SLC Agricola SA	845,142	3,758,671
	Smiles Fidelidade SA	429,000	1,255,778
	Sul America SA	23,556	228,947
*	Tecnisa SA	416,368	912,305
	Tegma Gestao Logistica SA	243,802	1,219,349
*	Terra Santa Agro SA	3,000	9,662
	TOTVS SA	359,242	1,778,805
	Transmissora Alianca de Energia Eletrica SA	2,257,120	12,530,541
	Trisul SA	309,282	811,661
*	Tupy SA	531,814	1,855,444
	Unipar Carbocloro SA	5,573	32,595
	Usinas Siderurgicas de Minas Gerais SA Usiminas	96,000	157,345
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	563,450	1,189,212
*	Via Varejo SA	4,276,519	16,002,463
*	Vulcabras Azaleia SA	739,509	732,910
	Wiz Solucoes e Corretagem de Seguros SA	486,044	963,414
	YDUQS Participacoes SA	1,829,102	11,883,001
TOTAL BRAZIL			291,055,269
CANADA — (0.1%)
	Atlas Corp.	558,523	3,971,099
CHILE — (1.1%)
	AES Gener SA	11,288,762	1,935,489
*	Banvida SA	48,106	14,011
	Besalco SA	2,737,176	1,536,602
*	CAP SA	400,244	3,013,540
	Cementos BIO BIO SA	352,724	319,383
	Cia Pesquera Camanchaca SA	1,471,136	109,695

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
*	Cia Sud Americana de Vapores SA	100,775,719	$2,615,701
	Cristalerias de Chile SA	130,323	774,646
	Embotelladora Andina SA, ADR, Class B	10,514	153,504
	Empresa Nacional de Telecomunicaciones SA	663,274	4,729,461
	Empresas Hites SA	1,238,776	212,719
	Empresas Lipigas SA	6,383	41,561
	Empresas Tricot SA	70,631	45,744
	Engie Energia Chile SA	4,318,522	6,189,201
*	Enjoy SA	2,562,139	16,211
	Forus SA	644,481	862,787
	Grupo Security SA	7,084,088	1,422,320
	Guangdong Highsun Group Co., Ltd., Class A	256,300	140,932
	Hortifrut SA	118,502	138,638
	Instituto de Diagnostico SA	2,928	6,627
	Inversiones Aguas Metropolitanas SA	3,014,838	2,628,316
	Inversiones La Construccion SA	259,179	1,831,569
*	Masisa SA	16,999,050	296,393
	Multiexport Foods SA	4,581,893	1,471,113
	Parque Arauco SA	4,287,559	7,334,146
	PAZ Corp. SA	1,264,225	1,035,347
	Ripley Corp. SA	6,829,011	2,336,293
	Salfacorp SA	2,456,457	1,434,172
	Sigdo Koppers SA	1,180,120	1,379,555
	SMU SA	5,737,460	1,023,188
	Sociedad Matriz SAAM SA	37,260,334	2,706,943
	Socovesa SA	3,033,294	849,255
	SONDA SA	3,048,242	2,456,117
	Vina Concha y Toro SA	3,553,398	5,914,038
TOTAL CHILE			56,975,217
CHINA — (22.3%)
*	21Vianet Group, Inc., ADR	8,227	178,855
	361 Degrees International, Ltd.	6,324,000	890,106
#*	3SBio, Inc.	8,281,000	10,077,442
#*	500.com, Ltd., ADR, Class A	5,931	22,478
*	51job, Inc., ADR	134,562	9,134,069
	5I5J Holding Group Co., Ltd., Class A	1,162,200	680,304
	AAG Energy Holdings, Ltd.	982,601	135,784
*	Advanced Technology & Materials Co., Ltd., Class A	146,900	155,660
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	279,103	440,252
	Agile Group Holdings, Ltd.	606,000	768,969
	Ajisen China Holdings, Ltd.	4,142,000	662,614
	AKM Industrial Co., Ltd.	2,880,000	387,978
*	Alibaba Pictures Group, Ltd.	5,520,000	770,464
	AMVIG Holdings, Ltd.	2,508,000	433,890
	An Hui Wenergy Co., Ltd., Class A	1,410,402	839,004
#	Angang Steel Co., Ltd., Class H	11,056,999	3,101,731
	Anhui Construction Engineering Group Co., Ltd., Class A	684,590	455,101
	Anhui Expressway Co., Ltd., Class H	3,130,000	1,502,785
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	71,400	183,289
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	520,729	387,954
*	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	322,119	428,046
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	504,600	535,724
	Anhui Jinhe Industrial Co., Ltd., Class A	4,856	20,848
	Anhui Sun-Create Electronics Co., Ltd., Class A	50,300	326,120
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	31,100	47,415
	Anhui Xinhua Media Co., Ltd., Class A	138,900	116,283
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	246,849	331,730
	Animal Health Holdings, Inc.	3,671,000	88,811

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Anton Oilfield Services Group	12,714,000	$740,773
	Aoshikang Technology Co., Ltd., Class A	38,900	321,311
*	Aowei Holdings, Ltd.	1,451,000	246,040
	APT Satellite Holdings, Ltd.	226,000	70,039
*	Art Group Holdings, Ltd.	320,000	8,406
	Asia Cement China Holdings Corp.	3,436,500	3,893,292
*	Asian Citrus Holdings, Ltd.	2,314,000	33,589
	Ausnutria Dairy Corp., Ltd.	3,780,000	6,334,133
	Avic Heavy Machinery Co., Ltd., Class A	181,900	348,558
#*	AVIC International Holding HK, Ltd.	33,595,722	563,740
	AviChina Industry & Technology Co., Ltd., Class H	16,633,000	9,903,046
	BAIC Motor Corp., Ltd., Class H	8,829,500	4,305,824
	BAIOO Family Interactive, Ltd.	1,824,000	277,869
	Bank of Chongqing Co., Ltd., Class H	2,533,500	1,324,089
	Bank of Tianjin Co., Ltd., Class H	100,000	40,255
#	Bank of Zhengzhou Co., Ltd., Class H	671,000	161,124
	Baosheng Science and Technology Innovation Co., Ltd., Class A	191,902	124,114
*	Baoye Group Co., Ltd., Class H	1,570,000	1,329,782
#*	Baozun, Inc., Sponsored ADR	283,293	11,915,304
	BBMG Corp., Class H	5,383,000	1,181,799
	Befar Group Co., Ltd., Class A	623,900	448,854
	Beijing Capital International Airport Co., Ltd., Class H	11,576,000	7,625,862
	Beijing Capital Land, Ltd., Class H	11,897,750	2,305,013
	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	85,250	504,384
*	Beijing Enterprises Clean Energy Group, Ltd.	59,768,570	370,258
	Beijing Enterprises Holdings, Ltd.	648,000	2,267,698
#*	Beijing Enterprises Medical & Health Group, Ltd.	22,158,000	317,236
	Beijing Enterprises Water Group, Ltd.	10,650,000	4,526,130
	Beijing Forever Technology Co., Ltd., Class A	195,938	288,921
*	Beijing Gas Blue Sky Holdings, Ltd.	16,288,000	304,805
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	245,300	560,251
	Beijing Global Safety Technology Co., Ltd., Class A	77,036	485,746
	Beijing Hualian Department Store Co., Ltd., Class A	927,300	268,523
*	Beijing Jetsen Technology Co., Ltd., Class A	73,300	54,247
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,038,000	2,496,456
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	189,200	198,672
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	52,954	406,335
#	Beijing North Star Co., Ltd., Class H	5,674,000	1,223,487
	Beijing Orient Landscape & Environment Co., Ltd., Class A	707,100	514,007
	Beijing Shuzhi Technology Co., Ltd., Class A	154,697	188,040
	Beijing SL Pharmaceutical Co., Ltd., Class A	237,600	476,019
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	104,200	88,227
	Beijing SuperMap Software Co., Ltd., Class A	107,317	382,154
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	41,600	61,722
*	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,669,000	504,617
	Best Pacific International Holdings, Ltd.	1,788,000	241,320
	Bestsun Energy Co., Ltd., Class A	381,900	296,242
	Better Life Commercial Chain Share Co., Ltd., Class A	145,149	290,285
	Biem.L.Fdlkk Garment Co., Ltd., Class A	214,880	483,199
	BII Railway Transportation Technology Holdings Co., Ltd.	2,636,000	129,467
*	Billion Industrial Holdings, Ltd.	44,000	30,956
#*	Bitauto Holdings, Ltd., ADR	222,123	3,527,313
*	Bluedon Information Security Technology Co., Ltd., Class A	940,700	543,948
#	Bosideng International Holdings, Ltd.	13,826,000	3,998,681
*	Boyaa Interactive International, Ltd.	2,292,000	222,143
	Brilliance China Automotive Holdings, Ltd.	8,404,000	8,581,762
#	BYD Electronic International Co., Ltd.	4,381,500	15,381,789
	C C Land Holdings, Ltd.	14,771,015	3,316,527

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	CA Cultural Technology Group, Ltd.	3,348,000	$933,427
	Cabbeen Fashion, Ltd.	1,511,000	380,218
	Camel Group Co., Ltd., Class A	154,235	165,559
	Canny Elevator Co., Ltd., Class A	162,500	254,733
	Canvest Environmental Protection Group Co., Ltd.	4,545,000	2,058,275
*	Capital Environment Holdings, Ltd.	23,030,000	389,846
#*	CAR, Inc.	5,720,000	1,734,268
	Carrianna Group Holdings Co., Ltd.	891,257	61,007
*	CECEP COSTIN New Materials Group, Ltd.	4,494,000	65,233
	CECEP Solar Energy Co., Ltd., Class A	681,500	475,893
	CECEP Wind-Power Corp., Class A	2,167,600	959,180
	Central China Real Estate, Ltd.	6,418,626	3,165,138
	Central China Securities Co., Ltd., Class H	5,959,000	1,223,780
*	Century Sunshine Group Holdings, Ltd.	12,390,000	92,717
*	CGN New Energy Holdings Co., Ltd.	10,558,000	1,908,014
	CGN Nuclear Technology Development Co., Ltd., Class A	141,400	187,100
	Changchun Faway Automobile Components Co., Ltd., Class A	232,830	305,286
*	Changshouhua Food Co., Ltd.	1,659,000	583,047
	Changzhou Qianhong Biopharma Co., Ltd., Class A	299,700	207,914
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	165,756	418,218
	Chaowei Power Holdings, Ltd.	4,022,000	2,131,702
	Cheetah Mobile, Inc., ADR	282,767	701,262
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	69,800	142,998
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	131,034	400,390
	Chengdu Xingrong Environment Co., Ltd., Class A	239,100	174,740
	China Aerospace International Holdings, Ltd.	13,768,500	870,708
	China Aircraft Leasing Group Holdings, Ltd.	1,943,500	1,495,667
	China Aoyuan Group, Ltd.	8,783,000	11,076,157
	China Bester Group Telecom Co., Ltd., Class A	102,700	256,245
	China BlueChemical, Ltd., Class H	14,054,000	2,069,601
	China Building Material Test & Certification Group Co., Ltd., Class A	83,747	293,659
*	China CAMC Engineering Co., Ltd., Class A	332,197	380,505
*	China Chengtong Development Group, Ltd.	2,628,000	67,918
	China Common Rich Renewable Energy Investments, Ltd.	17,084,000	2,066,533
	China Communications Services Corp., Ltd., Class H	16,046,000	10,402,244
	China CYTS Tours Holding Co., Ltd., Class A	255,300	392,239
	China Datang Corp. Renewable Power Co., Ltd., Class H	15,103,000	2,126,974
*	China Daye Non-Ferrous Metals Mining, Ltd.	7,434,000	48,008
	China Development Bank Financial Leasing Co., Ltd., Class H	110,000	14,633
#*	China Dili Group	12,965,699	3,344,857
	China Distance Education Holdings, Ltd., ADR	86,803	756,922
	China Dongxiang Group Co., Ltd.	25,778,985	3,259,828
#	China Electronics Huada Technology Co., Ltd.	5,724,000	674,367
#	China Electronics Optics Valley Union Holding Co., Ltd.	14,920,000	944,055
	China Energy Engineering Corp., Ltd., Class H	906,000	95,917
#	China Everbright Greentech Ltd.	3,230,000	1,417,013
	China Everbright International, Ltd.	14,366,000	8,881,096
	China Everbright, Ltd.	7,078,000	11,342,367
	China Express Airlines Co., Ltd., Class A	241,588	374,271
*	China Financial Services Holdings, Ltd.	5,436,000	109,377
	China Foods, Ltd.	6,540,000	2,338,832
	China Glass Holdings, Ltd.	3,642,000	190,709
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,312,000	5,036,483
*	China Greenland Broad Greenstate Group Co., Ltd.	4,572,000	253,705
	China Hanking Holdings, Ltd.	3,528,000	751,159
#	China Harmony Auto Holding, Ltd.	6,061,500	2,731,686
*	China Harzone Industry Corp., Ltd., Class A	293,816	404,820
*	China High Precision Automation Group, Ltd.	1,289,000	38,045
	China High Speed Railway Technology Co., Ltd., Class A	741,500	323,030

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China High Speed Transmission Equipment Group Co., Ltd.	2,578,000	$1,572,389
	China Hongqiao Group, Ltd.	2,794,000	1,604,672
	China Huarong Asset Management Co., Ltd., Class H	17,701,000	2,011,918
*	China Huiyuan Juice Group, Ltd.	4,034,500	182,508
#*	China Index Holdings, Ltd., ADR	117,657	232,962
	China International Marine Containers Group Co., Ltd., Class H	3,316,820	3,167,580
	China Kepei Education Group, Ltd.	542,000	416,119
	China Kings Resources Group Co., Ltd., Class A	77,200	272,172
	China Lesso Group Holdings, Ltd.	7,690,000	14,877,864
	China Lilang, Ltd.	3,215,000	1,726,563
#*	China Logistics Property Holdings Co., Ltd.	3,646,000	1,720,844
#*	China Longevity Group Co., Ltd.	1,076,350	35,692
	China Longyuan Power Group Corp., Ltd., Class H	11,393,000	8,161,682
#*	China Lumena New Materials Corp.	363,249	0
	China Machinery Engineering Corp., Class H	6,682,000	1,622,363
#	China Maple Leaf Educational Systems, Ltd.	11,012,000	3,815,222
*	China Medical & HealthCare Group, Ltd.	930,000	19,311
	China Medical System Holdings, Ltd.	9,137,500	11,095,161
	China Meidong Auto Holdings, Ltd.	2,816,000	7,870,457
	China Merchants Land, Ltd.	9,912,000	1,650,449
	China Merchants Port Holdings Co., Ltd.	2,988,000	3,418,731
#*	China Metal Recycling Holdings, Ltd.	2,401,686	0
#*	China Modern Dairy Holdings, Ltd.	8,264,000	1,142,948
	China New Town Development Co., Ltd.	8,333,148	137,808
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	401,000	306,758
#*	China Oceanwide Holdings, Ltd.	4,994,000	109,776
#*	China Oil & Gas Group, Ltd.	31,898,000	948,573
	China Oriental Group Co., Ltd.	9,182,000	2,658,764
	China Overseas Grand Oceans Group, Ltd.	11,729,749	7,093,130
	China Overseas Property Holdings, Ltd.	9,150,000	9,557,477
	China Pioneer Pharma Holdings, Ltd.	2,803,000	408,918
	China Power International Development, Ltd.	32,366,333	6,059,549
*	China Properties Group, Ltd.	2,045,000	124,251
	China Publishing & Media Co., Ltd., Class A	181,600	164,100
	China Railway Tielong Container Logistics Co., Ltd., Class A	189,400	158,331
*	China Rare Earth Holdings, Ltd.	7,152,799	429,447
	China Reinsurance Group Corp., Class H	5,165,000	566,666
	China Renaissance Holdings, Ltd.	23,200	49,821
	China Resources Medical Holdings Co., Ltd.	5,558,000	3,970,091
	China Resources Pharmaceutical Group, Ltd.	4,254,500	2,416,473
*	China Ruifeng Renewable Energy Holdings, Ltd.	224,000	7,873
	China Sanjiang Fine Chemicals Co., Ltd.	5,545,000	1,933,965
	China SCE Group Holdings, Ltd.	13,437,200	6,194,301
	China Science Publishing & Media, Ltd., Class A	175,900	239,344
#*	China Shanshui Cement Group, Ltd.	30,000	8,446
#*	China Shengmu Organic Milk, Ltd.	11,882,000	621,380
	China Shineway Pharmaceutical Group, Ltd.	2,256,200	1,509,445
*	China Silver Group, Ltd.	5,550,000	716,409
#	China South City Holdings, Ltd.	31,322,000	3,194,922
	China Starch Holdings, Ltd.	7,505,000	127,831
	China State Construction Development Holdings, Ltd.	116,000	7,269
	China State Construction International Holdings, Ltd.	6,710,000	3,970,478
*	China Sunshine Paper Holdings Co., Ltd.	1,794,000	391,994
*	China Suntien Green Energy Corp., Ltd., Class H	10,724,000	3,117,056
#	China Tian Lun Gas Holdings, Ltd.	2,018,000	1,587,740
#*	China Tianrui Group Cement Co., Ltd.	256,000	280,889
*	China Tianying, Inc., Class A	657,100	488,715
	China Traditional Chinese Medicine Holdings Co., Ltd.	16,070,000	8,218,815

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Travel International Investment Hong Kong, Ltd.	17,793,900	$2,641,617
*	China Tungsten And Hightech Materials Co., Ltd., Class A	37,000	38,066
#	China Vast Industrial Urban Development Co., Ltd.	2,122,000	862,358
#*	China Vered Financial Holding Corp., Ltd.	4,620,000	60,930
#	China Water Affairs Group, Ltd.	6,198,000	5,355,213
*	China Water Industry Group, Ltd.	596,000	17,302
*	China Wood Optimization Holding, Ltd.	2,140,000	425,255
	China World Trade Center Co., Ltd., Class A	169,977	322,638
	China XLX Fertiliser, Ltd.	2,158,000	610,150
	China Yongda Automobiles Services Holdings, Ltd.	1,410,500	1,455,328
	China Yuhua Education Corp., Ltd.	7,634,000	7,379,553
#*	China Yurun Food Group, Ltd.	2,892,000	239,074
#	China ZhengTong Auto Services Holdings, Ltd.	9,175,500	1,327,950
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	161,900	81,616
	China Zhongwang Holdings, Ltd.	12,781,200	2,705,021
#	Chinasoft International, Ltd.	15,438,000	11,775,300
	Chongqing Department Store Co., Ltd., Class A	145,400	672,665
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	131,600	386,742
	Chongqing Machinery & Electric Co., Ltd., Class H	4,630,000	296,109
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	392,137	547,814
	Chu Kong Shipping Enterprise Group Co., Ltd.	1,366,000	164,301
	CIMC Enric Holdings, Ltd.	4,292,000	1,862,735
	CIMC-TianDa Holdings Co., Ltd.	10,355,000	256,799
	Cisen Pharmaceutical Co., Ltd., Class A	154,600	398,734
*	CITIC Dameng Holdings, Ltd.	996,000	43,750
*	CITIC Guoan Information Industry Co., Ltd., Class A	962,000	381,769
*	CITIC Resources Holdings, Ltd.	19,938,600	822,756
#*	Citychamp Watch & Jewellery Group, Ltd.	10,482,000	2,109,912
*	CMST Development Co., Ltd., Class A	585,300	426,528
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	324,100	270,750
	COFCO Meat Holdings, Ltd.	3,458,000	1,720,321
*	Cogobuy Group	4,446,000	711,534
#	Colour Life Services Group Co., Ltd.	2,436,604	1,238,495
#	Comba Telecom Systems Holdings, Ltd.	5,862,001	2,451,765
	Concord New Energy Group, Ltd.	41,354,964	1,947,887
	Consun Pharmaceutical Group, Ltd.	3,044,000	1,168,742
	COSCO SHIPPING Development Co., Ltd., Class H	18,976,000	1,885,008
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	8,626,000	3,850,064
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,181,000	1,166,116
	COSCO SHIPPING Ports, Ltd.	12,845,102	6,699,517
*	Cosmo Lady China Holdings Co., Ltd.	4,766,000	307,375
	CP Pokphand Co., Ltd.	42,204,594	4,033,002
#	CPMC Holdings, Ltd.	3,552,000	1,633,727
	CQ Pharmaceutical Holding Co., Ltd., Class A	375,000	351,940
	CRCC High-Tech Equipment Corp., Ltd., Class H	1,664,500	221,438
	CSG Holding Co., Ltd., Class A	260,780	225,658
#*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	722,000	980,997
	CSSC Science & Technology Co., Ltd., Class A	158,600	315,057
#*	CT Environmental Group, Ltd.	18,320,000	150,809
	CTS International Logistics Corp., Ltd., Class A	150,400	178,850
#*	CWT International, Ltd.	24,080,000	77,053
*	Cybernaut International Holdings Co., Ltd.	3,760,000	51,447
	D&O Home Collection Co., Ltd., Class A	45,800	254,886
#	Da Ming International Holdings, Ltd.	880,000	165,270
	DaFa Properties Group, Ltd.	88,000	54,493
	Dalian Bio-Chem Co., Ltd., Class A	45,196	138,923
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	272,300	180,732
	Dalian My Gym Education Technology Co., Ltd., Class A	265,797	266,625
	Dare Power Dekor Home Co., Ltd., Class A	112,600	266,079

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dashang Co., Ltd., Class A	103,508	$385,687
	Datang International Power Generation Co., Ltd., Class H	3,840,000	505,644
*	Datong Coal Industry Co., Ltd., Class A	722,972	546,133
	Dawnrays Pharmaceutical Holdings, Ltd.	6,715,886	772,855
	Dazhong Transportation Group Co., Ltd., Class A	631,520	361,128
	Dazzle Fashion Co., Ltd., Class A	106,528	287,035
#*	DBA Telecommunication Asia Holdings, Ltd.	876,000	43,018
	Deppon Logistics Co., Ltd., Class A	48,487	89,367
	Dexin China Holdings Co., Ltd.	173,000	64,929
#*	Differ Group Holding Co., Ltd.	12,814,000	1,041,988
	Digital China Holdings, Ltd.	5,292,500	4,452,752
	Do-Fluoride Chemicals Co., Ltd., Class A	62,000	101,478
	Dongfang Electric Corp., Ltd., Class H	2,441,600	1,393,054
	Dongfeng Motor Group Co., Ltd., Class H	564,000	403,757
#	Dongjiang Environmental Co., Ltd., Class H	1,254,575	783,338
	Dongyue Group, Ltd.	9,206,000	4,056,299
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,769,000	1,232,193
*	E-Commodities Holdings, Ltd.	4,464,000	114,766
#	EEKA Fashion Holdings, Ltd.	998,000	1,218,244
	Electric Connector Technology Co., Ltd., Class A	90,900	412,425
	Elion Clean Energy Co., Ltd., Class A	826,663	424,236
	Embry Holdings, Ltd.	207,000	28,061
#	Essex Bio-technology, Ltd.	1,256,000	798,339
	EVA Precision Industrial Holdings, Ltd.	5,080,435	251,023
	Ever Sunshine Lifestyle Services Group, Ltd.	178,000	342,457
*	EverChina International Holdings Co., Ltd.	12,045,000	282,813
*	Fang Holdings, Ltd., ADR	17,681	230,907
	Fanhua, Inc., ADR	236,949	4,757,936
	Fantasia Holdings Group Co., Ltd.	11,808,000	2,438,698
	Far East Horizon, Ltd.	13,038,000	10,756,361
*	First Tractor Co., Ltd., Class H	1,741,176	701,620
#	Flat Glass Group Co., Ltd., Class H	1,648,000	2,573,355
*	Focused Photonics Hangzhou, Inc., Class A	87,400	204,430
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	14,100	29,962
	Fu Shou Yuan International Group, Ltd.	5,891,000	5,587,760
	Fufeng Group, Ltd.	10,788,600	3,916,894
	Fujian Longking Co., Ltd., Class A	149,900	196,520
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	133,700	480,333
#*	Fullshare Holdings, Ltd.	50,470,000	958,255
*	Futu Holdings, Ltd., ADR	5,426	186,492
	Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd., Class A	797,700	282,176
*	GCL New Energy Holdings, Ltd.	18,764,000	295,729
#*	GCL-Poly Energy Holdings, Ltd.	112,238,000	3,478,925
	Gemdale Properties & Investment Corp., Ltd.	33,704,000	5,965,825
*	Gem-Year Industrial Co., Ltd., Class A	126,000	102,597
	Genertec Universal Medical Group Co., Ltd.	7,716,000	4,944,660
	Genimous Technology Co., Ltd., Class A	330,115	393,604
*	Genscript Biotech Corp.	1,914,000	4,159,153
	Getein Biotech, Inc., Class A	24,531	142,660
*	Global Top E-Commerce Co., Ltd., Class A	517,700	597,273
*	Glorious Property Holdings, Ltd.	19,193,501	742,943
	Goldcard Smart Group Co., Ltd.	147,600	335,332
	Golden Eagle Retail Group, Ltd.	3,102,000	3,052,467
*	Golden Meditech Holdings, Ltd.	356,000	36,828
	Golden Throat Holdings Group Co., Ltd.	991,500	198,575
	Golden Wheel Tiandi Holdings Co., Ltd.	546,000	35,205
	Goldlion Holdings, Ltd.	2,006,962	380,621
	Goldpac Group, Ltd.	2,491,000	485,902
#*	GOME Retail Holdings, Ltd.	34,090,000	4,928,524

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Gosuncn Technology Group Co., Ltd., Class A	275,500	$257,771
*	Grand Baoxin Auto Group, Ltd.	5,691,492	933,396
#	Greatview Aseptic Packaging Co., Ltd.	5,802,000	2,201,631
	Greenland Hong Kong Holdings, Ltd.	6,863,000	2,217,208
	Greentown China Holdings, Ltd.	5,068,148	5,908,176
	Greentown Service Group Co., Ltd.	7,256,000	9,932,267
	Guangdong Baolihua New Energy Stock Co., Ltd., Class A	174,300	160,301
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	149,700	105,981
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	315,325
*	Guangdong Land Holdings, Ltd.	3,498,800	460,781
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	237,700	246,481
*	Guangdong Shirongzhaoye Co., Ltd., Class A	41,600	43,447
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	166,200	391,128
	Guangshen Railway Co., Ltd., Class H	7,408,000	1,405,773
	Guangxi Liugong Machinery Co., Ltd., Class A	596,220	613,419
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	119,980	456,952
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	583,500	318,631
#	Guangzhou R&F Properties Co., Ltd., Class H	2,671,600	3,083,468
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	33,700	304,870
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	326,400	437,631
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	301,400	317,695
	Guizhou Gas Group Corp., Ltd., Class A	381,000	607,397
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	288,500	263,465
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	274,100	201,680
*	Guolian Securities Co., Ltd., Class H	1,395,500	629,491
	Guomai Technologies, Inc., Class A	46,500	60,664
*	Guorui Properties, Ltd.	6,116,000	908,578
*	Haichang Ocean Park Holdings, Ltd.	7,081,000	439,177
*	Hailiang Education Group, Inc., ADR	31,483	1,500,480
*	Hainan Meilan International Airport Co., Ltd., Class H	693,000	4,191,293
*	Hainan Ruize New Building Material Co., Ltd., Class A	115,200	111,260
	Haitian International Holdings, Ltd.	4,178,000	9,613,103
*	Hand Enterprise Solutions Co., Ltd., Class A	103,900	137,657
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	250,500	662,587
	Hangcha Group Co., Ltd., Class A	176,488	319,335
	Hangjin Technology Co., Ltd., Class A	13,800	46,609
	Hangxiao Steel Structure Co., Ltd., Class A	438,608	282,831
	Hangzhou Century Co., Ltd., Class A	207,700	386,326
#	Harbin Bank Co., Ltd., Class H	1,660,000	257,330
	Harbin Boshi Automation Co., Ltd., Class A	120,300	243,834
*	Harbin Electric Co., Ltd., Class H	5,269,413	1,912,456
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	271,600	161,647
*	Harbin Pharmaceutical Group Co., Ltd., Class A	854,900	433,083
#*	Harmonicare Medical Holdings, Ltd.	2,357,000	116,325
	HBIS Resources Co., Ltd., Class A	17,800	35,751
#*	HC Group, Inc.	3,841,500	594,749
	Health and Happiness H&H International Holdings, Ltd.	1,457,000	5,834,937
	Hebei Chengde Lolo Co., Class A	89,670	106,005
	Hebei Construction Group Corp., Ltd., Class H	43,000	62,722
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	163,200	301,794
	Henan Lingrui Pharmaceutical Co., Class A	319,400	536,194
	Henan Pinggao Electric Co., Ltd., Class A	342,000	407,818
*	Henan Senyuan Electric Co., Ltd., Class A	65,900	53,531
	Henan Shenhuo Coal & Power Co., Ltd., Class A	767,800	580,008
	Henan Zhongyuan Expressway Co., Ltd., Class A	907,923	484,135
	Henderson Investment, Ltd.	2,432,000	128,572
#	Hengdeli Holdings, Ltd.	14,517,399	619,534
	Hexing Electrical Co., Ltd., Class A	168,690	363,343
*	Hi Sun Technology China, Ltd.	12,936,000	1,635,701

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hilong Holding, Ltd.	3,775,000	$107,356
	Hisense Home Appliances Group Co., Ltd., Class H	2,488,000	2,701,831
	HKC Holdings, Ltd.	1,316,577	770,541
	Holitech Technology Co., Ltd., Class A	776,200	584,850
	Hongda Xingye Co., Ltd., Class A	272,700	153,175
*	Honghua Group, Ltd.	20,216,000	731,405
	Honworld Group, Ltd.	1,382,500	503,351
	Hopefluent Group Holdings, Ltd.	1,553,670	339,195
	Hopson Development Holdings, Ltd.	4,632,000	6,072,276
*	Hua Han Health Industry Holdings, Ltd.	25,663,698	658,290
#*	Hua Hong Semiconductor, Ltd.	3,157,000	13,899,387
	Huadian Fuxin Energy Corp., Ltd., Class H	14,756,000	4,630,579
	Huadian Power International Corp., Ltd., Class H	7,782,000	2,360,841
	Huafon Microfibre Shanghai Technology Co., Ltd.	432,200	482,746
	Huafu Fashion Co., Ltd., Class A	522,852	424,426
*	Huanxi Media Group, Ltd.	1,960,000	349,253
	Huapont Life Sciences Co., Ltd., Class A	498,900	400,603
*	Huawen Media Group, Class A	613,800	331,846
	Huaxi Holdings Co., Ltd.	444,000	97,394
	Huazhong In-Vehicle Holdings Co., Ltd.	3,736,000	289,548
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	416,678	624,710
	Huishang Bank Corp., Ltd., Class H	34,000	11,194
	Hunan Aihua Group Co., Ltd., Class A	93,487	427,285
	Hunan Gold Corp., Ltd., Class A	244,800	345,270
	Hunan New Wellful Co., Ltd., Class A	40,200	66,936
*	HyUnion Holding Co., Ltd., Class A	72,000	76,449
*	iDreamSky Technology Holdings, Ltd.	148,800	87,212
	IKD Co., Ltd., Class A	82,800	156,086
	IMAX China Holding, Inc.	923,200	1,413,772
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	271,456	383,055
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	465,100	168,634
	Inner Mongolia Yitai Coal Co., Ltd., Class H	554,000	332,021
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	814,100	225,095
*	Innuovo Technology Co., Ltd., Class A	364,600	337,267
#*	Inspur International, Ltd.	1,576,000	488,522
	IReader Technology Co., Ltd., Class A	79,900	385,811
*	IRICO Group New Energy Co., Ltd., Class H	882,000	105,749
	Jack Sewing Machine Co., Ltd., Class A	121,600	349,776
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	134,610	239,812
	Jiangling Motors Corp., Ltd., Class A	152,600	324,968
	Jiangnan Group, Ltd.	16,796,000	780,832
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	1,543,008	590,991
	Jiangsu Guotai International Group Co., Ltd., Class A	612,495	586,292
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	1,285,920	786,210
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	192,140	416,576
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	205,607	277,300
	Jiangsu Linyang Energy Co., Ltd., Class A	710,100	874,429
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	318,600	619,075
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	923,309	813,581
	Jiangsu Zijin Rural Commer Co., Ltd., Class A	926,500	580,296
	Jiangzhong Pharmaceutical Co., Ltd., Class A	196,640	375,607
#	Jiayuan International Group, Ltd.	4,648,834	2,189,519
*	Jilin Electric Power Co., Ltd., Class A	1,310,500	816,659
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	115,761	33,525
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	436,800	295,219
#	Jinchuan Group International Resources Co., Ltd.	12,519,000	1,227,842
#	Jingrui Holdings, Ltd.	2,160,000	570,673
	Jingwei Textile Machinery Co., Ltd., Class A	284,500	394,878
#*	JinkoSolar Holding Co., Ltd., ADR	247,585	4,741,253

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	19,500	$11,619
	Jinneng Science&Technology Co., Ltd., Class A	176,300	371,522
	Jinyuan EP Co., Ltd., Class A	145,600	191,306
	Jiuzhitang Co., Ltd., Class A	287,600	417,941
*	Jizhong Energy Resources Co., Ltd., Class A	861,000	433,217
	JL Mag Rare-Earth Co., Ltd., Class A	48,700	260,667
	JNBY Design, Ltd.	1,149,500	1,149,938
	Jointo Energy Investment Co., Ltd. Hebei, Class A	1,114,796	884,763
	Joy City Property, Ltd.	19,994,000	1,548,833
*	JOYY, Inc., ADR	77,107	6,154,681
	JSTI Group, Class A	120,788	136,154
	Ju Teng International Holdings, Ltd.	5,250,000	1,839,724
	K Wah International Holdings, Ltd.	583,732	246,357
*	Kai Yuan Holdings, Ltd.	11,360,000	74,805
	Kaisa Group Holdings, Ltd.	18,442,000	8,195,914
	Kaisa Prosperity Holdings, Ltd.	174,250	854,276
*	Kangda International Environmental Co., Ltd.	4,346,000	409,225
#*	Kasen International Holdings, Ltd.	4,994,000	638,766
*	Keda Industrial Group Co., Ltd., Class A	71,400	47,209
	Kinetic Mines and Energy, Ltd.	468,000	18,150
	Kingboard Holdings, Ltd.	5,180,421	15,150,951
	Kingboard Laminates Holdings, Ltd.	7,323,500	8,238,753
	Kingdee International Software Group Co., Ltd.	3,135,200	8,671,423
	Konfoong Materials International Co., Ltd., Class A	53,400	486,774
	Konka Group Co., Ltd., Class A	570,684	590,971
	KPC Pharmaceuticals, Inc., Class A	259,500	434,460
	KWG Group Holdings, Ltd.	7,630,450	13,610,075
	Lee & Man Chemical Co., Ltd.	1,098,785	408,495
	Lee & Man Paper Manufacturing, Ltd.	9,866,000	6,098,973
	Lee's Pharmaceutical Holdings, Ltd.	1,714,000	1,353,512
	Legend Holdings Corp., Class H	1,423,000	1,850,951
	Leoch International Technology, Ltd.	295,000	17,658
#*	LexinFintech Holdings, Ltd., ADR	368,542	3,136,292
	LianChuang Electronic Technology Co., Ltd., Class A	243,900	409,521
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	147,900	346,601
*	Lier Chemical Co., Ltd., Class A	168,700	515,024
*	Lifestyle China Group, Ltd.	2,138,000	442,086
*	Lifetech Scientific Corp.	17,288,000	4,983,391
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	408,100	255,689
	Lingyuan Iron & Steel Co., Ltd., Class A	490,702	161,861
*	Link Motion, Inc., Sponsored ADR	690,534	0
	Liuzhou Iron & Steel Co., Ltd., Class A	462,000	330,259
	Livzon Pharmaceutical Group, Inc., Class H	789,903	3,714,448
	Loncin Motor Co., Ltd., Class A	724,300	447,796
	Long Yuan Construction Group Co., Ltd., Class A	363,800	444,558
	Lonking Holdings, Ltd.	14,026,000	4,620,217
	Luolai Lifestyle Technology Co., Ltd., Class A	85,840	133,875
	Luxi Chemical Group Co., Ltd., Class A	317,700	512,553
#	Luye Pharma Group, Ltd.	7,907,000	4,997,683
	LVGEM China Real Estate Investment Co., Ltd.	1,188,000	373,991
#	Maanshan Iron & Steel Co., Ltd., Class H	3,692,048	995,741
*	Macrolink Culturaltainment Development Co., Ltd., Class A	174,900	105,129
#*	Maoyan Entertainment	229,000	383,083
	Maoye International Holdings, Ltd.	7,090,000	347,847
*	Markor International Home Furnishings Co., Ltd., Class A	163,890	117,788
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	33,600	111,989
	Min Xin Holdings, Ltd.	922,000	474,528
*	Mingfa Group International Co., Ltd.	7,108,000	51,634
	Minmetals Land, Ltd.	10,708,000	1,327,674

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Minsheng Education Group Co., Ltd.	132,000	$18,413
	Minth Group, Ltd.	5,017,000	14,931,247
	Misho Ecology & Landscape Co., Ltd., Class A	137,400	164,924
#*	MMG, Ltd.	16,826,999	4,445,326
	MOBI Development Co., Ltd.	1,753,000	187,609
	Modern Land China Co., Ltd.	5,894,800	762,071
#	Momo, Inc., Sponsored ADR	511,186	9,441,605
*	Montnets Rongxin Technology Group Co., Ltd., Class A	189,142	535,415
	MYS Group Co., Ltd., Class A	215,887	162,064
*	Nan Hai Corp., Ltd.	24,100,000	174,008
	Nanjing Iron & Steel Co., Ltd., Class A	697,600	328,959
*	Nanjing Sample Technology Co., Ltd., Class H	45,500	12,928
	Natural Food International Holding, Ltd.	314,000	27,582
*	Nature Home Holding Co., Ltd.	1,787,000	223,742
	NetDragon Websoft Holdings, Ltd.	1,295,000	3,702,216
*	New Century Healthcare Holding Co., Ltd.	35,000	5,395
*	New World Department Store China, Ltd.	3,381,462	550,006
#	Nexteer Automotive Group, Ltd.	6,041,000	3,830,202
	Nine Dragons Paper Holdings, Ltd.	11,886,000	12,484,258
	Ningbo Orient Wires & Cables Co., Ltd., Class A	77,000	244,343
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	300,700	312,654
	Ningbo Yunsheng Co., Ltd., Class A	340,100	303,586
*	Ningxia Jiaze New Energy Co., Ltd., Class A	574,100	308,701
*	Niu Technologies	75,290	1,582,596
#*	Noah Holdings, Ltd., ADR	189,282	5,767,423
	Norinco International Cooperation, Ltd., Class A	269,374	307,369
	North Huajin Chemical Industries Co., Ltd., Class A	342,500	253,431
#*	North Mining Shares Co., Ltd.	47,100,000	85,099
*	Northeast Pharmaceutical Group Co., Ltd., Class A	447,035	359,831
#	NVC Lighting Holdings, Ltd.	5,204,000	81,950
#*	OneSmart International Education Group, Ltd., ADR	56,554	212,077
	O-Net Technologies Group, Ltd.	1,949,000	1,568,380
	ORG Technology Co., Ltd., Class A	360,720	273,291
	Overseas Chinese Town Asia Holdings, Ltd.	1,484,183	324,022
*	Ozner Water International Holding, Ltd.	2,683,000	43,031
#	Pacific Online, Ltd.	2,963,365	450,465
#*	Panda Green Energy Group, Ltd.	23,204,000	898,110
*	Parkson Retail Group, Ltd.	6,439,500	262,426
	PAX Global Technology, Ltd.	5,809,000	2,704,980
#*	Phoenix Media Investment Holdings, Ltd.	8,174,000	475,427
	Phoenix New Media, Ltd., ADR	190,696	282,230
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	567,148	411,233
	Poly Property Group Co., Ltd.	16,468,000	5,186,580
*	Pou Sheng International Holdings, Ltd.	14,951,806	3,268,334
	Powerlong Real Estate Holdings, Ltd.	9,806,000	5,992,503
#*	PW Medtech Group, Ltd.	4,830,000	981,113
#	Q Technology Group Co., Ltd.	2,725,000	3,712,261
	Qingdao East Steel Tower Stock Co., Ltd., Class A	127,400	161,951
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	14,100	48,403
	Qingdao Gon Technology Co., Ltd., Class A	87,300	474,324
	Qingdao Port International Co., Ltd., Class H	1,273,000	720,916
	Qingdao Topscomm Communication, Inc., Class A	182,700	286,380
	Qingling Motors Co., Ltd., Class H	4,826,000	872,266
	Qinhuangdao Port Co., Ltd., Class H	3,011,500	473,851
#*	Qinqin Foodstuffs Group Cayman Co., Ltd.	65,000	18,985
#*	Qudian, Inc., Sponsored ADR	96,525	156,370
*	Qunxing Paper Holdings Co.	669,913	0
	Rainbow Digital Commercial Co., Ltd., Class A	330,300	515,188
	Raisecom Technology Co., Ltd., Class A	13,800	25,015

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rastar Group, Class A	295,400	$166,391
*	Realcan Pharmaceutical Group Co., Ltd., Class A	513,200	486,840
	Red Star Macalline Group Corp., Ltd., Class H	265,320	181,829
	Redco Properties Group Ltd.	6,322,000	2,871,607
	Renhe Pharmacy Co., Ltd., Class A	409,700	397,513
*	REXLot Holdings, Ltd.	98,652,252	49,642
	Richinfo Technology Co., Ltd., Class A	76,000	302,554
*	RISE Education Cayman, Ltd.	8,598	27,428
	Road King Infrastructure, Ltd.	1,832,000	2,464,418
	Rongan Property Co., Ltd., Class A	438,900	163,482
	Ronshine China Holdings, Ltd.	3,466,500	3,093,438
*	Roshow Technology Co., Ltd., Class A	485,800	384,928
*	Ruhnn Holding, Ltd., ADR	2,600	10,790
	Runjian Co., Ltd., Class A	45,000	191,850
*	RYB Education, Inc., ADR	1,970	5,506
	Sailun Group Co., Ltd., Class A	965,304	548,668
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	291,600	203,308
*	Sanxiang Impression Co., Ltd., Class A	36,100	23,594
	Sany Heavy Equipment International Holdings Co., Ltd.	6,931,000	3,628,816
	Saurer Intelligent Technology Co., Ltd., Class A	165,100	129,930
#*	Secoo Holding, Ltd., ADR	64,187	168,812
	S-Enjoy Service Group Co., Ltd.	58,000	182,756
	SGIS Songshan Co., Ltd., Class A	977,500	621,061
	Shaan Xi Provincial Natural Gas Co., Ltd., Class A	446,990	427,167
	Shandong Chenming Paper Holdings, Ltd., Class H	2,599,750	1,230,793
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	83,200	135,124
	Shandong Luyitong Intelligent Electric P.L.C., Class A	101,700	200,187
	Shandong New Beiyang Information Technology Co., Ltd., Class A	14,800	22,142
	Shandong Publishing & Media Co., Ltd., Class A	94,500	91,808
#	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	978,400	563,542
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	11,650	56,310
	Shanghai East China Computer Co., Ltd., Class A	102,039	400,208
	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	92,100	253,104
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,781,000	1,368,467
	Shanghai Haohai Biological Technology Co., Ltd., Class H	15,000	110,245
	Shanghai Industrial Holdings, Ltd.	3,534,000	5,156,228
	Shanghai Industrial Urban Development Group, Ltd.	15,697,000	1,723,589
	Shanghai Jin Jiang Capital Co., Ltd., Class H	9,666,000	1,659,340
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	165,939	361,661
	Shanghai Maling Aquarius Co., Ltd., Class A	310,225	478,001
	Shanghai Moons' Electric Co., Ltd., Class A	12,560	25,406
*	Shanghai Phichem Material Co., Ltd., Class A	60,900	210,978
	Shanghai Prime Machinery Co., Ltd., Class H	2,898,000	329,166
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	391,992	371,736
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	332,033	523,040
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	127,300	159,563
	Shanghai Weaver Network Co., Ltd., Class A	1,500	17,901
*	Shanghai Zendai Property, Ltd.	9,735,000	38,892
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	214,800	143,607
	Shanxi Blue Flame Holding Co., Ltd., Class A	334,400	391,100
	Shanxi Coking Co., Ltd., Class A	264,598	186,476
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	308,400	234,605
*	Shanying International Holding Co., Ltd., Class A	1,207,015	548,279
	Sheng Ye Capital, Ltd.	260,000	251,683
	Shengda Resources Co., Ltd., Class A	221,907	595,949
*	Shenghe Resources Holding Co., Ltd., Class A	173,200	211,630
	Shenguan Holdings Group, Ltd.	4,760,000	159,712
	Shenzhen Agricultural Products Group Co., Ltd., Class A	392,400	473,318
	Shenzhen Aisidi Co., Ltd., Class A	248,100	356,764

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	168,300	$121,858
	Shenzhen Center Power Tech Co., Ltd., Class A	76,600	251,989
	Shenzhen Comix Group Co., Ltd., Class A	14,601	34,847
	Shenzhen Danbond Technology Co., Ltd., Class A	177,253	243,225
	Shenzhen Desay Battery Technology Co., Class A	24,400	205,646
	Shenzhen Expressway Co., Ltd., Class H	5,078,400	4,844,017
	Shenzhen Grandland Group Co., Ltd., Class A	272,300	147,510
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	218,429	504,317
	Shenzhen Heungkong Holding Co., Ltd., Class A	536,460	161,985
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	256,517	315,145
	Shenzhen International Holdings, Ltd.	8,267,299	13,491,751
	Shenzhen Investment, Ltd.	24,947,720	7,827,638
	Shenzhen Kingdom Sci-Tech Co., Ltd., Class A	178,900	498,644
	Shenzhen Megmeet Electrical Co., Ltd., Class A	55,300	234,332
	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	463,850	341,514
	Shenzhen Noposion Agrochemicals Co., Ltd., Class A	186,200	173,785
	Shenzhen SDG Information Co., Ltd., Class A	257,520	421,695
	Shenzhen Sinovatio Technology Co., Ltd., Class A	41,707	499,531
	Shenzhen Sunline Tech Co., Ltd., Class A	172,700	532,453
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	184,500	73,539
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	256,400	229,960
	Shenzhen World Union Group, Inc., Class A	54,700	31,584
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	274,800	330,253
*	Shenzhen Yitoa Intelligent Control Co., Ltd., Class A	337,300	299,833
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	161,100	223,815
	Shenzhen Zhenye Group Co., Ltd., Class A	410,400	487,001
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	898,800	603,227
	Shinva Medical Instrument Co., Ltd., Class A	138,680	394,298
	Shougang Fushan Resources Group, Ltd.	18,562,000	4,250,509
*	Shouhang High-Tech Energy Co., Ltd., Class A	719,800	262,180
	Shui On Land, Ltd.	27,670,143	4,107,982
	Sichuan Expressway Co., Ltd., Class H	5,600,000	1,272,748
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	2,341,760	453,245
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	89,300	354,101
	Sichuan Languang Development Co., Ltd., Class A	1,205,171	923,281
	Sichuan Shuangma Cement Co., Ltd., Class A	187,737	402,137
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	90,600	327,073
	Sichuan Yahua Industrial Group Co., Ltd., Class A	308,300	417,904
	Sihuan Pharmaceutical Holdings Group, Ltd.	29,609,000	3,024,303
*	Silver Grant International Holdings Group, Ltd.	6,974,000	855,726
*	SINA Corp.	269,727	10,883,484
	Sino Wealth Electronic, Ltd., Class A	88,182	471,245
	Sinochem International Corp., Class A	367,200	298,853
	Sinofert Holdings, Ltd.	16,819,327	1,520,356
	Sino-I Technology, Ltd.	3,950,000	23,423
#*	Sinolink Worldwide Holdings, Ltd.	12,032,800	738,060
	Sinoma International Engineering Co., Class A	252,500	216,458
	Sinomach Automobile Co., Ltd., Class A	342,600	244,404
	Sino-Ocean Group Holding, Ltd.	16,522,500	3,985,834
	Sinopec Engineering Group Co., Ltd., Class H	9,964,500	4,416,848
	Sinopec Kantons Holdings, Ltd.	7,788,000	3,395,096
#*	Sinopec Oilfield Service Corp., Class H	2,282,000	165,175
#*	Sinosoft Technology Group, Ltd.	3,943,599	1,017,464
	Sinosteel Engineering & Technology Co., Ltd., Class A	507,700	319,516
	Sinotrans, Ltd., Class H	15,235,000	3,183,913
	Sinotruk Hong Kong, Ltd.	1,974,000	6,160,172
	Skyfame Realty Holdings, Ltd.	18,582,000	2,493,637
	Skyworth Digital Co., Ltd., Class A	347,346	632,451
*	Skyworth Group, Ltd.	14,687,628	4,643,074

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	SMI Holdings Group, Ltd.	6,033,814	$145,974
#*	Sogou, Inc., ADR	51,996	448,206
*	SOHO China, Ltd.	15,376,500	5,715,742
*	Sohu.com, Ltd., ADR	62,319	1,431,467
*	Sou Yu Te Group Co., Ltd., Class A	1,059,193	440,399
#*	Sparkle Roll Group, Ltd.	7,624,000	280,367
*	SPT Energy Group, Inc.	1,470,000	53,179
*	SRE Group, Ltd.	10,562,059	36,850
	SSY Group, Ltd.	10,999,152	6,949,126
#*	Starrise Media Holdings, Ltd.	2,212,000	111,333
	Suchuang Gas Corp., Ltd.	608,000	263,480
#	Sun King Power Electronics Group	3,912,000	878,430
	Sunflower Pharmaceutical Group Co., Ltd., Class A	193,200	433,793
	Sunresin New Materials Co., Ltd., Class A	64,107	351,317
#*	Sunshine 100 China Holdings, Ltd.	940,000	163,034
	Sunward Intelligent Equipment Co., Ltd., Class A	166,950	169,008
	Sunwave Communications Co., Ltd., Class A	190,000	245,713
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	362,797	371,592
	Suzhou Maxwell Technologies Co., Ltd., Class A	6,200	318,921
	Suzhou Secote Precision Electronic Co., Ltd., Class A	47,200	364,306
	Suzhou TFC Optical Communication Co., Ltd., Class A	47,600	482,549
	Symphony Holdings, Ltd.	8,950,000	1,004,824
	T&S Communications Co., Ltd., Class A	57,237	177,197
	Tang Palace China Holdings, Ltd.	440,000	36,923
	TangShan Port Group Co., Ltd., Class A	1,557,011	541,888
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	663,176	592,260
#*	Tarena International, Inc., ADR	23,722	39,379
*	Taung Gold International, Ltd.	60,770,000	266,813
	TCL Electronics Holdings, Ltd.	5,372,347	3,185,351
	Ten Pao Group Holdings, Ltd.	1,296,000	119,283
#	Tenfu Cayman Holdings Co., Ltd.	289,000	200,953
#*	Tenwow International Holdings, Ltd.	4,220,000	38,822
#	Texhong Textile Group, Ltd.	2,065,500	1,578,669
	Textainer Group Holdings, Ltd.	187,679	1,576,593
	Tian An China Investment Co., Ltd.	1,718,000	909,569
	Tian Di Science & Technology Co., Ltd., Class A	1,093,400	484,176
#*	Tian Ge Interactive Holdings, Ltd.	3,128,000	398,795
*	Tian Shan Development Holding, Ltd.	1,910,000	759,140
	Tiangong International Co., Ltd.	4,890,000	1,602,802
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,484,000	808,221
	Tianjin Development Holdings, Ltd.	3,280,000	728,437
	Tianjin Port Development Holdings, Ltd.	14,950,800	1,117,414
#	Tianneng Power International, Ltd.	5,026,048	11,666,320
	Tianyun International Holdings, Ltd.	1,794,000	203,851
	Tibet Summit Resources Co., Ltd., Class A	294,000	522,026
	Tibet Tianlu Co., Ltd., Class A	122,100	184,481
*	Tibet Water Resources, Ltd.	11,844,000	756,591
	Time Watch Investments, Ltd.	1,562,000	171,158
	Tomson Group, Ltd.	3,169,054	674,387
	Tong Ren Tang Technologies Co., Ltd., Class H	4,202,000	3,099,805
*	Tongcheng-Elong Holdings, Ltd.	284,000	521,736
	Tongda Group Holdings, Ltd.	32,450,000	1,887,206
*	Tongding Interconnection Information Co., Ltd., Class A	324,800	246,756
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	170,100	128,652
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	153,500	77,411
	Tongyu Heavy Industry Co., Ltd., Class A	297,953	120,512
#	Top Spring International Holdings, Ltd.	1,539,500	226,481
	Towngas China Co., Ltd.	7,464,735	3,595,328
	TravelSky Technology, Ltd., Class H	804,000	1,546,482

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Trigiant Group, Ltd.	4,284,000	$575,808
*	Trony Solar Holdings Co., Ltd.	1,757,000	0
*	Truly International Holdings, Ltd.	6,795,573	807,413
	Tsaker Chemical Group, Ltd.	1,314,500	210,648
*	Tuniu Corp., Sponsored ADR	148,809	151,785
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	360,500	423,316
	Unilumin Group Co., Ltd., Class A	259,700	334,014
	Uni-President China Holdings, Ltd.	8,530,000	9,255,582
	United Energy Group, Ltd.	40,190,900	7,057,415
#*	V1 Group, Ltd.	10,687,579	318,096
	Vatti Corp., Ltd., Class A	376,947	560,425
	Vinda International Holdings, Ltd.	1,209,000	4,552,876
	Wangneng Environment Co., Ltd., Class A	85,245	243,347
	Wanxiang Qianchao Co., Ltd., Class A	423,090	371,038
	Wasion Holdings, Ltd.	4,034,000	1,224,094
	Wasu Media Holding Co., Ltd., Class A	357,024	567,855
	Weiqiao Textile Co., Class H	2,420,500	524,543
	West China Cement, Ltd.	17,592,000	3,749,296
	Western Region Gold Co., Ltd., Class A	204,600	502,030
#	Wisdom Education International Holdings Co., Ltd.	3,656,000	2,075,391
	Wison Engineering Services Co., Ltd.	1,334,000	136,013
	Wuhan DDMC Culture & Sports Co., Ltd., Class A	231,500	283,284
	Wuhan Department Store Group Co., Ltd., Class A	174,282	626,180
	Wuhan Jingce Electronic Group Co., Ltd., Class A	58,994	564,371
*	Wuhan P&S Information Technology Co., Ltd., Class A	405,100	371,741
	XGD, Inc., Class A	155,100	314,628
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	3,043,500	3,054,589
	XIAMEN COMFORT SCIENCE & TECHNOLOGY GROUP CO LTD, Class A	105,900	189,345
	Xiamen Faratronic Co., Ltd., Class A	53,800	465,366
	Xiamen Goldenhome Co., Ltd., Class A	53,180	403,614
	Xiamen International Airport Co., Ltd., Class A	20,400	51,955
	Xiamen International Port Co., Ltd., Class H	7,288,000	732,956
	Xiamen ITG Group Corp., Ltd., Class A	489,000	488,338
	Xiamen Xiangyu Co., Ltd., Class A	543,600	520,924
*	Xian International Medical Investment Co., Ltd., Class A	672,022	602,594
	Xiandai Investment Co., Ltd., Class A	421,994	231,023
	Xinfengming Group Co., Ltd., Class A	218,908	332,793
	Xingda International Holdings, Ltd.	6,859,713	1,393,185
	Xingfa Aluminium Holdings, Ltd.	503,000	565,483
*	Xingyuan Environment Technology Co., Ltd., Class A	318,700	160,315
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,843,103	1,881,776
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	133,700	97,730
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	25,124	165,225
	Xinjiang Yilite Industry Co., Ltd., Class A	108,257	303,776
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	567,400	459,407
*	Xinming China Holdings, Ltd.	1,016,000	133,570
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,045,700	558,112
	Xinyu Iron & Steel Co., Ltd., Class A	839,400	532,399
	Xinyuan Real Estate Co., Ltd., ADR	238,162	504,903
	Xtep International Holdings, Ltd.	8,734,259	2,616,889
#*	Xunlei, Ltd., ADR	206,625	762,446
*	Yadea Group Holdings, Ltd.	7,128,000	6,006,860
*	Yanchang Petroleum International, Ltd.	12,530,000	88,934
	Yang Quan Coal Industry Group Co., Ltd., Class A	586,000	408,780
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	112,755	532,802
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	136,534	271,224
	Yantai Zhenghai Magnetic Material Co., Ltd., Class A	263,800	416,707

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yanzhou Coal Mining Co., Ltd., Class H	2,160,000	$1,688,433
*	Yashili International Holdings, Ltd.	5,308,000	404,274
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,480,400	2,226,574
*	Yida China Holdings, Ltd.	1,148,000	299,187
	Yijiahe Technology Co., Ltd., Class A	13,540	218,490
	Yip's Chemical Holdings, Ltd.	1,728,000	481,853
#*	Yiren Digital, Ltd., Sponsored ADR	220,957	793,236
*	Yixin Group, Ltd.	1,164,000	296,343
	Yotrio Group Co., Ltd., Class A	677,800	474,975
*	Youyuan International Holdings, Ltd.	2,698,070	16,988
*	YuanShengTai Dairy Farm, Ltd.	9,214,000	547,276
	Yuexiu Property Co., Ltd.	53,900,284	9,881,988
	Yuexiu Transport Infrastructure, Ltd.	6,128,018	3,893,365
	Yuzhou Group Holdings Co., Ltd.	13,944,759	6,265,066
	ZBOM Home Collection Co., Ltd., Class A	71,849	300,793
	Zhaojin Mining Industry Co., Ltd., Class H	2,340,000	2,965,034
	Zhejiang Communications Technology Co., Ltd.	463,200	373,810
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	612,900	528,303
#	Zhejiang Expressway Co., Ltd., Class H	9,716,000	7,225,314
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	26,800	60,218
#	Zhejiang Glass Co., Ltd.	445,000	0
	Zhejiang Hangmin Co., Ltd., Class A	354,400	293,022
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	374,355	438,579
	Zhejiang Jianfeng Group Co., Ltd., Class A	24,600	60,596
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	44,320	180,198
*	Zhejiang Jingu Co., Ltd., Class A	346,600	285,805
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	239,800	515,548
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	564,768	255,208
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	101,000	248,052
	Zhejiang Meida Industrial Co., Ltd., Class A	265,940	526,870
*	Zhejiang Narada Power Source Co., Ltd., Class A	126,700	253,306
	Zhejiang Runtu Co., Ltd., Class A	306,134	419,381
*	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	819,420	811,299
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	284,773	370,916
	Zhejiang Yankon Group Co., Ltd., Class A	95,500	65,431
	Zhejiang Yasha Decoration Co., Ltd., Class A	259,200	570,197
	Zhejiang Yongtai Technology Co., Ltd., Class A	103,369	179,033
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,731,200	800,068
	Zhenro Properties Group, Ltd.	299,000	190,252
#	Zhong An Group, Ltd.	19,638,800	671,497
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	296,300	167,381
	Zhongshan Public Utilities Group Co., Ltd., Class A	118,100	142,314
	Zhongyu Gas Holdings, Ltd.	1,899,306	1,766,901
	Zhou Hei Ya International Holdings Co., Ltd.	4,193,500	3,368,887
#*	Zhuguang Holdings Group Co., Ltd.	7,324,000	1,086,746
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	49,600	83,932
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,775,000	6,235,092
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	79,634	417,729
	ZJBC Information Technology Co., Ltd., Class A	39,620	41,517
TOTAL CHINA			1,169,106,446
COLOMBIA — (0.1%)
	Bolsa de Valores de Colombia	63,819	188,055
	Celsia SA ESP	2,207,486	2,486,600
	Cementos Argos SA	1,118,656	1,096,780
*	CEMEX Latam Holdings SA	931,510	441,675
*	Constructora Conconcreto SA	323,906	33,232
*	Corp. Financiera Colombiana SA	309,867	2,066,890
	Grupo Argos SA	6,078	16,607

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Nutresa SA	127,894	$692,060
	Interconexion Electrica SA ESP	21,420	110,170
	Mineros SA	205,322	209,007
	Promigas SA ESP	10,240	17,885
TOTAL COLOMBIA			7,358,961
GREECE — (0.5%)
	Aegean Airlines SA	184,681	786,632
	Athens Water Supply & Sewage Co. SA	200,101	1,561,066
	Autohellas SA	105,496	403,950
	Bank of Greece	135,775	2,096,015
*	Ellaktor SA	572,810	738,272
*	Fourlis Holdings SA	239,414	1,100,951
*	GEK Terna Holding Real Estate Construction SA	462,073	3,158,293
	Hellenic Exchanges - Athens Stock Exchange SA	356,227	1,275,588
	Holding Co. ADMIE IPTO SA	597,262	1,573,637
*	Intracom Holdings SA	159,735	119,540
*	LAMDA Development SA	343,037	2,304,111
*	Marfin Investment Group Holdings SA	3,752,925	248,721
	Mytilineos SA	215,091	2,010,576
*	Piraeus Bank SA	1,113,660	1,536,538
	Piraeus Port Authority SA	44,973	873,053
	Sarantis SA	182,932	1,823,802
	Terna Energy SA	193,859	2,544,358
	Thessaloniki Port Authority SA	344	8,485
TOTAL GREECE			24,163,588
HONG KONG — (0.1%)
	Anxin-China Holdings, Ltd.	16,347,000	0
*	China Agri-Products Exchange, Ltd.	45,605	330
*	China Boton Group Co., Ltd.	192,000	45,353
	China New Higher Education Group, Ltd.	399,000	277,077
	Fiber Optic Center, Inc.	9,639,999	65,301
#	Fuguiniao Co., Ltd.	1,930,000	181,164
*	GR Properties, Ltd.	386,000	67,745
	Hosa International, Inc.	3,700,000	25,971
	Karce International Holdings Open	1,336,000	0
#*	Long Well International Holdings, Ltd.	15,232,000	43,434
	Mobvista, Inc.	151,000	83,334
	My Medicare	6,950,000	38,649
	Perennial Energy Holdings, Ltd.	195,000	88,368
	Real Gold Mining, Ltd.	300,500	10,197
#	Shoucheng Holdings, Ltd.	10,977,600	2,764,852
	Tech-Pro, Inc.	43,862,000	72,440
	Wharf Holdings, Ltd. (The)	389,000	660,881
TOTAL HONG KONG			4,425,096
HUNGARY — (0.1%)
*	CIG Pannonia Life Insurance P.L.C., Class A	164,142	191,713
	Magyar Telekom Telecommunications P.L.C.	2,027,412	2,555,679
#*	Opus Global Nyrt	333,629	263,945
	Richter Gedeon Nyrt	114,778	2,655,656
TOTAL HUNGARY			5,666,993
INDIA — (11.5%)
*	3M India, Ltd.	3,499	985,751
	Aarti Drugs, Ltd.	20,845	483,351

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Aarti Industries, Ltd.	394,124	$5,207,817
*	Aarti Surfactants, Ltd.	19,706	64,811
	ABB India, Ltd.	1,078	12,905
	Abbott India, Ltd.	15,291	3,181,506
*	Accelya Kale Solutions, Ltd.	3,300	43,198
	Adani Enterprises, Ltd.	740,109	1,748,837
	Adani Gas, Ltd.	238,654	486,150
*	Adani Green Energy, Ltd.	799,473	3,645,623
*	Adani Power, Ltd.	2,993,477	1,413,264
*	Adani Transmissions, Ltd.	294,027	924,655
*	Aditya Birla Capital, Ltd.	728,578	529,126
*	Aditya Birla Fashion and Retail, Ltd.	841,640	1,393,794
	Advanced Enzyme Technologies, Ltd.	180,273	456,772
	Aegis Logistics, Ltd.	625,092	1,583,963
	Agro Tech Foods, Ltd.	73,387	573,154
	Ahluwalia Contracts India, Ltd.	24,323	70,359
	AIA Engineering, Ltd.	233,090	5,144,674
	Ajanta Pharma, Ltd.	183,714	4,016,850
	Akzo Nobel India, Ltd.	70,165	1,775,406
	Alembic Pharmaceuticals, Ltd.	402,836	5,295,200
	Alembic, Ltd.	603,004	638,012
	Alkyl Amines Chemicals	25,698	772,689
	Allcargo Logistics, Ltd.	383,145	479,464
	Amara Raja Batteries, Ltd.	134,869	1,277,702
	Amber Enterprises India, Ltd.	9,759	191,634
	Amrutanjan Health Care, Ltd.	7,403	42,760
*	Amtek Auto, Ltd.	217,501	1,499
	Anant Raj, Ltd.	459,375	130,418
	Apar Industries, Ltd.	80,161	323,462
	APL Apollo Tubes, Ltd.	37,779	909,198
	Apollo Hospitals Enterprise, Ltd.	414,779	9,331,272
	Apollo Tyres, Ltd.	1,591,084	2,296,680
*	Arvind Fashions, Ltd.	357,004	584,848
	Arvind, Ltd.	606,619	231,631
	Asahi India Glass, Ltd.	456,696	1,058,930
	Ashiana Housing, Ltd.	51,249	41,101
	Ashok Leyland, Ltd.	4,777,564	3,102,767
*	Ashoka Buildcon, Ltd.	369,747	251,060
	Astral Poly Technik, Ltd.	165,627	2,141,813
	AstraZeneca Pharma India, Ltd.	19,541	874,054
	Atul, Ltd.	73,157	4,921,427
	Automotive Axles, Ltd.	27,246	187,457
	Avanti Feeds, Ltd.	221,475	1,320,316
*	Bajaj Consumer Care, Ltd.	412,487	969,369
	Bajaj Electricals, Ltd.	198,552	1,116,670
*	Bajaj Hindusthan Sugar, Ltd.	512,261	38,307
	Bajaj Holdings & Investment, Ltd.	84,034	2,957,703
	Balaji Amines, Ltd.	64,754	490,294
	Balkrishna Industries, Ltd.	532,474	9,400,023
	Balmer Lawrie & Co., Ltd.	437,492	645,558
	Balrampur Chini Mills, Ltd.	957,414	1,607,675
	Bandhan Bank, Ltd.	67,331	308,949
*	Bank of Maharashtra	986,206	160,415
	Bannari Amman Sugars, Ltd.	14,297	244,425
	BASF India, Ltd.	79,081	1,415,205
	Bata India, Ltd.	133,975	2,267,765
	Bayer CropScience, Ltd.	7,704	571,076
	BEML, Ltd.	69,290	592,528
	Berger Paints India, Ltd.	149,965	1,052,593

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	BF Utilities, Ltd.	82,031	$238,577
	Bhansali Engineering Polymers, Ltd.	240,584	137,984
	Bharat Dyanamics, Ltd.	18,219	93,638
	Bharat Electronics, Ltd.	823,398	1,056,653
	Bharat Forge, Ltd.	346,767	1,764,008
	Bharat Heavy Electricals, Ltd.	4,925,028	2,377,333
	Bharat Rasayan, Ltd.	2,844	356,590
*	Bharti Airtel, Ltd.	915	6,777
	Birla Corp., Ltd.	121,705	968,244
*	Birlasoft, Ltd.	978,184	1,559,095
	Bliss Gvs Pharma, Ltd.	354,023	507,230
*	Blue Dart Express, Ltd.	33,363	914,832
	Blue Star, Ltd.	161,021	1,043,258
	Bodal Chemicals, Ltd.	82,131	80,820
	Bombay Dyeing & Manufacturing Co., Ltd.	364,782	287,733
	Borosil Renewables, Ltd.	92,973	95,828
*	Borosil, Ltd.	119,703	236,806
	Brigade Enterprises, Ltd.	366,457	686,358
	BSE, Ltd.	74,598	512,793
	Can Fin Homes, Ltd.	217,798	1,063,337
*	Canara Bank	1,368,410	1,859,462
	Capacit'e Infraprojects, Ltd.	15,657	19,637
	Caplin Point Laboratories, Ltd.	122,099	707,559
	Carborundum Universal, Ltd.	352,082	1,163,449
	Care Ratings, Ltd.	58,021	328,416
	Castrol India, Ltd.	540,366	821,307
	CCL Products India, Ltd.	400,185	1,253,121
	Ceat, Ltd.	140,017	1,622,613
	Central Depository Services India, Ltd.	189,122	883,883
	Century Plyboards India, Ltd.	375,426	643,022
	Century Textiles & Industries, Ltd.	169,090	693,819
	Cera Sanitaryware, Ltd.	30,990	926,905
	CESC, Ltd.	378,288	2,775,508
*	CG Power and Industrial Solutions, Ltd.	288,948	35,891
	Chambal Fertilizers & Chemicals, Ltd.	826,842	1,742,723
*	Chennai Petroleum Corp., Ltd.	216,468	231,218
	Chennai Super Kings Cricket, Ltd.	1,658,632	9,354
*	Cholamandalam Financial Holdings, Ltd.	489,580	2,164,165
	Cholamandalam Investment and Finance Co., Ltd.	236,371	638,669
	City Union Bank, Ltd.	1,698,638	2,744,612
	Cochin Shipyard, Ltd.	43,308	190,262
*	Coffee Day Enterprises, Ltd.	170,282	49,420
	Coforge, Ltd.	102,611	2,642,178
	Coromandel International, Ltd.	545,436	5,674,957
*	CreditAccess Grameen, Ltd.	13,160	90,173
	CRISIL, Ltd.	124,017	2,813,428
	Crompton Greaves Consumer Electricals, Ltd.	2,886,520	9,479,387
	Cummins India, Ltd.	235,271	1,258,481
	Cyient, Ltd.	394,638	1,741,254
*	Dalmia Bharat, Ltd.	292,699	2,973,188
	DB Corp., Ltd.	145,116	140,839
*	DCB Bank, Ltd.	1,115,577	1,157,447
	DCM Shriram, Ltd.	274,947	1,248,691
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	187,415	401,338
	Deepak Nitrite, Ltd.	272,786	2,358,603
	Delta Corp., Ltd.	661,802	757,425
	Dhampur Sugar Mills, Ltd.	143,432	241,692
	Dhanuka Agritech, Ltd.	52,930	560,192
	Dilip Buildcon, Ltd.	201,879	752,294

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Dish TV India, Ltd.	3,416,870	$326,874
	Dishman Carbogen Amcis, Ltd.	493,781	1,294,893
	Dixon Technologies India, Ltd.	15,729	1,610,204
	Dr Lal PathLabs, Ltd.	158,114	3,969,181
	eClerx Services, Ltd.	133,748	859,094
	Edelweiss Financial Services, Ltd.	1,553,368	1,579,918
*	EID Parry India, Ltd.	453,574	1,765,546
	EIH, Ltd.	971,116	835,481
	Elgi Equipments, Ltd.	345,194	732,215
	Emami, Ltd.	218,114	698,748
	Endurance Technologies, Ltd.	33,286	399,737
	Engineers India, Ltd.	1,021,364	878,041
	Entertainment Network India, Ltd.	35,167	58,515
	Eris Lifesciences, Ltd.	75,063	492,841
	Escorts, Ltd.	433,417	6,539,067
	Essel Propack, Ltd.	160,818	503,443
	Excel Industries, Ltd.	3,403	33,784
	Exide Industries, Ltd.	1,268,428	2,631,589
	FDC, Ltd.	372,793	1,492,356
*	Federal Bank, Ltd.	8,823,807	6,334,712
	Fine Organic Industries, Ltd.	658	18,668
	Finolex Cables, Ltd.	652,835	2,360,465
	Finolex Industries, Ltd.	270,735	1,670,337
	Firstsource Solutions, Ltd.	1,207,770	787,265
	Force Motors, Ltd.	4,465	52,932
*	Fortis Healthcare, Ltd.	2,456,374	4,538,716
*	Future Enterprises, Ltd.	456,202	99,103
	Future Lifestyle Fashions, Ltd.	141,933	216,413
	Gabriel India, Ltd.	373,577	425,059
	Galaxy Surfactants, Ltd.	6,246	134,227
	Garware Technical Fibres, Ltd.	56,037	1,252,812
	Gateway Distriparks, Ltd.	319,402	350,196
	GE Power India, Ltd.	3,345	21,595
	GE T&D India, Ltd.	196,502	218,182
	GHCL, Ltd.	217,036	400,986
	Gillette India, Ltd.	15,725	1,055,056
	GlaxoSmithKline Pharmaceuticals, Ltd.	12,699	243,978
	Glenmark Pharmaceuticals, Ltd.	579,828	3,493,193
	GMM Pfaudler, Ltd.	2,017	109,929
*	GMR Infrastructure, Ltd.	4,090,042	1,191,208
	GOCL Corp., Ltd.	4,632	9,523
	Godfrey Phillips India, Ltd.	82,653	1,010,350
	Godrej Industries, Ltd.	461,873	2,182,769
*	Godrej Properties, Ltd.	102,573	1,278,028
	Granules India, Ltd.	751,239	2,745,733
	Graphite India, Ltd.	52,686	116,195
	Great Eastern Shipping Co., Ltd. (The)	407,877	1,233,241
*	Greaves Cotton, Ltd.	583,522	633,366
*	Greenpanel Industries, Ltd.	223,561	113,657
	Greenply Industries, Ltd.	141,049	161,227
	Grindwell Norton, Ltd.	105,759	679,340
	Gujarat Alkalies & Chemicals, Ltd.	130,161	550,854
	Gujarat Ambuja Exports, Ltd.	232,094	517,620
*	Gujarat Fluorochemicals, Ltd.	224,424	1,225,267
	Gujarat Gas, Ltd.	1,401,114	5,463,672
	Gujarat Industries Power Co., Ltd.	207,737	192,512
	Gujarat Mineral Development Corp., Ltd.	156,962	86,409
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	232,653	509,467
	Gujarat Pipavav Port, Ltd.	1,270,512	1,267,126

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat State Fertilizers & Chemicals, Ltd.	444,767	$354,033
	Gujarat State Petronet, Ltd.	1,052,584	2,865,841
	Gulf Oil Lubricants India, Ltd.	86,122	659,622
	Hatsun Agro Products, Ltd.	68,638	605,231
*	HealthCare Global Enterprises, Ltd.	92,974	156,946
	HEG, Ltd.	11,644	113,509
	HeidelbergCement India, Ltd.	391,471	970,970
*	Hemisphere Properties India, Ltd.	216,014	90,304
	Heritage Foods, Ltd.	80,360	334,889
	Hester Biosciences, Ltd.	11,114	195,739
	Hexaware Technologies, Ltd.	781,273	3,991,401
	HFCL, Ltd.	3,501,850	580,552
	HG Infra Engineering Ltd.	6,179	15,039
	Hikal, Ltd.	287,601	596,427
	HIL, Ltd.	14,674	243,379
	Himadri Speciality Chemical, Ltd.	539,750	308,844
	Himatsingka Seide, Ltd.	13,953	11,447
	Hinduja Global Solutions, Ltd.	46,310	497,308
*	Hindustan Construction Co., Ltd.	1,606,341	120,021
*	Hindustan Oil Exploration Co., Ltd.	265,838	229,061
	Honda India Power Products, Ltd.	16,776	225,348
	Honeywell Automation India, Ltd.	11,456	4,126,145
*	Housing Development & Infrastructure, Ltd.	24,864	944
	Huhtamaki PPL, Ltd.	138,273	444,979
	ICICI Securities, Ltd.	136,551	830,901
	ICRA, Ltd.	3,234	109,048
*	IDFC First Bank, Ltd.	12,262,646	4,357,970
	IDFC, Ltd.	5,309,525	1,354,209
*	IFB Industries, Ltd.	54,221	269,273
*	IFCI, Ltd.	4,484,391	370,513
	IIFL Finance, Ltd.	1,205,216	1,084,017
	IIFL Securities, Ltd.	1,040,349	536,703
	IIFL Wealth Management, Ltd.	200,472	2,937,305
	India Cements, Ltd. (The)	1,409,890	2,106,003
	India Glycols, Ltd.	67,908	243,965
	Indiabulls Housing Finance, Ltd.	1,474,130	3,718,370
*	Indiabulls Real Estate, Ltd.	1,513,371	1,031,933
	Indiabulls Ventures, Ltd.	898,257	1,376,680
	Indiabulls Ventures, Ltd.	152,225	74,208
*	Indian Bank	958,733	746,254
	Indian Energy Exchange, Ltd.	107,781	257,859
	Indian Hotels Co., Ltd. (The)	3,216,168	3,273,937
	Indian Hume Pipe Co., Ltd. (The)	42,583	94,211
*	Indian Overseas Bank	3,261,175	449,840
	Indo Count Industries, Ltd.	118,915	103,060
	Indoco Remedies, Ltd.	205,317	623,629
	INEOS Styrolution India, Ltd.	22,220	158,472
	Infibeam Avenues, Ltd.	887,661	904,425
	Inox Leisure, Ltd.	324,093	1,000,697
*	Intellect Design Arena, Ltd.	352,089	742,713
	Ipca Laboratories, Ltd.	357,492	9,007,689
	IRB Infrastructure Developers, Ltd.	992,766	1,599,852
	IRCON International, Ltd.	94,785	115,692
	ITD Cementation India, Ltd.	280,853	169,894
*	ITI, Ltd.	77,824	133,183
	J Kumar Infraprojects, Ltd.	53,503	68,163
	Jagran Prakashan, Ltd.	466,140	237,449
	Jai Corp., Ltd.	240,114	278,360
*	Jaiprakash Power Ventures, Ltd.	15,245,328	446,536

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Jammu & Kashmir Bank, Ltd. (The)	408,227	$86,559
	Jamna Auto Industries, Ltd.	596,709	226,704
	JB Chemicals & Pharmaceuticals, Ltd.	189,580	1,858,522
	Jindal Poly Films, Ltd.	91,734	456,723
	Jindal Saw, Ltd.	771,975	569,430
*	Jindal Stainless Hisar, Ltd.	336,993	322,308
*	Jindal Stainless, Ltd.	553,776	262,160
*	Jindal Steel & Power, Ltd.	2,464,152	6,129,744
	JK Cement, Ltd.	153,310	3,067,765
	JK Lakshmi Cement, Ltd.	202,821	807,038
	JK Paper, Ltd.	419,453	527,964
	JK Tyre & Industries, Ltd.	377,147	329,021
	JM Financial, Ltd.	1,635,359	1,620,859
	JMC Projects India, Ltd.	273,093	162,677
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	59,202	1,632,832
	JSW Energy, Ltd.	2,320,203	1,422,940
	JTEKT India, Ltd.	143,939	118,087
	Jubilant Foodworks, Ltd.	445,400	10,284,715
	Jubilant Life Sciences, Ltd.	516,215	5,482,691
*	Just Dial, Ltd.	204,860	1,006,965
	Jyothy Labs, Ltd.	607,774	995,154
	Kajaria Ceramics, Ltd.	461,680	2,498,667
	Kalpataru Power Transmission, Ltd.	263,779	810,424
	Kalyani Steels, Ltd.	92,316	266,033
	Kansai Nerolac Paints, Ltd.	131,636	763,694
	Karnataka Bank, Ltd. (The)	1,204,858	674,348
	Karur Vysya Bank, Ltd. (The)	2,371,300	1,088,017
	Kaveri Seed Co., Ltd.	217,285	1,749,915
	KEC International, Ltd.	451,061	1,644,983
	KEI Industries, Ltd.	263,606	1,233,705
	Kiri Industries, Ltd.	71,698	470,047
	Kirloskar Brothers, Ltd.	1,407	2,483
	Kirloskar Oil Engines, Ltd.	257,475	362,176
	KNR Constructions, Ltd.	219,067	619,300
	Kolte-Patil Developers, Ltd.	36,922	67,872
*	KPIT Technologies, Ltd.	1,131,802	981,969
	KPR Mill, Ltd.	105,973	595,935
	KRBL, Ltd.	343,205	1,238,830
	KSB, Ltd.	40,851	276,033
	L&T Finance Holdings, Ltd.	2,809,850	2,248,108
	LA Opala RG, Ltd.	131,747	319,214
	Lakshmi Machine Works, Ltd.	18,752	754,289
	Laurus Labs, Ltd.	110,867	1,396,259
	LG Balakrishnan & Bros, Ltd.	46,615	141,594
	LIC Housing Finance, Ltd.	209,903	736,843
*	Linde India, Ltd.	103,584	867,323
	LT Foods, Ltd.	632,306	438,596
	Lumax Industries, Ltd.	1,862	30,987
	LUX Industries, Ltd.	38,964	588,190
	Magma Fincorp, Ltd.	49,866	17,119
	Mahanagar Gas, Ltd.	249,267	3,238,234
	Maharashtra Scooters, Ltd.	8,849	356,266
	Maharashtra Seamless, Ltd.	122,041	321,165
*	Mahindra & Mahindra Financial Services, Ltd.	646,761	1,125,263
*	Mahindra CIE Automotive, Ltd.	440,936	640,331
*	Mahindra Holidays & Resorts India, Ltd.	258,626	548,667
	Mahindra Lifespace Developers, Ltd.	136,741	386,875
	Mahindra Logistics, Ltd.	13,323	53,275
	Maithan Alloys, Ltd.	3,803	21,677

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Majesco, Ltd.	68,070	$542,905
	Manappuram Finance, Ltd.	1,339,448	2,847,576
*	Mangalore Refinery & Petrochemicals, Ltd.	947,856	460,374
	Marksans Pharma, Ltd.	1,386,544	735,971
	MAS Financial Services, Ltd.	21,563	184,275
	Mastek, Ltd.	49,438	376,855
*	Max Financial Services, Ltd.	668,286	4,975,275
*	Max India, Ltd.	802,739	737,152
	Mayur Uniquoters, Ltd.	95,841	283,256
	Meghmani Organics, Ltd.	550,558	438,354
	Minda Industries, Ltd.	318,014	1,201,295
	Mindtree, Ltd.	271,568	3,935,136
	Mishra Dhatu Nigam, Ltd.	20,660	55,435
	MOIL, Ltd.	431,296	818,601
*	Morepen Laboratories, Ltd.	1,301,310	399,170
	Motilal Oswal Financial Services, Ltd.	180,212	1,630,622
	Mphasis, Ltd.	548,038	8,412,120
	Multi Commodity Exchange of India, Ltd.	66,301	1,518,882
*	Muthoot Capital Services, Ltd.	2,023	9,680
	Muthoot Finance, Ltd.	590,812	10,026,718
	Narayana Hrudayalaya, Ltd.	222,842	869,005
	Natco Pharma, Ltd.	571,116	6,022,368
	National Aluminium Co., Ltd.	2,875,022	1,261,622
	Nava Bharat Ventures, Ltd.	237,619	146,314
	Navin Fluorine International, Ltd.	102,828	2,430,524
	Navneet Education, Ltd.	548,077	536,712
	NBCC India, Ltd.	1,986,749	617,181
	NCC, Ltd.	1,531,780	593,412
	NESCO, Ltd.	134,776	786,603
*	Network18 Media & Investments, Ltd.	627,668	341,493
	NHPC, Ltd.	271,593	73,448
	NIIT, Ltd.	370,759	479,139
	Nilkamal, Ltd.	30,764	506,534
	NLC India, Ltd.	664,476	423,346
	NOCIL, Ltd.	294,679	414,752
	NRB Bearings, Ltd.	199,046	207,743
*	Nucleus Software Exports, Ltd.	30,339	120,917
	Oberoi Realty, Ltd.	399,223	1,848,945
	Oil India, Ltd.	1,108,498	1,424,592
	Omaxe, Ltd.	255,006	285,679
	Oracle Financial Services Software, Ltd.	439	17,199
	Orient Cement, Ltd.	417,073	357,571
	Orient Electric, Ltd.	347,264	835,140
	Orient Refractories, Ltd.	181,847	415,105
	Oriental Carbon & Chemicals, Ltd.	13,160	137,473
	Paisalo Digital, Ltd.	11,486	49,436
	Parag Milk Foods, Ltd.	59,209	66,759
	Persistent Systems, Ltd.	248,976	3,059,954
	Pfizer, Ltd.	84,560	4,829,451
	Phillips Carbon Black, Ltd.	367,071	470,374
	Phoenix Mills, Ltd. (The)	350,918	2,887,827
	PI Industries, Ltd.	421,722	9,952,757
*	PNB Housing Finance, Ltd.	238,767	673,227
	PNC Infratech, Ltd.	120,036	214,012
	Poly Medicure, Ltd.	70,966	367,802
	Polyplex Corp., Ltd.	56,807	445,350
	Power Finance Corp., Ltd.	72,607	78,641
	Praj Industries, Ltd.	374,676	298,687
	Prestige Estates Projects, Ltd.	787,009	2,050,955

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Prism Johnson, Ltd.	631,808	$374,323
*	Procter & Gamble Health, Ltd.	39,199	2,182,545
	PSP Projects, Ltd.	13,842	73,943
	PTC India Financial Services, Ltd.	1,361,445	319,328
	PTC India, Ltd.	1,046,301	726,292
*	Punjab National Bank	1,961,074	837,393
	PVR, Ltd.	198,104	2,874,391
	PVR, Ltd.	14,752	213,858
*	Quess Corp., Ltd.	89,506	437,498
	Quick Heal Technologies, Ltd.	61,689	91,171
	Radico Khaitan, Ltd.	389,838	1,922,396
	Rain Industries Ltd.	533,678	655,412
	Rajesh Exports, Ltd.	298,277	1,819,904
	Rallis India, Ltd.	416,176	1,616,294
	Ramco Cements, Ltd. (The)	344,618	3,184,791
	Ramco Industries, Ltd.	173,438	396,109
	Ramkrishna Forgings, Ltd.	9,184	17,763
	Rashtriya Chemicals & Fertilizers, Ltd.	863,608	537,438
	Ratnamani Metals & Tubes, Ltd.	68,759	969,891
*	Raymond, Ltd.	189,918	607,531
	RBL Bank, Ltd.	1,178,715	2,663,226
	REC, Ltd.	331,593	444,385
	Redington India, Ltd.	1,647,413	1,995,183
	Relaxo Footwears, Ltd.	257,596	2,072,661
*	Reliance Power, Ltd.	1,696,033	74,715
*	Religare Enterprises, Ltd.	66,465	32,327
	Repco Home Finance, Ltd.	167,309	322,555
*	RP-SG Business Process Services, Ltd.	6,634	14,911
	Sadbhav Engineering, Ltd.	445,132	254,024
	Sanofi India, Ltd.	43,758	4,549,871
	Sasken Technologies, Ltd.	34,374	249,501
	Savita Oil Technologies, Ltd.	1,482	12,600
	Schaeffler India, Ltd.	38,929	1,854,848
*	Schneider Electric Infrastructure, Ltd.	59,047	57,940
	Security & Intelligence Services India, Ltd.	1,632	7,878
	Sequent Scientific, Ltd.	244,159	399,247
	Sharda Cropchem, Ltd.	97,276	377,795
*	Sheela Foam, Ltd.	4,860	91,430
	Shilpa Medicare, Ltd.	123,440	922,118
*	Shipping Corp. of India, Ltd.	706,692	508,254
	Shoppers Stop, Ltd.	76,321	161,200
	Shriram City Union Finance, Ltd.	64,781	568,259
	Shriram Transport Finance Co., Ltd.	105,791	975,927
	Shriram Transport Finance Co., Ltd.	12,206	112,985
	SKF India, Ltd.	118,961	2,336,935
	SML ISUZU, Ltd.	1,836	9,741
	Sobha, Ltd.	313,657	918,851
	Solar Industries India, Ltd.	141,773	1,885,422
	Solara Active Pharma Sciences, Ltd.	9,569	98,141
*	Somany Home Innovation, Ltd.	230,605	220,961
	Sonata Software, Ltd.	235,413	832,831
	South Indian Bank, Ltd. (The)	5,943,539	550,501
	SRF, Ltd.	111,808	5,649,558
	Srikalahasthi Pipes, Ltd.	103,918	251,989
	Star Cement, Ltd.	205,348	243,448
	Steel Authority of India, Ltd.	4,094,869	1,872,322
	Sterlite Technologies, Ltd.	622,653	1,014,426
	Strides Pharma Science, Ltd.	330,249	1,925,387
	Subros, Ltd.	130,852	313,528

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sudarshan Chemical Industries	126,797	$694,078
*	Sumitomo Chemical India, Ltd.	124,491	445,438
	Sun TV Network, Ltd.	524,024	2,708,344
	Sundaram Finance Holdings, Ltd.	54,598	34,279
	Sundaram Finance, Ltd.	68,586	1,164,232
	Sundaram-Clayton, Ltd.	6,812	141,599
	Sundram Fasteners, Ltd.	381,569	2,121,852
	Sunteck Realty, Ltd.	301,891	745,660
	Suprajit Engineering, Ltd.	222,958	453,243
	Supreme Industries, Ltd.	277,706	4,783,498
	Supreme Petrochem, Ltd.	165,945	400,860
*	Suven Pharmaceuticals, Ltd.	437,090	3,653,061
*	Suzlon Energy, Ltd.	10,013,342	582,577
	Swan Energy, Ltd.	76,621	135,760
	Swaraj Engines, Ltd.	28,164	508,609
	Symphony, Ltd.	72,354	817,082
	Syngene International, Ltd.	503,550	3,275,199
	TAKE Solutions, Ltd.	107,303	60,974
	Tanla Solutions, Ltd.	39,397	61,863
	Tasty Bite Eatables, Ltd.	629	100,602
	Tata Chemicals, Ltd.	395,329	1,621,503
	Tata Communications, Ltd.	233,493	2,373,372
	Tata Consumer Products, Ltd.	2,794,102	15,959,107
	Tata Elxsi, Ltd.	107,644	1,352,960
	Tata Metaliks, Ltd.	72,311	473,900
	Tata Power Co., Ltd. (The)	4,443,162	2,893,501
*	Tata Sponge Iron, Ltd.	89,626	311,466
*	Tata Steel BSL, Ltd.	85,559	25,375
	TCI Express, Ltd.	104,137	979,435
*	Techno Electric & Engineering Co., Ltd.	237,484	567,793
	Texmaco Rail & Engineering, Ltd.	63,946	22,306
	Thermax, Ltd.	183,536	1,827,454
	Thomas Cook India, Ltd.	54,020	21,077
	Thyrocare Technologies, Ltd.	71,460	670,428
	Tide Water Oil Co India, Ltd.	7,147	405,340
	Time Technoplast, Ltd.	503,210	246,457
	Timken India, Ltd.	153,027	1,980,070
	Tinplate Co. of India, Ltd. (The)	183,727	321,005
	Torrent Power, Ltd.	938,809	4,095,368
	Transport Corp. of India, Ltd.	184,933	423,911
	Trent, Ltd.	449,150	3,340,694
	Trident, Ltd.	6,329,229	566,040
	Triveni Engineering & Industries, Ltd.	406,993	294,847
	Triveni Turbine, Ltd.	426,083	355,904
	TTK Prestige, Ltd.	28,637	2,252,254
	Tube Investments of India, Ltd.	552,438	3,780,519
	TV Today Network, Ltd.	137,361	373,986
*	TV18 Broadcast, Ltd.	3,229,998	1,441,882
	TVS Srichakra, Ltd.	12,965	247,010
*	UCO Bank	2,632,442	491,223
	Uflex, Ltd.	192,417	680,745
	Unichem Laboratories, Ltd.	188,529	594,609
*	Union Bank of India	2,478,329	959,732
*	Usha Martin, Ltd.	50,166	12,436
*	VA Tech Wabag, Ltd.	123,701	188,238
	Vaibhav Global, Ltd.	62,500	1,113,925
	Vakrangee, Ltd.	737,146	276,655
	Vardhman Textiles, Ltd.	121,297	1,080,296
	Varroc Engineering, Ltd.	13,628	35,911

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Varun Beverages, Ltd.	87,082	$823,673
	Venky's India, Ltd.	21,527	299,696
*	Vesuvius India, Ltd.	9,930	114,909
	V-Guard Industries, Ltd.	746,187	1,621,740
	Vinati Organics, Ltd.	153,936	2,010,564
	Vindhya Telelinks, Ltd.	15,392	133,919
	VIP Industries, Ltd.	236,999	852,495
	V-Mart Retail, Ltd.	40,820	980,972
*	Vodafone Idea, Ltd.	26,426,231	2,955,875
	Voltas, Ltd.	232,681	1,853,061
	VRL Logistics, Ltd.	161,373	316,487
	VST Industries, Ltd.	31,079	1,353,157
	VST Tillers Tractors, Ltd.	13,719	247,260
	WABCO India, Ltd.	28,222	2,617,055
	Welspun Corp., Ltd.	565,790	663,346
	Welspun Enterprises, Ltd.	379,152	283,840
	Welspun India, Ltd.	2,056,514	1,076,591
	West Coast Paper Mills, Ltd.	142,023	326,265
*	Westlife Development Ltd.	15,971	76,944
	Wheels India, Ltd.	3,448	18,851
	Whirlpool of India, Ltd.	71,984	2,000,581
*	Wockhardt, Ltd.	169,050	624,246
	Yes Bank, Ltd.	237,637	38,268
	Zee Entertainment Enterprises, Ltd.	443,456	819,695
	Zensar Technologies, Ltd.	428,453	917,465
	Zydus Wellness, Ltd.	12,328	263,587
TOTAL INDIA			604,651,801
INDONESIA — (1.8%)
*	Ace Hardware Indonesia Tbk PT	19,988,600	2,395,249
	Adhi Karya Persero Tbk PT	12,074,188	497,995
*	Adi Sarana Armada Tbk PT	4,074,600	150,336
*	Agung Podomoro Land Tbk PT	21,416,000	172,408
	AKR Corporindo Tbk PT	11,345,800	2,246,632
*	Alam Sutera Realty Tbk PT	87,354,800	737,395
	Aneka Tambang Tbk	52,635,591	2,638,780
*	Armidian Karyatama Tbk PT	844,800	1,085
	Arwana Citramulia Tbk PT	26,955,300	777,787
	Asahimas Flat Glass Tbk PT	978,600	181,874
	Astra Agro Lestari Tbk PT	2,689,800	1,793,905
	Astra Otoparts Tbk PT	3,767,800	224,788
*	Astrindo Nusantara Infrastructure Tbk PT	99,399,300	340,409
*	Asuransi Kresna Mitra Tbk PT	9,131,000	731,749
*	Bakrie Telecom Tbk PT	49,756,298	31,950
	Bank BTPN Syariah Tbk PT	471,600	111,836
*	Bank Bukopin Tbk	65,090,992	797,022
*	Bank Capital Indonesia Tbk PT	1,152,700	33,448
*	Bank Ina Perdana PT	6,723,800	405,829
	Bank Maybank Indonesia Tbk PT	6,897,100	93,740
*	Bank Nationalnobu Tbk PT	715,800	35,749
*	Bank Pan Indonesia Tbk PT	20,706,900	1,144,724
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,054,800	1,157,651
	Bank Pembangunan Daerah Jawa Timur Tbk PT	22,865,600	860,876
*	Bank Permata Tbk PT	2,999,502	261,256
	Bank Tabungan Negara Persero Tbk PT	13,260,349	1,157,003
*	Barito Pacific Tbk PT	36,108,600	2,362,567
*	Bekasi Fajar Industrial Estate Tbk PT	27,870,100	236,260
	BFI Finance Indonesia Tbk PT	982,300	19,558
*	Bintang Oto Global Tbk PT	10,495,500	1,005,850

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	BISI International Tbk PT	13,580,000	$780,860
	Blue Bird Tbk PT	1,134,900	86,716
*	Buana Lintas Lautan Tbk PT	11,680,600	258,923
	Bukit Asam Tbk PT	4,153,700	580,849
*	Bumi Serpong Damai Tbk PT	8,681,300	412,266
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	225,543
	Buyung Poetra Sembada PT	1,131,500	52,738
*	Capital Financial Indonesia Tbk PT	3,997,500	107,901
	Catur Sentosa Adiprana Tbk PT	2,986,100	67,373
	Cikarang Listrindo Tbk PT	662,200	29,754
	Ciputra Development Tbk PT	69,552,020	3,131,587
*	Citra Marga Nusaphala Persada Tbk PT	12,052,502	820,135
*	City Retail Developments Tbk PT	12,056,400	121,857
	Davomas Abadi Tbk PT	11,631,700	0
*	Delta Dunia Makmur Tbk PT	34,025,400	606,378
	Dharma Satya Nusantara Tbk PT	2,071,600	51,897
*	Eagle High Plantations Tbk PT	73,000,000	598,183
	Elnusa Tbk PT	19,970,400	311,668
*	Erajaya Swasembada Tbk PT	9,247,900	930,890
*	Gajah Tunggal Tbk PT	12,020,200	445,500
*	Garuda Indonesia Persero Tbk PT	26,078,149	435,066
*	Global Mediacom Tbk PT	54,165,900	792,584
*	Hanson International Tbk PT	483,480,300	1,241,816
*	Harum Energy Tbk PT	4,487,300	363,523
	Hexindo Adiperkasa Tbk PT	508,500	117,889
	Impack Pratama Industri Tbk PT	169,800	14,721
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,037,400	556,657
	Indika Energy Tbk PT	11,105,700	748,384
	Indo Tambangraya Megah Tbk PT	2,484,200	1,352,008
	Indo-Rama Synthetics Tbk PT	130,400	21,428
*	Indosat Tbk PT	7,020,700	1,108,855
*	Industri dan Perdagangan Bintraco Dharma Tbk PT	15,439,900	52,361
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,893,800	1,774,134
*	Inovisi Infracom Tbk PT	1,806,467	0
*	Integra Indocabinet Tbk PT	2,097,900	54,433
*	Inti Agri Resources Tbk PT	92,782,800	238,312
*	Intikeramik Alamasri Industri Tbk PT	49,022,007	167,864
*	Intiland Development Tbk PT	65,614,332	801,517
	Japfa Comfeed Indonesia Tbk PT	21,875,500	1,596,585
	Jaya Real Property Tbk PT	16,334,800	461,830
	Kapuas Prima Coal Tbk PT	44,252,100	443,075
*	Kawasan Industri Jababeka Tbk PT	137,328,857	1,487,498
	KMI Wire & Cable Tbk PT	11,437,500	298,309
*	Krakatau Steel Persero Tbk PT	29,436,502	767,707
*	Kresna Graha Investama Tbk PT	81,620,200	602,788
	Link Net Tbk PT	6,400,400	830,662
*	Lippo Cikarang Tbk PT	12,619,565	707,616
*	Lippo Karawaci Tbk PT	314,090,240	2,964,289
*	Mahkota Group Tbk PT	374,000	20,001
	Malindo Feedmill Tbk PT	5,634,300	236,962
*	Matahari Department Store Tbk PT	13,472,500	1,200,947
*	Medco Energi Internasional Tbk PT	37,410,933	1,198,276
	Media Nusantara Citra Tbk PT	26,755,700	1,504,737
	Metrodata Electronics Tbk PT	4,179,400	412,627
*	Metropolitan Kentjana Tbk PT	7,900	7,954
*	Mitra Adiperkasa Tbk PT	52,516,000	2,454,553
*	MNC Investama Tbk PT	193,556,400	662,872
*	MNC Land Tbk PT	27,565,800	202,306
*	MNC Sky Vision Tbk PT	1,494,300	116,279

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Modernland Realty Tbk PT	28,316,900	$100,498
*	Multipolar Tbk PT	4,180,900	14,910
	Nippon Indosari Corpindo Tbk PT	17,016,689	1,439,814
	Pabrik Kertas Tjiwi Kimia Tbk PT	1,077,100	499,996
*	Pacific Strategic Financial Tbk PT	30,940,900	1,768,365
	Pan Brothers Tbk PT	27,884,400	476,330
*	Panin Financial Tbk PT	115,391,400	1,464,902
*	Paninvest Tbk PT	9,167,900	459,238
*	Pelayaran Tamarin Samudra Tbk PT	46,565,800	175,035
	Perusahaan Gas Negara Tbk PT	5,360,100	465,951
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	19,472,800	1,326,071
*	Pool Advista Indonesia Tbk PT	10,473,500	35,868
	PP Persero Tbk PT	20,538,314	1,376,742
	Puradelta Lestari Tbk PT	52,609,700	795,246
	Ramayana Lestari Sentosa Tbk PT	17,909,100	691,563
*	Resource Alam Indonesia Tbk PT	1,487,400	21,293
*	Rimo International Lestari Tbk PT	211,251,900	542,599
*	Salim Ivomas Pratama Tbk PT	26,385,800	581,271
	Samindo Resources Tbk PT	106,600	8,227
*	Sampoerna Agro Tbk PT	5,146,100	630,950
*	Sariguna Primatirta Tbk PT	4,236,700	149,629
	Sawit Sumbermas Sarana Tbk PT	23,837,500	1,338,397
*	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	16,767,700	1,473,388
*	Semen Baturaja Persero Tbk PT	11,790,900	397,835
*	Sentul City Tbk PT	79,424,100	272,045
*	Siloam International Hospitals Tbk PT	2,174,950	702,332
	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	213,404
*	Sitara Propertindo Tbk PT	38,971,700	202,867
	Sri Rejeki Isman Tbk PT	71,395,531	963,325
*	Sugih Energy Tbk PT	100,457,800	64,506
	Summarecon Agung Tbk PT	58,327,464	2,409,342
	Surabaya Agung Industri Pulp & Kertas	64,500	0
	Surya Citra Media Tbk PT	15,416,600	1,359,264
*	Surya Esa Perkasa Tbk PT	26,503,400	280,754
	Surya Pertiwi Tbk PT	1,435,000	45,904
	Surya Semesta Internusa Tbk PT	29,482,200	761,965
*	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	176,495
*	Tiga Pilar Sejahtera Food Tbk	19,238,200	41,507
*	Timah Tbk PT	18,874,314	987,605
*	Totalindo Eka Persada Tbk PT	2,364,000	8,096
*	Trada Alam Minera Tbk PT	180,020,800	462,382
	Transcoal Pacific Tbk PT	66,400	17,828
	Trias Sentosa Tbk PT	33,232,900	880,249
*	Truba Alam Manuggal Engineering PT	21,316,500	0
	Tunas Baru Lampung Tbk PT	18,563,700	931,501
	Tunas Ridean Tbk PT	6,994,500	668,139
	Ultrajaya Milk Industry & Trading Co. Tbk PT	16,685,400	1,858,185
	Unggul Indah Cahaya Tbk PT	48,239	12,275
*	Visi Media Asia Tbk PT	43,917,151	150,528
	Waskita Beton Precast Tbk PT	62,185,500	847,597
	Waskita Karya Persero Tbk PT	26,416,700	1,136,520
	Wijaya Karya Bangunan Gedung Tbk PT	9,746,500	130,094
	Wijaya Karya Beton Tbk PT	23,021,600	433,266
	Wijaya Karya Persero Tbk PT	19,738,007	1,613,743
TOTAL INDONESIA			94,111,990

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (2.3%)
#	Duopharma Biotech Bhd	1,063,856	$660,413
#	7-Eleven Malaysia Holdings Bhd, Class B	2,782,485	888,775
#	Aeon Co. M Bhd	3,137,100	626,962
#	AEON Credit Service M Bhd	464,000	1,008,148
#*	AFFIN Bank Bhd	1,837,164	700,457
#*	AirAsia Group Bhd	5,873,600	891,319
*	AirAsia X Bhd	14,207,300	237,651
	Ajinomoto Malaysia Bhd	73,700	264,440
	Alliance Bank Malaysia Bhd	4,354,800	2,203,038
	Allianz Malaysia Bhd	181,500	573,848
#*	Ann Joo Resources Bhd	840,150	137,109
	APM Automotive Holdings Bhd	103,800	41,035
	Astro Malaysia Holdings Bhd	645,700	121,647
	ATA IMS Bhd	211,100	61,226
*	Bahvest Resources Bhd	549,500	63,344
	Batu Kawan Bhd	5,600	20,227
#*	Berjaya Assets Bhd	3,218,600	208,136
*	Berjaya Corp. Bhd	19,621,727	990,383
*	Berjaya Land Bhd	3,396,100	152,401
	Berjaya Sports Toto Bhd	4,057,967	2,013,787
#*	BerMaz Motor Sdn Bhd	4,002,800	1,332,033
	BIMB Holdings Bhd	197,308	158,997
	Bintulu Port Holdings Bhd	25,900	24,506
#*	Boustead Holdings Bhd	2,115,528	315,994
	Boustead Plantations Bhd	622,199	55,876
#	British American Tobacco Malaysia Bhd	375,300	950,591
*	Bumi Armada Bhd	12,538,800	672,881
	Bursa Malaysia Bhd	2,595,700	5,690,222
*	Cahya Mata Sarawak Bhd	2,931,700	1,198,071
	Carlsberg Brewery Malaysia Bhd, Class B	752,900	4,495,855
	Carotech Bhd	230,650	0
	CB Industrial Product Holding Bhd	885,740	187,125
	Chin Teck Plantations BHD	33,000	46,753
*	Coastal Contracts Bhd	45,266	6,940
	CSC Steel Holdings Bhd	353,800	70,774
*	Cypark Resources Bhd	1,185,250	261,496
	D&O Green Technologies Bhd	3,307,800	670,292
	Dagang NeXchange Bhd	2,019,400	119,517
#	Datasonic Group Bhd	2,886,800	956,873
#*	Dayang Enterprise Holdings Bhd	1,552,175	424,582
	DRB-Hicom Bhd	3,367,800	1,520,656
	Dufu Technology Corp. Bhd	93,300	155,135
	Dutch Lady Milk Industries Bhd	107,100	1,017,057
	Eastern & Oriental Bhd	2,194,307	209,206
#*	Eco World Development Group Bhd	4,569,600	471,324
#*	Eco World International Bhd	872,100	92,676
	Econpile Holdings Bhd	286,900	42,857
#	Ekovest BHD	6,010,550	728,438
	FAR East Holdings BHD	258,300	157,936
	FGV Holdings Bhd	7,197,600	2,045,453
	Formosa Prosonic Industries BHD	143,000	48,068
	Frontken Corp. Bhd	2,292,300	1,913,781
	Gabungan AQRS Bhd	1,689,710	338,717
	Gadang Holdings Bhd	2,350,400	244,027
#	Gas Malaysia Bhd	917,800	592,036
	George Kent Malaysia Bhd	1,061,800	170,951
	Globetronics Technology Bhd	2,762,772	1,673,640
	Glomac Bhd	1,421,770	93,680
	Golden Plus Holding Bhd	216,000	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Guan Chong Bhd	995,200	$731,857
	GuocoLand Malaysia Bhd	918,400	107,157
	Hai-O Enterprise Bhd	1,029,820	449,911
	HAP Seng Consolidated Bhd	859,540	1,817,004
	Hap Seng Plantations Holdings Bhd	301,400	115,225
	Heineken Malaysia Bhd	414,200	2,211,019
#*	Hengyuan Refining Co. Bhd	647,800	462,269
	HeveaBoard Bhd	1,449,100	140,694
	Hiap Teck Venture Bhd	3,287,000	121,705
#*	Hibiscus Petroleum Bhd	5,289,200	753,616
	Hong Leong Industries Bhd	466,900	871,374
*	HSS Engineers Bhd	142,700	18,391
	Hup Seng Industries Bhd	1,442,533	317,009
	IGB Bhd	654,465	412,369
	IJM Plantations Bhd	651,100	274,247
#	Inari Amertron Bhd	6,028,545	3,057,102
	Inch Kenneth Kajang Rubber P.L.C.	528,400	58,589
	Insas Bhd	2,473,881	461,903
*	Iris Corp. Bhd	7,204,700	546,601
#*	Iskandar Waterfront City Bhd	2,823,500	407,320
#*	JAKS Resources Bhd	2,787,100	510,215
#*	Jaya Tiasa Holdings Bhd	1,574,827	222,011
	JHM Consolidation Bhd	1,456,900	531,971
	Johore Tin Bhd	232,200	72,625
	Keck Seng Malaysia Bhd	508,450	455,151
	Kerjaya Prospek Group Bhd	1,621,080	406,956
	Kim Loong Resources Bhd	933,780	307,399
#*	KNM Group Bhd	11,457,580	600,031
	KPJ Healthcare Bhd	12,687,900	2,355,383
*	Kretam Holdings Bhd	3,289,200	376,484
	Kronologi Asia Bhd	1,550,300	209,693
#*	KSL Holdings Bhd	1,412,318	187,506
	Kumpulan Fima BHD	399,650	152,441
	Land & General Bhd	8,564,960	213,902
*	Landmarks Bhd	140,500	8,118
#	LBS Bina Group Bhd	3,767,616	319,409
	Lii Hen Industries Bhd	404,300	266,744
	Lingkaran Trans Kota Holdings Bhd	812,400	769,848
	Lotte Chemical Titan Holding Bhd	1,472,200	699,347
	LPI Capital Bhd	352,624	1,114,423
	Magni-Tech Industries Bhd	861,533	429,844
#	Magnum Bhd	3,965,700	1,993,669
#	Mah Sing Group Bhd	5,444,587	839,901
	Malakoff Corp. Bhd	6,283,300	1,410,241
#	Malayan Flour Mills Bhd	2,753,275	352,002
	Malaysia Building Society Bhd	7,430,883	939,830
	Malaysian Pacific Industries Bhd	564,813	1,755,239
	Malaysian Resources Corp. Bhd	9,869,198	1,307,550
#	Matrix Concepts Holdings Bhd	2,782,558	1,110,542
	MBM Resources BHD	776,996	566,659
#	Media Chinese International, Ltd.	3,621,600	123,839
#	Mega First Corp. Bhd	1,246,900	1,974,168
#	MKH Bhd	1,994,534	612,400
#	MMC Corp. Bhd	2,237,400	374,413
#	MNRB Holdings Bhd	1,697,588	333,777
#*	MPHB Capital Bhd	1,429,100	273,303
	Muda Holdings Bhd	520,200	203,395
	Muhibbah Engineering M Bhd	1,407,050	283,769
*	Mulpha International Bhd	905,830	314,676

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	My EG Services Bhd	2,779,200	$883,817
#	NTPM Holdings Bhd	640,000	89,592
*	OCK Group Bhd	1,777,900	217,351
	Oriental Holdings BHD	679,900	856,751
#	OSK Holdings Bhd	6,921,555	1,275,207
	Padini Holdings Bhd	1,981,800	998,333
	Panasonic Manufacturing Malaysia Bhd	45,084	329,202
	Pantech Group Holdings Bhd	1,833,819	158,566
#	Paramount Corp. Bhd	1,237,355	244,673
	Pentamaster Corp. Bhd	1,528,310	2,317,749
*	PESTECH International Bhd	190,000	38,310
#	Petron Malaysia Refining & Marketing Bhd	389,000	343,242
	PIE Industrial Bhd	613,700	221,386
#	Pos Malaysia Bhd	1,775,900	414,692
	Power Root Bhd	150,600	77,792
	QL Resources Bhd	176,959	407,023
#	Ranhill Holdings Bhd	1,783,460	394,293
	RCE Capital Bhd	72,500	32,504
	RGB International Bhd	1,303,514	49,464
	Sam Engineering & Equipment M Bhd	154,700	264,795
*	Sapura Energy Bhd	37,991,700	862,949
	Sarawak Oil Palms Bhd	906,704	766,671
#	Scientex Bhd	1,340,024	2,882,310
#	SEG International BHD	145,885	20,655
	Serba Dinamik Holdings Bhd	809,100	312,186
	Shangri-La Hotels Malaysia Bhd	406,900	398,942
#	Sime Darby Property Bhd	4,847,500	714,852
	SKP Resources Bhd	2,640,600	877,684
	SP Setia Bhd Group	3,125,400	570,943
*	Sumatec Resources Bhd	6,536,100	2,929
	Sunway Construction Group Bhd	1,816,936	815,308
	Suria Capital Holdings Bhd	613,860	136,472
#	Syarikat Takaful Malaysia Keluarga Bhd	1,315,500	1,497,740
#	Ta Ann Holdings Bhd	1,451,789	974,501
#	TA Enterprise Bhd	7,112,300	1,025,651
	TA Global Bhd	6,756,640	422,819
#	Taliworks Corp. Bhd	2,920,816	589,772
#	Tan Chong Motor Holdings Bhd	813,500	198,073
	Thong Guan Industries Bhd	245,000	272,467
	TIME dotCom Bhd	1,038,888	2,675,348
	TMC Life Sciences Bhd	1,213,500	147,921
#*	Tropicana Corp. Bhd	3,615,107	767,775
*	TSH Resources Bhd	2,552,300	625,770
*	Tune Protect Group Bhd	2,111,800	137,087
#	Uchi Technologies Bhd	1,592,600	962,852
#	UEM Edgenta Bhd	1,678,400	887,281
*	UEM Sunrise Bhd	6,951,100	700,520
	UMW Holdings Bhd	1,221,300	709,463
	Unisem M Bhd	97,800	63,849
#	United Malacca Bhd	466,350	502,343
	United Plantations Bhd	722,600	2,383,242
	UOA Development Bhd	4,419,700	1,606,955
*	Velesto Energy Bhd	14,366,808	479,906
	ViTrox Corp. Bhd	515,500	1,499,511
*	Vivocom International Holdings Bhd	5,070,832	35,889
*	Vizione Holdings Bhd	456,528	41,964
	VS Industry Bhd	6,029,637	1,991,423
	Wah Seong Corp. Bhd	545,777	63,859
#*	WCT Holdings Bhd	4,151,154	460,597

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Wellcall Holdings Bhd	2,274,600	$431,308
	Widad Group Bhd	767,800	90,327
	Yinson Holdings Bhd	629,600	932,995
#*	YNH Property Bhd	3,295,516	2,133,299
	YTL Corp. Bhd	103,610	19,092
	YTL Power International Bhd	595,300	99,215
TOTAL MALAYSIA			122,741,055
MEXICO — (2.3%)
#	ALEATICA S.A.B. de C.V.	228,600	207,491
	Alfa S.A.B. de C.V., Class A	858,225	465,844
#	Alpek S.A.B. de C.V.	2,437,309	1,905,602
#*	Alsea S.A.B. de C.V.	2,533,365	2,467,911
*	Axtel S.A.B. de C.V.	7,545,013	1,929,055
#*	Banco del Bajio SA	3,839,285	2,967,230
*	Bio Pappel S.A.B. de C.V.	93,031	66,884
#	Bolsa Mexicana de Valores S.A.B. de C.V.	3,224,234	6,544,087
*	CMR S.A.B. de C.V.	1,323	149
*	Consorcio ARA S.A.B. de C.V.	6,708,507	810,869
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	160,357	886,774
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	2,046,089	1,125,326
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	960,372	196,994
#	Corp. Actinver S.A.B. de C.V.	198,770	80,383
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	4,658,829	7,006,561
	Corp. Moctezuma S.A.B. de C.V.	880,024	1,858,509
	Corporativo Fragua S.A.B. de C.V.	3	30
*	Corporativo GBM S.A.B. de C.V.	24,619	8,712
	Corpovael S.A. de C.V.	73,341	22,343
*	Credito Real S.A.B. de C.V. SOFOM ER	1,689,510	967,170
	Cydsa S.A.B. de C.V.	10,875	9,480
#*	Elementia S.A.B. de C.V.	642,287	187,592
#*	Empresas ICA S.A.B. de C.V.	3,768,186	15,897
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	3,187	1,058
*	Genomma Lab Internacional S.A.B. de C.V., Class B	5,707,156	6,072,588
#*	Gentera S.A.B. de C.V.	7,212,946	2,528,015
#*	Grupo Aeromexico S.A.B. de C.V.	1,491,769	325,099
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,172,291	9,063,007
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	5,821	581,110
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,135,058	5,390,952
#	Grupo Comercial Chedraui S.A. de C.V.	2,374,381	2,789,938
#*	Grupo GICSA SAB de CV	2,528,781	370,426
#	Grupo Herdez S.A.B. de C.V.	1,730,280	2,635,655
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	618,935	111,244
#*	Grupo Industrial Saltillo S.A.B. de C.V.	1,098,605	788,843
#	Grupo KUO S.A.B. de C.V., Class B	758,658	1,704,126
#	Grupo Lala S.A.B. de C.V.	1,598,237	863,931
#*	Grupo Pochteca S.A.B. de C.V.	561,552	170,320
#*	Grupo Posadas S.A.B. de C.V.	198,900	192,152
*	Grupo Qumma S.A. de C.V., Class B	105,334	0
#	Grupo Rotoplas S.A.B. de C.V.	908,829	607,656
	Grupo Sanborns S.A.B. de C.V.	905,924	795,813
#	Grupo Simec S.A.B. de C.V., Class B	1,059,301	2,220,938
*	Grupo Sports World S.A.B. de C.V.	571,669	314,925
*	Grupo Televisa S.A.B.	264,346	296,476
#*	Grupo Traxion S.A.B. de C.V.	317,143	224,444
#*	Hoteles City Express S.A.B. de C.V.	2,310,267	565,759
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	13,641	489,303
#	Industrias Bachoco S.A.B. de C.V., Class B	1,262,776	3,722,224
#	Industrias CH S.A.B. de C.V., Class B	1,861,142	7,233,825

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	La Comer S.A.B. de C.V.	4,097,496	$6,479,033
	Megacable Holdings S.A.B. de C.V.	2,955,539	8,842,048
*	Minera Frisco S.A.B. de C.V.	1,321,757	145,509
#*	Minera Frisco S.A.B. de C.V., Class A1	2,242,920	403,131
	Nemak S.A.B. de C.V.	3,641,622	852,521
#	Orbia Advance Corp. S.A.B. de C.V.	227,987	361,522
*	Organizacion Cultiba S.A.B. de C.V.	1,205,623	609,719
#	Organizacion Soriana S.A.B. de C.V., Class B	348,965	254,334
*	Promotora y Operadora de Infraestructura S.A.B. de C.V.	760,848	5,577,387
*	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	7,839	38,394
	Qualitas Controladora S.A.B. de C.V.	1,397,467	5,655,801
#*	Regional S.A.B. de C.V.	1,243,825	3,239,366
	Sanluis Corp. SA B	4,642	0
	Sanluis Corp. SA C	4,642	0
	SANLUIS RASSINI A	3,300	0
#*	Telesites S.A.B. de C.V.	9,454,371	7,005,283
#	TV Azteca S.A.B. de C.V.	3,673,800	52,164
*	Unifin Financiera S.A.B. de C.V.	660,150	533,341
*	Vitro S.A.B. de C.V., Class A	873,467	914,481
TOTAL MEXICO			120,754,754
PHILIPPINES — (1.0%)
*	8990 Holdings, Inc.	3,671,200	660,985
	A Soriano Corp.	3,054,411	390,478
*	AC Energy Philippines, Inc.	8,614,000	447,624
	ACR Mining Corp.	48,205	3,292
*	AgriNurture, Inc.	1,481,200	221,536
*	Alliance Global Group, Inc.	9,526,900	1,107,006
	Alsons Consolidated Resources, Inc.	6,120,000	147,583
*	Altus Property Ventures, Inc.	219,402	63,842
*	Apex Mining Co., Inc.	5,876,000	175,728
*	Atlas Consolidated Mining & Development Corp.	1,520,000	83,532
*	AyalaLand Logistics Holdings Corp.	5,392,000	181,474
	Belle Corp.	22,906,400	638,691
	Bloomberry Resorts Corp.	17,229,900	2,223,558
	Cebu Air, Inc.	1,447,740	1,111,114
	Cebu Holdings, Inc.	3,294,900	409,451
*	CEMEX Holdings Philippines, Inc.	22,140,263	401,611
	Century Pacific Food, Inc.	5,201,900	1,534,533
	Century Properties Group, Inc.	10,951,151	80,231
	Chelsea Logistics and Infrastructure Holdings Corp.	364,500	24,682
	China Banking Corp.	7,225,628	2,942,292
	COL Financial Group, Inc.	92,200	39,093
	Cosco Capital, Inc.	14,699,700	1,464,350
	D&L Industries, Inc.	14,701,000	1,378,273
	DMCI Holdings, Inc.	9,182,800	666,226
*	DoubleDragon Properties Corp.	3,815,390	1,242,268
	Eagle Cement Corp.	574,500	115,257
*	East West Banking Corp.	3,697,200	545,306
*	EEI Corp.	1,547,900	157,356
	Emperador, Inc.	5,918,100	1,095,952
*	Empire East Land Holdings, Inc.	5,367,000	27,016
	Filinvest Development Corp.	3,592,622	635,084
	Filinvest Land, Inc.	73,224,577	1,297,799
	First Gen Corp.	80,300	44,151
	First Philippine Holdings Corp.	1,926,860	2,343,887
*	Global Ferronickel Holdings, Inc.	9,847,911	222,052
*	Global-Estate Resorts, Inc.	2,410,000	38,681
	GT Capital Holdings, Inc.	20,190	181,110

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Holcim Philippines, Inc.	2,082,100	$204,004
*	Integrated Micro-Electronics, Inc.	3,675,014	347,497
*	Leisure & Resorts World Corp.	1,026,640	24,612
	Lopez Holdings Corp.	8,974,000	428,128
	LT Group, Inc.	776,900	119,041
*	MacroAsia Corp.	1,806,860	195,734
	Manila Water Co., Inc.	7,255,700	1,894,354
	Max's Group, Inc.	1,148,900	109,299
	Megawide Construction Corp.	4,340,308	606,050
	Megaworld Corp.	479,000	29,307
	METRO PACIFIC Corp. COM	1,827,193	0
	Metro Pacific Investments Corp.	519,000	33,084
	Nickel Asia Corp.	16,192,600	856,873
	Petron Corp.	14,716,800	931,848
	Philex Mining Corp.	5,473,700	358,405
*	Philippine National Bank	2,534,226	1,022,445
*	Philippine National Construction Corp.	173,000	3,235
	Philippine Savings Bank	493,077	481,437
*	Philippine Stock Exchange, Inc. (The)	120,992	379,758
	Philippine Townships, Inc.	318,732	0
	Philtown Properties, Inc.	111,562	0
	Phoenix Petroleum Philippines, Inc.	1,893,180	439,009
*	Pilipinas Shell Petroleum Corp.	1,463,690	520,369
	Premium Leisure Corp.	22,757,000	138,954
	Puregold Price Club, Inc.	2,277,400	2,223,149
*	PXP Energy Corp.	4,168,800	490,274
	RFM Corp.	8,818,068	787,538
	Rizal Commercial Banking Corp.	3,462,952	1,122,594
	Robinsons Land Corp.	12,991,351	4,081,439
	Robinsons Retail Holdings, Inc.	1,641,390	2,059,076
	San Miguel Food and Beverage, Inc.	229,650	303,447
	Security Bank Corp.	257,570	483,715
	Semirara Mining & Power Corp.	3,969,800	805,557
	Shakey's Pizza Asia Ventures, Inc.	274,900	33,130
	SSI Group, Inc.	4,714,000	101,051
	STI Education Systems Holdings, Inc.	4,415,000	26,013
*	Top Frontier Investment Holdings, Inc.	2,580	6,440
	Union Bank of the Philippines	1,467,341	1,580,169
	Vista Land & Lifescapes, Inc.	36,734,600	2,333,884
	Vistamalls, Inc.	589,600	47,573
	Wilcon Depot, Inc.	5,801,800	1,764,153
TOTAL PHILIPPINES			51,715,749
POLAND — (1.1%)
*	11 bit studios SA	2,855	381,119
*	AB SA	2,202	17,253
*	Agora SA	190,598	382,172
#*	Alior Bank SA	288,715	1,129,371
*	Alumetal SA	7,000	70,207
*	Amica SA	24,664	977,876
	Apator SA	69,009	378,491
	Asseco Poland SA	31,284	535,669
#	Bank Handlowy w Warszawie SA	24,735	241,914
*	Bank Millennium SA	316,862	242,374
#*	Bank Ochrony Srodowiska SA	39,255	62,466
*	Benefit Systems SA	415	95,829
#*	Bioton SA	213,670	316,965
*	Boryszew SA	356,266	343,574
	Budimex SA	83,773	5,188,815

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
#	CCC SA	56,300	$834,840
*	CI Games SA	67,015	28,631
#*	Ciech SA	180,436	1,480,354
#	ComArch SA	13,615	793,851
*	Develia SA	1,554,787	799,961
#*	Dom Development SA	10,915	285,942
	Echo Investment SA	22,550	22,654
#*	Enea SA	1,268,753	2,406,608
*	Eurocash SA	441,600	1,850,935
#*	Fabryki Mebli Forte SA	88,173	622,436
#	Famur SA	1,178,516	510,131
	Firma Oponiarska Debica SA	14,630	303,404
#*	Getin Noble Bank SA	2,585,838	157,943
*	Globe Trade Centre SA	516,381	896,857
*	Grupa Azoty SA	106,583	811,598
*	Grupa Azoty Zaklady Chemiczne Police SA	169,353	554,168
#	Grupa Kety SA	74,193	8,640,616
*	Inter Cars SA	41,146	2,177,747
#	Jastrzebska Spolka Weglowa SA	322,248	1,424,406
	Kernel Holding SA	355,326	3,749,778
	KRUK SA	87,962	3,045,092
	Lentex SA	107,400	281,832
#	LiveChat Software SA	5,760	135,652
*	Lubelski Wegiel Bogdanka SA	71,153	377,530
#*	Mabion SA	1,865	12,140
*	Netia SA	694,148	812,580
#	Neuca SA	8,818	1,220,398
	NEWAG SA	522	3,609
*	Orange Polska SA	2,952,337	5,536,210
#	PKP Cargo SA	166,647	576,455
	PlayWay SA	2,687	360,003
	Stalexport Autostrady SA	659,208	519,777
*	Tauron Polska Energia SA	5,651,822	3,912,407
#*	VRG SA	1,263,594	766,804
	Warsaw Stock Exchange	114,859	1,336,360
	Wawel SA	2,250	345,934
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	6,488
*	Zespol Elektrowni Patnow Adamow Konin SA	91,906	230,889
TOTAL POLAND			58,197,115
QATAR — (0.2%)
	Aamal Co.	2,777,965	583,930
	Al Khaleej Takaful Group QSC	635,145	317,124
	Al Khalij Commercial Bank PQSC	279,458	118,744
	Al Meera Consumer Goods Co. QSC	97,955	514,392
	Barwa Real Estate Co.	982,739	852,188
*	Doha Bank QPSC	1,095,593	716,830
*	Gulf International Services QSC	1,111,797	512,512
	Gulf Warehousing Co.	33,360	47,624
*	Mazaya Qatar Real Estate Development QSC	2,146,438	515,145
	Medicare Group	266,954	536,532
	National Leasing	871,258	215,696
*	Qatar First Bank	1,554,826	574,135
	Qatar Gas Transport Co., Ltd.	1,885,973	1,455,350
	Qatar Insurance Co. SAQ	890,779	487,000
	Qatar International Islamic Bank QSC	85,458	192,704
	Qatar National Cement Co. QSC	249,175	250,255
	Qatar Navigation QSC	208,836	341,281
*	Salam International Investment, Ltd. QSC	1,822,782	227,927

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	2,597,657	$821,724
	Vodafone Qatar QSC	1,367,834	479,732
	Widam Food Co.	235,694	436,047
TOTAL QATAR			10,196,872
RUSSIA — (0.4%)
	Etalon Group P.L.C., GDR	440,144	642,610
	Globaltrans Investment P.L.C., GDR	303,128	1,818,768
	LSR Group PJSC, GDR	136,687	259,705
	Magnitogorsk Iron & Steel Works PJSC, GDR	65,071	456,798
*	Mail.Ru Group, Ltd., GDR	241,967	6,400,027
*	Mechel PJSC, Sponsored ADR	94,871	161,281
	PhosAgro PJSC, GDR	315,428	3,728,359
	QIWI P.L.C., Sponsored ADR	87,522	1,690,050
	Ros Agro P.L.C., GDR	41,697	401,125
	Rostelecom PJSC, Sponsored ADR	161,737	1,163,698
	RusHydro PJSC, ADR	826,374	813,565
	VEON, Ltd., ADR	1,747,866	2,953,894
TOTAL RUSSIA			20,489,880
SAUDI ARABIA — (0.6%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	42,732	160,945
	Al Babtain Power & Telecommunication Co.	14,937	95,522
	Al Etihad Cooperative Insurance Co.	8,500	36,276
*	Al Hassan Ghazi Ibrahim Shaker Co.	27,998	88,455
	Al Jouf Agricultural Development Co.	42,476	330,339
*	Al Jouf Cement Co.	223,614	545,549
	Al Khaleej Training and Education Co.	16,456	66,521
*	Al Rajhi Co. for Co-operative Insurance	9,053	176,418
*	Al Yamamah Steel Industries Co.	69,971	353,862
*	AlAbdullatif Industrial Investment Co.	24,661	70,686
	Alandalus Property Co.	64,593	272,164
	Aldrees Petroleum and Transport Services Co.	27,165	427,104
*	AlJazira Takaful Ta'awuni Co.	10,904	52,243
	Arabian Cement Co.	65,728	522,162
	Arabian Pipes Co.	57,224	189,217
*	Arabian Shield Cooperative Insurance Co.	24,725	112,323
	Arriyadh Development Co.	73,975	300,190
*	Aseer Trading Tourism & Manufacturing Co.	86,674	258,257
*	Astra Industrial Group	50,307	272,245
*	AXA Cooperative Insurance Co.	4,413	45,682
*	Basic Chemical Industries, Ltd.	5,210	33,762
*	Bawan Co.	31,695	115,754
*	City Cement Co.	250,399	1,159,096
	Dallah Healthcare Co.	23,313	335,168
*	Dar Al Arkan Real Estate Development Co.	1,916,652	3,704,495
	Dur Hospitality Co.	26,023	180,980
	Eastern Province Cement Co.	40,170	367,522
*	Electrical Industries Co.	18,361	74,957
*	Emaar Economic City	352,835	668,459
*	Fawaz Abdulaziz Al Hokair & Co.	101,458	515,820
	Fitaihi Holding Group	26,313	79,446
*	Hail Cement Co.	153,844	546,748
	Herfy Food Services Co.	23,069	273,732
*	Jazan Energy and Development Co.	86,300	293,788
	Leejam Sports Co. JSC	51,797	790,806
*	Methanol Chemicals Co.	207,080	413,738
*	Middle East Paper Co.	31,285	121,999

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mobile Telecommunications Co. Saudi Arabia	554,024	$1,676,103
*	Najran Cement Co.	112,427	356,047
*	Nama Chemicals Co.	34,143	181,335
*	National Agriculture Development Co. (The)	135,033	1,080,264
*	National Co., for Glass Manufacturing (The)	21,596	123,155
	National Gas & Industrialization Co.	17,356	132,014
	National Gypsum	28,033	126,238
*	National Industrialization Co.	453,088	1,251,945
	National Medical Care Co.	36,683	446,462
*	National Metal Manufacturing & Casting Co.	37,438	163,547
*	Northern Region Cement Co.	92,652	249,246
	Qassim Cement Co. (The)	30,824	549,318
*	Red Sea International Co.	6,940	28,076
	Saudi Airlines Catering Co.	58,814	1,290,973
	Saudi Automotive Services Co.	9,200	64,270
	Saudi Cement Co.	73,477	1,101,025
*	Saudi Ceramic Co.	49,322	497,434
*	Saudi Chemical Co., Holding.	63,234	418,098
	Saudi Co. For Hardware CJSC	25,357	308,433
	Saudi Ground Services Co.	68,213	531,176
	Saudi Industrial Investment Group	62,598	306,227
	Saudi Industrial Services Co.	67,827	391,129
*	Saudi Marketing Co.	50,977	340,490
*	Saudi Printing & Packaging Co.	24,306	94,317
*	Saudi Public Transport Co.	74,836	309,603
*	Saudi Re for Cooperative Reinsurance Co.	21,185	51,299
*	Saudi Real Estate Co.	26,437	93,931
*	Saudi Research & Marketing Group	32,902	517,320
	Saudia Dairy & Foodstuff Co.	3,184	149,559
	Seera Group Holding	456,123	2,015,493
	Southern Province Cement Co.	38,442	672,768
*	Tabuk Cement Co.	99,478	354,257
*	Takween Advanced Industries Co.	42,086	89,251
	Umm Al-Qura Cement Co.	67,155	434,625
	United Electronics Co.	49,897	758,707
	United International Transportation Co.	12,099	104,884
	Yamama Cement Co.	97,847	625,109
	Yanbu Cement Co.	118,940	992,157
*	Zamil Industrial Investment Co.	36,979	160,453
TOTAL SAUDI ARABIA			33,089,168
SOUTH AFRICA — (4.7%)
	Adcock Ingram Holdings, Ltd.	174,754	448,585
	Adcorp Holdings, Ltd.	842,679	138,034
	Advtech, Ltd.	3,402,728	1,476,657
	AECI, Ltd.	885,257	4,473,211
	African Oxygen, Ltd.	761,164	776,457
	African Rainbow Minerals, Ltd.	587,334	6,705,589
	Afrimat, Ltd.	298,370	592,908
	Alexander Forbes Group Holdings, Ltd.	5,263,172	998,195
#	Allied Electronics Corp., Ltd., Class A	948,720	1,114,514
	Alviva Holdings, Ltd.	810,818	262,235
	Astral Foods, Ltd.	270,271	2,175,309
	AVI, Ltd.	1,432,569	5,905,563
	Barloworld, Ltd.	1,570,146	6,056,302
*	Blue Label Telecoms, Ltd.	2,564,938	412,208
#*	Brait SE	5,050,873	816,132
	Cashbuild, Ltd.	137,566	1,282,784
	Caxton and CTP Publishers and Printers, Ltd.	323,754	76,560

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	City Lodge Hotels, Ltd.	110,626	$103,506
	Clicks Group, Ltd.	749,305	9,999,628
	Coronation Fund Managers, Ltd.	1,129,239	2,592,274
#	Curro Holdings, Ltd.	719,227	373,959
	DataTec, Ltd.	2,210,206	2,917,670
#	Dis-Chem Pharmacies, Ltd.	1,267,308	1,279,840
	Distell Group Holdings, Ltd.	272,261	1,082,646
#	DRDGOLD, Ltd.	1,451,771	2,160,148
*	enX Group, Ltd.	110,754	32,487
	Evraz Highveld Steel And Vanad	63,001	0
	Famous Brands, Ltd.	473,993	1,167,138
#	Foschini Group, Ltd. (The)	736,686	3,022,527
	Gold Fields, Ltd.	930,701	12,307,683
	Gold Fields, Ltd., Sponsored ADR	1,768,933	23,155,333
*	Grand Parade Investments, Ltd.	2,151,199	259,947
*	Grindrod Shipping Holdings, Ltd.	69,267	212,560
	Grindrod, Ltd.	3,622,564	779,839
#*	Harmony Gold Mining Co., Ltd.	830,149	5,362,069
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	2,113,417	13,631,540
	Hudaco Industries, Ltd.	184,755	761,493
	Impala Platinum Holdings, Ltd.	2,173,717	19,404,817
	Imperial Logistics, Ltd.	713,588	1,388,293
	Investec, Ltd.	11,097	21,723
	Italtile, Ltd.	812,713	468,710
*	JCI, Ltd.	3,131,151	0
	JSE, Ltd.	592,273	4,019,107
	KAP Industrial Holdings, Ltd.	11,456,910	1,733,121
	Lewis Group, Ltd.	721,084	588,973
	Liberty Holdings, Ltd.	800,549	3,243,227
	Life Healthcare Group Holdings, Ltd.	5,633,736	5,749,038
*	Long4Life, Ltd.	3,066,286	555,769
#*	Massmart Holdings, Ltd.	496,926	570,632
	Merafe Resources, Ltd.	3,764,710	99,668
*	Metair Investments, Ltd.	1,167,062	1,238,178
	MiX Telematics, Ltd.	37,895	15,546
	MiX Telematics, Ltd., Sponsored ADR	27,358	277,957
	Momentum Metropolitan Holdings	6,780,075	6,596,688
#*	Motus Holdings Ltd.	498,857	825,608
	Mpact, Ltd.	1,437,844	668,321
	Murray & Roberts Holdings, Ltd.	3,765,862	1,270,919
*	Nampak, Ltd.	3,685,062	253,130
*	Net 1 UEPS Technologies, Inc.	776	2,245
	Netcare, Ltd.	4,124,868	3,284,251
*	Northam Platinum, Ltd.	1,198,645	9,461,633
	Oceana Group, Ltd.	316,395	1,329,839
*	Omnia Holdings, Ltd.	1,488,780	2,373,785
	Pepkor Holdings, Ltd.	465,121	271,084
*	Peregrine Holdings, Ltd.	1,739,054	2,050,232
	Pick n Pay Stores, Ltd.	1,465,473	3,836,874
*	PPC, Ltd.	9,945,576	451,479
	PSG Group, Ltd.	61,930	554,078
	PSG Konsult, Ltd.	744,984	306,270
	Raubex Group, Ltd.	1,358,440	2,007,673
	RCL Foods, Ltd.	716,485	385,919
	Reunert, Ltd.	1,082,914	1,970,443
#	RFG Holdings, Ltd.	633,095	502,972
#*	Royal Bafokeng Platinum, Ltd.	687,449	2,032,400
	Santam, Ltd.	231,199	3,582,836
*	Sappi, Ltd.	1,381,096	1,981,929

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Sibanye Stillwater, Ltd.	7,810,009	$22,092,895
	SPAR Group, Ltd. (The)	936,553	9,022,753
	Spur Corp., Ltd.	330,941	314,535
#*	Sun International, Ltd.	875,099	498,117
*	Super Group, Ltd.	2,581,597	2,859,946
	Telkom SA SOC, Ltd.	1,176,686	2,006,211
	Tiger Brands, Ltd.	25,160	259,093
#*	Tongaat Hulett, Ltd.	669,167	177,773
	Transaction Capital, Ltd.	1,733,025	1,852,275
	Trencor, Ltd.	968,661	284,051
	Truworths International, Ltd.	1,709,846	3,277,180
	Tsogo Sun Gaming, Ltd.	2,961,639	557,527
*	Tsogo Sun Hotels, Ltd.	92,144	9,728
	Wilson Bayly Holmes-Ovcon, Ltd.	435,781	2,850,764
	Woolworths Holdings, Ltd.	942,177	1,742,572
TOTAL SOUTH AFRICA			248,094,317
SOUTH KOREA — (15.1%)
#*	3S Korea Co., Ltd.	251,524	519,222
#	ABco Electronics Co., Ltd.	54,992	285,103
*	Able C&C Co., Ltd.	43,948	308,093
#	ABOV Semiconductor Co., Ltd.	57,340	510,155
#*	Abpro Bio Co., Ltd.	630,240	426,737
*	Ace Technologies Corp.	22,335	359,835
*	Actoz Soft Co., Ltd.	26,888	263,837
*	ADTechnology Co., Ltd.	48,621	1,353,246
#*	Advanced Cosmeceutical Technology Co., Ltd.	97,584	68,802
#*	Advanced Digital Chips, Inc.	143,496	86,343
	Advanced Nano Products Co., Ltd.	39,732	1,018,277
#	Advanced Process Systems Corp.	66,690	1,490,465
	Aekyung Petrochemical Co., Ltd.	71,889	411,731
*	AeroSpace Technology of Korea, Inc.	16,794	57,547
	AfreecaTV Co., Ltd.	45,792	2,424,937
#*	Agabang&Company	142,152	350,908
	Ahn-Gook Pharmaceutical Co., Ltd.	41,958	493,197
	Ahnlab, Inc.	36,245	1,795,909
	AJ Networks Co., Ltd.	85,907	230,296
#*	Ajin Industrial Co., Ltd.	102,112	229,549
	Aju Capital Co., Ltd.	3,557	34,223
	AK Holdings, Inc.	29,897	454,432
*	Alpha Holdings, Inc.	8,313	33,718
#*	ALUKO Co., Ltd.	233,226	396,838
*	Amicogen, Inc.	15,023	474,520
*	Aminologics Co., Ltd.	376,643	789,864
#*	Amotech Co., Ltd.	45,947	1,296,845
*	Anam Electronics Co., Ltd.	228,729	328,434
*	Ananti, Inc.	252,759	2,215,437
#	Anapass, Inc.	48,961	896,086
*	Apact Co., Ltd.	71,606	440,512
*	Aprogen Healthcare & Games, Inc.	348,018	259,917
*	Aprogen KIC, Inc.	115,172	261,828
#*	Aprogen pharmaceuticals, Inc.	861,356	1,111,448
#*	APS Holdings Corp.	83,009	600,695
*	Arion Technology, Inc.	51,658	8,943
#	Asia Cement Co., Ltd.	10,151	504,574
	ASIA Holdings Co., Ltd.	5,419	339,251
	Asia Paper Manufacturing Co., Ltd.	28,578	692,607
*	Asiana Airlines, Inc.	374,980	1,289,233
#	Atec Co., Ltd.	15,058	361,461

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	A-Tech Solution Co., Ltd.	10,226	$79,827
#	Atinum Investment Co., Ltd.	223,310	353,702
	AUK Corp.	156,528	333,444
	Aurora World Corp.	38,164	294,670
	Austem Co., Ltd.	53,159	108,285
#	Autech Corp.	107,090	1,087,493
#	Avaco Co., Ltd.	70,386	426,533
	Avatec Co., Ltd.	5,446	39,149
#	Baiksan Co., Ltd.	57,960	248,921
#*	Barun Electronics Co., Ltd.	10,909	35,882
#*	Barunson Entertainment & Arts Corp.	180,998	259,762
#	Bcworld Pharm Co., Ltd.	38,913	628,550
	BGF Co., Ltd.	172,418	609,643
#*	BH Co., Ltd.	135,604	2,668,675
*	Binex Co., Ltd.	173,116	3,218,070
	Binggrae Co., Ltd.	35,340	1,807,085
*	Biolog Device Co., Ltd.	126,061	191,369
	BioSmart Co., Ltd.	104,175	759,676
*	Biotoxtech Co., Ltd.	61,107	549,885
	BIT Computer Co., Ltd.	81,820	806,114
	Bixolon Co., Ltd.	63,757	244,806
*	Bluecom Co., Ltd.	53,146	374,818
#	Boditech Med, Inc.	116,473	2,065,497
*	Bohae Brewery Co., Ltd.	576,129	429,344
	BoKwang Industry Co., Ltd.	76,420	467,988
#	Bolak Co., Ltd.	209,708	336,828
	Bookook Securities Co., Ltd.	14,493	231,182
	Boryung Pharmaceutical Co., Ltd.	124,100	1,718,686
#*	Bosung Power Technology Co., Ltd.	271,436	424,190
#*	Brain Contents Co., Ltd.	661,284	338,953
	Bubang Co., Ltd.	155,379	280,702
	Bukwang Pharmaceutical Co., Ltd.	639	19,877
	Busan City Gas Co., Ltd.	8,953	274,066
	BYC Co., Ltd.	1,007	173,605
#*	BYON Co., Ltd.	349,801	295,541
*	Byucksan Corp.	262,613	392,889
*	Cafe24 Corp.	5,709	251,697
#*	CammSys Corp.	340,736	923,805
*	Capro Corp.	221,386	482,662
#	Caregen Co., Ltd.	27,611	1,601,648
	Cell Biotech Co., Ltd.	33,623	504,915
#	Changhae Ethanol Co., Ltd.	27,873	322,351
*	Charm Engineering Co., Ltd.	241,967	280,843
*	Cheil Bio Co., Ltd.	11,457	78,192
#	Chemtronics Co., Ltd.	71,610	957,517
#	Cheryong Electric Co., Ltd.	69,519	327,639
#*	ChinHung International, Inc.	166,331	348,261
	Chinyang Holdings Corp.	135,083	270,836
#*	Choa Pharmaceutical Co.	127,356	537,669
*	Chokwang Leather Co., Ltd.	607	26,222
	Chokwang Paint, Ltd.	20,012	92,392
	Chong Kun Dang Pharmaceutical Corp.	62,723	7,121,907
	Chongkundang Holdings Corp.	14,661	1,524,335
#	Choong Ang Vaccine Laboratory	41,559	606,509
#*	Chorokbaem Media Co., Ltd.	344,008	445,963
	Chosun Refractories Co., Ltd.	7,263	445,208
	Chunbo Co., Ltd.	3,152	326,858
#	Chungdahm Learning, Inc.	30,605	538,252
#*	CJ CGV Co., Ltd.	107,706	1,781,487

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	CJ Freshway Corp.	35,509	$452,559
#*	CJ Seafood Corp.	108,137	326,679
	CKD Bio Corp.	24,563	816,727
	Classys, Inc.	19,199	234,422
#	Clean & Science Co., Ltd.	29,541	928,815
	CLIO Cosmetics Co., Ltd.	33,489	504,285
*	CMG Pharmaceutical Co., Ltd.	588,241	2,159,661
*	CODI-M Co., Ltd.	994,945	211,067
	Com2uSCorp	31,919	3,231,826
	Commax Co., Ltd.	61,101	281,190
#*	Coreana Cosmetics Co., Ltd.	172,532	747,444
*	CORESTEM, Inc.	22,616	405,946
	Cosmax BTI, Inc.	19,345	358,201
#*	COSMAX NBT Inc.	72,519	497,961
	Cosmax, Inc.	44,693	3,490,311
#*	Cosmecca Korea Co., Ltd.	23,478	275,795
*	CosmoAM&T Co., Ltd.	113,486	1,416,520
#*	Cosmochemical Co., Ltd.	100,233	747,050
*	COSON Co., Ltd.	100,584	391,928
	COWELL FASHION Co., Ltd.	139,522	737,661
*	Creative & Innovative System	257,552	1,228,057
	Crown Confectionery Co., Ltd.	31,752	228,963
	CROWNHAITAI Holdings Co., Ltd.	36,017	252,264
	CS Wind Corp.	34,613	2,311,488
#*	CTC BIO, Inc.	153,373	1,151,738
#	Cuckoo Holdings Co., Ltd.	8,821	594,252
	Cuckoo Homesys Co., Ltd.	38,570	1,162,906
#*	Curo Co., Ltd.	697,107	381,062
	Cymechs, Inc.	40,521	472,560
	D.I Corp.	134,400	478,138
#*	DA Technology Co., Ltd.	303,365	337,098
	Dae Dong Industrial Co., Ltd.	89,084	578,282
	Dae Han Flour Mills Co., Ltd.	6,559	913,367
	Dae Hwa Pharmaceutical Co., Ltd.	72,540	787,570
	Dae Hyun Co., Ltd.	153,733	231,542
	Dae Won Chemical Co., Ltd.	165,749	249,416
	Dae Won Kang Up Co., Ltd.	165,207	427,119
#*	Dae Young Packaging Co., Ltd.	357,184	318,402
#	Daea TI Co., Ltd.	325,257	1,938,817
#	Daebongls Co., Ltd.	45,311	478,659
#	Daechang Co., Ltd.	314,932	313,737
	Daechang Forging Co., Ltd.	9,029	200,567
	Daeduck Co., Ltd.	64,469	371,767
*	Daeduck Electronics Co., Ltd.	99,329	1,167,203
#*	Daehan New Pharm Co., Ltd.	64,878	678,829
	Daehan Steel Co., Ltd.	67,836	366,781
*	Dae-Il Corp.	8,506	12,246
#*	Daejoo Electronic Materials Co., Ltd.	59,472	2,127,467
	Daekyo Co., Ltd.	144,355	486,386
	Daelim B&Co Co., Ltd.	61,202	262,774
	Daelim Construction Co., Ltd.	26,871	617,868
*	Daemyung Sonoseason Co., Ltd.	382,145	355,253
	Daeryuk Can Co., Ltd.	12,389	49,506
	Daesang Corp.	124,732	2,673,110
#	Daesang Holdings Co., Ltd.	78,837	555,818
	Daesung Energy Co., Ltd.	37,543	155,246
	Daesung Holdings Co., Ltd.	26,734	328,154
#*	Daesung Industrial Co., Ltd.	83,195	230,390
#*	Daewon Cable Co., Ltd.	299,648	259,384

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Daewon Media Co., Ltd.	51,498	$267,994
#	Daewon Pharmaceutical Co., Ltd.	76,151	1,359,285
#	Daewon San Up Co., Ltd.	74,920	311,922
#*	Daewoo Electronic Components Co., Ltd.	219,480	438,148
*	Daewoo Engineering & Construction Co., Ltd.	61,120	179,362
*	Dahaam E-Tec Co., Ltd.	2,100	38,778
	Daihan Pharmaceutical Co., Ltd.	27,048	677,944
	Daishin Securities Co., Ltd.	218,421	1,902,028
*	Daiyang Metal Co., Ltd.	2,014	6,865
#*	Danal Co., Ltd.	296,514	950,519
#	Danawa Co., Ltd.	41,387	953,690
	Daou Data Corp.	88,302	1,083,656
	Daou Technology, Inc.	161,746	2,827,678
*	Dasan Networks, Inc.	146,530	1,407,633
#	Dawonsys Co., Ltd.	111,447	1,904,016
#*	Dayou Automotive Seat Technology Co., Ltd.	333,554	188,267
*	Dayou Plus Co., Ltd.	417,611	221,570
	DB Financial Investment Co., Ltd.	185,487	555,170
#	DB HiTek Co., Ltd.	181,092	5,231,681
*	DB, Inc.	731,275	445,141
	DCM Corp.	29,214	267,116
*	Dentium Co., Ltd.	41,507	1,431,072
#*	Deutsch Motors, Inc.	121,159	684,301
#*	Development Advance Solution Co., Ltd.	56,761	227,553
*	Dexter Studios Co., Ltd.	7,066	34,490
	DGB Financial Group, Inc.	644,591	2,793,218
	DHP Korea Co., Ltd.	62,988	421,991
	DI Dong Il Corp.	7,397	453,902
	Digital Chosun Co., Ltd.	183,547	498,653
#	Digital Daesung Co., Ltd.	65,314	334,435
#	Digital Power Communications Co., Ltd.	162,111	2,345,887
*	DIO Corp.	59,048	1,305,840
	Display Tech Co., Ltd.	52,616	146,843
	DMS Co., Ltd.	122,487	669,262
#*	DNF Co., Ltd.	50,037	677,702
#	Dohwa Engineering Co., Ltd.	60,443	401,532
	Dong A Eltek Co., Ltd.	24,684	149,620
	Dong Ah Tire & Rubber Co., Ltd.	38,282	340,169
	Dong-A Socio Holdings Co., Ltd.	20,129	1,682,811
	Dong-A ST Co., Ltd.	31,828	2,476,018
#	Dong-Ah Geological Engineering Co., Ltd.	60,361	817,891
#*	Dongbang Transport Logistics Co., Ltd.	25,627	41,141
	Dongbu Corp.	53,624	504,331
	Dongil Industries Co., Ltd.	6,888	400,616
	Dongjin Semichem Co., Ltd.	189,277	5,045,756
	DongKook Pharmaceutical Co., Ltd.	29,174	3,597,367
	Dongkuk Industries Co., Ltd.	229,638	673,281
*	Dongkuk Steel Mill Co., Ltd.	386,621	1,974,886
	Dongkuk Structures & Construction Co., Ltd.	196,859	1,172,473
	Dongsung Chemical Co., Ltd.	12,769	173,332
	DONGSUNG Corp.	174,609	577,827
	Dongsung Finetec Co., Ltd.	100,223	843,816
	Dongwha Enterprise Co., Ltd.	26,074	1,088,299
#	Dongwha Pharm Co., Ltd.	109,165	2,243,912
	Dongwon Development Co., Ltd.	313,706	951,716
#	Dongwon F&B Co., Ltd.	6,957	1,060,558
	Dongwon Industries Co., Ltd.	9,347	1,477,047
	Dongwon Systems Corp.	31,409	558,777
*	Dongwoo Farm To Table Co., Ltd.	75,970	211,267

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongyang E&P, Inc.	31,077	$394,717
#*	Dongyang Steel Pipe Co., Ltd.	593,184	514,584
	Doosan Co., Ltd.	21,471	857,712
*	Doosan Heavy Industries & Construction Co., Ltd.	755,146	6,660,251
#*	Doosan Infracore Co., Ltd.	489,348	2,929,754
	DoubleUGames Co., Ltd.	41,843	2,677,009
	DRB Holding Co., Ltd.	20,458	115,119
#*	Dreamus Co.	106,691	443,817
	Drgem Corp.	2,230	39,066
#*	DRTECH Corp.	175,505	238,656
*	DSK Co., Ltd.	6,892	44,450
	DTR Automotive Corp.	26,721	542,050
*	Duk San Neolux Co., Ltd.	56,637	1,663,876
	DY Corp.	88,627	303,726
	DY POWER Corp.	44,353	419,627
	e Tec E&C, Ltd.	7,809	461,634
	E1 Corp.	24,810	792,497
	Eagon Holdings Co., Ltd.	7,939	17,561
	Eagon Industrial, Ltd.	17,740	114,476
#*	Easy Bio, Inc.	12,045	530,789
#	Easy Holdings Co., Ltd.	233,098	945,130
	EBEST Investment & Securities Co., Ltd.	14,685	62,304
	Echo Marketing, Inc.	5,656	226,633
*	EcoBio Holdings Co., Ltd.	47,380	340,154
	Ecopro Co., Ltd.	107,131	3,279,199
	e-Credible Co., Ltd.	22,052	437,935
#	Eehwa Construction Co., Ltd.	87,246	348,259
#*	EG Corp.	35,757	267,069
#*	Ehwa Technologies Information Co., Ltd.	3,915,868	490,474
#	Elcomtec Co., Ltd.	135,002	221,144
#	Elentec Co., Ltd.	76,987	391,113
#*	EMKOREA Co., Ltd.	181,296	737,597
#*	EM-Tech Co., Ltd.	70,897	755,170
#*	EMW Co., Ltd.	204,411	89,432
*	Enex Co., Ltd.	124,656	121,706
#	ENF Technology Co., Ltd.	53,064	2,144,489
	Eo Technics Co., Ltd.	49,839	4,662,972
	Estechpharma Co., Ltd.	66,182	663,506
*	ESTsoft Corp.	31,344	172,659
#*	E-TRON Co., Ltd.	1,491,477	212,000
*	Eubiologics Co., Ltd.	17,258	304,057
	Eugene Corp.	275,292	937,858
	Eugene Investment & Securities Co., Ltd.	434,227	1,396,064
#	Eugene Technology Co., Ltd.	66,860	1,901,584
*	Eusu Holdings Co., Ltd.	92,188	444,519
*	Ewon Comfortech Co., Ltd.	2,779	12,370
#*	Exem Co., Ltd.	152,435	503,909
#	Ezwel Co., Ltd.	45,722	504,101
	F&F Co., Ltd.	5,196	357,273
	Farmsco	88,719	464,478
	FarmStory Co., Ltd.	223,787	225,320
#*	Feelux Co., Ltd.	283,759	1,032,574
	Fine Semitech Corp.	39,942	923,688
#*	Firstec Co., Ltd.	163,256	315,332
*	FNC Entertainment Co., Ltd.	3,147	16,147
#	Foosung Co., Ltd.	274,319	1,899,404
#*	Fourth-Link, Inc.	52,309	12,019
	Fursys, Inc.	16,042	387,360
*	Futurestream Networks Co., Ltd.	16,175	14,271

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Gabia, Inc.	44,165	$618,746
#*	GAEASOFT	14,151	152,832
*	Galaxia Communications Co., Ltd.	63,004	294,025
*	Gamevil, Inc.	25,613	721,824
	Gaon Cable Co., Ltd.	13,249	184,799
	Gemvaxlink Co., Ltd.	315,573	392,075
*	Genie Music Corp.	196,662	586,135
	Geumhwa PSC Co., Ltd.	6,842	142,323
*	Gigalane Co., Ltd.	145,427	132,905
*	Globon Co., Ltd.	29,365	88,703
	GMB Korea Corp.	35,866	147,165
#*	GNCO Co., Ltd.	477,083	506,108
	GOLFZON Co., Ltd.	16,204	1,038,045
	Golfzon Newdin Holdings Co., Ltd.	143,201	778,638
#*	Good People Co., Ltd.	318,846	532,699
	Grand Korea Leisure Co., Ltd.	82,487	883,950
	Green Cross Cell Corp.	32,860	1,164,896
	Green Cross Holdings Corp.	79,061	1,758,408
*	Green Cross Medical Science Corp.	11,604	109,192
*	Green Non-Life Insurance Co., Ltd.	22,357	0
*	GS Global Corp.	270,631	384,830
	GS Home Shopping, Inc.	21,149	1,883,918
	Gunjang Energy Co., Ltd.	17,094	414,377
	Gwangju Shinsegae Co., Ltd.	3,808	441,512
#*	GY Commerce Co., Ltd.	149,142	52,811
	Hae In Corp.	4,066	17,002
#	HAESUNG DS Co., Ltd.	54,230	944,544
	Haesung Industrial Co., Ltd.	43,805	458,905
	Haimarrow Food Service Co., Ltd.	194,879	386,078
	Haitai Confectionery & Foods Co., Ltd.	51,240	360,214
*	Halla Corp.	108,814	318,407
	Halla Holdings Corp.	49,088	1,203,146
#*	Han Chang Corp.	122,636	195,272
#	Han Kuk Carbon Co., Ltd.	157,738	1,108,430
	Hana Micron, Inc.	153,881	717,316
#	Hana Tour Service, Inc.	49,379	1,567,362
	HanChang Paper Co., Ltd.	14,488	24,236
*	Hancom MDS, Inc.	28,657	302,654
*	Hancom, Inc.	96,376	1,371,812
	Handok, Inc.	51,132	1,507,210
	Handsome Co., Ltd.	84,631	2,156,635
#	Hanil Holdings Co., Ltd.	12,939	479,637
	Hanil Hyundai Cement Co., Ltd.	16,083	381,960
#*	Hanjin Heavy Industries & Construction Co., Ltd.	195,140	1,084,961
	Hanjin Transportation Co., Ltd.	41,705	1,798,879
	Hankook AtlasBX Co., Ltd.	1,212	46,601
*	Hankook Corp., Inc.	9,559	1,697
#	Hankook Cosmetics Manufacturing Co., Ltd.	12,582	447,432
	Hankook Shell Oil Co., Ltd.	3,943	778,856
	Hankook Synthetics Inc.	550	0
	Hanla IMS Co., Ltd.	15,971	72,155
	Hanmi Semiconductor Co., Ltd.	132,343	1,324,644
	HanmiGlobal Co., Ltd.	42,019	326,117
#	Hans Biomed Corp.	47,257	791,853
	Hansae Co., Ltd.	115,696	1,030,998
	Hansae Yes24 Holdings Co., Ltd.	71,502	236,160
#	Hanshin Construction	50,274	599,852
	Hanshin Machinery Co.	91,006	103,438
	Hansol Chemical Co., Ltd.	50,585	6,437,183

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hansol Holdings Co., Ltd.	350,637	$962,782
#*	Hansol HomeDeco Co., Ltd.	413,807	389,135
	Hansol Paper Co., Ltd.	109,518	1,266,677
*	Hansol Technics Co., Ltd.	137,939	1,079,685
*	Hanwha Aerospace Co., Ltd.	17,405	356,384
*	Hanwha General Insurance Co., Ltd.	347,421	825,216
*	Hanwha Investment & Securities Co., Ltd.	739,181	1,096,972
	Hanwha Life Insurance Co., Ltd.	202,295	249,234
	Hanyang Eng Co., Ltd.	66,021	603,932
	Hanyang Securities Co., Ltd.	41,592	288,801
*	Harim Co., Ltd.	276,387	649,438
	Harim Holdings Co., Ltd.	183,271	1,027,733
#	HB Technology Co., Ltd.	306,331	592,353
	HDC Holdings Co., Ltd.	192,324	1,570,330
	HDC Hyundai Development Co. Engineering & Construction, Class E	103,857	1,895,657
	HDC Hyundai Engineering Plastics Co., Ltd.	76,667	265,588
#	HDC I-Controls Co., Ltd.	33,142	228,240
#*	Heung-A Shipping Co., Ltd.	729,772	118,525
*	Heungkuk Fire & Marine Insurance Co., Ltd.	326,723	607,807
*	HFR, Inc.	6,434	185,337
	High Tech Pharm Co., Ltd.	9,245	80,132
#	Hitejinro Holdings Co., Ltd.	41,140	738,788
#*	HJ Magnolia Yongpyong Hotel & Resort Corp.	162,717	615,480
#*	HLB Life Science Co., Ltd.	107,649	1,511,280
#	HLscience Co., Ltd.	2,994	142,454
*	HMM Co., Ltd	978,711	4,844,425
*	HNT Electronics Co., Ltd.	55,565	67,159
*	Home Center Holdings Co., Ltd.	356,894	443,953
#*	Homecast Co., Ltd.	188,471	565,324
	HS Industries Co., Ltd.	237,511	1,380,856
	HS R&A Co., Ltd.	205,046	318,234
*	HSD Engine Co., Ltd.	115,126	455,945
#*	Huayi Brothers Korea Co., Ltd.	29,821	74,968
	Huchems Fine Chemical Corp.	112,924	1,579,554
*	Humax Co., Ltd.	42,751	157,981
	Humedix Co., Ltd.	29,564	708,267
*	Huneed Technologies	55,366	322,973
	Huons Co., Ltd.	33,178	1,679,995
	Huons Global Co., Ltd.	40,491	1,104,336
#	Huvis Corp.	91,586	508,373
	Huvitz Co., Ltd.	61,778	358,706
	Hwa Shin Co., Ltd.	48,675	92,194
	Hwacheon Machine Tool Co., Ltd.	6,481	173,434
#	Hwail Pharm Co., Ltd.	53,363	597,089
	Hwangkum Steel & Technology Co., Ltd.	44,516	229,585
	Hwaseung Enterprise Co., Ltd.	71,812	675,130
	HwaSung Industrial Co., Ltd.	58,694	574,171
	Hy-Lok Corp.	56,410	624,168
*	Hyosung Advanced Materials Corp.	4,480	498,923
	Hyosung Chemical Corp.	3,102	279,618
*	Hyosung Heavy Industries Corp.	1,710	62,476
	Hyosung TNC Co., Ltd.	3,095	295,594
#	HyosungITX Co., Ltd.	18,151	416,461
#*	Hyulim ROBOT Co., Ltd.	303,281	195,584
#*	Hyundai Bioscience Co., Ltd.	186,501	1,950,745
#	Hyundai BNG Steel Co., Ltd.	56,048	352,951
*	Hyundai Construction Equipment Co., Ltd.	76,009	1,456,547
	Hyundai Corp Holdings, Inc.	31,669	266,468
#	Hyundai Corp.	49,959	622,004

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Department Store Co., Ltd.	8,280	$415,423
*	Hyundai Electric & Energy System Co., Ltd.	50,960	534,266
	Hyundai Greenfood Co., Ltd.	292,739	1,942,260
	Hyundai Home Shopping Network Corp.	38,666	1,967,875
	Hyundai Hy Communications & Networks Co., Ltd.	232,295	775,437
	Hyundai Livart Furniture Co., Ltd.	73,221	1,175,530
	Hyundai Mipo Dockyard Co., Ltd.	11,407	299,671
	Hyundai Motor Securities Co., Ltd.	100,252	786,148
#	Hyundai Pharmaceutical Co., Ltd.	96,966	492,327
#*	Hyundai Rotem Co., Ltd.	67,663	1,027,767
	Hyundai Telecommunication Co., Ltd.	8,282	49,045
	Hyundai Wia Corp.	105,985	3,391,178
#	HyVision System, Inc.	58,211	583,587
	I&C Technology Co., Ltd.	56,987	217,680
#	i3system, Inc.	32,037	657,850
*	iA, Inc.	1,230,523	460,834
#	ICD Co., Ltd.	75,843	994,869
*	Icure Pharm, Inc.	1,675	62,261
	IDIS Holdings Co., Ltd.	1,320	15,524
#*	IHQ, Inc.	413,977	515,654
*	Il Dong Pharmaceutical Co., Ltd.	79,541	1,067,702
#	Iljin Diamond Co., Ltd.	38,246	1,792,285
*	Iljin Display Co., Ltd.	85,380	248,715
*	Iljin Electric Co., Ltd.	101,256	242,626
#	Iljin Holdings Co., Ltd.	137,437	562,368
#	Ilshin Spinning Co., Ltd.	9,134	520,126
#*	Ilshin Stone Co., Ltd.	256,307	518,566
#	ilShinbiobase Co., Ltd.	195,930	575,095
#	Ilsung Pharmaceuticals Co., Ltd.	4,137	288,338
	Ilyang Pharmaceutical Co., Ltd.	75,501	5,350,688
	iMarketKorea, Inc.	109,304	780,976
	InBody Co., Ltd.	61,922	868,507
#*	INCON Co., Ltd.	158,451	118,003
#*	Incross Co., Ltd.	21,432	707,097
#*	Infinitt Healthcare Co., Ltd.	85,520	501,363
	INITECH Co., Ltd.	34,978	131,045
	Innocean Worldwide, Inc.	47,201	1,980,178
#	InnoWireless, Inc.	23,340	1,041,387
*	Innox Advanced Materials Co., Ltd.	40,110	1,759,268
#*	Inscobee, Inc.	533,012	880,309
#*	Insun ENT Co., Ltd.	146,116	1,126,714
	Intellian Technologies, Inc.	8,711	190,484
	Intelligent Digital Integrated Security Co., Ltd.	34,248	1,112,529
*	Interflex Co., Ltd.	80,840	1,052,364
#	Interojo Co., Ltd.	56,286	1,061,600
	Interpark Corp.	379,612	817,443
	INTOPS Co., Ltd.	69,613	836,903
	INZI Display Co., Ltd.	20,792	30,623
#*	Iones Co., Ltd.	62,005	397,896
	IS Dongseo Co., Ltd.	86,282	3,176,000
#	ISC Co., Ltd.	61,785	1,163,795
	i-SENS, Inc.	48,116	1,156,400
	ISU Chemical Co., Ltd.	94,059	689,889
#	IsuPetasys Co., Ltd.	183,252	660,965
	It's Hanbul Co., Ltd.	29,892	656,365
#*	Jahwa Electronics Co., Ltd.	67,806	704,817
	JASTECH, Ltd.	51,179	418,579
#*	Jayjun Cosmetic Co., Ltd.	177,338	448,535
	JB Financial Group Co., Ltd.	923,627	3,570,536

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	JC Chemical Co., Ltd.	11,668	$53,048
#*	JC Hyun System, Inc.	82,351	415,232
*	Jcontentree Corp.	25,881	643,208
	Jeil Pharmaceutical Co., Ltd.	5,220	246,139
#*	Jeju Semiconductor Corp.	154,448	393,200
*	Jejuair Co., Ltd.	56,565	741,657
#*	Jeongsan Aikang Co., Ltd.	169,979	274,289
	Jinro Distillers Co., Ltd.	10,531	265,783
#	Jinsung T.E.C.	75,315	495,241
	JLS Co., Ltd.	58,411	288,110
*	JNK Heaters Co., Ltd.	52,520	320,924
*	JoyCity Corp.	6,537	113,159
	JS Corp.	40,769	241,396
	Jusung Engineering Co., Ltd.	236,743	1,395,122
	JVM Co., Ltd.	14,255	396,681
	JW Holdings Corp.	200,778	903,019
#	JW Life Science Corp.	41,551	683,518
	JW Pharmaceutical Corp.	67,439	2,038,455
	JW Shinyak Corp.	53,446	248,862
	JYP Entertainment Corp.	137,162	3,447,248
#*	Kanglim Co., Ltd.	178,282	252,851
	Kangnam Jevisco Co., Ltd.	18,614	234,638
#*	Kangstem Biotech Co., Ltd.	36,730	275,908
#	KAON Media Co., Ltd.	92,368	462,465
	KC Co., Ltd.	35,918	700,873
	KC Cottrell Co., Ltd.	57,816	289,840
	KC Green Holdings Co., Ltd.	76,280	263,782
	KC Tech Co., Ltd.	50,849	994,491
	KCC Corp.	1,242	140,395
	KCC Engineering & Construction Co., Ltd.	36,099	208,861
	KCI, Ltd.	33,797	298,140
	KCO Energy, Inc.	120	0
*	KD Corp.	29,472	2,296
*	KEC Corp.	530,419	365,968
#	KEPCO Engineering & Construction Co., Inc.	86,105	1,172,682
#	Keyang Electric Machinery Co., Ltd.	105,141	247,889
*	KEYEAST Co., Ltd.	58,751	738,874
	KG Eco Technology Service Co., Ltd.	57,173	199,532
	Kginicis Co., Ltd.	85,637	1,709,059
	KGMobilians Co., Ltd.	114,785	1,110,190
#*	KH Vatec Co., Ltd.	92,733	1,906,342
	KINX, Inc.	15,872	862,903
	KISCO Corp.	92,399	346,780
	KISCO Holdings Co., Ltd.	51,422	491,435
	KISWIRE, Ltd.	42,127	555,168
#*	Kiwi Media Group Co., Ltd.	1,683,238	39,736
	KL-Net Corp.	61,091	120,923
#	KM Corp.	32,729	523,031
	KMH Co., Ltd.	104,684	691,416
	Kocom Co., Ltd.	50,776	272,653
*	Kodaco Co., Ltd.	130,220	124,602
	Koentec Co., Ltd.	121,211	915,000
	Koh Young Technology, Inc.	50,451	4,164,371
	Kolmar BNH Co., Ltd.	37,326	1,871,800
#	Kolmar Korea Co., Ltd.	69,539	2,736,729
	Kolmar Korea Holdings Co., Ltd.	48,998	1,197,866
	Kolon Corp.	35,128	555,286
	Kolon Global Corp.	40,693	359,050
	Kolon Industries, Inc.	71,885	2,040,211

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Plastic, Inc.	74,301	$280,695
	Komelon Corp.	30,026	214,037
	KoMiCo, Ltd.	30,137	1,005,428
*	KONA I Co., Ltd.	75,053	616,570
	Kook Soon Dang Brewery Co., Ltd.	10,360	33,602
	Kopla Co., Ltd.	93,079	288,410
#	Korea Alcohol Industrial Co., Ltd.	78,848	1,207,035
	Korea Asset In Trust Co., Ltd.	345,264	812,545
	Korea Autoglass Corp.	60,478	732,964
#	Korea Cast Iron Pipe Industries Co., Ltd.	56,204	430,452
#*	Korea Circuit Co., Ltd.	56,477	771,946
*	Korea District Heating Corp.	18,891	542,463
	Korea Electric Terminal Co., Ltd.	33,737	1,102,138
	Korea Electronic Certification Authority, Inc.	76,475	374,332
#	Korea Electronic Power Industrial Development Co., Ltd.	71,059	192,643
	Korea Export Packaging Industrial Co., Ltd.	5,621	88,947
	Korea Flange Co., Ltd.	70,591	138,530
#*	Korea Information & Communications Co., Ltd.	40,121	309,516
	Korea Information Certificate Authority, Inc.	86,298	437,839
*	Korea Line Corp.	83,064	1,138,636
*	Korea Materials & Analysis Corp.	169,429	236,502
	Korea Petrochemical Ind Co., Ltd.	20,390	1,995,672
	Korea Real Estate Investment & Trust Co., Ltd.	1,035,585	1,492,792
#	Korea United Pharm, Inc.	59,545	1,238,049
	Korean Reinsurance Co.	546,048	3,269,535
	Kortek Corp.	56,721	424,108
*	KPM Tech Co., Ltd.	113,288	110,370
#	KPX Chemical Co., Ltd.	13,735	518,020
	KRTnet Corp.	39,915	170,913
*	KSIGN Co., Ltd.	220,369	237,456
	KSS LINE, Ltd.	94,022	667,921
*	KT Hitel Co., Ltd.	77,968	325,885
	KT Skylife Co., Ltd.	142,102	1,007,535
#	KT Submarine Co., Ltd.	70,841	282,830
	KTB Investment & Securities Co., Ltd.	244,467	503,977
#	KTCS Corp.	160,451	244,479
	Ktis Corp.	150,955	278,170
#	Kuk Young G&M	186,943	399,291
	Kukbo Design Co., Ltd.	20,954	274,067
#	Kukdo Chemical Co., Ltd.	14,591	483,076
#	Kukdong Oil & Chemicals Co., Ltd.	89,179	231,624
#*	Kuk-il Paper Manufacturing Co., Ltd.	596,800	2,735,810
#*	Kum Yang Co., Ltd.	95,714	353,536
	Kumho Industrial Co., Ltd.	122,339	701,655
#*	Kumho Tire Co., Inc.	569,274	1,382,545
	Kumkang Kind Co., Ltd.	62,740	189,969
	Kwang Dong Pharmaceutical Co., Ltd.	190,695	1,466,867
	Kwang Myung Electric Co., Ltd.	195,105	310,265
#	Kyeryong Construction Industrial Co., Ltd.	33,110	709,914
	Kyobo Securities Co., Ltd.	110,833	625,572
#	Kyongbo Pharmaceutical Co., Ltd.	63,922	562,073
	Kyung Dong Navien Co., Ltd.	33,244	1,413,050
	Kyung Nong Corp.	29,850	338,725
#	Kyungbang Co., Ltd.	74,991	717,961
	KyungDong City Gas Co., Ltd.	25,241	352,569
	Kyungdong Pharm Co., Ltd.	95,564	1,008,098
	Kyung-In Synthetic Corp.	182,535	1,374,578
	L&F Co., Ltd.	83,858	2,860,001
*	L&K Biomed Co., Ltd.	26,992	166,840

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	LabGenomics Co., Ltd.	49,913	$2,185,515
#	LB Semicon, Inc.	183,953	1,467,585
	Leadcorp, Inc. (The)	94,611	615,548
*	Leaders Cosmetics Co., Ltd.	73,733	249,101
	LEENO Industrial, Inc.	15,458	1,787,823
#*	Leenos Corp.	205,633	206,919
*	LegoChem Biosciences, Inc.	5,838	282,513
	LF Corp.	128,870	1,293,870
	LG Hausys, Ltd.	39,079	2,055,780
	LG HelloVision Co., Ltd.	151,670	507,266
	LG International Corp.	189,703	2,411,324
	LIG Nex1 Co., Ltd.	58,193	1,645,542
#	Lion Chemtech Co., Ltd.	69,677	453,780
*	LIS Co., Ltd.	27,570	221,064
#*	Livefinancial Co., Ltd.	190,033	224,982
#	LMS Co., Ltd.	36,560	279,973
*	Lock & Lock Co., Ltd.	108,303	1,011,202
#*	LONGTU KOREA, Inc.	97,799	443,728
*	LOT Vacuum Co., Ltd.	56,801	721,357
	Lotte Chilsung Beverage Co., Ltd.	17,472	1,484,460
	Lotte Confectionery Co., Ltd.	2,631	243,539
	LOTTE Fine Chemical Co., Ltd.	113,510	4,175,031
	Lotte Food Co., Ltd.	2,479	685,295
	LOTTE Himart Co., Ltd.	62,911	1,613,927
#*	Lotte Non-Life Insurance Co., Ltd.	374,303	536,190
#*	Lotte Tour Development Co., Ltd.	73,567	1,017,843
	LS Cable & System Asia, Ltd.	60,288	338,714
	LS Corp.	10,154	358,363
	LS Electric Co., Ltd.	6,961	313,910
*	Lumens Co., Ltd.	243,625	394,171
*	Lumimicro Co., Ltd.	41,764	58,210
*	Lutronic Corp.	131,867	645,280
*	LVMC Holdings	183,114	555,149
	Maeil Dairies Co., Ltd.	3,867	241,007
	Maeil Holdings Co., Ltd.	31,004	210,838
*	Magicmicro Co., Ltd.	65,428	27,337
	Mando Corp.	24,648	572,097
#*	Maniker Co., Ltd.	480,112	314,466
#	Mcnex Co., Ltd.	76,074	2,479,206
#*	ME2ON Co., Ltd.	149,872	1,047,458
#*	Mediana Co., Ltd.	35,251	588,252
#*	Medience Co., Ltd.	53,361	140,916
*	Medipost Co., Ltd.	18,859	442,187
	Medy-Tox, Inc.	10,131	1,471,483
	Meerecompany, Inc.	28,285	642,413
#	MegaStudy Co., Ltd.	45,287	387,462
	MegaStudyEdu Co., Ltd.	48,136	1,373,589
*	Melfas, Inc.	166,086	173,949
	Meritz Fire & Marine Insurance Co., Ltd.	13,704	142,888
#	META BIOMED Co., Ltd.	111,778	263,267
*	Mgame Corp.	104,493	499,914
	Mi Chang Oil Industrial Co., Ltd.	4,404	214,264
#	MiCo, Ltd.	155,794	2,188,376
	Minwise Co., Ltd.	57,182	674,015
	Mirae Asset Life Insurance Co., Ltd.	527,346	1,418,876
#*	Mirae Corp.	64,038	176,190
	Miwon Chemicals Co., Ltd.	3,853	167,665
	Miwon Commercial Co., Ltd.	5,072	348,413
	Miwon Specialty Chemical Co., Ltd.	10,110	680,912

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	MK Electron Co., Ltd.	94,691	$793,259
*	MNTech Co., Ltd.	105,243	277,845
#*	Mobile Appliance, Inc.	152,843	455,351
	Modetour Network, Inc.	90,857	861,031
#	Monalisa Co., Ltd.	124,394	611,184
	MonAmi Co., Ltd.	104,161	850,399
	Moorim P&P Co., Ltd.	141,354	354,309
	Moorim Paper Co., Ltd.	131,549	229,415
#	Motonic Corp.	63,170	397,249
#*	MP Group, Inc.	151,072	31,264
#	MS Autotech Co., Ltd.	143,953	649,457
#*	Muhak Co., Ltd.	93,728	425,247
#	Multicampus Co., Ltd.	12,960	318,853
#*	MyungMoon Pharm Co., Ltd.	128,892	640,569
#	Nam Hwa Construction Co., Ltd.	37,268	475,373
#	Namhae Chemical Corp.	144,336	937,555
*	NamKwang Engineering & Construction Co., Ltd.	2,218	19,480
#*	Namsun Aluminum Co., Ltd.	338,074	1,580,261
#*	Namuga Co., Ltd.	18,234	285,975
	Namyang Dairy Products Co., Ltd.	1,909	487,130
*	Namyeung Vivien	30,780	25,718
*	NanoenTek, Inc.	99,817	992,017
	Nasmedia Co., Ltd.	21,390	535,453
#*	Nature & Environment Co., Ltd.	384,677	490,562
#*	Naturecell Co., Ltd.	132,386	1,057,808
*	NDFOS Co., Ltd.	42,482	145,281
	NeoPharm Co., Ltd.	25,196	665,614
#*	Neowiz	74,956	1,785,404
#	NEOWIZ HOLDINGS Corp.	30,324	411,487
#	NEPES Corp.	94,712	2,744,871
#*	New Power Plasma Co., Ltd.	129,289	653,120
	Newtree Co., Ltd.	2,760	58,427
	Nexen Corp.	137,273	463,956
	Nexen Tire Corp.	233,104	1,023,561
*	Nexon GT Co., Ltd.	5,993	75,988
*	Next Entertainment World Co., Ltd.	105,261	431,177
*	Next Science Co Ltd	7,996	34,139
#*	NextEye Co., Ltd.	197,968	227,412
#	Nexturn Co., Ltd.	15,192	96,207
	NHN KCP Corp.	64,332	3,379,640
*	NIBEC Co., Ltd.	6,411	100,420
	NICE Holdings Co., Ltd.	130,063	2,229,755
	Nice Information & Telecommunication, Inc.	34,450	686,744
	NICE Information Service Co., Ltd.	191,326	3,260,039
	NICE Total Cash Management Co., Ltd.	121,835	643,093
*	NK Co., Ltd.	395,214	342,472
*	NK Mulsan Co., Ltd.	60,780	26,884
	Nong Shim Holdings Co., Ltd.	12,373	836,656
#	Nong Woo Bio Co., Ltd.	39,694	387,163
	Noroo Holdings Co., Ltd.	9,344	72,951
#	NOROO Paint & Coatings Co., Ltd.	48,541	300,082
	NPC	66,771	192,375
	NS Shopping Co., Ltd.	98,795	1,045,822
*	nTels Co., Ltd.	24,999	195,651
	Nuri Telecom Co., Ltd.	17,628	97,723
*	NUVOTEC Co., Ltd.	153,125	215,397
	Oceanbridge Co., Ltd.	19,278	281,206
*	OCI Co., Ltd.	44,150	2,085,362
#*	Omnisystem Co., Ltd.	233,956	551,851

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Openbase, Inc.	183,847	$528,101
	Opto Device Technology Co., Ltd.	29,480	117,220
	OptoElectronics Solutions Co., Ltd.	38,766	1,960,609
#	OPTRON-TEC, Inc.	122,144	651,627
#*	Orbitech Co., Ltd.	115,974	285,770
#*	Orientbio, Inc.	437,273	275,521
	Orion Holdings Corp.	130,785	1,367,342
*	OSANGJAIEL Co., Ltd.	37,994	410,772
*	Osstem Implant Co., Ltd.	63,955	1,978,477
#*	Osung Advanced Materials Co., Ltd.	278,129	519,634
#	Paik Kwang Industrial Co., Ltd.	153,313	478,589
	Pang Rim Co., Ltd.	101,740	147,544
	Pan-Pacific Co., Ltd.	181,353	269,737
	Paradise Co., Ltd.	20,288	223,503
	Park Systems Corp.	1,748	87,230
#	Partron Co., Ltd.	245,611	2,314,728
#*	Paru Co., Ltd.	152,785	325,298
*	People & Technology, Inc.	27,588	338,677
	Pharma Research Products Co., Ltd.	24,555	1,226,863
#*	Pharmicell Co., Ltd.	119,815	2,289,147
	PI Advanced Materials Co., Ltd.	83,696	2,398,686
#*	PNE Solution Co., Ltd.	61,691	1,083,072
*	Pobis TNC Co., Ltd.	250,451	205,830
	Point Engineering Co., Ltd.	5,136	17,699
*	POLUS BioPharm, Inc.	42,209	8,137
	Poongsan Corp.	118,045	2,407,361
	Poongsan Holdings Corp.	29,595	655,412
	Posco ICT Co., Ltd.	296,838	1,084,440
#	Posco M-Tech Co., Ltd.	137,510	530,806
#	Power Logics Co., Ltd.	173,206	1,100,278
*	Prostemics Co., Ltd.	49,725	173,101
#	Protec Co., Ltd.	33,478	814,727
	PS TEC Co., Ltd.	66,939	223,835
#	PSK, Inc.	76,864	2,003,085
#	Pulmuone Co., Ltd.	83,990	1,254,655
	Puloon Technology, Inc.	1,590	20,617
	Pungkuk Alcohol Industry Co., Ltd.	32,332	641,855
#	Pyeong Hwa Automotive Co., Ltd.	48,535	258,172
#*	RaonSecure Co., Ltd.	159,690	500,098
	Rayence Co., Ltd.	21,966	217,033
*	Redrover Co., Ltd.	335,561	32,214
#	Reyon Pharmaceutical Co., Ltd.	33,224	452,560
#	RFHIC Corp.	64,357	1,973,607
#*	RFTech Co., Ltd.	114,269	976,669
#*	Robostar Co., Ltd.	39,835	469,490
*	Robotis Co., Ltd.	9,311	100,813
*	Rorze Systems Corp.	12,806	57,206
#	Rsupport Co., Ltd.	59,819	477,082
#	S Net Systems, Inc.	84,815	501,632
#	S&S Tech Corp.	75,160	2,764,055
*	S&T Corp.	13,299	173,340
*	S&T Dynamics Co., Ltd.	158,177	669,442
*	S&T Holdings Co., Ltd.	46,567	609,840
*	S&T Motiv Co., Ltd.	51,092	1,928,259
#*	S.Y. Co., Ltd.	85,193	256,819
	Sajo Industries Co., Ltd.	13,022	366,768
	Sajodaerim Corp.	2,580	30,956
*	Sajodongaone Co., Ltd.	29,518	21,261
#	Sam Chun Dang Pharm Co., Ltd.	75,658	3,070,481

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SAM KANG M&T Co., Ltd.	103,756	$819,174
	Sam Young Electronics Co., Ltd.	70,457	463,313
#	Sam Yung Trading Co., Ltd.	95,984	1,044,185
	Sambo Corrugated Board Co., Ltd.	7,239	46,757
*	Sambo Motors Co., Ltd.	45,702	196,763
*	Sambon Electronics Co., Ltd.	284,390	319,439
*	Sambu Engineering & Construction Co., Ltd.	29,011	18,386
	Samchully Co., Ltd.	16,734	1,090,071
*	Samchuly Bicycle Co., Ltd.	47,168	472,156
#	Samho Development Co., Ltd.	116,448	422,394
	SAMHWA Paints Industrial Co., Ltd.	56,562	237,063
	Samick Musical Instruments Co., Ltd.	332,818	409,153
#	Samick THK Co., Ltd.	50,784	455,714
#	Samil Pharmaceutical Co., Ltd.	22,485	361,097
	Samji Electronics Co., Ltd.	48,854	457,952
	Samjin LND Co., Ltd.	98,862	247,395
	Samjin Pharmaceutical Co., Ltd.	55,034	1,326,260
*	Samkee Automotive Co., Ltd.	55,391	132,713
	Sammok S-Form Co., Ltd.	31,502	211,522
	SAMPYO Cement Co., Ltd.	211,432	641,102
#*	Samsung Pharmaceutical Co., Ltd.	296,288	1,060,332
#	Samsung Publishing Co., Ltd.	23,083	435,020
	SAMT Co., Ltd.	334,703	616,649
	Samwha Capacitor Co., Ltd.	43,204	2,206,315
#	Samwha Electric Co., Ltd.	24,490	397,855
	Samyang Corp.	19,857	1,062,953
	Samyang Foods Co., Ltd.	19,379	1,941,943
	Samyang Holdings Corp.	22,241	1,334,486
#	Samyang Tongsang Co., Ltd.	8,422	399,281
	Sang-A Frontec Co., Ltd.	45,202	1,829,154
*	Sangbo Corp.	96,831	83,874
#	Sangsangin Co., Ltd.	209,631	991,907
	Sangsin Energy Display Precision Co., Ltd.	67,598	598,195
	SaraminHR Co., Ltd.	34,495	727,737
#	Satrec Initiative Co., Ltd.	35,524	714,755
	SAVEZONE I&C Corp.	94,291	175,155
#*	SBI Investment Korea Co., Ltd.	621,426	383,194
*	SBS Media Holdings Co., Ltd.	242,395	383,689
#*	SBW	812,096	545,586
#*	S-Connect Co., Ltd.	235,710	364,754
*	SD Biotechnologies Co., Ltd.	48,626	211,164
#*	SDN Co., Ltd.	237,263	517,492
	Seah Besteel Corp.	85,793	789,628
	SeAH Holdings Corp.	4,825	299,249
	SeAH Steel Corp.	7,551	399,441
	SeAH Steel Holdings Corp.	8,330	280,634
	Sebang Co., Ltd.	81,649	682,077
	Sebang Global Battery Co., Ltd.	42,950	1,069,569
#	Secuve Co., Ltd.	184,996	282,812
#	Seegene, Inc.	148,228	32,341,417
	Sejin Heavy Industries Co., Ltd.	4	23
	Sejong Industrial Co., Ltd.	53,849	266,399
*	Sejong Telecom, Inc.	2,024,357	463,406
#	Sekonix Co., Ltd.	65,455	270,138
#*	Selvas AI, Inc.	179,027	466,576
	Sempio Foods Co.	12,562	494,684
	Semyung Electric Machinery Co., Ltd.	8,458	28,342
	S-Energy Co., Ltd.	61,002	335,452
*	Seobu T&D	272,503	1,653,249

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seohan Co., Ltd.	493,532	$466,911
	Seohee Construction Co., Ltd.	256,969	239,921
	Seojin System Co., Ltd.	17,833	570,209
*	Seoul Auction Co., Ltd.	42,812	147,832
*	Seoul Electronics & Telecom	104,354	69,194
#*	Seoul Food Industrial Co., Ltd.	1,878,605	251,731
#	Seoul Pharma Co., Ltd.	27,724	247,240
	Seoul Semiconductor Co., Ltd.	239,800	3,596,586
#	Seoulin Bioscience Co., Ltd.	30,510	352,143
#	Seowon Co., Ltd.	158,377	486,997
	SEOWONINTECH Co., Ltd.	42,617	265,722
#	Seoyon Co., Ltd.	56,279	316,672
	Seoyon E-Hwa Co., Ltd.	37,029	112,098
	Sewha P&C, Inc.	34,542	136,650
*	Sewon Cellontech Co., Ltd.	259,045	588,941
	Sewon Precision Industry Co., Ltd.	25,563	32,546
	SEWOONMEDICAL Co., Ltd.	143,318	446,176
	SFA Engineering Corp.	101,797	3,016,833
#*	SFA Semicon Co., Ltd.	439,054	2,272,328
#*	SG Corp.	699,632	370,501
*	SH Energy & Chemical Co., Ltd.	473,167	323,626
#*	Shin Poong Pharmaceutical Co., Ltd.	38,000	2,202,771
	Shindaeyang Paper Co., Ltd.	12,026	561,271
#	Shinil Electronics Co., Ltd.	370,771	620,848
	Shinsegae Engineering & Construction Co., Ltd.	14,671	292,574
#	Shinsegae Food Co., Ltd.	10,357	472,423
	Shinsegae International, Inc.	2,496	310,680
#*	Shinsung E&G Co., Ltd.	695,198	804,458
#*	Shinsung Tongsang Co., Ltd.	402,742	800,452
#	Shinwha Intertek Corp.	153,844	351,950
#*	Shinwon Corp.	328,839	459,419
	Shinyoung Securities Co., Ltd.	28,793	1,082,592
	SHOWBOX Corp.	156,362	370,191
*	Signetics Corp.	215,282	129,887
	SIGONG TECH Co., Ltd.	62,346	270,386
	Silicon Works Co., Ltd.	73,596	2,981,202
#	Silla Co., Ltd.	39,125	327,908
#	SIMMTECH Co., Ltd.	66,827	1,084,432
	SIMPAC, Inc.	70,404	143,322
	Sindoh Co., Ltd.	32,490	633,545
	Sinil Pharm Co., Ltd.	1,717	45,059
	SinSin Pharmaceutical Co., Ltd.	50,462	429,874
#	SK Bioland Co., Ltd.	88,938	2,167,058
	SK Chemicals Co., Ltd.	27,477	6,217,053
#	SK D&D Co., Ltd.	45,917	1,291,348
	SK Discovery Co., Ltd.	68,414	2,785,517
	SK Gas, Ltd.	4,227	305,706
	SK Networks Co., Ltd.	1,121,588	4,799,889
*	SK Rent A Car Co., Ltd.	5,142	40,009
	SK Securities Co., Ltd.	2,411,100	1,699,421
*	SKC Solmics Co., Ltd.	171,765	651,568
	SL Corp.	94,225	902,675
*	SM Culture & Contents Co., Ltd.	277,128	396,541
*	SM Entertainment Co., Ltd.	115,197	3,029,877
*	SM Life Design Group Co., Ltd.	66,427	107,424
#*	S-MAC Co., Ltd.	1,016,327	1,207,453
	SMCore, Inc.	57,045	394,145
*	SMEC Co., Ltd.	153,271	241,667
*	SNU Precision Co., Ltd.	123,171	373,736

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Solborn, Inc.	80,654	$232,134
#*	Solid, Inc.	229,788	1,558,253
	Songwon Industrial Co., Ltd.	101,183	1,101,933
#*	Sonokong Co., Ltd.	170,581	238,298
	Soulbrain Holdings Co., Ltd.	35,894	2,889,235
	SPC Samlip Co., Ltd.	12,646	693,450
#	SPG Co., Ltd.	73,037	395,854
#	Spigen Korea Co., Ltd.	16,487	889,870
#*	Ssangyong Motor Co.	289,427	895,851
*	ST Pharm Co., Ltd.	48,756	2,519,482
	Suheung Co., Ltd.	28,683	1,416,551
	Sun Kwang Co., Ltd.	24,809	345,832
#*	SundayToz Corp.	27,241	548,260
	Sung Bo Chemicals Co., Ltd.	57,708	214,337
	Sung Kwang Bend Co., Ltd.	96,169	606,404
*	Sungchang Enterprise Holdings, Ltd.	364,704	542,213
#	Sungdo Engineering & Construction Co., Ltd.	63,170	191,272
#	Sungshin Cement Co., Ltd.	115,553	767,743
	Sungwoo Hitech Co., Ltd.	321,264	793,502
#	Sunjin Co., Ltd.	75,392	626,946
#*	Sunny Electronics Corp.	208,190	631,285
#*	Suprema, Inc.	30,158	813,806
*	Synergy Innovation Co., Ltd.	105,399	190,942
*	Synopex, Inc.	402,183	1,508,765
	Systems Technology, Inc.	57,629	935,291
#	Tae Kyung Industrial Co., Ltd.	55,377	228,366
	Taekwang Industrial Co., Ltd.	2,266	1,297,917
*	Taewoong Co., Ltd.	58,216	628,222
#	Taeyoung Engineering & Construction Co., Ltd.	234,619	3,160,271
#*	Taihan Electric Wire Co., Ltd.	1,331,592	897,762
*	Taihan Fiberoptics Co., Ltd.	319,405	1,013,590
*	Taihan Textile Co., Ltd.	1,976	55,154
#	Tailim Packaging Co., Ltd.	119,701	357,288
	TechWing, Inc.	73,207	1,315,492
*	Tego Science, Inc.	7,237	181,872
*	Telcon RF Pharmaceutical, Inc.	277,957	1,287,950
#	Telechips, Inc.	59,054	423,861
	TES Co., Ltd.	78,960	1,698,242
*	Theragen Etex Co., Ltd.	162,753	1,459,951
#*	Thinkware Systems Corp.	30,488	263,593
*	TK Chemical Corp.	278,532	481,538
	TK Corp.	92,797	580,183
*	TOBESOFT Co., Ltd.	120,531	154,296
#	Tokai Carbon Korea Co., Ltd.	25,232	1,976,150
#*	Tong Yang Moolsan Co., Ltd.	469,563	482,795
	Tongyang Life Insurance Co., Ltd.	286,083	719,230
#	Tongyang, Inc.	902,351	905,329
*	Tonymoly Co., Ltd.	33,132	295,667
	Top Engineering Co., Ltd.	78,588	558,713
#	Toptec Co., Ltd.	114,568	1,704,211
	Tovis Co., Ltd.	85,349	518,600
#	TS Corp.	27,531	462,235
#*	T'way Holdings, Inc.	194,522	165,979
#	UBCare Co., Ltd.	136,518	1,403,321
	Ubiquoss Holdings, Inc.	38,567	1,025,046
	Ubiquoss, Inc.	19,917	626,363
	UIL Co., Ltd.	68,655	237,110
#	Uju Electronics Co., Ltd.	39,632	981,029
*	Uni-Chem Co., Ltd.	303,270	357,806

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Unick Corp.	67,234	$409,035
	Unid Co., Ltd.	33,159	1,336,750
	Union Semiconductor Equipment & Materials Co., Ltd.	132,749	743,435
	Uniquest Corp.	76,360	732,228
#*	Unison Co., Ltd.	490,743	838,562
#*	Unitekno Co., Ltd.	17,561	157,019
	UniTest, Inc.	82,374	1,045,165
	UTI, Inc.	19,414	263,532
	Value Added Technology Co., Ltd.	48,230	964,542
*	Viatron Technologies, Inc.	69,570	568,298
#*	VICTEK Co., Ltd.	129,990	812,648
*	Vidente Co., Ltd.	35,339	200,920
#	Vieworks Co., Ltd.	48,399	1,468,384
	Visang Education, Inc.	41,728	244,424
	Vitzro Tech Co., Ltd.	11,550	103,022
	Vitzrocell Co., Ltd.	75,098	1,219,103
#*	VitzroSys Co., Ltd.	4,135	22,093
*	VT GMP Co., Ltd.	8,360	60,546
*	W Holding Co., Ltd.	146,913	32,529
*	Webzen, Inc.	89,808	2,515,072
#*	Welcron Co., Ltd.	189,702	950,964
*	Wellbiotec Co., Ltd.	17,722	48,314
	Wemade Co., Ltd.	52,283	1,627,540
	Whanin Pharmaceutical Co., Ltd.	66,390	855,701
#*	WillBes & Co. (The)	352,413	380,129
	Winix, Inc.	50,207	808,527
	Wins Co., Ltd.	39,574	552,454
	WiSoL Co., Ltd.	111,508	1,475,423
*	WIZIT Co., Ltd.	395,737	233,760
*	WONIK CUBE Corp.	46,479	63,567
*	Wonik Holdings Co., Ltd.	235,016	978,956
	Wonik Materials Co., Ltd.	37,769	917,554
#*	Wonik QnC Corp.	76,921	1,005,505
*	Wonpung Mulsan Co., Ltd.	12,366	21,076
	Woojin, Inc.	2,070	6,538
*	Woori Investment Bank Co., Ltd.	1,685,544	827,704
#*	Woori Technology Investment Co., Ltd.	326,126	734,900
#*	Woori Technology, Inc.	601,518	375,631
*	Wooridul Pharmaceutical, Ltd.	82,795	651,112
#*	Wooriro Co., Ltd.	16,683	22,805
	Woorison F&G Co., Ltd.	163,424	264,814
#	Woory Industrial Co., Ltd.	33,960	549,072
#*	Woosu AMS Co., Ltd.	139,479	460,113
#	WooSung Feed Co., Ltd.	103,772	290,099
#*	Woowon Development Co., Ltd.	34,932	180,710
#	Worldex Industry & Trading Co., Ltd.	49,210	553,529
	Y G-1 Co., Ltd.	115,666	441,464
*	Y-entec Co., Ltd.	4,556	47,766
#*	Yest Co., Ltd.	54,484	374,892
*	YG Entertainment, Inc.	62,114	2,127,878
*	YIK Corp.	98,562	461,129
#*	YJM Games Co., Ltd.	191,657	327,666
#*	YMC Co., Ltd.	69,354	713,097
	Yonwoo Co., Ltd.	27,333	379,690
	Yoosung Enterprise Co., Ltd.	102,722	214,581
	Youlchon Chemical Co., Ltd.	58,875	817,077
	Young Poong Corp.	640	279,999
	Young Poong Precision Corp.	55,548	342,934
	Youngone Corp.	8,534	173,113

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Youngone Holdings Co., Ltd.	35,860	$1,047,771
*	YoungWoo DSP Co., Ltd.	125,945	190,359
	YTN Co., Ltd.	73,837	173,766
*	Yuanta Securities Korea Co., Ltd.	585,292	1,406,121
	YuHwa Securities Co., Ltd.	96,255	173,956
*	Yujin Robot Co., Ltd.	117,663	225,034
*	Yungjin Pharmaceutical Co., Ltd.	518,587	2,854,385
#*	Yuyang DNU Co., Ltd.	177,980	136,689
	Yuyu Pharma, Inc.	1,676	22,222
#	Zeus Co., Ltd.	35,614	420,089
TOTAL SOUTH KOREA			792,148,572
TAIWAN — (20.8%)
	Sino American Electronic Co.	564,703	0
	ABC Taiwan Electronics Corp.	447,977	319,930
	Ability Enterprise Co., Ltd.	1,639,293	682,893
#	Ability Opto-Electronics Technology Co., Ltd.	417,776	499,110
	AcBel Polytech, Inc.	2,406,599	1,851,388
	Ace Pillar Co., Ltd.	378,000	286,363
#	ACES Electronic Co., Ltd.	635,000	568,263
*	Acon Holding, Inc.	1,218,000	372,065
#	Acter Group Corp., Ltd.	250,302	1,639,615
	Action Electronics Co., Ltd.	1,261,000	443,645
#	Actron Technology Corp.	389,320	1,051,817
#	A-DATA Technology Co., Ltd.	1,321,879	2,733,697
#	Addcn Technology Co., Ltd.	119,299	862,049
	Adlink Technology, Inc.	12,000	28,565
	Advanced Ceramic X Corp.	250,000	3,488,385
	Advanced International Multitech Co., Ltd.	711,000	739,477
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	513,111	250,136
#*	Advanced Optoelectronic Technology, Inc.	681,000	548,004
	Advanced Power Electronics Corp.	113,000	106,034
#	Advanced Wireless Semiconductor Co.	987,409	3,275,829
#	Advancetek Enterprise Co., Ltd.	1,410,519	858,248
	AEON Motor Co., Ltd.	10,800	11,586
	Aerospace Industrial Development Corp.	2,860,000	2,601,765
#*	AGV Products Corp.	2,631,433	648,284
	Airmate Cayman International Co., Ltd.	37,234	31,628
#	Alchip Technologies, Ltd.	318,000	6,506,104
*	ALI Corp.	1,089,775	1,023,942
	All Ring Tech Co., Ltd.	102,000	217,491
#	Allied Circuit Co., Ltd.	151,000	680,909
#	Allis Electric Co., Ltd.	971,880	822,877
	Alltek Technology Corp.	937,750	593,256
#	Alltop Technology Co., Ltd.	334,000	1,027,799
#	Alpha Networks, Inc.	1,759,158	1,491,767
	Altek Corp.	1,533,945	1,435,062
#	Amazing Microelectronic Corp.	353,053	1,086,116
	Ambassador Hotel (The)	1,762,000	1,705,589
	Ampire Co., Ltd.	542,000	422,918
	AMPOC Far-East Co., Ltd.	536,444	599,695
*	AmTRAN Technology Co., Ltd.	5,606,951	1,809,178
	Anderson Industrial Corp.	290,416	76,545
#	Anpec Electronics Corp.	375,007	1,079,208
#	Apac Opto Electronics, Inc.	147,000	184,434
	Apacer Technology, Inc.	531,325	782,200
	APAQ Technology Co., Ltd.	289,120	386,945
#	APCB, Inc.	840,000	591,135
#	Apex Biotechnology Corp.	585,483	532,822

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Apex International Co., Ltd.	1,110,470	$3,048,430
#	Apex Medical Corp.	421,500	522,576
#*	Apex Science & Engineering	881,132	373,180
#	Apogee Optocom Co., Ltd.	48,000	226,984
#	Arcadyan Technology Corp.	965,055	2,546,574
	Ardentec Corp.	2,509,274	3,001,286
#	Argosy Research, Inc.	313,000	1,324,318
	Asia Electronic Material Co., Ltd.	331,000	154,036
#	Asia Optical Co., Inc.	1,351,000	3,189,322
*	Asia Pacific Telecom Co., Ltd.	6,978,999	1,746,446
*	Asia Plastic Recycling Holding, Ltd.	1,217,182	209,926
	Asia Polymer Corp.	2,372,193	1,388,787
#	Asia Tech Image, Inc.	305,000	557,581
#	Asia Vital Components Co., Ltd.	1,644,058	2,653,157
#	ASPEED Technology, Inc.	111,599	4,452,870
	ASROCK, Inc.	215,000	1,237,159
	ATE Energy International Co., Ltd.	9,000	11,979
	Aten International Co., Ltd.	536,479	1,536,390
#	Audix Corp.	475,600	646,716
#	AURAS Technology Co., Ltd.	378,148	2,935,159
	Aurona Industries, Inc.	397,000	217,621
	Aurora Corp.	430,349	1,250,253
#	Avalue Technology, Inc.	290,000	579,004
#	Avermedia Technologies	931,446	1,139,972
	AVY Precision Technology, Inc.	642,841	520,052
#	Awea Mechantronic Co., Ltd.	199,210	213,972
#	Axiomtek Co., Ltd.	347,000	678,355
*	Azurewave Technologies, Inc.	457,000	413,181
	Bank of Kaohsiung Co., Ltd.	3,220,693	1,088,651
#	Baolong International Co., Ltd.	436,000	186,954
	Basso Industry Corp.	743,900	986,115
#	BenQ Materials Corp.	1,157,000	716,037
	BES Engineering Corp.	8,697,750	2,218,634
#	Bin Chuan Enterprise Co., Ltd.	426,070	373,947
#	Bionet Corp.	132,000	196,971
	Bionime Corp.	188,000	476,414
#*	Biostar Microtech International Corp.	945,975	311,257
	Bioteque Corp.	331,308	1,783,812
#	Bizlink Holding, Inc.	740,492	4,943,636
#*	Boardtek Electronics Corp.	893,000	794,997
	Bon Fame Co., Ltd.	108,000	135,683
	Bright Led Electronics Corp.	566,520	270,358
	Brighton-Best International Taiwan, Inc.	1,504,318	1,335,670
	Brogent Technologies, Inc.	32,000	117,551
#	Browave Corp.	197,000	422,180
#	C Sun Manufacturing, Ltd.	764,221	733,494
*	Calin Technology Co., Ltd.	122,000	93,992
*	Cameo Communications, Inc.	1,362,818	415,773
	Capital Futures Corp.	812,895	1,045,533
	Capital Securities Corp.	12,058,501	4,896,616
#	Career Technology MFG. Co., Ltd.	2,380,843	2,503,626
	Carnival Industrial Corp.	585,353	188,158
#	Casetek Holdings, Ltd.	980,571	2,328,009
	Cathay Chemical Works	30,000	18,113
	Cathay Real Estate Development Co., Ltd.	3,734,700	2,377,396
	Cayman Engley Industrial Co., Ltd.	237,099	581,640
	CCP Contact Probes Co., Ltd.	137,000	150,295
#	Celxpert Energy Corp.	496,000	596,777
	Center Laboratories, Inc.	1,632,584	4,172,844

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Central Reinsurance Co., Ltd.	794,380	$508,916
*	Chain Chon Industrial Co., Ltd.	909,000	250,121
	ChainQui Construction Development Co., Ltd.	617,982	452,061
*	Champion Building Materials Co., Ltd.	1,845,851	333,857
	Chang Wah Electromaterials, Inc.	175,635	1,089,003
#	Chang Wah Technology Co., Ltd.	774,170	840,140
#	Channel Well Technology Co., Ltd.	1,081,000	1,113,051
#	Chant Sincere Co., Ltd.	323,000	385,469
	Charoen Pokphand Enterprise	976,985	2,239,079
#	Chaun-Choung Technology Corp.	165,000	1,421,648
#	CHC Healthcare Group	595,000	878,284
	CHC Resources Corp.	503,282	745,636
#	Chen Full International Co., Ltd.	515,000	694,232
#	Chenbro Micom Co., Ltd.	427,000	1,241,729
#	Cheng Loong Corp.	4,460,383	3,534,387
#*	Cheng Mei Materials Technology Corp.	3,544,900	937,204
	Cheng Uei Precision Industry Co., Ltd.	2,112,331	2,870,339
	Chenming Electronic Technology Corp.	575,437	249,254
#	Chia Chang Co., Ltd.	620,000	804,389
	Chia Hsin Cement Corp.	2,599,121	1,473,302
	Chian Hsing Forging Industrial Co., Ltd.	188,000	249,082
	Chicony Power Technology Co., Ltd.	919,454	2,123,664
#	Chieftek Precision Co., Ltd.	307,225	871,354
	Chien Kuo Construction Co., Ltd.	1,186,249	435,330
	Chilisin Electronics Corp.	1,136,380	3,642,260
#	Chime Ball Technology Co., Ltd.	179,840	212,466
*	China Airlines, Ltd.	6,744,000	1,839,622
	China Bills Finance Corp.	5,633,000	2,817,674
	China Chemical & Pharmaceutical Co., Ltd.	1,342,000	1,023,308
	China Ecotek Corp.	214,000	232,722
	China Electric Manufacturing Corp.	1,614,510	606,457
#	China Fineblanking Technology Co., Ltd.	361,103	476,724
	China General Plastics Corp.	2,477,820	1,463,835
	China Glaze Co., Ltd.	310,002	110,131
#	China Man-Made Fiber Corp.	10,965,799	2,317,677
	China Metal Products	1,911,603	1,756,807
	China Motor Corp.	1,152,600	1,525,120
#	China Petrochemical Development Corp.	21,158,150	5,842,260
#	China Steel Chemical Corp.	910,554	3,062,574
#	China Steel Structure Co., Ltd.	588,000	504,730
	China Wire & Cable Co., Ltd.	593,160	578,963
#	Chinese Maritime Transport, Ltd.	506,594	402,415
#	Ching Feng Home Fashions Co., Ltd.	794,409	827,422
	Chin-Poon Industrial Co., Ltd.	2,307,207	2,025,561
	Chipbond Technology Corp.	3,790,000	7,737,491
	ChipMOS Techinologies, Inc.	3,388,076	3,687,642
	ChipMOS Technologies, Inc., ADR	5,133	111,860
#	Chlitina Holding, Ltd.	259,000	1,840,221
	Chong Hong Construction Co., Ltd.	1,052,665	3,216,759
	Chun YU Works & Co., Ltd.	1,229,000	667,366
	Chun Yuan Steel Industry Co., Ltd.	2,618,529	871,555
	Chung Hsin Electric & Machinery Manufacturing Corp.	1,973,375	2,062,534
	Chung Hung Steel Corp.	6,006,979	1,659,907
	Chung Hwa Food Industrial Co., Ltd.	106,850	322,355
#*	Chung Hwa Pulp Corp.	2,870,405	815,438
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	139,000	246,650
	Chunghwa Precision Test Tech Co., Ltd.	9,000	257,753
*	Chuwa Wool Industry Co., Taiwan Ltd.	25,000	35,561
	Chyang Sheng Dyeing & Finishing Co., Ltd.	719,000	278,577

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Cleanaway Co., Ltd.	475,000	$2,507,205
	Clevo Co.	3,300,200	3,708,388
#	CMC Magnetics Corp.	7,492,498	1,924,241
	C-Media Electronics, Inc.	60,000	62,805
#*	CoAsia Electronics Corp.	591,397	234,484
	Coland Holdings, Ltd.	171,000	155,916
#	Collins Co., Ltd.	562,431	261,936
	Compeq Manufacturing Co., Ltd.	286,000	474,089
#	Compucase Enterprise	444,000	462,472
#*	Concord Securities Co., Ltd.	3,724,723	1,302,106
#	Concraft Holding Co., Ltd.	315,516	1,380,152
	Continental Holdings Corp.	2,608,320	1,212,041
	Contrel Technology Co., Ltd.	821,000	410,025
#	Coremax Corp.	379,275	773,589
	Coretronic Corp.	2,800,200	3,396,662
	Co-Tech Development Corp.	1,202,533	1,691,331
	Cowealth Medical Holding Co., Ltd.	195,972	231,778
#*	Coxon Precise Industrial Co., Ltd.	583,000	243,217
#	Creative Sensor, Inc.	565,000	326,121
*	Crowell Development Corp.	36,000	29,131
#*	CSBC Corp. Taiwan	1,346,676	1,140,074
#	CTCI Corp.	3,442,000	4,102,558
	C-Tech United Corp.	151,971	73,290
#	Cub Elecparts, Inc.	318,299	1,308,731
#	CviLux Corp.	410,040	430,969
	Cyberlink Corp.	303,697	1,117,381
#	CyberPower Systems, Inc.	279,000	773,633
#	CyberTAN Technology, Inc.	1,955,779	1,011,459
#	Cypress Technology Co., Ltd.	214,700	565,585
#	DA CIN Construction Co., Ltd.	1,226,711	929,760
#	Dadi Early-Childhood Education Group, Ltd.	205,357	1,240,912
	Dafeng TV, Ltd.	394,870	548,685
#	Da-Li Development Co., Ltd.	1,325,868	1,274,423
*	Danen Technology Corp.	496,421	113,898
#	Darfon Electronics Corp.	1,191,550	1,457,250
#*	Darwin Precisions Corp.	2,601,635	1,066,888
#	Davicom Semiconductor, Inc.	471,888	344,972
#	Daxin Materials Corp.	248,200	749,548
#	De Licacy Industrial Co., Ltd.	1,708,511	1,065,138
#	Delpha Construction Co., Ltd.	649,931	364,787
	Depo Auto Parts Ind Co., Ltd.	665,000	1,143,416
	Der Pao Construction Co., Ltd.	902,078	0
	Dimerco Data System Corp.	277,000	506,270
#	Dimerco Express Corp.	689,000	914,914
#	D-Link Corp.	3,358,668	2,014,850
	Donpon Precision, Inc.	104,000	48,528
	Draytek Corp.	332,000	311,040
#	Dyaco International, Inc.	142,813	367,329
	DYNACOLOR, Inc.	171,000	175,683
*	Dynamic Electronics Co., Ltd.	1,658,826	1,002,151
	Dynapack International Technology Corp.	759,000	2,160,970
#	E Ink Holdings, Inc.	4,895,000	6,837,525
	Eastern Media International Corp.	2,329,511	1,229,872
	ECOVE Environment Corp.	174,000	1,276,024
#	Edimax Technology Co., Ltd.	983,108	370,970
	Edison Opto Corp.	653,000	254,402
#	Edom Technology Co., Ltd.	1,013,968	580,196
#	eGalax_eMPIA Technology, Inc.	321,131	634,847
#	Egis Technology, Inc.	358,000	2,378,080

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Elan Microelectronics Corp.	1,666,400	$8,955,011
*	E-Lead Electronic Co., Ltd.	373,942	207,627
#	E-LIFE MALL Corp.	424,000	1,006,519
#	Elite Advanced Laser Corp.	815,226	1,948,492
	Elite Material Co., Ltd.	1,024,350	6,190,514
	Elite Semiconductor Microelectronics Technology, Inc.	1,572,200	2,148,013
*	Elitegroup Computer Systems Co., Ltd.	2,184,254	889,629
	eMemory Technology, Inc.	349,000	6,525,931
	Emerging Display Technologies Corp.	748,000	483,618
#	Ennoconn Corp.	316,378	2,828,595
	EnTie Commercial Bank Co., Ltd.	2,292,603	1,116,581
	Episil Holdings, Inc.	867,000	939,081
	Episil-Precision, Inc.	87,000	212,886
*	Epistar Corp.	6,300,000	9,753,014
	Eslite Spectrum Corp. (The)	72,000	190,750
#	Eson Precision Ind. Co., Ltd.	515,000	596,011
	Eternal Materials Co., Ltd.	5,129,985	5,420,971
*	Etron Technology, Inc.	2,320,000	786,956
#	Eurocharm Holdings Co., Ltd.	159,000	517,371
#*	Everest Textile Co., Ltd.	2,746,696	873,910
	Evergreen International Storage & Transport Corp.	3,457,000	1,574,682
	Everlight Chemical Industrial Corp.	2,601,606	1,469,682
	Everlight Electronics Co., Ltd.	2,383,000	2,960,626
#*	Everspring Industry Co., Ltd.	921,000	556,740
#	Excellence Opto, Inc.	72,000	62,764
#	Excelsior Medical Co., Ltd.	680,209	1,340,499
	EZconn Corp.	320,800	395,303
	Far Eastern Department Stores, Ltd.	7,240,000	5,820,192
	Far Eastern International Bank	15,117,659	5,676,802
#	Faraday Technology Corp.	1,080,305	1,733,525
#	Farglory F T Z Investment Holding Co., Ltd.	657,957	595,907
	Farglory Land Development Co., Ltd.	1,801,000	2,613,401
#*	Federal Corp.	2,365,238	1,819,299
#	Feedback Technology Corp.	191,200	520,055
	Feng Hsin Steel Co., Ltd.	2,930,100	5,274,206
	Firich Enterprises Co., Ltd.	169,000	166,278
#*	First Copper Technology Co., Ltd.	840,000	224,747
	First Hi-Tec Enterprise Co., Ltd.	404,205	608,728
	First Hotel	1,051,350	491,997
	First Insurance Co., Ltd. (The)	1,450,179	643,740
	First Steamship Co., Ltd.	2,924,424	944,164
#	FIT Holding Co., Ltd.	485,456	660,856
#	FLEXium Interconnect, Inc.	1,718,087	8,318,704
#	Flytech Technology Co., Ltd.	705,309	1,558,560
	FocalTech Systems Co., Ltd.	1,685,048	2,124,567
	FOCI Fiber Optic Communications, Inc.	199,000	170,916
	Forest Water Environment Engineering Co., Ltd.	281,133	441,974
	Formosa Advanced Technologies Co., Ltd.	946,000	1,153,194
	Formosa International Hotels Corp.	305,329	1,423,783
#	Formosa Laboratories, Inc.	630,089	1,074,146
#	Formosa Oilseed Processing Co., Ltd.	367,567	436,227
	Formosa Optical Technology Co., Ltd.	160,000	364,787
	Formosan Rubber Group, Inc.	1,635,952	964,623
#	Formosan Union Chemical	2,094,733	991,290
#	Fortune Electric Co., Ltd.	730,078	837,812
	Founding Construction & Development Co., Ltd.	1,035,623	567,509
#	Foxsemicon Integrated Technology, Inc.	373,027	2,630,786
#	Froch Enterprise Co., Ltd.	1,045,189	356,379
	FSP Technology, Inc.	926,427	755,887

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Fulgent Sun International Holding Co., Ltd.	646,033	$2,372,687
	Fullerton Technology Co., Ltd.	591,600	350,514
#	Fulltech Fiber Glass Corp.	2,105,313	733,830
	Fwusow Industry Co., Ltd.	867,138	584,659
	G Shank Enterprise Co., Ltd.	917,281	642,796
*	G Tech Optoelectronics Corp.	749,354	189,358
#	Gallant Precision Machining Co., Ltd.	848,000	606,658
#	Gamania Digital Entertainment Co., Ltd.	647,000	1,469,791
#	GCS Holdings, Inc.	440,000	800,681
#	GEM Services, Inc.	327,570	665,295
	Gemtek Technology Corp.	2,130,219	1,753,100
	General Interface Solution Holding, Ltd.	1,387,000	6,515,630
#	General Plastic Industrial Co., Ltd.	410,357	373,839
#	Generalplus Technology, Inc.	344,000	354,115
#	Genesys Logic, Inc.	462,000	1,213,172
	Genius Electronic Optical Co., Ltd.	278,917	6,450,407
#	Genmont Biotech, Inc.	299,000	233,333
*	GeoVision, Inc.	460,096	358,049
	Getac Technology Corp.	2,245,360	3,224,235
#*	Giantplus Technology Co., Ltd.	1,722,900	574,129
#	Gigabyte Technology Co., Ltd.	2,719,800	7,792,058
#	Gigasolar Materials Corp.	187,880	653,104
#*	Gigastorage Corp.	1,784,712	535,492
	Ginko International Co., Ltd.	295,000	1,392,201
	Global Brands Manufacture, Ltd.	1,638,359	868,674
#	Global Lighting Technologies, Inc.	363,000	1,362,771
	Global Mixed Mode Technology, Inc.	408,000	2,167,628
#	Global PMX Co., Ltd.	248,000	1,403,349
#	Global Unichip Corp.	479,000	4,761,723
	Globe Union Industrial Corp.	1,277,914	534,560
#	Gloria Material Technology Corp.	3,367,547	1,777,998
*	GlycoNex, Inc.	258,000	268,482
*	Gold Circuit Electronics, Ltd.	2,015,227	2,764,693
	Golden Friends Corp.	250,600	480,372
	Goldsun Building Materials Co., Ltd.	6,414,722	3,666,792
#	Good Will Instrument Co., Ltd.	353,869	276,772
#	Gourmet Master Co., Ltd.	529,000	1,695,158
	Grand Fortune Securities Co., Ltd.	1,054,000	342,061
	Grand Ocean Retail Group, Ltd.	549,000	443,628
*	Grand Pacific Petrochemical	5,907,000	2,794,377
#	Grand Plastic Technology Corp.	102,000	1,325,771
	GrandTech CG Systems, Inc.	301,750	414,244
	Grape King Bio, Ltd.	671,000	4,263,539
	Great China Metal Industry	1,052,000	746,979
	Great Taipei Gas Co., Ltd.	1,915,000	2,010,294
	Great Wall Enterprise Co., Ltd.	3,408,311	5,366,446
	Greatek Electronics, Inc.	1,754,000	3,130,213
*	Green Energy Technology, Inc.	1,570,850	3,217
#	GTM Holdings Corp.	753,150	587,829
#	Hannstar Board Corp.	2,308,954	3,295,754
#*	HannStar Display Corp.	15,963,505	3,759,321
#*	HannsTouch Solution, Inc.	3,119,782	1,016,304
	Hanpin Electron Co., Ltd.	347,000	339,813
	Harvatek Corp.	905,949	458,233
#	Hey Song Corp.	1,991,750	2,156,448
#	Hi-Clearance, Inc.	135,964	499,257
#	Highlight Tech Corp.	528,281	646,414
	HIM International Music, Inc.	79,710	283,961
	Hiroca Holdings, Ltd.	360,448	666,351

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hitron Technology, Inc.	721,557	$526,764
	Ho Tung Chemical Corp.	5,475,684	1,467,066
#*	Hocheng Corp.	1,803,700	498,378
	Hold-Key Electric Wire & Cable Co., Ltd.	205,908	59,047
#	Holiday Entertainment Co., Ltd.	559,800	1,258,029
	Holtek Semiconductor, Inc.	1,053,000	2,606,157
	Holy Stone Enterprise Co., Ltd.	781,910	2,882,279
	Hong Pu Real Estate Development Co., Ltd.	1,220,185	989,550
	Hong TAI Electric Industrial	1,283,000	495,457
#	Hong YI Fiber Industry Co.	880,652	473,566
#*	Horizon Securities Co., Ltd.	2,578,000	818,044
#	Hota Industrial Manufacturing Co., Ltd.	1,189,932	3,865,542
#	Hotron Precision Electronic Industrial Co., Ltd.	289,439	415,027
	Hsin Kuang Steel Co., Ltd.	1,597,443	1,456,960
#	Hsin Yung Chien Co., Ltd.	231,505	626,693
#	Hsing TA Cement Co.	488,162	282,512
	Hu Lane Associate, Inc.	397,866	1,026,487
	HUA ENG Wire & Cable Co., Ltd.	2,414,565	705,383
	Hua Yu Lien Development Co., Ltd.	30,000	37,667
	Huaku Development Co., Ltd.	1,401,816	4,066,887
	Huang Hsiang Construction Corp.	667,800	855,487
#	Hung Ching Development & Construction Co., Ltd.	1,021,000	719,982
	Hung Sheng Construction, Ltd.	3,404,064	1,998,837
	Huxen Corp.	233,244	402,010
*	Hwa Fong Rubber Industrial Co., Ltd.	1,618,890	697,889
#	Hwacom Systems, Inc.	442,000	254,141
#	Ibase Technology, Inc.	919,206	1,356,576
	IBF Financial Holdings Co., Ltd.	14,199,731	5,502,420
	Ichia Technologies, Inc.	1,499,000	803,294
#*	I-Chiun Precision Industry Co., Ltd.	997,313	291,587
	IEI Integration Corp.	723,832	1,245,137
	Infortrend Technology, Inc.	1,164,163	497,702
#	Info-Tek Corp.	404,000	239,777
#	Innodisk Corp.	371,121	2,305,254
#	Inpaq Technology Co., Ltd.	390,950	443,036
#	Insyde Software Corp.	114,000	433,982
#	Intai Technology Corp.	157,000	613,639
#*	Integrated Service Technology, Inc.	482,326	1,160,848
	IntelliEPI, Inc.	174,000	289,353
#	International CSRC Investment Holdings Co.	4,335,363	2,739,231
	International Games System Co., Ltd.	205,000	5,252,126
#	Iron Force Industrial Co., Ltd.	284,393	856,031
	I-Sheng Electric Wire & Cable Co., Ltd.	684,000	997,925
	ITE Technology, Inc.	872,095	2,115,918
#	ITEQ Corp.	1,389,040	6,342,591
	J Touch Corp.	11,000	0
#	Jarllytec Co., Ltd.	307,000	650,516
#	Jentech Precision Industrial Co., Ltd.	499,868	5,438,962
	Jess-Link Products Co., Ltd.	569,925	644,191
#	Jih Lin Technology Co., Ltd.	304,000	463,888
	Jih Sun Financial Holdings Co., Ltd.	10,416,434	3,764,233
	Jinan Acetate Chemical Co., Ltd.	53,900	242,121
	Jinli Group Holdings, Ltd.	839,681	247,368
#	JMC Electronics Co., Ltd.	208,000	383,645
#	Johnson Health Tech Co., Ltd.	221,000	512,524
#	Jourdeness Group, Ltd.	155,000	389,395
#*	K Laser Technology, Inc.	807,000	413,858
	Kaimei Electronic Corp.	801,756	951,490
#	Kaori Heat Treatment Co., Ltd.	441,197	998,001

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kaulin Manufacturing Co., Ltd.	709,330	$247,246
	KEE TAI Properties Co., Ltd.	2,518,473	851,059
#	Kenda Rubber Industrial Co., Ltd.	1,696,000	1,613,419
#	Kenmec Mechanical Engineering Co., Ltd.	1,161,000	709,485
	Kerry TJ Logistics Co., Ltd.	1,241,000	1,664,455
*	Key Ware Electronics Co., Ltd.	266,244	104,757
	Kindom Development Co., Ltd.	1,824,000	2,205,915
	King Chou Marine Technology Co., Ltd.	388,920	398,766
	King Slide Works Co., Ltd.	184,000	2,123,689
#	King Yuan Electronics Co., Ltd.	6,354,979	7,692,354
	King's Town Bank Co., Ltd.	4,831,701	5,918,683
*	King's Town Construction Co., Ltd.	533,074	642,852
	Kinik Co.	598,000	1,344,539
#*	Kinko Optical Co., Ltd.	704,000	839,475
	Kinpo Electronics	6,839,157	2,292,426
	Kinsus Interconnect Technology Corp.	1,620,000	4,265,276
#	KMC Kuei Meng International, Inc.	336,253	2,001,180
#	KNH Enterprise Co., Ltd.	589,020	755,409
#	KS Terminals, Inc.	735,482	1,046,139
	Kung Long Batteries Industrial Co., Ltd.	379,000	1,949,491
*	Kung Sing Engineering Corp.	2,500,991	857,937
	Kuo Toong International Co., Ltd.	1,526,648	821,113
#	Kuoyang Construction Co., Ltd.	1,672,621	1,601,008
	Kwong Fong Industries Corp.	498,691	234,848
	Kwong Lung Enterprise Co., Ltd.	454,000	669,687
	KYE Systems Corp.	1,433,672	410,223
	L&K Engineering Co., Ltd.	964,048	1,081,614
#	La Kaffa International Co., Ltd.	106,701	477,915
*	LAN FA Textile	1,347,933	337,521
#	Land Mark Optoelectronics Corp.	441,300	3,955,764
#	Lanner Electronics, Inc.	544,916	1,065,980
	Laser Tek Taiwan Co., Ltd.	410,504	335,801
	Laster Tech Corp., Ltd.	199,589	179,214
	Leader Electronics, Inc.	262,000	60,794
#*	Lealea Enterprise Co., Ltd.	4,621,892	1,159,512
	Ledlink Optics, Inc.	214,300	175,553
#	LEE CHI Enterprises Co., Ltd.	1,104,000	384,351
#	Lelon Electronics Corp.	418,300	665,462
	Lemtech Holdings Co., Ltd.	115,982	462,395
*	Leofoo Development Co., Ltd.	735,563	422,076
*	LES Enphants Co., Ltd.	152,655	31,042
*	Lextar Electronics Corp.	1,772,500	1,459,642
	Li Cheng Enterprise Co., Ltd.	519,184	553,874
	Li Peng Enterprise Co., Ltd.	4,236,897	877,083
#	Lian HWA Food Corp.	445,153	639,602
	Lida Holdings, Ltd.	336,400	375,067
	Lien Hwa Industrial Holdings Corp.	3,481,666	5,578,698
	Lifestyle Global Enterprise, Inc.	122,000	222,977
*	Lingsen Precision Industries, Ltd.	2,197,506	809,947
#	Lion Travel Service Co., Ltd.	235,000	549,365
	Lite-On Semiconductor Corp.	1,698,539	2,344,540
	Long Bon International Co., Ltd.	1,259,274	595,004
#	Longchen Paper & Packaging Co., Ltd.	5,433,993	2,726,393
#	Longwell Co.	714,000	1,322,739
	Lotes Co., Ltd.	426,923	6,558,958
#*	Lotus Pharmaceutical Co., Ltd.	189,000	503,429
	Lu Hai Holding Corp.	282,024	417,702
*	Lucky Cement Corp.	1,232,000	400,830
	Lumax International Corp., Ltd.	553,592	1,269,738

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lung Yen Life Service Corp.	1,110,000	$2,228,904
#*	LuxNet Corp.	660,501	638,354
#	Macauto Industrial Co., Ltd.	328,000	813,363
#	Machvision, Inc.	219,398	2,075,408
#	Macroblock, Inc.	213,010	678,919
	Makalot Industrial Co., Ltd.	1,145,010	7,061,821
#	Marketech International Corp.	227,000	909,104
#	Materials Analysis Technology, Inc.	291,041	933,369
#	Mayer Steel Pipe Corp.	782,567	416,882
	Maywufa Co., Ltd.	69,322	42,387
#	Mechema Chemicals International Corp.	245,000	546,082
	Meiloon Industrial Co.	611,730	450,335
	Mercuries & Associates Holding, Ltd.	2,082,696	2,098,273
*	Mercuries Life Insurance Co., Ltd.	7,162,820	2,315,820
#	Merry Electronics Co., Ltd.	1,082,216	5,878,243
*	Microbio Co., Ltd.	2,595,607	6,480,666
#*	Microelectronics Technology, Inc.	367,655	283,562
	Mildef Crete, Inc.	284,000	425,791
#*	MIN AIK Technology Co., Ltd.	942,452	437,651
#	Mirle Automation Corp.	983,098	1,508,000
	Mitac Holdings Corp.	5,811,918	5,865,106
	Mobiletron Electronics Co., Ltd.	410,800	426,973
	Mosel Vitelic, Inc.	278,486	301,244
*	Motech Industries, Inc.	3,152,240	972,275
#	MPI Corp.	416,000	2,132,681
#	Nak Sealing Technologies Corp.	370,954	811,095
	Namchow Holdings Co., Ltd.	1,040,000	1,490,285
	Nan Kang Rubber Tire Co., Ltd.	2,414,952	3,733,079
#	Nan Liu Enterprise Co., Ltd.	246,000	2,216,121
#	Nan Ren Lake Leisure Amusement Co., Ltd.	784,000	268,300
	Nan Ya Printed Circuit Board Corp.	676,000	2,305,231
#	Nang Kuang Pharmaceutical Co., Ltd.	255,000	372,169
	Nantex Industry Co., Ltd.	1,526,606	1,856,571
	National Aerospace Fasteners Corp.	105,000	186,913
	National Petroleum Co., Ltd.	227,824	354,070
#	Netronix, Inc.	360,000	499,290
	New Best Wire Industrial Co., Ltd.	195,600	172,920
#	New Era Electronics Co., Ltd.	312,000	168,962
	Nexcom International Co., Ltd.	676,094	544,037
	Nichidenbo Corp.	1,055,417	1,710,236
*	Nien Hsing Textile Co., Ltd.	818,345	433,969
#	Niko Semiconductor Co., Ltd.	320,000	401,283
	Nishoku Technology, Inc.	197,400	523,513
	Nova Technology Corp.	67,000	316,823
#	Nuvoton Technology Corp.	709,127	1,118,820
#	O-Bank Co., Ltd.	1,862,000	439,279
#*	Ocean Plastics Co., Ltd.	1,080,200	1,212,012
	OK Biotech Co., Ltd.	138,000	128,438
#	OptoTech Corp.	2,048,804	1,362,718
#	Orient Europharma Co., Ltd.	201,000	351,714
*	Orient Semiconductor Electronics, Ltd.	2,537,599	1,026,966
#	Oriental Union Chemical Corp.	3,471,267	1,831,739
#	O-TA Precision Industry Co., Ltd.	282,227	360,341
	Pacific Construction Co.	1,868,921	583,724
#	Pacific Hospital Supply Co., Ltd.	353,000	1,099,297
#	Paiho Shih Holdings Corp.	719,365	705,023
#	Pan Jit International, Inc.	1,653,486	1,654,177
	Pan-International Industrial Corp.	2,558,747	1,566,054
#	Panion & BF Biotech, Inc.	186,000	745,635

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Paragon Technologies Co., Ltd.	363,246	$374,274
#	Parpro Corp.	233,000	187,579
	PChome Online, Inc.	223,000	911,265
#	PCL Technologies, Inc.	268,810	1,191,849
	P-Duke Technology Co., Ltd.	329,950	744,391
#	Pharmally International Holding Co., Ltd.	441,605	1,978,601
*	Phihong Technology Co., Ltd.	1,846,401	564,076
	Phoenix Tours International, Inc.	264,482	268,150
	Pixart Imaging, Inc.	727,150	4,949,798
	Planet Technology Corp.	196,000	459,812
#	Plastron Precision Co., Ltd.	627,460	307,373
#	Plotech Co., Ltd.	632,000	408,349
#	Polytronics Technology Corp.	343,027	869,332
	Posiflex Technology, Inc.	121,457	347,332
#	Power Wind Health Industry, Inc.	182,205	1,093,052
	Poya International Co., Ltd.	152,098	3,193,850
	President Securities Corp.	4,773,524	2,673,023
#	Primax Electronics, Ltd.	2,264,000	3,239,005
	Prince Housing & Development Corp.	8,041,644	2,685,033
*	Princeton Technology Corp.	915,000	224,742
	Pro Hawk Corp.	104,000	575,264
	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co., Ltd.	972,000	1,085,192
*	Promise Technology, Inc.	59,160	10,012
#	Prosperity Dielectrics Co., Ltd.	638,559	1,092,000
	Qisda Corp.	7,208,900	4,115,781
	QST International Corp.	370,000	552,460
	Qualipoly Chemical Corp.	541,048	468,530
#	Quang Viet Enterprise Co., Ltd.	262,000	1,163,406
#	Quanta Storage, Inc.	1,196,000	1,333,223
*	Quintain Steel Co., Ltd.	1,362,823	339,463
	Radiant Opto-Electronics Corp.	821,000	3,510,108
	Radium Life Tech Co., Ltd.	5,152,242	1,714,577
#	Rafael Microelectronics, Inc.	129,000	626,729
	Rechi Precision Co., Ltd.	2,063,181	1,352,490
#	Rexon Industrial Corp., Ltd.	581,000	1,598,368
	Rich Development Co., Ltd.	3,978,036	1,248,224
#	RichWave Technology Corp.	301,900	2,768,069
*	Right WAY Industrial Co., Ltd.	119,384	51,165
*	Ritek Corp.	8,227,924	1,508,515
#*	Roo Hsing Co., Ltd.	2,461,000	1,204,256
*	Rotam Global Agrosciences, Ltd.	497,268	225,831
	Ruentex Development Co., Ltd.	956,000	1,657,244
#	Ruentex Engineering & Construction Co.	209,000	421,928
	Ruentex Industries, Ltd.	1,991,000	4,360,965
*	Sagittarius Life Science Corp.	37,889	51,491
	Samebest Co., Ltd.	144,420	258,715
	Sampo Corp.	1,841,861	1,448,148
#	San Fang Chemical Industry Co., Ltd.	1,122,647	780,098
	San Far Property, Ltd.	540,761	326,527
	San Shing Fastech Corp.	751,875	1,167,864
#	Sanitar Co., Ltd.	245,000	247,466
	Sanyang Motor Co., Ltd.	3,554,628	2,533,955
#	SCI Pharmtech, Inc.	331,395	1,387,229
#	Scientech Corp.	270,000	536,120
	SDI Corp.	855,000	1,333,253
	Sea Sonic Electronics Co., Ltd.	45,000	128,308
#	Senao International Co., Ltd.	589,541	564,719
#	Senao Networks, Inc.	154,000	511,941

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sercomm Corp.	1,306,000	$3,523,308
#	Sesoda Corp.	1,219,370	919,785
#	Shan-Loong Transportation Co., Ltd.	453,000	456,606
#	Sharehope Medicine Co., Ltd.	401,612	538,001
	Sheng Yu Steel Co., Ltd.	786,980	472,221
	ShenMao Technology, Inc.	425,891	297,624
	Shieh Yih Machinery Industry Co., Ltd.	166,000	65,678
#	Shih Her Technologies, Inc.	233,000	405,410
*	Shih Wei Navigation Co., Ltd.	731,081	145,738
#	Shihlin Electric & Engineering Corp.	1,759,000	2,736,542
	Shin Hai Gas Corp.	1,245	1,779
	Shin Zu Shing Co., Ltd.	916,144	4,820,943
*	Shinih Enterprise Co., Ltd.	71,000	49,862
*	Shining Building Business Co., Ltd.	2,684,814	864,677
#	Shinkong Insurance Co., Ltd.	1,315,131	1,538,734
#	Shinkong Synthetic Fibers Corp.	7,353,395	2,798,817
	Shinkong Textile Co., Ltd.	979,542	1,485,004
#	Shiny Chemical Industrial Co., Ltd.	453,637	1,757,211
*	Shuttle, Inc.	2,051,152	662,957
	Sigurd Microelectronics Corp.	2,353,907	3,502,667
#*	Silicon Integrated Systems Corp.	2,639,887	1,118,496
#	Sinbon Electronics Co., Ltd.	1,271,813	7,560,442
	Sincere Navigation Corp.	1,938,139	944,919
	Single Well Industrial Corp.	79,224	56,081
	Sinher Technology, Inc.	316,000	454,640
	Sinmag Equipment Corp.	227,056	604,593
	Sinon Corp.	2,427,510	1,632,504
#	Sinopower Semiconductor, Inc.	41,000	125,958
#	Sinphar Pharmaceutical Co., Ltd.	935,938	1,341,772
	Sinyi Realty Co.	1,439,660	1,416,356
	Sirtec International Co., Ltd.	596,600	541,374
#	Sitronix Technology Corp.	631,879	3,242,727
	Siward Crystal Technology Co., Ltd.	904,000	706,933
	Soft-World International Corp.	376,000	1,297,672
#*	Solar Applied Materials Technology Co.	1,849,207	2,732,484
#	Solomon Technology Corp.	740,000	485,112
	Solteam, Inc.	347,034	357,432
	Sonix Technology Co., Ltd.	854,000	1,546,572
	Southeast Cement Co., Ltd.	919,700	513,418
#*	Speed Tech Corp.	435,000	1,301,209
#	Spirox Corp.	485,824	498,544
#	Sporton International, Inc.	383,192	3,257,180
#	St Shine Optical Co., Ltd.	280,000	2,960,916
#	Standard Chemical & Pharmaceutical Co., Ltd.	510,571	726,609
	Stark Technology, Inc.	568,688	1,265,944
	Sun Yad Construction Co., Ltd.	210,000	90,764
#*	Sunko INK Co., Ltd.	865,000	294,560
#	SunMax Biotechnology Co., Ltd.	89,000	230,140
	Sunny Friend Environmental Technology Co., Ltd.	363,000	3,225,377
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,067,487	2,020,012
	Sunplus Technology Co., Ltd.	3,060,000	1,286,639
#	Sunrex Technology Corp.	628,612	997,537
	Sunspring Metal Corp.	542,000	423,682
	Sunty Development Co., Ltd.	42,000	18,691
	Supreme Electronics Co., Ltd.	2,154,508	2,183,226
	Swancor Holding Co., Ltd.	391,206	1,401,980
	Sweeten Real Estate Development Co., Ltd.	730,061	549,130
#	Symtek Automation Asia Co., Ltd.	315,069	710,069
	Syncmold Enterprise Corp.	626,750	1,697,929

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Synmosa Biopharma Corp.	785,449	$642,688
#	Sysage Technology Co., Ltd.	686,041	987,370
	Systex Corp.	1,015,388	2,809,251
	T3EX Global Holdings Corp.	571,117	566,931
#	TA Chen Stainless Pipe	5,061,496	4,023,460
	Ta Liang Technology Co., Ltd.	298,000	443,183
#	Ta Ya Electric Wire & Cable	3,557,318	1,362,688
	Ta Yih Industrial Co., Ltd.	153,000	297,713
#	Tah Hsin Industrial Corp.	534,600	944,187
	TAI Roun Products Co., Ltd.	201,000	75,152
#	TA-I Technology Co., Ltd.	461,788	1,146,197
#*	Tai Tung Communication Co., Ltd.	547,197	330,056
	Taichung Commercial Bank Co., Ltd.	15,358,514	6,134,159
#	TaiDoc Technology Corp.	301,470	2,597,464
	Taiflex Scientific Co., Ltd.	1,109,340	1,944,012
#	Taimide Tech, Inc.	613,262	969,157
#	Tainan Enterprises Co., Ltd.	630,370	395,024
#	Tainan Spinning Co., Ltd.	7,976,044	2,994,367
*	Tainergy Tech Co., Ltd.	887,405	546,673
	Tainet Communication System Corp.	66,000	106,083
	Tai-Saw Technology Co., Ltd.	235,120	224,132
#	TaiSol Electronics Co., Ltd.	63,000	176,182
#	Taisun Enterprise Co., Ltd.	1,253,648	948,671
#	Taita Chemical Co., Ltd.	1,233,497	673,629
#	Taiwan Chinsan Electronic Industrial Co., Ltd.	616,935	742,827
	Taiwan Cogeneration Corp.	2,247,566	3,017,828
	Taiwan Fertilizer Co., Ltd.	532,000	1,014,202
	Taiwan Fire & Marine Insurance Co., Ltd.	1,353,338	907,535
	Taiwan FU Hsing Industrial Co., Ltd.	1,054,000	1,407,770
#*	Taiwan Glass Industry Corp.	736,000	253,976
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,571,468	2,870,175
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	989,120	758,692
	Taiwan Kolin Co., Ltd.	1,356,000	0
*	Taiwan Land Development Corp.	4,264,991	1,012,110
	Taiwan Line Tek Electronic	311,777	278,716
#	Taiwan Mask Corp.	197,000	194,337
	Taiwan Navigation Co., Ltd.	1,202,777	639,661
	Taiwan Optical Platform Co., Ltd.	9,547	39,729
	Taiwan Paiho, Ltd.	1,548,287	3,413,000
#	Taiwan PCB Techvest Co., Ltd.	1,451,238	1,824,582
*	Taiwan Prosperity Chemical Corp.	206,622	125,688
	Taiwan Sakura Corp.	1,123,803	1,935,056
#	Taiwan Sanyo Electric Co., Ltd.	417,400	494,731
	Taiwan Secom Co., Ltd.	196,000	575,422
	Taiwan Semiconductor Co., Ltd.	1,446,000	1,839,144
	Taiwan Shin Kong Security Co., Ltd.	1,686,710	2,164,038
	Taiwan Steel Union Co., Ltd.	18,000	38,433
#	Taiwan Styrene Monomer	3,088,209	1,556,535
#	Taiwan Surface Mounting Technology Corp.	1,465,388	6,740,551
	Taiwan Taxi Co., Ltd.	69,740	217,521
	Taiwan TEA Corp.	4,887,897	2,778,884
	Taiwan Union Technology Corp.	1,414,000	6,553,428
	Taiyen Biotech Co., Ltd.	592,883	641,932
*	Tatung Co., Ltd.	5,982,015	3,263,427
	Tayih Lun An Co., Ltd.	242,890	132,616
	TCI Co., Ltd.	454,746	4,393,740
	Te Chang Construction Co., Ltd.	334,206	322,617
	Tehmag Foods Corp.	136,800	1,012,904
	Ten Ren Tea Co., Ltd.	164,980	208,518

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tera Autotech Corp.	85,000	$80,692
	Test Research, Inc.	976,820	1,805,063
	Test-Rite International Co., Ltd.	1,697,495	1,263,837
*	Tex-Ray Industrial Co., Ltd.	545,000	398,088
#	Thinking Electronic Industrial Co., Ltd.	416,204	1,382,221
#	Thye Ming Industrial Co., Ltd.	955,669	985,978
*	Ton Yi Industrial Corp.	5,070,644	1,569,327
	Tong Hsing Electronic Industries, Ltd.	1,200,240	5,761,097
	Tong Yang Industry Co., Ltd.	2,233,741	2,637,096
	Tong-Tai Machine & Tool Co., Ltd.	1,386,892	594,656
	TOPBI International Holdings, Ltd.	492,922	669,487
	Topco Scientific Co., Ltd.	971,087	3,847,144
	Topco Technologies Corp.	283,720	608,769
#	Topkey Corp.	284,000	1,553,310
#	Topoint Technology Co., Ltd.	801,898	607,383
#	Toung Loong Textile Manufacturing	523,000	482,864
*	TPK Holding Co., Ltd.	2,128,000	3,776,140
	Trade-Van Information Services Co.	255,000	413,314
	Transart Graphics Co., Ltd.	18,000	38,340
	Transcend Information, Inc.	1,084,000	2,437,112
	Tsang Yow Industrial Co., Ltd.	299,000	155,830
	Tsann Kuen Enterprise Co., Ltd.	357,686	229,033
#	TSC Auto ID Technology Co., Ltd.	160,470	952,724
*	TSEC Corp.	2,053,432	1,123,612
#	TSRC Corp.	3,862,200	2,038,905
	Ttet Union Corp.	249,000	1,007,628
#	TTFB Co., Ltd.	60,000	475,012
	TTY Biopharm Co., Ltd.	1,294,979	3,107,118
	Tung Ho Steel Enterprise Corp.	4,772,000	3,842,151
#*	Tung Thih Electronic Co., Ltd.	304,600	768,226
	TURVO International Co., Ltd.	339,922	752,862
	TXC Corp.	1,706,053	4,378,630
	TYC Brother Industrial Co., Ltd.	1,252,980	952,415
*	Tycoons Group Enterprise	2,401,767	365,020
#	Tyntek Corp.	1,690,039	780,823
	UDE Corp.	402,000	457,123
#	Ultra Chip, Inc.	351,000	293,081
	U-Ming Marine Transport Corp.	2,582,000	2,445,668
	Union Bank Of Taiwan	9,734,122	3,456,323
	Union Insurance Co., Ltd.	335,660	204,542
#	Unitech Computer Co., Ltd.	567,804	531,197
#	Unitech Printed Circuit Board Corp.	3,280,937	2,836,484
#	United Integrated Services Co., Ltd.	864,951	6,069,843
	United Orthopedic Corp.	508,935	593,443
	United Radiant Technology	545,000	248,539
*	United Renewable Energy Co., Ltd.	16,920,108	5,217,518
*	Unity Opto Technology Co., Ltd.	2,760,500	291,179
	Univacco Technology, Inc.	32,000	24,549
	Universal Cement Corp.	2,753,433	1,607,733
#	Universal Microwave Technology, Inc.	314,534	868,055
#*	Unizyx Holding Corp.	1,638,430	952,883
	UPC Technology Corp.	5,957,124	1,911,375
#	Userjoy Technology Co., Ltd.	186,276	499,570
	USI Corp.	5,646,156	2,216,433
#*	Usun Technology Co., Ltd.	295,200	332,603
	Utechzone Co., Ltd.	328,000	565,176
	Ve Wong Corp.	660,696	679,094
#	VHQ Media Holdings, Ltd.	118,000	244,429
	Victory New Materials, Ltd. Co.	902,832	328,257

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Visual Photonics Epitaxy Co., Ltd.	881,772	$2,606,873
#	Vivotek, Inc.	184,704	463,419
#	Wafer Works Corp.	2,761,548	3,507,155
#	Waffer Technology Corp.	619,000	300,959
	Wah Hong Industrial Corp.	144,021	119,252
	Wah Lee Industrial Corp.	1,058,000	1,975,575
#	Walsin Lihwa Corp.	2,541,000	1,243,177
#*	Walton Advanced Engineering, Inc.	1,745,197	576,170
	Wan Hai Lines, Ltd.	709,000	421,425
	WAN HWA Enterprise Co.	545,238	226,179
#*	Ways Technical Corp., Ltd.	189,000	111,178
*	We & Win Development Co., Ltd.	161,000	54,215
	We&Win Diversification Co., Ltd.	95,000	49,314
	Wei Chuan Foods Corp.	1,918,000	1,316,577
	Wei Mon Industry Co., Ltd.	3,075,282	0
#	Weikeng Industrial Co., Ltd.	2,020,459	1,173,249
#	Well Shin Technology Co., Ltd.	553,000	854,827
	Weltrend Semiconductor	182,000	184,907
*	Wha Yu Industrial Co., Ltd.	301,000	139,029
	Wholetech System Hitech, Ltd.	207,000	196,348
	Winmate, Inc.	192,000	403,512
	Winstek Semiconductor Co., Ltd.	365,000	297,045
*	Wintek Corp.	5,447,000	63,796
#	Wisdom Marine Lines Co., Ltd.	2,395,241	1,768,312
	Wistron NeWeb Corp.	1,848,155	4,064,468
	Wowprime Corp.	380,000	925,454
	WT Microelectronics Co., Ltd.	1,650,450	2,365,806
#	WUS Printed Circuit Co., Ltd.	1,111,930	1,219,608
	XAC Automation Corp.	461,000	385,624
#*	XinTec, Inc.	108,000	462,451
#	X-Legend Entertainment Co., Ltd.	106,000	231,699
	XPEC Entertainment, Inc.	192,135	16,266
	Xxentria Technology Materials Corp.	802,207	1,389,019
*	Yang Ming Marine Transport Corp.	7,599,981	1,636,298
	YC INOX Co., Ltd.	2,223,388	1,758,032
#	YCC Parts Manufacturing Co., Ltd.	235,000	356,998
*	Yea Shin International Development Co., Ltd.	897,076	456,984
#	Yem Chio Co., Ltd.	2,788,673	1,100,112
#	Yeong Guan Energy Technology Group Co., Ltd.	449,929	1,431,810
	YFC-Boneagle Electric Co., Ltd.	577,000	376,919
	YFY, Inc.	8,198,212	3,826,610
	Yi Jinn Industrial Co., Ltd.	1,231,284	555,080
	Yieh Phui Enterprise Co., Ltd.	9,058,049	2,566,051
#	Yonyu Plastics Co., Ltd.	426,600	475,990
	Young Fast Optoelectronics Co., Ltd.	631,872	508,369
#*	Young Optics, Inc.	143,000	305,619
#	Youngtek Electronics Corp.	638,666	1,503,350
	Yuanta Futures Co., Ltd.	351,178	659,189
	Yulon Finance Corp.	723,928	2,597,690
*	Yulon Motor Co., Ltd.	5,397,000	4,372,494
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	396,869	959,542
	Yungshin Construction & Development Co., Ltd.	604,000	690,548
	YungShin Global Holding Corp.	1,077,015	1,680,371
	Yungtay Engineering Co., Ltd.	17,000	31,932
	Yusin Holding Corp.	6,721	14,058
	Zeng Hsing Industrial Co., Ltd.	314,107	1,421,499
	Zenitron Corp.	1,153,000	732,145
#	Zero One Technology Co., Ltd.	594,000	872,442
#*	Zig Sheng Industrial Co., Ltd.	3,070,732	714,086

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Zinwell Corp.	1,817,586	$1,157,568
#	Zippy Technology Corp.	713,948	813,275
#	ZongTai Real Estate Development Co., Ltd.	906,849	1,126,385
TOTAL TAIWAN			1,092,863,477
THAILAND — (3.3%)
	AAPICO Hitech PCL	82,700	22,410
	AAPICO Hitech PCL	966,439	261,891
	Advanced Information Technology PCL, Class F	838,500	462,509
	AEON Thana Sinsap Thailand PCL	411,400	1,424,876
	After You PCL	1,491,000	408,821
	AJ Plast PCL	1,105,488	620,413
	Allianz Ayudhya Capital PCL	195,200	215,185
	Alucon PCL	2,200	10,442
	Amanah Leasing PCL	1,161,500	93,866
	Amata Corp. PCL	5,012,510	2,411,213
	Amata VN PCL, Class F	28,100	4,866
	Ananda Development PCL	9,957,600	466,226
	AP Thailand PCL	15,094,016	2,976,933
*	Asia Aviation PCL	17,911,400	1,039,674
	Asia Plus Group Holdings PCL	10,182,300	564,912
	Asia Sermkij Leasing PCL	1,115,600	608,200
	Asian Insulators PCL	12,731,600	543,030
	Bangchak Corp. PCL	6,063,900	3,772,618
	Bangkok Airways PCL	5,194,400	949,509
	Bangkok Aviation Fuel Services PCL	1,285,146	849,002
	Bangkok Chain Hospital PCL	5,905,437	2,840,746
	Bangkok Insurance PCL	195,981	1,784,931
	Bangkok Land PCL	80,405,270	2,707,465
	Bangkok Life Assurance PCL	1,095,400	569,085
*	Bangkok Ranch PCL	4,278,300	242,847
	Bangkok Rubber Pub Co.	14,600	0
	Banpu PCL	12,020,900	2,139,533
	Banpu Power PCL	1,249,000	604,823
	Beauty Community PCL	11,586,700	520,208
*	BEC World PCL	6,998,448	1,027,913
*	Better World Green PCL	14,328,300	284,889
	BG Container Glass PCL	455,200	140,140
	Brooker Group PCL (The)	1,909,700	24,497
*	Buriram Sugar PCL	1,103,400	99,786
	Cal-Comp Electronics Thailand PCL, Class F	16,244,644	984,603
	Central Paper Industry PCL	20	0
*	Central Plaza Hotel PCL	2,661,300	1,911,749
	CH Karnchang PCL	6,742,400	3,956,896
	Charoong Thai Wire & Cable PCL, Class F	968,400	156,832
	Chularat Hospital PCL, Class F	24,489,000	1,821,999
	CIMB Thai Bank PCL	8,597,100	159,908
*	CK Power PCL	7,111,800	1,151,755
*	COL PCL	691,200	350,227
	Com7 PCL, Class F	3,219,600	3,949,321
	Communication & System Solution PCL	865,600	44,137
*	Country Group Development PCL	25,028,900	481,595
*	Country Group Holdings PCL	9,214,500	215,717
	Demco PCL	260,300	25,377
	Dhipaya Insurance PCL	2,523,300	2,346,691
	Diamond Building Products PCL	58,000	11,253
	Do Day Dream PCL	494,100	234,512
	Dusit Thani PCL	114,500	25,704
	Dynasty Ceramic PCL	19,489,680	1,512,548

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Eastern Polymer Group PCL, Class F	5,781,700	$904,825
	Eastern Power Group PCL	2,357,508	320,559
	Eastern Water Resources Development and Management PCL, Class F	3,948,500	1,253,593
*	Ekachai Medical Care PCL	927,600	123,749
	Erawan Group PCL (The)	8,429,770	897,517
*	Esso Thailand PCL	5,679,400	1,384,220
	Forth Corp. PCL	2,232,200	436,669
	Forth Smart Service PCL	1,883,800	389,658
	Fortune Parts Industry PCL, Class F	2,699,300	129,847
	GFPT PCL	3,128,700	1,334,457
	Global Green Chemicals PCL, Class F	2,214,800	653,449
	GMM Grammy PCL	154,160	48,202
*	Grande Asset Hotels & Property PCL	1,507,800	25,144
*	Group Lease PCL	1,644,700	171,947
	Gunkul Engineering PCL	20,209,780	1,736,943
	Haad Thip PCL	400,500	227,334
	Hana Microelectronics PCL	3,359,596	3,905,567
	Humanica PCL	41,600	10,939
*	ICC International PCL	204,600	195,201
	Ichitan Group PCL	4,699,800	1,333,864
*	Interlink Communication PCL	900,400	118,388
*	Italian-Thai Development PCL	23,689,827	797,701
*	ITV PCL	2,785,600	0
	Jasmine International PCL	8,204,700	905,128
	Jubilee Enterprise PCL	272,500	149,435
	JWD Infologistics PCL	415,000	81,183
	Kang Yong Electric PCL	6,000	60,226
	Karmarts PCL	3,724,500	332,049
	KCE Electronics PCL	4,459,800	4,004,631
	KGI Securities Thailand PCL	8,329,000	908,157
	Khon Kaen Sugar Industry PCL	11,736,637	752,771
	Khonburi Sugar PCL	138,500	14,302
	Kiatnakin Bank PCL	1,200,800	1,492,215
	Lalin Property PCL	194,800	27,737
	Lam Soon Thailand PCL	1,442,400	202,604
	Lanna Resources PCL	672,250	155,222
	Lee Feed Mill PCL	67,000	4,899
	LH Financial Group PCL	46,692,539	1,482,422
*	Loxley PCL	9,362,676	459,389
	LPN Development PCL	8,527,002	1,334,459
	Major Cineplex Group PCL	3,565,700	1,635,196
	MBK PCL	6,460,500	2,444,765
*	MCOT PCL	1,771,900	272,753
	MCS Steel PCL	1,979,600	850,690
	Mega Lifesciences PCL	2,083,500	2,255,051
	Millcon Steel PCL	3,497,033	77,382
	Modernform Group PCL	2,521,500	194,070
*	Mono Technology PCL, Class F	6,028,600	514,265
	Muang Thai Insurance PCL	61,288	169,030
	Namyong Terminal PCL	3,014,700	280,370
*	Nava Nakorn PCL	1,852,800	121,213
*	Nawarat Patanakarn PCL	2,154,200	36,614
	Netbay PCL	596,700	574,072
	Noble Development PCL	560,700	195,995
	Nonthavej Hospital PCL	8,400	11,314
	Northeast Rubber PCL	141,900	12,651
*	Nusasiri PCL	2,408,400	25,488
	Origin Property PCL, Class F	4,930,750	1,043,629
	PCS Machine Group Holding PCL	1,737,100	250,684

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Plan B Media Pcl, Class F	11,250,600	$1,930,272
	Platinum Group PCL (The), Class F	3,236,300	261,540
	Polyplex Thailand PCL	1,836,150	1,377,885
	Power Solution Technologies PCL, Class F	8,101,420	431,279
*	Precious Shipping PCL	4,758,550	816,427
	Premier Marketing PCL	2,465,900	521,925
	Prima Marine PCL	4,033,200	1,196,411
*	Principal Capital PCL	1,537,400	141,007
	Property Perfect PCL	48,597,330	623,392
	Pruksa Holding PCL	4,551,200	1,649,276
	PTG Energy PCL	3,978,600	2,411,466
	Pylon PCL	1,829,000	299,139
	Quality Houses PCL	48,747,726	3,314,204
*	Raimon Land PCL	13,342,000	282,393
	Rajthanee Hospital PCL	845,900	585,952
	Ratchthani Leasing PCL	6,929,437	786,666
*	Regional Container Lines PCL	2,229,800	201,653
	Rojana Industrial Park PCL	5,863,054	808,503
	RS PCL	2,386,300	1,408,095
	S 11 Group PCL	1,318,400	211,401
	Sabina PCL	1,072,000	601,619
	Saha Pathana Inter-Holding PCL	699,100	1,373,202
*	Sahakol Equipment PCL	2,553,800	130,219
	Sahamitr Pressure Container PCL	676,000	247,139
	Saha-Union PCL	890,100	956,253
	Samart Corp. PCL	3,572,600	572,853
*	Samart Digital Public Co., Ltd.	371,200	1,667
	Samart Telcoms PCL	1,185,800	209,153
	Sansiri PCL	71,609,910	1,630,499
	Sappe PCL	657,800	371,275
	SC Asset Corp. PCL	12,259,015	896,354
	SEAFCO PCL	3,720,302	829,186
	Sena Development PCL	3,371,933	291,966
*	Sermsang Power Corp. Co., Ltd.	1,133,800	281,791
	Siam City Cement PCL	21,754	105,343
	Siam Future Development PCL	7,765,647	1,065,885
	Siam Wellness Group PCL, Class F	2,910,900	508,760
	Siamgas & Petrochemicals PCL	5,263,300	1,502,233
	Singha Estate PCL	23,379,354	1,222,107
	Sino-Thai Engineering & Construction PCL	5,649,000	2,681,158
	SNC Former PCL	626,400	180,794
	Somboon Advance Technology PCL	1,895,937	644,494
	Southern Concrete Pile PCL	115,700	22,448
	SPCG PCL	3,003,400	1,781,862
*	Sri Trang Agro-Industry PCL	4,847,608	3,925,346
*	Sriracha Construction PCL	785,100	176,243
	Srisawad Finance PCL	414,300	391,946
*	Srithai Superware PCL	9,605,200	197,140
	Srivichai Vejvivat PCL	688,600	146,851
	Star Petroleum Refining PCL	10,347,100	2,306,176
	STP & I PCL	5,828,964	788,847
	Supalai PCL	9,085,491	4,778,387
	Super Energy Corp. PCL	88,939,400	2,538,477
	Susco PCL	3,412,900	253,922
	SVI PCL	1,693,800	191,203
	Synnex Thailand PCL	450,340	164,640
	Syntec Construction PCL	7,032,800	347,327
	TAC Consumer PCL, Class F	1,991,500	386,389
	Taokaenoi Food & Marketing PCL, Class F	2,245,080	669,582

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Tapaco PCL	338,100	$42,503
*	Tata Steel Thailand PCL	19,785,100	228,418
	Thai Agro Energy PCL	1,956,100	164,354
*	Thai Airways International PCL	4,714,100	444,463
	Thai Central Chemical PCL	99,200	63,944
	Thai Nakarin Hospital PCL	338,300	360,730
	Thai Rayon PCL	40,200	33,519
*	Thai Reinsurance PCL	12,859,300	424,760
	Thai Solar Energy PCL, Class F	5,994,974	549,848
	Thai Stanley Electric PCL, Class F	207,400	1,060,861
	Thai Vegetable Oil PCL	2,809,375	2,635,267
*	Thai Wacoal PCL	78,000	113,188
	Thai Wah PCL, Class F	2,788,800	347,007
	Thaicom PCL	4,067,900	704,455
	Thaifoods Group PCL	4,336,400	656,388
	Thaire Life Assurance PCL	712,600	53,932
	Thanachart Capital PCL	275,800	307,353
	Thitikorn PCL	1,344,000	318,948
	Thoresen Thai Agencies PCL	8,825,754	854,767
	Tipco Asphalt PCL	3,567,000	3,202,950
	TIPCO Foods PCL	1,778,482	442,018
	TKS Technologies PCL	681,450	122,380
*	TMT Steel PCL	1,656,300	223,089
	TPC Power Holdings Co., Ltd.	1,592,900	669,189
	TPI Polene PCL	46,065,200	1,890,915
	TPI Polene Power PCL	13,795,400	1,769,634
	TQM Corp. PCL	190,400	815,150
	TTCL PCL	436,140	40,002
	TTW PCL	2,759,300	1,185,749
*	U City PCL, Class F	16,368,114	766,374
	UAC Global PCL	353,200	42,362
	Union Auction PCL	1,214,200	266,729
	Unique Engineering & Construction PCL	4,394,070	718,665
	United Paper PCL	2,025,400	759,951
	Univanich Palm Oil PCL	2,378,600	338,683
	Univentures PCL	4,605,100	440,093
*	Vanachai Group PCL	3,632,459	417,035
	Vibhavadi Medical Center PCL	4,782,100	236,172
	Vinythai PCL	1,626,834	1,241,679
	WHA Corp. PCL	6,493,300	670,518
	WHA Utilities and Power PCL	6,969,000	983,359
	Workpoint Entertainment PCL	1,529,740	485,671
TOTAL THAILAND			171,488,811
TURKEY — (1.5%)
*	Adese Alisveris Merkezleri Ticaret A.S.	1,099,020	338,879
*	Afyon Cimento Sanayi TAS	1,984,487	1,217,968
	Akcansa Cimento A.S.	232,748	426,227
	Aksa Akrilik Kimya Sanayii A.S.	1,106,016	1,177,218
*	Aksa Enerji Uretim A.S.	1,053,527	830,036
	Aksigorta A.S.	723,954	785,783
#*	Alarko Holding A.S.	883,782	689,393
#*	Albaraka Turk Katilim Bankasi A.S.	4,656,123	1,059,839
	Alkim Alkali Kimya A.S.	640,186	1,222,132
#	Anadolu Anonim Turk Sigorta Sirketi	1,578,650	1,444,854
#	Anadolu Cam Sanayii A.S.	1,119,550	785,172
	Anadolu Hayat Emeklilik A.S.	514,276	596,909
	AvivaSA Emeklilik ve Hayat A.S., Class A	211,469	413,958
#	Aygaz A.S.	509,098	923,661

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Bagfas Bandirma Gubre Fabrikalari A.S.	195,965	$474,939
*	Bera Holding A.S.	2,782,485	3,289,835
#*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	879,607	371,584
	Bizim Toptan Satis Magazalari A.S.	159,620	389,580
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	192,327	378,319
	Borusan Yatirim ve Pazarlama A.S.	31,790	415,076
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	286,187	463,186
*	Cimsa Cimento Sanayi VE Ticaret A.S.	431,660	722,427
	Deva Holding A.S.	195,430	577,856
#	Dogan Sirketler Grubu Holding A.S.	6,545,028	1,977,100
#	Dogus Otomotiv Servis ve Ticaret A.S.	272,399	665,645
	EGE Endustri VE Ticaret A.S.	6,492	674,691
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,385,387	1,250,285
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	76,729	260,749
*	Fenerbahce Futbol A.S.	190,973	366,632
*	Global Yatirim Holding A.S.	933,742	627,319
*	Goldas Kuyumculuk Sanayi Ithalat Ve B	8,540	0
*	Goodyear Lastikleri TAS	507,133	398,635
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	1,043,152	849,451
	GSD Holding A.S.	1,439,487	531,087
#*	Gubre Fabrikalari TAS	508,411	2,136,244
#	Hektas Ticaret TAS	777,982	1,650,435
*	Ihlas Holding A.S.	3,402,242	443,173
#	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	179,897	346,613
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	675,673	1,273,655
#*	Is Finansal Kiralama A.S.	1,765,589	1,021,750
	Is Yatirim Menkul Degerler A.S., Class A	973,297	1,093,563
*	Isiklar Enerji ve Yapi Holding A.S.	4,524,519	598,643
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	1,133,490	720,050
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	4,728,746	2,022,973
#	Kartonsan Karton Sanayi ve Ticaret A.S.	4,074	392,349
*	Kerevitas Gida Sanayi ve Ticaret A.S.	962,829	739,383
	Kordsa Teknik Tekstil A.S.	336,416	574,279
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	1,195,657	2,444,053
*	Kutahya Porselen Sanayi A.S.	7,678	36,204
*	Logo Yazilim Sanayi Ve Ticaret A.S.	123,524	1,607,135
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	202,837	1,200,849
*	Menderes Tekstil Sanayi ve Ticaret A.S.	219,539	95,841
#*	Metro Ticari ve Mali Yatirimlar Holding A.S.	1,698,921	483,546
#*	Migros Ticaret A.S.	456,336	2,939,446
*	MLP Saglik Hizmetleri A.S.	500,109	1,263,485
	Nergis Holding A.S.	1,784	0
*	NET Holding A.S.	1,416,103	511,850
#*	Netas Telekomunikasyon A.S.	164,979	396,343
	Nuh Cimento Sanayi A.S.	448,122	1,136,369
#*	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	3,675,778	1,327,486
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	51,098	1,233,318
*	Oyak Cimento Fabrikalari A.S.	1,496,960	1,774,561
#*	Parsan Makina Parcalari Sanayii A.S.	126,184	344,784
#*	Pegasus Hava Tasimaciligi A.S.	274,805	1,874,048
#*	Petkim Petrokimya Holding A.S.	1,740,749	974,373
	Polisan Holding A.S.	1,148,729	543,727
	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	0
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	339,969	252,206
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,375,197	1,337,271
#	Sasa Polyester Sanayi A.S.	566,919	1,098,517
#*	Sekerbank Turk A.S.	2,648,150	562,552
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	850,157	1,034,660
#	Soda Sanayii A.S.	2,698,030	2,525,270

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#	Tat Gida Sanayi A.S.	435,934	$719,633
#	TAV Havalimanlari Holding A.S.	360,988	860,876
#	Tekfen Holding A.S.	1,083,878	2,366,740
#	Trakya Cam Sanayii A.S.	2,957,173	1,602,492
#*	Turcas Petrol A.S.	822,759	426,588
	Turk Traktor ve Ziraat Makineleri A.S.	80,475	1,248,150
#*	Turkiye Sinai Kalkinma Bankasi A.S.	8,367,261	1,358,844
*	Ulker Biskuvi Sanayi A.S.	814,973	3,031,137
*	Vestel Elektronik Sanayi ve Ticaret A.S.	395,418	992,581
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	846,657	1,092,862
#*	Zorlu Enerji Elektrik Uretim A.S.	1,892,606	656,862
TOTAL TURKEY			80,964,194
UNITED ARAB EMIRATES — (0.1%)
	Air Arabia PJSC	2,036,714	638,917
	Amanat Holdings PJSC	794,396	184,327
*	Amlak Finance PJSC	809,929	74,724
*	Arabtec Holding PJSC	1,903,953	673,372
	Aramex PJSC	552,503	489,076
*	DAMAC Properties Dubai Co. PJSC	1,809,065	447,566
	Dana Gas PJSC	1,252,696	246,293
*	Deyaar Development PJSC	5,105,966	377,566
	Dubai Financial Market PJSC	528,693	116,494
	Dubai Investments PJSC	735,794	232,043
*	DXB Entertainments PJSC	3,197,905	106,514
*	Eshraq Investments PJSC	408,744	38,142
*	Gulf Navigation Holding PJSC	604,602	78,825
	National Central Cooling Co. PJSC	220,269	117,610
	RAK Properties PJSC	226,876	23,163
TOTAL UNITED ARAB EMIRATES			3,844,632
TOTAL COMMON STOCKS			5,068,426,439
PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
	AES Tiete Energia SA	7,992	4,596
	Alpargatas SA	1,117,611	6,740,095
*	AZUL SA	199,682	777,437
	Banco ABC Brasil SA	653,999	1,762,702
	Banco do Estado do Rio Grande do Sul SA, Class B	1,444,406	3,948,439
	Banco Pan SA	55,055	104,167
*	Banco Pine SA	87,300	51,712
	Centrais Eletricas Santa Catarina	80,500	834,853
	Cia de Saneamento do Parana	7,412,803	8,611,359
	Cia de Transmissao de Energia Eletrica Paulista	877,578	3,791,895
	Cia Energetica de Sao Paulo, Class B	1,432,460	8,787,172
	Cia Energetica do Ceara, Class A	126,639	1,614,380
	Cia Ferro Ligas da Bahia - FERBASA	317,134	1,093,073
	Cia Paranaense de Energia	601,999	7,660,368
*	Eucatex SA Industria e Comercio	196,878	237,768
*	Gol Linhas Aereas Inteligentes SA	8,548	29,348
	Grazziotin SA	12,400	60,734
	Marcopolo SA	4,272,811	2,440,881
	Randon SA Implementos e Participacoes	1,096,374	2,469,524
	Schulz SA	78,800	182,024
	Unipar Carbocloro SA	410,903	2,154,334

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	2,442,271	$3,806,283
TOTAL BRAZIL			57,163,144
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	657,545	894,607
COLOMBIA — (0.0%)
	Avianca Holdings SA	485,000	24,036
TOTAL PREFERRED STOCKS			58,081,787
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	CVC Brasil Operadora e Agencia de Viagens SA Rights 08/13/20	158,262	491,483
*	Gafisa SA Rights 06/15/20	3	0
TOTAL BRAZIL			491,483
CHILE — (0.0%)
*	Grupo Security SA Rights 08/18/20	804,048	0
INDIA — (0.0%)
*	Gateway Distriparks, Ltd. Rights 08/13/20	47,319	9,791
*	Mahindra & Mahindra Financial Services, Ltd. Rights 08/11/20	646,761	633,253
TOTAL INDIA			643,044
SOUTH AFRICA — (0.0%)
*	Foschini Group, Ltd. (The) Rights 08/07/20	294,674	472,341
#*	Sun International, Ltd. Rights 08/07/20	813,930	5,714
TOTAL SOUTH AFRICA			478,055
SOUTH KOREA — (0.0%)
*	Chorokbaem Media Co., Ltd. Rights 08/04/20	140,228	40,018
*	Jejuair Co., Ltd. Rights 08/06/20	20,903	44,739
*	Jejuair Co., Ltd. Rights 08/10/20	11,847	153,631
*	Pobis TNC Co., Ltd. Rights 07/09/20	250,676	27,353
*	SBW, Inc. Rights 08/10/20	582,784	114,463
TOTAL SOUTH KOREA			380,204
TAIWAN — (0.0%)
*	OK Biotech Co., Ltd.08/07/20	20,528	876
*	Shin Zu Shing Co., Ltd. Rights 08/24/20	37,799	56,774
TOTAL TAIWAN			57,650
THAILAND — (0.0%)
*	Better World Green PCL Rights 08/14/20	358,207	0
*	Northeast Rubber PCL	28,380	1,411
*	PP Prime PCL	72,300	324
*	Tapaco PCL Rights 03/18/22	169,050	1,735
TOTAL THAILAND			3,470
TOTAL RIGHTS/WARRANTS			2,053,906
TOTAL INVESTMENT SECURITIES (Cost $5,039,674,007)			5,128,562,132

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	10,871,899	$125,798,741
TOTAL INVESTMENTS — (100.0%)
(Cost $5,165,451,007)^^			$5,254,360,873
As of July 31, 2020, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	401	09/18/20	$62,646,393	$65,433,175	$2,786,782
Total Futures Contracts			$62,646,393	$65,433,175	$2,786,782
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$351,383	—	$351,383
Brazil	$291,055,269	—	—	291,055,269
Canada	3,971,099	—	—	3,971,099
Chile	56,834,285	140,932	—	56,975,217
China	79,846,949	1,089,259,497	—	1,169,106,446
Colombia	7,358,961	—	—	7,358,961
Greece	—	24,163,588	—	24,163,588
Hong Kong	—	4,425,096	—	4,425,096
Hungary	—	5,666,993	—	5,666,993
India	414,602	604,237,199	—	604,651,801
Indonesia	348,363	93,763,627	—	94,111,990
Malaysia	—	122,741,055	—	122,741,055
Mexico	120,738,857	15,897	—	120,754,754
Philippines	63,842	51,651,907	—	51,715,749
Poland	—	58,197,115	—	58,197,115
Qatar	—	10,196,872	—	10,196,872
Russia	20,489,880	—	—	20,489,880
Saudi Arabia	340,490	32,748,678	—	33,089,168
South Africa	37,064,830	211,029,487	—	248,094,317
South Korea	2,327,948	789,820,624	—	792,148,572
Taiwan	111,860	1,092,751,617	—	1,092,863,477
Thailand	171,488,811	—	—	171,488,811
Turkey	—	80,964,194	—	80,964,194
United Arab Emirates	—	3,844,632	—	3,844,632
Preferred Stocks
Brazil	57,163,144	—	—	57,163,144
Chile	894,607	—	—	894,607
Colombia	24,036	—	—	24,036
Rights/Warrants
Brazil	—	491,483	—	491,483
India	—	643,044	—	643,044
South Africa	—	478,055	—	478,055
South Korea	—	380,204	—	380,204
Taiwan	—	57,650	—	57,650
Thailand	—	3,470	—	3,470

The Emerging Markets Small Cap Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$125,798,741	—	$125,798,741
Futures Contracts**	$2,786,782	—	—	2,786,782
TOTAL	$853,324,615	$4,403,823,040	—	$5,257,147,655
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Tax-Managed U.S. Marketwide Value Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (15.6%)
	Activision Blizzard, Inc.	496,359	$41,014,144
#*	AMC Networks, Inc., Class A	6,800	157,080
	AT&T, Inc.	7,109,251	210,291,645
	ATN International, Inc.	684	39,419
#	Beasley Broadcast Group, Inc., Class A	9,471	16,764
#*	Cars.com, Inc.	39,542	321,081
#	CenturyLink, Inc.	539,862	5,209,668
*	Charter Communications, Inc., Class A	339,394	196,848,520
	Cinemark Holdings, Inc.	44,247	523,442
	Comcast Corp., Class A	6,410,970	274,389,516
*	Consolidated Communications Holdings, Inc.	10,700	78,110
#*	Discovery, Inc., Class B	3,183	112,296
*	Discovery, Inc., Class C	136,284	2,582,582
*	DISH Network Corp., Class A	83,975	2,696,437
	Entravision Communications Corp., Class A	38,094	50,284
	EW Scripps Co. (The), Class A	81,265	924,796
	Fox Corp., Class A	211,170	5,441,851
*	Fox Corp., Class B	104,154	2,684,049
#	Gannett Co., Inc.	53,152	78,665
*	GCI Liberty, Inc., Class A	123,145	9,653,337
*	GCI Liberty, Inc., Class B	1,686	137,240
*	Gray Television, Inc.	54,374	779,723
*	Hemisphere Media Group, Inc.	18,877	166,118
*	IAC/InterActiveCorp	23,037	3,050,559
#*	IMAX Corp.	18,300	206,607
	Interpublic Group of Cos., Inc. (The)	30,820	556,301
#*	Iridium Communications, Inc.	51,500	1,410,585
	John Wiley & Sons, Inc., Class A	28,891	977,382
*	Liberty Broadband Corp.	1,905	265,986
*	Liberty Broadband Corp., Class A	24,095	3,253,066
*	Liberty Broadband Corp., Class C	67,601	9,279,589
*	Liberty Latin America, Ltd., Class A	4,700	48,316
*	Liberty Latin America, Ltd., Class C	2,660	27,212
#*	Liberty Media Corp.-Liberty Braves, Class A	7,613	143,962
*	Liberty Media Corp.-Liberty Braves, Class B	762	14,173
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	315,204
#*	Liberty Media Corp.-Liberty Formula One, Class A	17,043	563,953
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	1,573,855
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	3,353,165
#*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,953	182,964
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	7,278,795
*	Lions Gate Entertainment Corp., Class B	1	7
*	Madison Square Garden Entertainment Corp.	9,852	698,113
	Marcus Corp. (The)	20,599	284,472
*	Match Group, Inc.	49,723	5,106,552
#*	Meet Group, Inc. (The)	83,800	522,074
#	Meredith Corp.	44,176	634,367
#*	MSG Networks, Inc., Class A	29,558	281,688
	News Corp., Class A	402,247	5,116,582
	News Corp., Class B	99,903	1,274,762
	Nexstar Media Group, Inc., Class A	51,781	4,538,605
#*	ORBCOMM, Inc.	45,543	191,736
*	Reading International, Inc., Class A	8,800	38,368
	Saga Communications, Inc., Class A	8,693	203,242

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Scholastic Corp.	31,200	$746,616
#	Spok Holdings, Inc.	9,322	93,406
	TEGNA, Inc.	184,139	2,169,157
	Telephone and Data Systems, Inc.	90,571	1,758,889
*	T-Mobile US, Inc.	282,437	30,328,085
#	Tribune Publishing Co.	900	8,775
	TripAdvisor, Inc.	17,950	363,128
#*	United States Cellular Corp.	12,191	361,707
#	ViacomCBS, Inc., Class A	14,300	396,682
#*	Vonage Holdings Corp.	85,934	1,026,911
	Walt Disney Co. (The)	498,715	58,319,732
*	Zillow Group, Inc., Class A	26,410	1,798,257
#*	Zillow Group, Inc., Class C	65,484	4,478,451
*	Zynga, Inc., Class A	640,800	6,299,064
TOTAL COMMUNICATION SERVICES			913,737,869
CONSUMER DISCRETIONARY — (6.1%)
#*	1-800-Flowers.com, Inc., Class A	44,330	1,252,323
	Aaron's, Inc.	58,430	3,048,877
	Acushnet Holdings Corp.	2,067	78,649
*	Adtalem Global Education, Inc.	59,964	2,059,164
	Advance Auto Parts, Inc.	20,070	3,013,310
#*	American Axle & Manufacturing Holdings, Inc.	91,765	647,861
#	American Eagle Outfitters, Inc.	173,750	1,737,500
	Aramark	220,783	4,662,937
#*	Asbury Automotive Group, Inc.	6,182	619,127
#	Autoliv, Inc.	53,413	3,473,447
*	AutoNation, Inc.	58,352	2,995,792
*	Barnes & Noble Education, Inc.	20,210	42,845
	Bassett Furniture Industries, Inc.	2,900	25,433
*	Beazer Homes USA, Inc.	4,326	48,408
	Best Buy Co., Inc.	15,363	1,530,001
#	Big 5 Sporting Goods Corp.	10,801	60,486
*	Biglari Holdings, Inc., Class B	8	519
#	BJ's Restaurants, Inc.	20,458	410,387
#*	Boot Barn Holdings, Inc.	32,500	629,200
	BorgWarner, Inc.	203,984	7,465,814
	Brunswick Corp.	63,040	4,222,419
#*	Build-A-Bear Workshop, Inc.	25,874	61,063
#	Caleres, Inc.	74,697	471,338
#	Callaway Golf Co.	108,543	2,067,744
	Canterbury Park Holding Corp.	2,755	29,093
#*	Capri Holdings, Ltd.	129,788	1,944,224
#	Carnival Corp.	489,649	6,796,328
#	Carriage Services, Inc.	20,916	462,453
#*	Carrols Restaurant Group, Inc.	35,900	220,426
*	Cavco Industries, Inc.	7,600	1,522,508
*	Century Communities, Inc.	14,709	523,935
#	Chico's FAS, Inc.	32,500	41,275
#*	Chuy's Holdings, Inc.	16,443	261,608
	Citi Trends, Inc.	5,815	100,134
#	Columbia Sportswear Co.	1,785	135,374
#*	Conn's, Inc.	25,450	253,482
	Cooper Tire & Rubber Co.	55,558	1,725,631
	Core-Mark Holding Co., Inc.	96,236	2,552,179
	Culp, Inc.	10,036	111,400
	Dana, Inc.	112,665	1,287,761
*	Deckers Outdoor Corp.	9,229	1,931,168
*	Delta Apparel, Inc.	7,532	106,051

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Designer Brands, Inc., Class A	26,321	$155,557
#	Dick's Sporting Goods, Inc.	83,076	3,789,927
#	Dillard's, Inc., Class A	75,900	1,787,445
*	Dorman Products, Inc.	9,311	761,174
	DR Horton, Inc.	225,681	14,931,055
#	Educational Development Corp.	3,358	44,796
#*	El Pollo Loco Holdings, Inc.	4,415	87,240
	Escalade, Inc.	277	4,252
#	Ethan Allen Interiors, Inc.	23,817	281,993
#	Expedia Group, Inc.	30,369	2,460,193
	Extended Stay America, Inc.	90,395	1,031,407
#*	Fiesta Restaurant Group, Inc.	10,900	70,632
*	Flanigan's Enterprises, Inc.	865	13,636
	Flexsteel Industries, Inc.	2,068	32,612
	Foot Locker, Inc.	102,986	3,026,759
	Ford Motor Co.	2,868,969	18,963,885
#*	Fossil Group, Inc.	600	1,986
#*	GameStop Corp., Class A	53,372	214,022
	General Motors Co.	1,095,598	27,269,434
#*	Genesco, Inc.	6,456	100,391
	Gentex Corp.	145,810	3,935,412
*	Gentherm, Inc.	37,081	1,437,630
#*	G-III Apparel Group, Ltd.	31,225	308,815
#	Goodyear Tire & Rubber Co. (The)	267,257	2,407,986
	Graham Holdings Co., Class B	5,780	2,302,579
*	Green Brick Partners, Inc.	2,594	35,797
#	Group 1 Automotive, Inc.	57,936	4,867,783
#	Guess?, Inc.	59,800	618,332
#	Hamilton Beach Brands Holding Co., Class A	10,413	158,278
#	Harley-Davidson, Inc.	3,372	87,773
#	Haverty Furniture Cos., Inc.	33,479	476,071
*	Helen of Troy, Ltd.	61,653	11,606,177
#*	Hibbett Sports, Inc.	20,800	482,352
	Hooker Furniture Corp.	14,814	317,020
#	Hyatt Hotels Corp., Class A	14,601	700,848
#	International Game Technology P.L.C.	7,100	70,006
*	J Alexander's Holdings, Inc.	2,666	10,717
	Johnson Outdoors, Inc., Class A	15,588	1,364,885
*	K12, Inc.	3,100	141,949
	KB Home	30,800	1,036,112
	Kohl's Corp.	144,069	2,743,074
*	Lakeland Industries, Inc.	9,887	233,926
*	Laureate Education, Inc., Class A	17,544	222,458
	La-Z-Boy, Inc.	56,332	1,603,209
	LCI Industries	10,111	1,271,964
	Lear Corp.	51,273	5,659,514
	Lennar Corp., Class A	224,100	16,213,635
	Lennar Corp., Class B	12,506	673,698
	Lifetime Brands, Inc.	16,431	115,839
#	Lithia Motors, Inc., Class A	34,933	8,004,897
*	LKQ Corp.	208,413	5,875,162
*	M/I Homes, Inc.	37,930	1,579,026
#	Macy's, Inc.	62,400	378,144
#*	MarineMax, Inc.	29,164	809,009
	Marriott Vacations Worldwide Corp.	11,331	959,282
»	Media General, Inc.	25,196	2,363
#*	Meritage Homes Corp.	28,156	2,792,512
#	MGM Resorts International	227,871	3,666,444
*	Modine Manufacturing Co.	14,650	79,696

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	98,740	$7,884,389
*	Monarch Casino & Resort, Inc.	1,103	39,918
#	Monro, Inc.	3,100	174,530
#*	Motorcar Parts of America, Inc.	17,638	293,585
#	Movado Group, Inc.	21,998	212,061
*	Murphy USA, Inc.	34,678	4,591,714
	Newell Brands, Inc.	126,940	2,081,816
*	Norwegian Cruise Line Holdings, Ltd.	80,215	1,094,133
#	ODP Corp. (The)	54,901	1,211,665
#	Oxford Industries, Inc.	11,400	489,516
#	Penske Automotive Group, Inc.	43,845	1,965,133
*	Perdoceo Education Corp.	78,974	1,137,226
	PulteGroup, Inc.	275,833	12,026,319
	PVH Corp.	31,964	1,555,368
*	Qurate Retail, Inc., Class A	620,725	6,772,110
	Ralph Lauren Corp.	36,864	2,628,403
#	RCI Hospitality Holdings, Inc.	12,026	145,274
#*	Red Robin Gourmet Burgers, Inc.	31,175	272,470
	Rocky Brands, Inc.	8,729	198,585
#	Royal Caribbean Cruises, Ltd.	322,500	15,708,975
#*	Shiloh Industries, Inc.	6,712	9,531
	Shoe Carnival, Inc.	32,650	801,558
#*	Skechers U.S.A., Inc., Class A	146,140	4,278,979
#*	Smith & Wesson Brands, Inc.	64,307	1,536,294
#	Sonic Automotive, Inc., Class A	22,800	869,136
*	Sportsman's Warehouse Holdings, Inc.	21,200	341,108
*	Stamps.com, Inc.	15,800	4,112,424
	Standard Motor Products, Inc.	37,342	1,698,314
	Steven Madden, Ltd.	35,225	746,066
#*	Stoneridge, Inc.	25,661	531,696
	Strategic Education, Inc.	123	15,524
	Strattec Security Corp.	5,224	112,891
	Superior Group of Cos, Inc.	17,956	345,653
#	Superior Industries International, Inc.	3,408	5,112
*	Tandy Leather Factory, Inc.	9,974	31,318
	Target Corp.	259,962	32,724,017
#	Thor Industries, Inc.	38,190	4,353,278
#	Tilly's, Inc., Class A	18,598	111,774
#	Toll Brothers, Inc.	126,380	4,827,716
*	TopBuild Corp.	35,100	4,630,392
*	Unifi, Inc.	41,401	495,156
*	Universal Electronics, Inc.	15,506	714,361
#*	Urban Outfitters, Inc.	60,570	1,001,828
#	Whirlpool Corp.	50,924	8,306,723
#	Winnebago Industries, Inc.	27,135	1,639,225
	Wolverine World Wide, Inc.	28,683	689,539
	Wyndham Hotels & Resorts, Inc.	47,600	2,102,016
#*	ZAGG, Inc.	30,497	86,916
#*	Zumiez, Inc.	2,800	64,680
TOTAL CONSUMER DISCRETIONARY			358,574,859
CONSUMER STAPLES — (7.3%)
	Alico, Inc.	960	28,973
	Andersons, Inc. (The)	30,460	433,141
	Archer-Daniels-Midland Co.	750,362	32,138,005
	Bunge, Ltd.	114,694	4,982,307
#*	Cal-Maine Foods, Inc.	1,523	66,928
	Casey's General Stores, Inc.	26,905	4,283,007
#*	Central Garden & Pet Co.	25,184	953,466

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co., Class A	48,121	$1,667,393
	Conagra Brands, Inc.	144,700	5,419,015
	Constellation Brands, Inc., Class B	572	110,370
	Coty, Inc., Class A	71,506	265,287
#*	Craft Brew Alliance, Inc.	9,754	144,457
*	Darling Ingredients, Inc.	173,938	4,858,088
*	Farmer Bros Co.	7,800	38,844
	Flowers Foods, Inc.	44,317	1,008,212
#	Fresh Del Monte Produce, Inc.	39,437	890,487
#*	Hain Celestial Group, Inc. (The)	87,292	2,966,182
#	Ingles Markets, Inc., Class A	11,437	460,339
	Ingredion, Inc.	62,317	5,390,421
	JM Smucker Co. (The)	108,204	11,832,107
	John B. Sanfilippo & Son, Inc.	10,428	919,437
	Kroger Co. (The)	285,863	9,945,174
#*	Landec Corp.	37,056	349,809
#	Limoneira Co.	6,194	83,495
	Molson Coors Beverage Co., Class B	133,800	5,020,176
#	Molson Coors Brewing Co., Class A	1,527	86,428
	Mondelez International, Inc., Class A	2,081,099	115,480,184
#	Natural Grocers by Vitamin Cottage, Inc.	1,000	15,830
*	Nature's Sunshine Products, Inc.	1,029	9,786
	Nu Skin Enterprises, Inc., Class A	3,097	138,900
	Oil-Dri Corp. of America	5,047	175,484
*	Performance Food Group Co.	50,855	1,424,957
#*	Pilgrim's Pride Corp.	7,900	121,265
*	Post Holdings, Inc.	72,415	6,426,107
	PriceSmart, Inc.	4,262	278,607
	Sanderson Farms, Inc.	22,700	2,530,937
	Seaboard Corp.	1,781	4,814,488
*	Seneca Foods Corp., Class A	6,301	246,873
*	Seneca Foods Corp., Class B	300	11,550
#*	Simply Good Foods Co. (The)	8,033	193,113
#	SpartanNash Co.	33,983	714,493
#	Spectrum Brands Holdings, Inc.	6,675	361,518
	Tyson Foods, Inc., Class A	405,030	24,889,094
#*	United Natural Foods, Inc.	2,700	53,595
#	Universal Corp.	22,290	939,746
*	US Foods Holding Corp.	208,373	4,229,972
#	Village Super Market, Inc., Class A	1,900	47,975
	Walgreens Boots Alliance, Inc.	659,669	26,855,125
	Walmart, Inc.	1,115,621	144,361,357
#	Weis Markets, Inc.	11,602	578,012
TOTAL CONSUMER STAPLES			429,240,516
ENERGY — (6.4%)
	Adams Resources & Energy, Inc.	6,004	127,105
#	Arch Resources, Inc.	17,190	533,234
#	Archrock, Inc.	69,200	460,872
#*	Bonanza Creek Energy, Inc.	6,200	112,778
*	Bristow Group, Inc.	3,352	53,666
	Chevron Corp.	1,350,819	113,387,747
#*	CNX Resources Corp.	154,203	1,488,059
	ConocoPhillips	1,439,649	53,828,476
#*	CONSOL Energy, Inc.	3,800	22,344
#*	Dawson Geophysical Co.	21,211	38,180
	Delek US Holdings, Inc.	52,256	913,435
	Devon Energy Corp.	87,794	920,959
#	DMC Global, Inc.	372	10,929

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Dorian LPG, Ltd.	13,595	$116,101
#*	Earthstone Energy, Inc., Class A	8,400	22,092
	Evolution Petroleum Corp.	17,727	46,445
*	Exterran Corp.	35,500	176,435
	Exxon Mobil Corp.	620,038	26,091,199
#*	Green Plains, Inc.	21,234	274,556
#	Hallador Energy Co.	14,700	9,285
	Halliburton Co.	666,057	9,544,597
#	Helmerich & Payne, Inc.	62,000	1,105,460
	Hess Corp.	146,488	7,208,674
	HollyFrontier Corp.	146,260	4,022,150
	International Seaways, Inc.	12	207
	Kinder Morgan, Inc.	574,540	8,101,014
#	Kosmos Energy, Ltd.	26,900	43,309
	Marathon Oil Corp.	467,019	2,563,934
	Marathon Petroleum Corp.	1,004,662	38,378,088
*	Matrix Service Co.	17,846	156,242
#	Murphy Oil Corp.	28,000	369,880
#	Nabors Industries, Ltd.	640	27,142
	NACCO Industries, Inc., Class A	6,832	149,211
*	Natural Gas Services Group, Inc.	10,028	63,979
*	Newpark Resources, Inc.	73,721	139,333
*	NexTier Oilfield Solutions, Inc.	1,400	3,528
	Noble Energy, Inc.	74,800	747,252
	Panhandle Oil and Gas, Inc., Class A	10,414	22,911
	Parsley Energy, Inc., Class A	81,213	891,719
#	Patterson-UTI Energy, Inc.	1,400	5,425
#*	PDC Energy, Inc.	21,789	310,711
	Phillips 66	723,574	44,876,059
	Pioneer Natural Resources Co.	111,950	10,850,194
*	ProPetro Holding Corp.	5,764	30,953
*	REX American Resources Corp.	4,050	276,007
#*	SEACOR Holdings, Inc.	18,204	529,372
*	SEACOR Marine Holdings, Inc.	12,678	31,188
#	SFL Corp., Ltd.	12,481	103,717
#*	SilverBow Resources, Inc.	3,019	10,778
#	SM Energy Co.	24,900	73,455
#*	Southwestern Energy Co.	377,255	916,730
	Targa Resources Corp.	26,979	493,176
*	TETRA Technologies, Inc.	31,400	21,135
	Valero Energy Corp.	605,900	34,069,701
	Williams Cos., Inc. (The)	352,897	6,750,920
	World Fuel Services Corp.	28,812	677,946
TOTAL ENERGY			372,199,994
FINANCIALS — (17.7%)
	1st Constitution Bancorp	692	8,553
	1st Source Corp.	45,305	1,500,502
	Affiliated Managers Group, Inc.	31,797	2,187,316
	Aflac, Inc.	337,222	11,994,987
	Alleghany Corp.	3,115	1,627,027
	Allstate Corp. (The)	157,339	14,851,228
#	American Equity Investment Life Holding Co.	89,529	2,278,513
	American Financial Group, Inc.	156,083	9,485,164
	American International Group, Inc.	169,239	5,439,341
	American National Group, Inc.	22,561	1,661,618
	Ameris Bancorp	6,370	146,988
	AmeriServ Financial, Inc.	30,968	88,878
*	Arch Capital Group, Ltd.	9,282	285,422

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Argo Group International Holdings, Ltd.	59,381	$1,989,857
	Associated Banc-Corp	34,231	439,526
	Assurant, Inc.	65,820	7,073,675
	Assured Guaranty, Ltd.	122,989	2,684,850
*	Asta Funding, Inc.	885	11,478
	Atlantic Union Bankshares Corp.	68,946	1,556,111
#*	Atlanticus Holdings Corp.	12,567	102,672
#	Banc of California, Inc.	4,100	43,952
*	Bancorp, Inc. (The)	14,759	139,177
	BancorpSouth Bank	52,027	1,088,925
	Bank of America Corp.	5,929,137	147,516,929
	Bank of New York Mellon Corp. (The)	491,755	17,629,417
	Bank OZK	52,132	1,253,775
	BankFinancial Corp.	16,687	121,648
	BankUnited, Inc.	42,709	860,159
	Banner Corp.	40,520	1,435,624
#	Bar Harbor Bankshares	2,733	54,332
	BCB Bancorp, Inc.	1,059	8,525
*	Berkshire Hathaway, Inc., Class B	94,313	18,464,599
	Berkshire Hills Bancorp, Inc.	33,464	333,301
*	Blucora, Inc.	57,127	673,527
#	BOK Financial Corp.	26,900	1,498,330
	Boston Private Financial Holdings, Inc.	14,600	85,921
	Brookline Bancorp, Inc.	90,600	869,307
#	Capital City Bank Group, Inc.	14,283	268,949
	Capital One Financial Corp.	333,920	21,304,096
	Cathay General Bancorp	85,940	2,078,029
#	CCUR Holdings, Inc.	11,740	37,098
	Century Bancorp, Inc., Class A	295	20,544
	Chemung Financial Corp.	300	8,103
	Chubb, Ltd.	64,312	8,183,059
	Cincinnati Financial Corp.	12,284	957,292
	CIT Group, Inc.	60,259	1,143,113
	Citigroup, Inc.	1,441,183	72,073,562
#	Citizens Community Bancorp, Inc.	10,355	68,550
	Citizens Financial Group, Inc.	2,265	56,195
	CME Group, Inc.	14,330	2,381,359
	CNA Financial Corp.	51,474	1,714,084
	CNO Financial Group, Inc.	301,264	4,549,086
	Codorus Valley Bancorp, Inc.	165	1,939
	Columbia Banking System, Inc.	69,936	2,023,248
	Comerica, Inc.	47,590	1,833,167
	Community Bankers Trust Corp.	5,917	30,532
	Community Financial Corp. (The)	408	9,188
	Community Trust Bancorp, Inc.	18,195	556,949
	Community West Bancshares	400	3,224
	ConnectOne Bancorp, Inc.	38,800	535,052
#*	Consumer Portfolio Services, Inc.	26,500	86,655
#	Cowen, Inc., Class A	3,989	65,699
#	Cullen/Frost Bankers, Inc.	500	36,030
#*	Customers Bancorp, Inc.	2,290	27,137
	Donegal Group, Inc., Class A	12,386	173,156
#*	Donnelley Financial Solutions, Inc.	6,900	59,685
	E*TRADE Financial Corp.	86,881	4,410,948
	Eagle Bancorp Montana, Inc.	1,000	15,450
	East West Bancorp, Inc.	87,046	3,017,014
	Employers Holdings, Inc.	27,567	896,479
*	Equity Bancshares, Inc., Class A	2,393	33,837
	ESSA Bancorp, Inc.	8,217	103,534

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Evans Bancorp, Inc.	1,681	$37,066
	Everest Re Group, Ltd.	34,913	7,638,615
	FBL Financial Group, Inc., Class A	24,660	857,675
	Federal Agricultural Mortgage Corp., Class A	177	10,178
	Federal Agricultural Mortgage Corp., Class C	9,500	565,345
	FedNat Holding Co.	13,665	127,904
	Fifth Third Bancorp	380,432	7,555,380
	Financial Institutions, Inc.	296	4,372
	First American Financial Corp.	71,961	3,670,731
	First Bancorp	16,138	333,411
	First BanCorp	169,745	923,413
	First Busey Corp.	27,120	463,752
	First Business Financial Services, Inc.	964	14,335
#	First Citizens BancShares, Inc., Class A	8,627	3,673,981
	First Commonwealth Financial Corp.	81,147	638,627
#	First Financial Bancorp	75,306	1,047,883
	First Financial Corp.	1,147	38,344
	First Financial Northwest, Inc.	25,371	230,876
#	First Hawaiian, Inc.	67,992	1,181,701
	First Horizon National Corp.	185,460	1,719,214
	First Internet Bancorp	5,329	78,070
	First Interstate BancSystem, Inc., Class A	7,320	213,085
	First Merchants Corp.	40,115	980,009
	First Midwest Bancorp, Inc.	91,418	1,109,357
	First United Corp.	1,266	13,685
	Flagstar Bancorp, Inc.	9,232	289,700
	FNB Corp.	80,914	599,573
#	Franklin Financial Network, Inc.	5,337	140,897
	Fulton Financial Corp.	162,280	1,574,116
	Global Indemnity, Ltd.	8,282	189,244
	Goldman Sachs Group, Inc. (The)	198,993	39,392,654
	Great Southern Bancorp, Inc.	1,616	58,289
	Great Western Bancorp, Inc.	10,892	141,596
	Guaranty Federal Bancshares, Inc.	1,684	24,856
*	Hallmark Financial Services, Inc.	16,734	47,525
	Hanmi Financial Corp.	3,221	29,730
	Hanover Insurance Group, Inc. (The)	88,829	9,049,899
	Hartford Financial Services Group, Inc. (The)	245,844	10,404,118
	Heartland Financial USA, Inc.	465	14,527
	Hilltop Holdings, Inc.	26,171	509,549
*	HMN Financial, Inc.	3,456	48,384
#	Home Bancorp, Inc.	719	16,810
#	Home BancShares, Inc.	49,545	809,070
	HomeStreet, Inc.	2,200	58,168
#	Hope Bancorp, Inc.	95,411	804,315
#	Horace Mann Educators Corp.	58,206	2,187,381
	Huntington Bancshares, Inc.	707,863	6,561,890
	Independence Holding Co.	500	16,530
#	Independent Bank Corp.	339	21,872
#	Independent Bank Group, Inc.	40,199	1,765,942
	International Bancshares Corp.	23,718	721,502
	Investors Bancorp, Inc.	81,912	665,125
	Investors Title Co.	1,069	123,021
#	Janus Henderson Group P.L.C.	11,721	244,852
	JPMorgan Chase & Co.	2,307,658	223,012,069
	Kemper Corp.	40,117	3,149,987
	KeyCorp	526,210	6,319,782
	Lakeland Bancorp, Inc.	55,240	562,343
	Landmark Bancorp, Inc.	2,634	54,260

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Legg Mason, Inc.	44,900	$2,244,551
	Lincoln National Corp.	22,300	831,121
	Loews Corp.	243,798	8,876,685
	M&T Bank Corp.	35,300	3,740,035
	Mackinac Financial Corp.	6,893	62,726
	Marlin Business Services Corp.	13,787	101,197
#*	MBIA, Inc.	82,267	658,959
	Mercantile Bank Corp.	4,422	94,144
	Meridian Bancorp, Inc.	1,000	11,405
#*	Meridian Corp.	511	7,675
	MetLife, Inc.	318,167	12,042,621
	MGIC Investment Corp.	340,167	2,813,181
	Middlefield Banc Corp.	452	7,973
	MidWestOne Financial Group, Inc.	346	6,256
	Morgan Stanley	1,036,923	50,684,796
	MVB Financial Corp.	716	9,466
	National Western Life Group, Inc., Class A	900	175,311
#	Navient Corp.	61,729	491,363
#	Nelnet, Inc., Class A	16,900	980,200
	New York Community Bancorp, Inc.	177,189	1,865,800
»	NewStar Financial, Inc.	41,166	4,182
	Northfield Bancorp, Inc.	2,300	22,103
	Northrim BanCorp, Inc.	5,734	131,997
	Northwest Bancshares, Inc.	109,427	1,077,856
	OceanFirst Financial Corp.	5,466	83,739
	OFG Bancorp	34,148	446,656
#	Old National Bancorp	66,704	933,189
	Old Republic International Corp.	196,567	3,158,832
	OneMain Holdings, Inc.	68,655	1,970,399
	Oppenheimer Holdings, Inc., Class A	3,097	65,625
*	Pacific Mercantile Bancorp	4,866	18,053
	Pacific Premier Bancorp, Inc.	3,466	72,821
	PacWest Bancorp	88,630	1,619,713
	Parke Bancorp, Inc.	660	7,715
	Peoples Bancorp of North Carolina, Inc.	275	4,551
	Peoples Bancorp, Inc.	15,923	319,575
	People's United Financial, Inc.	77,200	832,988
	Pinnacle Financial Partners, Inc.	13,681	542,041
	PNC Financial Services Group, Inc. (The)	217,040	23,151,657
	Popular, Inc.	56,536	2,098,051
#*	PRA Group, Inc.	3,923	155,194
	Premier Financial Bancorp, Inc.	9,004	95,442
	Premier Financial Corp.	21,760	384,717
	Principal Financial Group, Inc.	218,754	9,281,732
	Prosperity Bancshares, Inc.	46,452	2,580,873
	Protective Insurance Corp., Class A	300	4,397
	Protective Insurance Corp., Class B	5,098	65,254
	Provident Financial Holdings, Inc.	4,144	50,557
#	Provident Financial Services, Inc.	64,659	882,595
	Prudential Bancorp, Inc.	1,222	13,686
	Prudential Financial, Inc.	220,446	13,969,663
	Radian Group, Inc.	167,314	2,496,325
	Regions Financial Corp.	1,302,555	14,145,747
	Reinsurance Group of America, Inc.	153,566	13,091,502
	Renasant Corp.	44,538	1,034,618
	Riverview Bancorp, Inc.	1,682	8,208
	Safety Insurance Group, Inc.	24,000	1,816,080
#	Salisbury Bancorp, Inc.	300	10,923
	Sandy Spring Bancorp, Inc.	10,325	238,714

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Santander Consumer USA Holdings, Inc.	48,660	$893,398
	SB Financial Group, Inc.	1,128	14,010
#*	Select Bancorp, Inc.	2,728	21,306
#	Selective Insurance Group, Inc.	45,200	2,456,168
	Severn Bancorp, Inc.	1,399	8,422
	Signature Bank	26,062	2,672,137
	Simmons First National Corp., Class A	52,445	870,063
	South State Corp.	7,796	371,557
	Southern National Bancorp of Virginia, Inc.	193	1,625
	State Auto Financial Corp.	15,100	234,201
	State Street Corp.	60,004	3,827,655
	Sterling Bancorp	110,271	1,240,549
	Stewart Information Services Corp.	21,171	888,123
	Stifel Financial Corp.	73,600	3,568,128
	Synchrony Financial	544,549	12,050,869
	Synovus Financial Corp.	113,409	2,285,191
	TCF Financial Corp.	154,714	4,253,088
	Territorial Bancorp, Inc.	823	18,081
*	Texas Capital Bancshares, Inc.	22,592	750,506
	Timberland Bancorp, Inc.	3,971	66,157
	Tiptree, Inc.	37,071	187,209
	Towne Bank	10,057	177,405
	Travelers Cos., Inc. (The)	168,250	19,251,165
	TriCo Bancshares	854	23,912
	Truist Financial Corp.	345,238	12,932,616
	Trustmark Corp.	68,317	1,538,499
	UMB Financial Corp.	6,961	346,658
	Umpqua Holdings Corp.	52,732	572,142
#	United Bankshares, Inc.	32,729	861,427
	United Community Banks, Inc.	9,172	164,454
	United Fire Group, Inc.	17,415	441,819
	Unity Bancorp, Inc.	3,592	44,936
	Universal Insurance Holdings, Inc.	900	15,759
	Univest Financial Corp.	2,256	34,494
	Unum Group	471,732	8,127,942
#	Valley National Bancorp	203,236	1,518,173
	Virtus Investment Partners, Inc.	3,700	502,904
	Voya Financial, Inc.	24,457	1,208,176
	Washington Federal, Inc.	97,887	2,284,683
	Waterstone Financial, Inc.	8,526	130,277
	Webster Financial Corp.	22,479	613,002
	Wells Fargo & Co.	1,333,662	32,354,640
	WesBanco, Inc.	34,796	690,005
	Western New England Bancorp, Inc.	13,698	69,038
	White Mountains Insurance Group, Ltd.	1,020	897,733
	Wintrust Financial Corp.	47,328	2,025,638
	WSFS Financial Corp.	40,724	1,161,856
	Zions Bancorp NA	121,745	3,953,060
TOTAL FINANCIALS			1,040,204,072
HEALTH CARE — (18.8%)
	Abbott Laboratories	915,297	92,115,490
	AbbVie, Inc.	22,603	2,145,251
#*	Acadia Healthcare Co., Inc.	68,394	2,038,825
#*	Addus HomeCare Corp.	2,044	197,062
*	Alexion Pharmaceuticals, Inc.	102,164	10,470,788
#*	Allscripts Healthcare Solutions, Inc.	33,823	304,407
#*	AMN Healthcare Services, Inc.	3,400	186,796
*	AngioDynamics, Inc.	14,354	118,564

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Anika Therapeutics, Inc.	14,671	$534,024
	Anthem, Inc.	504,640	138,170,432
*	Arena Pharmaceuticals, Inc.	2,796	171,646
	Becton Dickinson and Co.	409	115,068
*	Biogen, Inc.	668	183,493
*	Bio-Rad Laboratories, Inc., Class A	6,342	3,328,852
*	BioSpecifics Technologies Corp.	2,500	156,650
	Bristol-Myers Squibb Co.	298,861	17,531,186
*	Brookdale Senior Living, Inc.	106,229	294,254
*	Catalent, Inc.	16,700	1,458,578
*	Centene Corp.	102,379	6,680,230
*	Cigna Corp.	285,386	49,283,308
#	CONMED Corp.	43,239	3,568,947
	Cooper Cos., Inc. (The)	13,956	3,948,571
#*	Covetrus, Inc.	7,558	167,485
*	Cross Country Healthcare, Inc.	33,795	219,161
*	CryoLife, Inc.	17,502	339,714
#*	Cumberland Pharmaceuticals, Inc.	23,319	77,652
	CVS Health Corp.	1,510,745	95,086,290
	Danaher Corp.	375,873	76,602,917
*	DaVita, Inc.	73,290	6,404,813
	DENTSPLY SIRONA, Inc.	67,083	2,991,902
#*	Digirad Corp.	2,671	7,479
*	Elanco Animal Health, Inc.	300	7,089
*	Emergent BioSolutions, Inc.	30,178	3,357,001
#	Envista Holdings Corp.	163,737	3,580,928
#*	Enzo Biochem, Inc.	6,287	14,963
*	Exelixis, Inc.	31,444	726,042
#*	FONAR Corp.	1,460	35,945
*	Globus Medical, Inc., Class A	13,207	636,313
#*	Harvard Bioscience, Inc.	16,180	50,320
*	HMS Holdings Corp.	6,400	208,000
*	Horizon Therapeutics P.L.C.	45,000	2,753,550
	Humana, Inc.	198,071	77,732,964
*	Integer Holdings Corp.	41,672	2,740,767
#*	IntriCon Corp.	8,135	87,858
*	Jazz Pharmaceuticals P.L.C.	44,811	4,850,791
	Kewaunee Scientific Corp.	1,631	15,527
*	Laboratory Corp. of America Holdings	9,871	1,904,313
*	LHC Group, Inc.	30,318	5,915,345
#*	Ligand Pharmaceuticals, Inc.	2,168	254,046
#	Luminex Corp.	19,129	696,296
*	Magellan Health, Inc.	200	14,834
*»	MedCath Corp.	29,240	0
#*	Medpace Holdings, Inc.	800	95,480
	Medtronic P.L.C.	814,175	78,551,604
*	Meridian Bioscience, Inc.	37,500	918,375
#*	Merit Medical Systems, Inc.	27,130	1,213,254
#*	Molina Healthcare, Inc.	18,941	3,498,403
*	Mylan NV	114,871	1,850,572
*	Myriad Genetics, Inc.	1,987	23,983
	National HealthCare Corp.	6,880	408,122
*	Natus Medical, Inc.	16,198	300,959
#*	NuVasive, Inc.	4,355	248,845
#*	Omnicell, Inc.	35,405	2,488,618
*	OraSure Technologies, Inc.	69,400	1,259,610
#	Patterson Cos., Inc.	12,992	345,068
	PerkinElmer, Inc.	76,500	9,096,615
	Perrigo Co. P.L.C.	36,061	1,911,954

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Pfizer, Inc.	3,696,959	$142,258,982
*	Premier, Inc., Class A	13,070	457,058
#*	Prestige Consumer Healthcare, Inc.	111,489	4,146,276
*	Providence Service Corp. (The)	9,300	753,393
	Quest Diagnostics, Inc.	20,299	2,579,394
*	Select Medical Holdings Corp.	124,004	2,361,036
	STERIS P.L.C.	200	31,926
*	Supernus Pharmaceuticals, Inc.	523	11,645
#*	Surgalign Holdings, Inc.	63,120	177,367
*	Surmodics, Inc.	5,593	264,493
#*	Syneos Health, Inc.	37,367	2,331,327
#*	Taro Pharmaceutical Industries, Ltd.	3,478	226,105
	Teleflex, Inc.	19,840	7,402,304
	Thermo Fisher Scientific, Inc.	435,609	180,320,346
#*	Triple-S Management Corp., Class B	21,741	423,080
*	United Therapeutics Corp.	16,900	1,883,843
	UnitedHealth Group, Inc.	89,716	27,164,211
	Universal Health Services, Inc., Class B	38,927	4,278,077
#*	Vanda Pharmaceuticals, Inc.	700	7,056
*	Varex Imaging Corp.	5,400	84,672
	Zimmer Biomet Holdings, Inc.	34,405	4,639,858
TOTAL HEALTH CARE			1,104,496,638
INDUSTRIALS — (13.0%)
	AAR Corp.	35,596	612,963
#	ABM Industries, Inc.	76,400	2,742,760
	Acme United Corp.	1,030	22,320
#	Acuity Brands, Inc.	32,822	3,252,660
#*	Advanced Disposal Services, Inc.	9,007	271,651
*	AECOM	22,080	799,075
*	Aegion Corp.	38,330	591,049
*	Aerovironment, Inc.	35,065	2,684,226
	AGCO Corp.	73,273	4,808,907
#	Air Lease Corp.	74,037	1,941,250
#*	Air Transport Services Group, Inc.	21,308	519,276
	Alamo Group, Inc.	22,751	2,345,856
	Alaska Air Group, Inc.	114,992	3,960,324
	Albany International Corp., Class A	20,551	988,092
#	Allegiant Travel Co.	10,873	1,218,102
	Allied Motion Technologies, Inc.	1,458	54,967
	Altra Industrial Motion Corp.	15,484	530,017
	AMERCO	29,431	9,351,112
#*	Ameresco, Inc., Class A	981	27,154
*	American Woodmark Corp.	17,504	1,411,172
	Apogee Enterprises, Inc.	36,374	785,315
	Applied Industrial Technologies, Inc.	11,718	739,640
#	ARC Document Solutions, Inc.	20,800	20,394
	ArcBest Corp.	12,135	368,783
	Arcosa, Inc.	61,271	2,586,862
	Argan, Inc.	16,121	691,591
*	ASGN, Inc.	55,051	3,768,791
#	Astec Industries, Inc.	22,925	1,019,933
#*	Atlas Air Worldwide Holdings, Inc.	29,094	1,515,215
	AZZ, Inc.	19,600	618,968
	Barnes Group, Inc.	52,200	1,924,614
*	Beacon Roofing Supply, Inc.	32,799	1,022,017
*	BMC Stock Holdings, Inc.	52,400	1,341,440
	Brady Corp., Class A	55,500	2,551,335
*	Builders FirstSource, Inc.	28,442	673,791

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CAI International, Inc.	17,082	$293,981
	Carlisle Cos., Inc.	42,219	5,027,438
	Carrier Global Corp.	245,098	6,676,469
*	CBIZ, Inc.	39,049	944,205
*	CECO Environmental Corp.	3,773	25,279
#*	Chart Industries, Inc.	23,620	1,618,679
	Chicago Rivet & Machine Co.	700	14,864
*	CIRCOR International, Inc.	6,849	179,581
*	Clean Harbors, Inc.	40,519	2,414,932
#*	Colfax Corp.	17,646	513,146
	Columbus McKinnon Corp.	17,542	581,166
	Comfort Systems USA, Inc.	44,560	2,215,078
*	Commercial Vehicle Group, Inc.	15,404	36,045
	CompX International, Inc.	500	6,915
#	Copa Holdings SA, Class A	33,488	1,387,743
	CoreLogic, Inc.	96,545	6,580,507
*	Covenant Logistics Group, Inc.	7,080	119,298
	CRA International, Inc.	7,613	317,995
	Crane Co.	17,597	995,462
	CSW Industrials, Inc.	300	20,037
	CSX Corp.	1,008,000	71,910,720
#	Cubic Corp.	31,381	1,318,002
	Curtiss-Wright Corp.	46,353	4,130,979
	Deere & Co.	12,600	2,221,506
	Delta Air Lines, Inc.	433,135	10,815,381
	Douglas Dynamics, Inc.	30,234	1,068,772
*	Ducommun, Inc.	12,645	454,588
*	DXP Enterprises, Inc.	16,202	273,490
#*	Dycom Industries, Inc.	8,097	346,794
	Eastern Co. (The)	10,193	166,248
	Eaton Corp. P.L.C.	265,270	24,704,595
*	Echo Global Logistics, Inc.	31,380	786,540
	EMCOR Group, Inc.	63,171	4,327,213
	Encore Wire Corp.	24,066	1,207,873
#	Enerpac Tool Group Corp.	21,000	396,900
	EnerSys	44,939	3,022,597
#	Ennis, Inc.	30,835	533,445
	ESCO Technologies, Inc.	29,848	2,565,137
	Espey Manufacturing & Electronics Corp.	1,671	31,131
	Federal Signal Corp.	71,923	2,223,140
	FedEx Corp.	144,562	24,344,241
	Flowserve Corp.	52,147	1,453,337
	Fortune Brands Home & Security, Inc.	123,726	9,465,039
	Forward Air Corp.	5,747	298,787
*	Franklin Covey Co.	3,046	55,102
	Franklin Electric Co., Inc.	21,158	1,143,590
#*	FTI Consulting, Inc.	43,936	5,247,716
#	GATX Corp.	65,445	3,991,491
*	Gencor Industries, Inc.	13,149	157,394
*	Gibraltar Industries, Inc.	34,903	1,805,183
*	Goldfield Corp. (The)	4,304	16,743
	Gorman-Rupp Co. (The)	22,062	667,596
*	GP Strategies Corp.	18,583	138,072
*	Great Lakes Dredge & Dock Corp.	69,820	583,695
#	Greenbrier Cos., Inc. (The)	23,651	608,540
#	Griffon Corp.	40,152	918,276
#	Hawaiian Holdings, Inc.	35,522	422,357
	Heartland Express, Inc.	13,705	278,006
	Heidrick & Struggles International, Inc.	18,634	376,966

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Herc Holdings, Inc.	1,679	$56,314
*	Heritage-Crystal Clean, Inc.	7,665	106,773
	Herman Miller, Inc.	23,686	554,963
*	Hertz Global Holdings, Inc.	50,225	72,826
	Hillenbrand, Inc.	15,748	460,314
*	Houston Wire & Cable Co.	9,200	23,092
	Howmet Aerospace, Inc.	222,905	3,294,536
*	Hub Group, Inc., Class A	1,944	102,838
	Hubbell, Inc.	17,724	2,392,208
	Hurco Cos., Inc.	7,910	219,423
*	Huron Consulting Group, Inc.	18,104	863,923
	Hyster-Yale Materials Handling, Inc.	12,246	456,898
*	IAA, Inc.	18,100	784,635
	ICF International, Inc.	31,660	2,140,533
*	Ingersoll Rand, Inc.	193,247	6,104,673
*	InnerWorkings, Inc.	11,981	32,948
	Insteel Industries, Inc.	17,578	327,654
	Interface, Inc.	9,774	77,997
	ITT, Inc.	92,819	5,358,441
*	JELD-WEN Holding, Inc.	4,547	89,121
*	JetBlue Airways Corp.	324,893	3,359,394
#	Kadant, Inc.	10,486	1,137,836
	Kaman Corp.	21,087	832,726
#	KAR Auction Services, Inc.	18,100	273,853
	Kennametal, Inc.	49,746	1,341,152
	Kimball International, Inc., Class B	38,632	422,634
#	Knight-Swift Transportation Holdings, Inc.	84,110	3,657,944
	Knoll, Inc.	8,100	94,851
	Korn Ferry	63,010	1,770,581
*	Kratos Defense & Security Solutions, Inc.	2,711	48,825
	L3Harris Technologies, Inc.	127,356	21,437,835
*	Lawson Products, Inc.	8,847	264,348
*	LB Foster Co., Class A	4,904	68,950
	LSI Industries, Inc.	15,841	92,828
#*	Lydall, Inc.	15,605	252,801
	Macquarie Infrastructure Corp.	16,662	499,194
	ManpowerGroup, Inc.	57,319	3,942,974
	Marten Transport, Ltd.	79,636	2,119,910
*	Masonite International Corp.	19,500	1,644,825
#*	MasTec, Inc.	63,539	2,527,581
	Matson, Inc.	62,316	2,269,549
	Matthews International Corp., Class A	7,200	155,520
	McGrath RentCorp	22,452	1,302,665
*	Mercury Systems, Inc.	2,055	159,119
#*	Middleby Corp. (The)	6,600	548,196
	Miller Industries, Inc.	20,099	569,807
	Moog, Inc., Class A	35,839	1,925,271
#*	MRC Global, Inc.	97,164	578,126
	MSC Industrial Direct Co., Inc., Class A	3,500	231,035
	Mueller Industries, Inc.	44,012	1,230,575
	Mueller Water Products, Inc., Class A	72,387	732,556
*	MYR Group, Inc.	19,582	718,072
	National Presto Industries, Inc.	5,471	467,169
	Nielsen Holdings P.L.C.	17,000	245,310
	NL Industries, Inc.	100	366
#	NN, Inc.	9,957	52,374
	Norfolk Southern Corp.	545,229	104,798,466
*	Northwest Pipe Co.	5,286	131,357
	nVent Electric P.L.C.	141,034	2,561,177

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Oshkosh Corp.	76,335	$6,009,091
	Owens Corning	149,300	9,028,171
	PACCAR, Inc.	165,276	14,061,682
*	PAM Transportation Services, Inc.	6,449	180,959
#	Park Aerospace Corp.	9,330	100,577
#	Park-Ohio Holdings Corp.	2,542	36,656
	Patrick Industries, Inc.	13,200	844,140
	Pentair P.L.C.	75,472	3,233,975
*	Perma-Pipe International Holdings, Inc.	8,900	52,599
*	PGT Innovations, Inc.	49,980	853,159
	Powell Industries, Inc.	5,719	151,839
	Preformed Line Products Co.	400	19,704
	Primoris Services Corp.	34,000	545,020
#	Quad/Graphics, Inc.	6,491	20,187
	Quanex Building Products Corp.	30,731	431,771
	Quanta Services, Inc.	168,307	6,727,231
*	Radiant Logistics, Inc.	42,044	178,687
	Raytheon Technologies Corp.	266,443	15,101,989
*	RCM Technologies, Inc.	15,245	23,325
	Regal Beloit Corp.	22,880	2,104,274
	Republic Services, Inc.	429,755	37,496,124
#*	Resideo Technologies, Inc.	10,125	134,460
#	Resources Connection, Inc.	31,255	353,181
	Rexnord Corp.	66,378	1,922,971
	Rush Enterprises, Inc., Class A	33,503	1,594,073
	Rush Enterprises, Inc., Class B	18,522	737,176
	Ryder System, Inc.	89,844	3,290,986
#*	Saia, Inc.	29,325	3,502,871
	Schneider National, Inc., Class B	9,398	236,172
*	Sensata Technologies Holding P.L.C.	88,061	3,344,557
#	Shyft Group, Inc. (The)	33,020	623,418
*	SIFCO Industries, Inc.	4,527	17,248
	Simpson Manufacturing Co., Inc.	37,725	3,642,726
	SkyWest, Inc.	57,460	1,511,773
#	Snap-on, Inc.	38,115	5,559,835
	Southwest Airlines Co.	531,263	16,410,714
#*	Spirit Airlines, Inc.	63,489	1,003,761
#*	SPX FLOW, Inc.	15,945	639,076
	Standex International Corp.	22,341	1,196,361
	Stanley Black & Decker, Inc.	129,900	19,916,268
	Steelcase, Inc., Class A	100,669	1,080,178
#*	Stericycle, Inc.	33,600	2,030,616
*	Sterling Construction Co., Inc.	29,900	307,970
#	Terex Corp.	42,936	809,344
	Tetra Tech, Inc.	57,122	5,063,865
#*	Textainer Group Holdings, Ltd.	10,800	91,152
	Textron, Inc.	77,944	2,723,363
*	Thermon Group Holdings, Inc.	5,700	77,235
	Timken Co. (The)	40,125	1,832,107
	Titan International, Inc.	18,000	26,820
*	Titan Machinery, Inc.	17,783	193,212
	Trane Technologies P.L.C.	213,109	23,840,504
*	Transcat, Inc.	7,700	214,830
*	TriMas Corp.	10,200	238,680
#	Trinity Industries, Inc.	120,734	2,357,935
	Triton International, Ltd.	28,853	908,004
*	Twin Disc, Inc.	6,900	40,434
	UFP Industries, Inc.	95,400	5,554,188
*	Ultralife Corp.	3,309	23,494

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	UniFirst Corp.	18,705	$3,488,108
	Union Pacific Corp.	295,838	51,283,517
*	United Airlines Holdings, Inc.	138,905	4,358,839
*	United Rentals, Inc.	51,618	8,019,889
*	Univar Solutions, Inc.	77,916	1,376,776
#*	USA Truck, Inc.	7,482	73,099
	Valmont Industries, Inc.	10,420	1,262,904
*	Vectrus, Inc.	11,269	495,723
*	Veritiv Corp.	9,937	152,135
#	Viad Corp.	23,193	335,371
*	Virco Manufacturing Corp.	12,601	27,974
	VSE Corp.	6,244	175,644
#	Wabash National Corp.	23,800	271,082
	Watts Water Technologies, Inc., Class A	29,209	2,450,343
	Werner Enterprises, Inc.	51,539	2,266,943
*	WESCO International, Inc.	55,106	2,141,970
#*	Willdan Group, Inc.	7,100	175,086
#*	Willis Lease Finance Corp.	6,713	130,903
*	WillScot Mobile Mini Holdings Corp.	130,978	1,972,529
#	Woodward, Inc.	14,712	1,102,517
#*	XPO Logistics, Inc.	103,005	7,727,435
TOTAL INDUSTRIALS			759,736,991
INFORMATION TECHNOLOGY — (9.3%)
*	ACI Worldwide, Inc.	2,971	79,593
#*	Advanced Energy Industries, Inc.	3,570	262,645
*	Agilysys, Inc.	3,000	62,880
*	Alithya Group, Inc., Class A	11,334	18,248
	Alliance Data Systems Corp.	4,964	220,203
#*	Alpha & Omega Semiconductor, Ltd.	20,661	224,998
	Amdocs, Ltd.	99,072	6,152,371
#*	Amkor Technology, Inc.	1,400	19,033
	Analog Devices, Inc.	24,652	2,831,282
*	Arrow Electronics, Inc.	171,470	12,280,681
	AstroNova, Inc.	6,285	43,241
	Avnet, Inc.	27,420	732,662
*	Aware, Inc.	14,326	42,548
*	Axcelis Technologies, Inc.	31,733	933,585
*	AXT, Inc.	24,921	119,372
	Bel Fuse, Inc., Class A	3,574	41,101
	Bel Fuse, Inc., Class B	9,416	114,875
	Belden, Inc.	2,684	84,814
	Benchmark Electronics, Inc.	62,063	1,263,603
#	Brooks Automation, Inc.	52,147	2,839,404
	Cabot Microelectronics Corp.	13,809	2,081,292
*	CACI International, Inc., Class A	27,304	5,674,317
#*	CalAmp Corp.	20,602	162,344
*	Calix, Inc.	5,463	112,046
#*	Cardtronics P.L.C., Class A	13,293	296,833
#	Cerence, Inc.	24,487	971,154
*	Ciena Corp.	133,800	7,962,438
*	Cirrus Logic, Inc.	66,501	4,557,314
*	Coherent, Inc.	14,758	2,048,853
	Cohu, Inc.	20,008	376,751
#*	CommScope Holding Co., Inc.	103,267	958,318
#	Comtech Telecommunications Corp.	15,569	255,643
*	Conduent, Inc.	481	919
	Corning, Inc.	785,955	24,364,605
#*	Cree, Inc.	13,400	923,528

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CSP, Inc.	2,414	$17,960
	CTS Corp.	66,936	1,329,349
#*	CyberOptics Corp.	3,281	129,107
#	Daktronics, Inc.	40,433	168,606
#*	Digi International, Inc.	25,438	308,309
#*	Diodes, Inc.	48,570	2,498,926
*	DSP Group, Inc.	46,713	693,688
	DXC Technology Co.	228,936	4,100,244
*	EchoStar Corp., Class A	23,551	642,942
*	EMCORE Corp.	744	2,604
*	ePlus, Inc.	17,490	1,303,705
*	Fabrinet	41,355	3,003,614
	Fidelity National Information Services, Inc.	198,899	29,100,913
#*	First Solar, Inc.	30,266	1,802,340
*	Flex, Ltd.	467,295	5,369,220
	FLIR Systems, Inc.	27,487	1,145,108
*	FormFactor, Inc.	83,395	2,405,112
*	Frequency Electronics, Inc.	7,390	77,373
	Global Payments, Inc.	76,846	13,680,125
*	GSI Technology, Inc.	2,491	14,249
	Hackett Group, Inc. (The)	18,000	248,220
#*	Harmonic, Inc.	82,383	459,697
	Hewlett Packard Enterprise Co.	894,616	8,829,860
*	Ichor Holdings, Ltd.	14,000	459,480
#*	II-VI, Inc.	548	27,795
#*	Insight Enterprises, Inc.	42,100	2,098,264
	Intel Corp.	4,073,898	194,447,152
#	InterDigital, Inc.	21,111	1,267,082
*	Itron, Inc.	25,301	1,759,938
	Jabil, Inc.	156,633	5,460,226
	Juniper Networks, Inc.	195,414	4,959,607
#	KBR, Inc.	136,686	3,039,897
*	Key Tronic Corp.	17,623	119,308
*	Kimball Electronics, Inc.	23,443	311,323
*	Knowles Corp.	99,915	1,524,703
	Kulicke & Soffa Industries, Inc.	74,988	1,777,216
*	KVH Industries, Inc.	13,696	111,212
#*	Lattice Semiconductor Corp.	22,597	702,541
#*	Limelight Networks, Inc.	52,504	329,200
	Littelfuse, Inc.	6,880	1,222,232
*	LiveRamp Holdings, Inc.	7,769	354,033
	LogMeIn, Inc.	20,208	1,734,048
#*	Lumentum Holdings, Inc.	51,495	4,780,281
	ManTech International Corp., Class A	30,048	2,090,740
	Marvell Technology Group, Ltd.	166,418	6,069,264
	Methode Electronics, Inc.	72,016	2,030,851
*	Micron Technology, Inc.	878,203	43,958,451
	MKS Instruments, Inc.	62,405	7,952,893
	MTS Systems Corp.	20,700	383,985
#*	NETGEAR, Inc.	26,028	800,361
#*	Nuance Communications, Inc.	195,900	5,357,865
*	ON Semiconductor Corp.	379,816	7,824,210
*	Onto Innovation, Inc.	46,997	1,777,427
#*	Optical Cable Corp.	10,474	25,138
*	OSI Systems, Inc.	19,200	1,362,432
#*	PAR Technology Corp.	7,146	219,811
#	PC Connection, Inc.	35,467	1,549,908
*	Perceptron, Inc.	1,300	5,460
*	Perficient, Inc.	28,300	1,109,643

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Perspecta, Inc.	114,468	$2,449,615
*	Photronics, Inc.	79,712	946,979
*	Plexus Corp.	35,152	2,611,442
*	Qorvo, Inc.	95,832	12,280,871
*	Rambus, Inc.	9,315	137,489
	Richardson Electronics, Ltd.	15,464	66,959
#*	Rogers Corp.	10,243	1,220,863
*	Sanmina Corp.	39,846	1,182,629
*	ScanSource, Inc.	21,541	494,366
	Science Applications International Corp.	30,919	2,472,902
	SS&C Technologies Holdings, Inc.	51,586	2,966,195
*	Sykes Enterprises, Inc.	21,292	584,678
#*	Synaptics, Inc.	38,700	3,096,774
	SYNNEX Corp.	55,899	6,972,841
	TE Connectivity, Ltd.	197,255	17,569,503
	TESSCO Technologies, Inc.	8,689	53,524
#*	TTM Technologies, Inc.	72,684	894,740
#*	Ultra Clean Holdings, Inc.	39,982	1,203,058
*	Verint Systems, Inc.	44,826	2,012,239
#*	ViaSat, Inc.	22,743	863,324
*	Viavi Solutions, Inc.	16,203	224,087
*	Virtusa Corp.	30,064	1,220,598
	Vishay Intertechnology, Inc.	151,731	2,380,659
*	Vishay Precision Group, Inc.	16,480	419,416
	Western Digital Corp.	215,907	9,305,592
*	Xerox Holdings Corp.	128,558	2,140,491
	Xperi Holding Corp.	63,080	1,163,195
TOTAL INFORMATION TECHNOLOGY			542,383,771
MATERIALS — (3.4%)
*	AdvanSix, Inc.	19,500	242,775
	Albemarle Corp.	92,334	7,613,862
*	Alcoa Corp.	43,626	567,138
#*	Allegheny Technologies, Inc.	44,120	383,403
#*	Amcor, P.L.C.	213,649	2,200,585
*	Arconic Corp.	64,458	1,050,021
	Ashland Global Holdings, Inc.	112,560	8,496,029
	Avient Corp.	1,985	47,441
*	Berry Global Group, Inc.	8,100	404,919
	Boise Cascade Co.	43,464	2,024,988
	Cabot Corp.	46,280	1,688,294
	Carpenter Technology Corp.	52,999	1,185,058
*	Century Aluminum Co.	2,522	21,967
#	Chemours Co. (The)	7,630	141,384
*	Clearwater Paper Corp.	895	33,043
	Commercial Metals Co.	88,897	1,838,390
#	Compass Minerals International, Inc.	3,757	191,382
*	Core Molding Technologies, Inc.	11,847	54,496
*	Corteva, Inc.	3,686	105,272
	Domtar Corp.	46,407	974,083
*	Dow, Inc.	163,118	6,697,625
	DuPont de Nemours, Inc.	3,686	197,127
	Eastman Chemical Co.	62,099	4,634,448
*	Element Solutions, Inc.	90,367	981,386
	Friedman Industries, Inc.	3,048	15,301
	FutureFuel Corp.	6,104	80,451
#	Gold Resource Corp.	53,300	233,987
	Graphic Packaging Holding Co.	204,980	2,857,421
	Greif, Inc., Class A	21,053	732,434

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc., Class B	400	$15,716
	Hawkins, Inc.	10,809	556,988
	Haynes International, Inc.	10,047	184,463
#	HB Fuller Co.	57,208	2,593,811
	Hecla Mining Co.	73,348	404,881
	Huntsman Corp.	219,652	4,063,562
	Innospec, Inc.	24,133	1,814,078
	International Flavors & Fragrances, Inc.	12,728	1,603,092
	International Paper Co.	237,550	8,264,364
	Kaiser Aluminum Corp.	27,181	1,683,863
*	Kraton Corp.	18,082	237,778
#	Kronos Worldwide, Inc.	2,217	24,919
	Linde P.L.C.	47,639	11,676,795
	Louisiana-Pacific Corp.	173,457	5,493,383
*	LSB Industries, Inc.	1,758	1,846
	LyondellBasell Industries NV, Class A	23,284	1,455,716
	Martin Marietta Materials, Inc.	23,633	4,896,285
	Materion Corp.	19,190	1,101,890
	Mercer International, Inc.	21,725	161,851
	Minerals Technologies, Inc.	34,280	1,607,046
	Myers Industries, Inc.	22,700	341,862
	Neenah, Inc.	7,684	342,783
	Newmont Corp.	502,635	34,782,342
	Northern Technologies International Corp.	6,070	52,384
	Nucor Corp.	164,456	6,898,929
#	Olin Corp.	186,712	2,098,643
	Olympic Steel, Inc.	9,986	105,652
	Packaging Corp. of America	15,471	1,487,073
	PH Glatfelter Co.	43,300	689,769
*	PQ Group Holdings, Inc.	2,829	34,712
	Rayonier Advanced Materials, Inc.	3,100	9,021
	Reliance Steel & Aluminum Co.	93,801	9,216,886
*	Resolute Forest Products, Inc.	46,500	140,895
	Royal Gold, Inc.	28,500	3,988,005
*	Ryerson Holding Corp.	10,600	59,678
#	Schnitzer Steel Industries, Inc., Class A	400	7,360
	Schweitzer-Mauduit International, Inc.	31,500	1,024,695
	Sensient Technologies Corp.	38,101	1,989,253
	Silgan Holdings, Inc.	5,100	195,075
	Sonoco Products Co.	80,873	4,184,369
	Steel Dynamics, Inc.	215,469	5,906,005
	Stepan Co.	22,152	2,418,998
*	Summit Materials, Inc., Class A	95,498	1,405,731
#*	Synalloy Corp.	949	6,738
#*	TimkenSteel Corp.	20,188	74,090
*	Trecora Resources	10,776	61,962
	Tredegar Corp.	26,545	421,535
#	Trinseo SA	39,519	857,562
#*	Tronox Holdings P.L.C., Class A	64,513	491,589
*	UFP Technologies, Inc.	339	14,624
	United States Lime & Minerals, Inc.	2,500	225,525
*	Universal Stainless & Alloy Products, Inc.	6,269	45,074
#*	US Concrete, Inc.	4,591	113,949
	Valvoline, Inc.	204,538	4,197,120
	Verso Corp., Class A	2,361	28,828
	Vulcan Materials Co.	58,246	6,839,245
#	Westlake Chemical Corp.	158,152	8,619,284
	WestRock Co.	162,029	4,352,099

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Worthington Industries, Inc.	47,320	$1,770,714
TOTAL MATERIALS			199,037,095
REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	89,249	3,909,999
#	Griffin Industrial Realty, Inc.	1,500	73,800
	Jones Lang LaSalle, Inc.	40,739	4,029,494
#	Kennedy-Wilson Holdings, Inc.	96,704	1,435,087
	Newmark Group, Inc., Class A	28,647	116,593
*	Rafael Holdings, Inc., Class B	550	7,684
	RE/MAX Holdings, Inc., Class A	3,800	123,006
#*	St Joe Co. (The)	40,700	838,827
*	Stratus Properties, Inc.	3,069	58,618
TOTAL REAL ESTATE			10,593,108
UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	2,829,510
	New Jersey Resources Corp.	46,254	1,436,649
	NRG Energy, Inc.	55,469	1,875,407
#	Ormat Technologies, Inc.	21,734	1,293,173
	Vistra Corp.	26,700	498,222
TOTAL UTILITIES			7,932,961
TOTAL COMMON STOCKS			5,738,137,874
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*»	Parker Drilling Co. Warrants 09/16/2024	710	0
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
#	WESCO International, Inc.	11,314	306,836
TOTAL INVESTMENT SECURITIES (Cost $3,283,597,741)			5,738,444,710

SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	10,659,142	123,336,938
TOTAL INVESTMENTS — (100.0%)
(Cost $3,406,924,189)^^			$5,861,781,648
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$913,737,869	—	—	$913,737,869
Consumer Discretionary	358,572,496	$2,363	—	358,574,859
Consumer Staples	429,240,516	—	—	429,240,516
Energy	372,199,994	—	—	372,199,994
Financials	1,040,199,890	4,182	—	1,040,204,072
Health Care	1,104,496,638	—	—	1,104,496,638
Industrials	759,736,991	—	—	759,736,991

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$542,383,771	—	—	$542,383,771
Materials	199,037,095	—	—	199,037,095
Real Estate	10,593,108	—	—	10,593,108
Utilities	7,932,961	—	—	7,932,961
Preferred Stocks
Industrials	306,836	—	—	306,836
Securities Lending Collateral	—	$123,336,938	—	123,336,938
TOTAL	$5,738,438,165	$123,343,483	—	$5,861,781,648

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2020, the Trust consisted of eleven operational portfolios, of which ten are included in this document and are "Master Funds" in a master-feeder structure (collectively, the "Series").
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series , The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$19,049,478
The DFA International Value Series	11,889,275
The Japanese Small Company Series	2,911,896

Federal Tax Cost
The Asia Pacific Small Company Series	$1,653,956
The United Kingdom Small Company Series	1,804,259
The Continental Small Company Series	4,820,097
The Canadian Small Company Series	1,119,219
The Emerging Markets Series	4,262,479
The Emerging Markets Small Cap Series	5,165,262
The Tax-Managed U.S. Marketwide Value Series	3,406,924
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.
In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.
The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations about the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, this could have a detrimental impact on returns in the near term.